     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2000

                                                       REGISTRATION NO. 33-55678
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                        POST-EFFECTIVE AMENDMENT NO. 11

                                       TO

                                    FORM S-6
                   FOR REGISTRATION UNDER THE SECURITIES ACT
                  OF 1933 OF THE SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2
                            ------------------------

                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
                             (Exact name of trust)
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (Name of depositor)

                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
         (Complete address of depositor's principal executive offices)

                            ------------------------
                            BARRY G. SKOLNICK, ESQ.
                    Senior Vice President & General Counsel
                      Merrill Lynch Life Insurance Company
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                (Name and complete address of agent for service)

                            ------------------------
                                    Copy to:
                             STEPHEN E. ROTH, ESQ.
                            KIMBERLY J. SMITH, ESQ.
                        Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                           Washington, DC 20004-2415
                            ------------------------
It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[X] on May 1, 2000 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

     Title of Securities Being Registered: Units of Interest in Variable Universal Life Insurance Contracts.

     Check box if it is proposed that the filing will become effective on (date) at (time) pursuant to Rule 487 [ ]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS


May 1, 2000


                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
                           FLEXIBLE PREMIUM VARIABLE
                       UNIVERSAL LIFE INSURANCE CONTRACT
                                   ISSUED BY
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                         SERVICE CENTER: P.O. BOX 9025
                     SPRINGFIELD, MASSACHUSETTS 01102-9025
                                1414 MAIN STREET
                     SPRINGFIELD, MASSACHUSETTS 01144-1007
                             PHONE: (800) 354-5333
                                OFFERED THROUGH
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus describes a flexible premium variable universal life insurance contract that Merrill Lynch Life Insurance Company offers.

Generally, through the first 14 days following the in force date, we will invest your initial payment in the investment division of the Merrill Lynch Variable Life Separate Account (the "Separate Account") investing in the Money Reserve Portfolio. Afterward, you may reallocate your investment base to any five of the investment divisions of the Separate Account. We then invest the assets in corresponding portfolios of the following:




 --  MERRILL LYNCH VARIABLE SERIES FUNDS, INC.


   --  Basic Value Focus Fund


   --  Balanced Capital Focus Fund


   --  Global Growth Focus Fund


   --  Utilities and Telecommunications Focus Fund


   --  Developing Capital Markets Focus Fund


   --  Small Cap Value Focus Fund


   --  Index 500 Fund


 --  MERRILL LYNCH SERIES FUND, INC.


   --  Money Reserve Portfolio


   --  Intermediate Government Bond Portfolio


   --  Long-Term Corporate Bond Portfolio


   --  High Yield Portfolio


   --  Capital Stock Portfolio


   --  Growth Stock Portfolio


   --  Multiple Strategy Portfolio


   --  Natural Resources Portfolio


   --  Global Strategy Portfolio


   --  Balanced Portfolio


 --  AIM VARIABLE INSURANCE FUNDS


   --  AIM V.I. Capital Appreciation Fund


   --  AIM V.I. Value Fund


 --  AIM VARIABLE PRODUCTS SERIES FUND, INC.


   --  Premier Growth Portfolio


   --  Quasar Portfolio


 --  HOTCHKIS AND WILEY VARIABLE TRUST


   --  International VIP Portfolio


 --  MFS VARIABLE INSURANCE TRUST


   --  MFS Emerging Growth Series


   --  MFS Research Series


 --  MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.


   --  Mercury V.I. U.S. Large Cap Fund


 --  MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY
     SECURITIES -- Fourteen maturity dates ranging from February 15, 2001-February 15, 2019

Currently, you may change your investment allocation as often as you like.

We guarantee that regardless of investment results, insurance coverage will continue for the guarantee period. Each payment extends the guarantee period. The maximum guarantee period is until the date the insured would reach attained age 100. During the guarantee period, we will terminate the Contract only if any loan debt exceeds certain contract values. After the guarantee period ends, the Contract will remain in effect as long as the net cash surrender value is sufficient to cover all charges due. While the Contract is in effect, the death benefit may vary to reflect the investment results of the investment divisions chosen, but will generally never be less than the face amount or, after the date the insured reaches attained age 100, the post-100 face amount.

You may:

      --  make additional payments

      --  borrow from your Contract

      --  reduce the face amount subject to certain conditions

      --  redeem the Contract for its net cash surrender value

      --  make partial withdrawals

The net cash surrender value will vary with the investment results of the investment divisions chosen. We don't guarantee any minimum cash value.

Within certain limits, you may return the Contract or exchange it for a contract with benefits that don't vary with the investment results of a separate account.

It may not be advantageous to replace existing insurance with the Contract.

PURCHASING THIS CONTRACT INVOLVES CERTAIN RISKS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, YOU COULD LOSE ALL OR PART OF THE MONEY YOU INVEST. EXCEPT FOR THE GUARANTEED DEATH BENEFIT WE PROVIDE, YOU BEAR ALL INVESTMENT RISKS. WE DO NOT GUARANTEE HOW ANY OF THE INVESTMENT DIVISIONS OR FUNDS WILL PERFORM.


LIFE INSURANCE IS INTENDED TO BE A LONG-TERM INVESTMENT. YOU SHOULD EVALUATE YOUR INSURANCE NEEDS AND THE CONTRACT'S LONG-TERM INVESTMENT POTENTIAL AND RISKS BEFORE PURCHASING THE CONTRACT.



CURRENT PROSPECTUSES FOR THE MERRILL LYNCH SERIES FUND, INC; THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC.; THE AIM VARIABLE INSURANCE FUNDS; THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.; THE MFS(R) VARIABLE INSURANCE TRUST(SM); THE HOTCHKIS AND WILEY VARIABLE TRUST; THE MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.; AND THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                PAGE
                                                                ----
IMPORTANT TERMS.............................................       5
SUMMARY OF THE CONTRACT.....................................       6
  What the Contract Provides................................       6
  Availability and Payments.................................       7
  The Investment Base.......................................       7
  The Investment Divisions..................................       7
  Illustrations.............................................       7
  Replacement of Existing Coverage..........................       7
  Right to Cancel ("Free Look" Period) or Convert...........       7
  Distributions from the Contract...........................       8
  Fees and Charges..........................................       8
FACTS ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY, MERRILL
  LYNCH, PIERCE, FENNER & SMITH INCORPORATED, THE SEPARATE
  ACCOUNT, THE FUNDS, AND THE ZERO TRUSTS...................      11
  Merrill Lynch Life Insurance Company......................      11
  Merrill Lynch, Pierce, Fenner & Smith Incorporated........      12
  The Separate Account......................................      12
  Net Rate of Return for an Investment Division.............      13
  Changes Within the Account................................      13
THE FUNDS...................................................      13
  The Series Fund...........................................      13
  The Variable Series Funds.................................      14
  The AIM V.I. Funds........................................      15
  The Alliance Fund.........................................      15
  The MFS Trust.............................................      16
  The Hotchkis and Wiley Trust..............................      16
  The Mercury V.I. Funds....................................      16
  Special Risks In Certain Funds............................      17
  The Operation of the Funds................................      18
  The Zero Trusts...........................................      19
FACTS ABOUT THE CONTRACT....................................      20
  Who May be Covered........................................      20
  Initial Payment...........................................      20
  Additional Insurance Rider................................      21
  Right to Cancel ("Free Look" Period)......................      22
  Making Additional Payments................................      22
  Investment Base...........................................      23
  Charges...................................................      24
  Charges Deducted from the Investment Base.................      24
  Contract Loading..........................................      25
  Charges to the Separate Account...........................      25
  Charges to Fund Assets....................................      26
  Guarantee Period..........................................      27
  Cash Value................................................      28
  Partial Withdrawals.......................................      28
  Loans.....................................................      30
  Reducing the Face Amount..................................      31
  Death Benefit Proceeds....................................      32
  Payment of Death Benefit Proceeds.........................      35

                                                                PAGE
                                                                ----
  Dollar Cost Averaging.....................................      35
  Right to Convert Contract.................................      36
  Income Plans..............................................      36
  Reports to Contract Owners................................      37
MORE ABOUT THE CONTRACT.....................................      37
  Using the Contract........................................      37
  Some Administrative Procedures............................      38
  Other Contract Provisions.................................      39
  Group or Sponsored Arrangements...........................      40
  Unisex Legal Considerations...............................      40
  Selling the Contracts.....................................      40
  Tax Considerations........................................      41
  Our Income Taxes..........................................      44
  Reinsurance...............................................      44
ILLUSTRATIONS...............................................      45
MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY.............      51
  Directors and Executive Officers..........................      51
  Services Arrangement......................................      51
  State Regulation..........................................      51
  Legal Proceedings.........................................      52
  Experts...................................................      52
  Legal Matters.............................................      52
  Registration Statements...................................      52
  Financial Statements......................................      52
  Financial Statements of Merrill Lynch Life Separate
     Account................................................     S-1
  Financial Statements of Merrill Lynch Life Insurance
     Company................................................     G-1


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                IMPORTANT TERMS

attained age: is the issue age of the insured plus the number of full years since the contract date.

base premium: is the amount equal to the level annual premium necessary for the Contract's face amount to endow on the contract anniversary nearest to the date the insured would reach attained age 100. To calculate your base premium, we assume you elect death benefit option 1; a 5% annual rate of return on the base premium minus contract loading; and maximum cost of insurance charges. Once we determine the base premium, it will not change.


cash value: is equal to the investment base plus any unearned cost of insurance charges and rider costs plus any loan debt less any accrued net loan cost since the last contract anniversary (or since the contract date during the first contract year).


contract anniversary:  is the same date of each year as the contract date.

contract date or policy date: is used to determine processing dates, contract years and anniversaries. It is usually the business day next following the receipt of the initial payment at the Service Center.


excess sales load: is a portion of the sales load that we may refund to you if you surrender your Contract or it lapses during the first two contract years. After contract year two, the excess sales load equals zero.



face amount: is the minimum death benefit as long as the Contract remains in force prior to the date the insured would reach attained age 100. The face amount will change if you change your death benefit option or reduce the face amount; or it may decrease as a result of a partial withdrawal.



fixed base: On the contract date, the fixed base equals the cash value. From then on, the fixed base is calculated like the cash value except that we use 4.5% interest instead of the net rate of return, and substitute the guaranteed maximum cost of insurance rates and guaranteed maximum rider costs for the current rates. In addition, the fixed base is calculated without taking into account loans or repayments. The fixed base is equivalent to the cash value for a comparable fixed benefit contract with the same face amount and guarantee period. After the guarantee period, the fixed base is zero. We use the fixed base to limit our right to cancel the Contract during the guarantee period.



guarantee period: is the time we guarantee that the Contract will remain in force regardless of investment experience, unless loan debt exceeds certain contract values. It is the period that a comparable fixed life insurance contract (with the same face amount, payments and withdrawals made, guaranteed mortality table, contract loading and guaranteed maximum rider costs) would remain in force if credited with 4.5% interest per year.



in force date: is the date when the underwriting process is complete, and we receive the initial payment and any outstanding contract amendments at the Service Center.


investment base: is the amount available under a Contract for investment in the Separate Account at any time.

issue age: is the insured's age as of his or her birthday nearest the contract date.

loan debt: is the sum of all outstanding loans on a Contract plus accrued interest.

monthiversary:  is the same day each month as the contract date.

net amount at risk: is the excess of the death benefit adjusted for interest at 4.5% over the cash value as of a processing date, before we deduct cost of insurance.

net cash surrender value:  is equal to the cash value less loan debt.

processing dates: are the contract date and the first day of each contract quarter thereafter. Processing dates are the days when we deduct charges from the investment base.

processing period:  is the period between consecutive processing dates.

variable insurance amount: is computed daily by multiplying the cash value (plus excess sales load during the first 24 contract months) by the cash value corridor factor for the insured at his or her attained age.

                            SUMMARY OF THE CONTRACT

WHAT THE CONTRACT PROVIDES

The Contract offers a choice of investments and an opportunity for the Contract's investment base, net cash surrender value and death benefit to grow based on investment results.

We don't guarantee that contract values will increase. Depending on the investment results of the investment divisions you select, the investment base, net cash surrender value and death benefit may go up or down on any day. You bear the investment risk.


We offer other variable life insurance contracts that have different features and charges. These different charges would affect your investment division performance and investment base. To obtain more information about these other contracts, contact our Service Center or your Financial Consultant.



Death Benefit. You elect a death benefit option on the application. Under option 1, the death benefit equals the face amount or variable insurance amount, whichever is larger. Under option 2, the death benefit equals the larger of
(1) the face amount plus the cash value or (2) the variable insurance amount. The variable insurance amount increases or decreases depending on the investment results of your selected investment divisions. The death benefit may go up or down depending upon investment performance. However, it will never drop below the face amount. Death benefit proceeds are equal to the death benefit reduced by any loan debt and increased by any rider benefits payable. If the insured dies on or after the date he or she reaches attained age 100, we will pay the post-100 death benefit proceeds.



Tax Benefits and Tax Considerations. We believe the Contract generally provides at least the minimum death benefit required under federal tax law (although there is less guidance and therefore some uncertainty with respect to Contracts issued on a substandard basis and Contracts with an additional insurance rider attached.) By satisfying this requirement, the Contract provides two important tax benefits:


     1) Its death benefit is generally not subject to income tax;

     2) Any increases in the Contract's cash value are not taxable until distributed from the Contract.

Guarantee Period. Generally, during the guarantee period, we guarantee the Contract will remain in effect and provide the death benefit regardless of investment performance unless loan debt exceeds certain contract values. We will only accept an initial payment if it provides for a guarantee period of at least three months. The initial guarantee period is based on the initial payment, the face amount, and the face amount of any additional insurance rider. Each subsequent payment will extend the guarantee period until the date the insured would reach attained age 100. Certain Contract transactions will affect the guarantee period.

You should purchase the Contract for its death benefit. You may use the Contract's net cash surrender value, as well as its death benefit, to provide proceeds for various individual and estate planning purposes. However, loans and partial withdrawals will affect the net cash surrender value and death benefit proceeds, and may cause the Contract to terminate. Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract in connection with a specialized purpose, you should consider whether the long-term nature of the Contract, its investment risks, and the potential impact of any contemplated loans and partial withdrawals, are consistent with the purposes you may be considering. Moreover, using a Contract for a specialized purpose may have tax consequences. (See "Tax Considerations.")

AVAILABILITY AND PAYMENTS

We will issue a Contract for insureds from age 20 through age 85.

We will not accept an initial payment that provides a guarantee period of less than three months.


The maximum face amount (excluding any additional rider face amount) is $250,000. You can make additional payments. On your application you may choose to make additional payments monthly, quarterly, semi-annually, or annually.



The Contract is not available to insure residents of certain municipalities in Kentucky that impose premium taxes in excess of a certain level.


THE INVESTMENT BASE

A Contract's investment base is the amount available for investment at any time. On the contract date (usually the next business day after our Service Center receives your initial payment), the investment base is equal to the initial payment minus contract loading, cost of insurance charges, and rider costs. Afterwards, it varies daily based on the investment performance of your selected investment divisions. You bear the risk of poor investment performance and receive the benefit of favorable investment performance. You may wish to consider diversifying your investment in the Contract by allocating the investment base to two or more investment divisions.

THE INVESTMENT DIVISIONS


We invest your payments in investment divisions of the Separate Account. Generally, through the first 14 days following the in force date, we will invest the initial payment less contract loading only in the investment division of the Separate Account investing in the Money Reserve Portfolio. Afterwards, we will reallocate the investment base to up to five of the investment divisions, according to your instructions. (See "Changing the Allocation".)


ILLUSTRATIONS

Illustrations in this Prospectus or used in connection with the purchase of the Contract are based on hypothetical investment rates of return. We don't guarantee these rates. They are illustrative only, and not a representation of past or future performance. Actual rates of return may be more or less than those shown in the illustrations. Actual values will be different than those illustrated.

REPLACEMENT OF EXISTING COVERAGE

Generally, it is not advisable to purchase an insurance contract as a replacement for existing coverage. Before you buy a Contract, ask your Merrill Lynch Financial Consultant if changing, or adding to, current insurance coverage would be advantageous. Don't base your decision to replace existing coverage solely on a comparison of contract illustrations.

RIGHT TO CANCEL ("FREE LOOK" PERIOD) OR CONVERT

Once you receive the Contract, review it carefully to make sure it is what you want. Generally, you may return a Contract for a refund within the later of ten days after receiving it, 45 days from the date the application is completed, or ten days after we mail or personally deliver the Notice of Withdrawal Right to you. If you return the Contract during the "free look" period, we will refund the payment without interest.

You may also convert your Contract within 24 months into a contract with benefits that do not vary with the investment results of a separate account.

DISTRIBUTIONS FROM THE CONTRACT

Partial Withdrawals. Beginning in Contract year two, you may make partial withdrawals, subject to certain conditions. (See "Partial Withdrawals".) Making a partial withdrawal may have tax consequences. (See "Tax Considerations".)

Surrenders. You may surrender your Contract at any time and receive the net cash surrender value. The net cash surrender value equals the investment base:

     - plus any unearned cost of insurance charges and rider costs;

     - less any accrued net loan cost since the last contract anniversary (or since the contract date during the first contract year);

     - plus, during the first two contract years, excess sales load.

Surrendering the Contract may have tax consequences. (See "Tax Considerations".)


Loans. You may borrow money from us, using your Contract as collateral, subject to limits. We deduct loan debt from the amount payable on surrender of the Contract and from any death benefit payable. Loan interest accrues daily and, IF IT IS NOT PAID EACH YEAR, IT IS TREATED AS A NEW LOAN (CAPITALIZED) AND ADDED TO THE OUTSTANDING LOAN AMOUNT. If the Contract is a modified endowment contract, both the loan amount and the amount of capitalized interest are treated as taxable distributions. Depending upon investment performance of the divisions and the amounts borrowed, loans may cause a Contract to lapse. If the Contract lapses with loan debt outstanding, adverse tax consequences may result. Loans may have other adverse tax consequences. (See "Loans" and "Tax Considerations -- Tax Treatment of Loans and Other Distributions".)


FEES AND CHARGES

Contract Loading. We deduct certain charges from all your payments before we invest them in the investment divisions. These charges are:

     - SALES LOAD equal to 46.25% of each payment through the second base premium and 1.25% of each payment thereafter;


     - PREMIUM TAX CHARGE of 2.5% of each payment; and


     - FEDERAL TAX CHARGE of 1.25% of each payment.

(See "Contract Loading.")

Investment Base Charges. We deduct certain charges from your investment base on contract anniversaries or processing dates. These charges are:

     - COST OF INSURANCE -- on the contract date and on all processing dates after the contract date, we deduct a cost for the life insurance coverage we provide (see "Cost of Insurance"); and

     - RIDER COST -- on the contract date and on all processing dates after the contract date, we deduct a cost for any additional insurance rider you purchase.

     - NET LOAN COST -- on each contract anniversary, if there has been any loan debt during the prior year, we deduct a net loan cost. It equals a maximum of 2.0% of the loan debt per year (see "Loans").

Separate Account Charges. We deduct certain charges daily from the investment results of the investment divisions in the Separate Account. These charges are:

     - a MORTALITY AND EXPENSE RISK CHARGE deducted from all investment divisions. It is equivalent to .90% annually at the beginning of the year; and

     - a TRUST CHARGE deducted only from those investment divisions investing in the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the "Zero Trusts"). It is currently equivalent to .34% annually at the beginning of the year. It will never exceed .50% annually.


Advisory Fees and Fund Expenses. The portfolios in the Funds pay monthly advisory fees and other expenses. The following table helps you understand the costs and expenses you will bear, directly or indirectly. The table shows Fund expenses for the year ended December 31, 1999, as a percentage of each Fund's average net assets. For more information on fees and charges, see "Charges to Fund Assets".



                                                  MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
                              ---------------------------------------------------------------------------------------------------
                                               DEVELOPING     UTILITIES
                              BASIC   GLOBAL    CAPITAL       AND TELE-      INTERNATIONAL   SMALLCAP           BALANCED   GLOBAL
                              VALUE    BOND     MARKETS     COMMUNICATIONS      EQUITY        VALUE     INDEX   CAPITAL    GROWTH
      ANNUAL EXPENSES         FOCUS   FOCUS*    FOCUS(A)       FOCUS(B)         FOCUS*       FOCUS(B)    500    FOCUS(B)   FOCUS
      ---------------         -----   ------   ----------   --------------   -------------   --------   -----   --------   ------
Investment Advisory Fees....   .60%    .60%       1.00%          .60%             .75%         .75%      .30%     .60%      .75%
Other Expenses..............   .06%    .17%        .67%          .09%             .17%         .06%      .05%     .11%      .12%
                               ---     ---        ----           ---              ---          ---       ---      ---       ---
Total Annual Operating
  Expenses..................   .66%    .77%       1.67%          .69%             .92%         .81%      .35%     .71%      .87%
Expense Reimbursements......     0%      0%        .42%            0%               0%           0%        0%       0%        0%
                               ---     ---        ----           ---              ---          ---       ---      ---       ---
Net Expenses................   .66%    .77%       1.25%          .69%             .92%         .81%      .35%     .71%      .87%


                                                   MERRILL LYNCH SERIES FUND, INC.
                               ------------------------------------------------------------------------
                                         INTERMEDIATE   LONG-TERM
                                MONEY     GOVERNMENT    CORPORATE   HIGH    CAPITAL   GROWTH   MULTIPLE
       ANNUAL EXPENSES         RESERVE       BOND         BOND      YIELD    STOCK    STOCK    STRATEGY
       ---------------         -------   ------------   ---------   -----   -------   ------   --------
Investment Advisory Fees.....    .32%        .32%          .32%      .32%     .32%     .32%      .32%
Other Expenses...............    .05%        .06%          .07%      .07%     .05%     .05%      .07%
                                 ---         ---           ---       ---      ---      ---       ---
Total Annual Operating
  Expenses...................    .37%        .38%          .39%      .39%     .37%     .37%      .39%
Expense Reimbursements.......      0%          0%            0%        0%       0%       0%        0%
                                 ---         ---           ---       ---      ---      ---       ---
Net Expenses.................    .37%        .38%          .39%      .39%     .37%     .37%      .39%

                                MERRILL LYNCH SERIES FUND, INC.
                               ----------------------------------

                                 NATURAL       GLOBAL
       ANNUAL EXPENSES         RESOURCES(C)   STRATEGY   BALANCED
       ---------------         ------------   --------   --------
Investment Advisory Fees.....      .32%         .32%       .32%
Other Expenses...............      .27%         .10%       .06%
                                   ---          ---        ---
Total Annual Operating
  Expenses...................      .59%         .42%       .38%
Expense Reimbursements.......      .09%           0%         0%
                                   ---          ---        ---
Net Expenses.................      .50%         .42%       .38%



                                                             ALLIANCE VARIABLE                               HOTCHKIS AND
                                                                 PRODUCTS                                        WILEY
                                      AIM VARIABLE           SERIES FUND, INC.         MFS(R) VARIABLE         VARIABLE
                                     INSURANCE FUNDS         (CLASS A SHARES)        INSURANCE TRUST(SM)         TRUST
                                 -----------------------   ---------------------   -----------------------   -------------
                                                                                                             HOTCHKIS AND
                                   AIM V.I.                ALLIANCE                   MFS                        WILEY
                                   CAPITAL      AIM V.I.    PREMIER    ALLIANCE    EMERGING        MFS       INTERNATIONAL
        ANNUAL EXPENSES          APPRECIATION    VALUE     GROWTH(D)   QUASAR(D)   GROWTH(E)   RESEARCH(E)        VIP
        ---------------          ------------   --------   ---------   ---------   ---------   -----------   -------------
Investment Advisory Fees.......      .62%         .61%       1.00%       1.00%        .75%         .75%           .75%
Other Expenses.................      .11%         .15%        .05%        .19%        .09%         .11%           .26%
                                     ---          ---        ----        ----         ---          ---           ----
Total Annual Operating
  Expenses.....................      .73%         .76%       1.05%       1.19%        .84%         .86%          1.01%
Expense Reimbursements.........        0%           0%          0%          0%          0%           0%             0%
                                     ---          ---        ----        ----         ---          ---           ----
Net Expenses...................      .73%         .76%       1.05%       1.19%        .84%         .86%          1.01%

                                   MERCURY
                                    ASSET
                                  MANAGEMENT
                                     V.I.
                                 FUNDS, INC.
                                   (CLASS A
                                   SHARES)
                                 ------------

                                 MERCURY V.I.
                                  U.S. LARGE
        ANNUAL EXPENSES             CAP(F)
        ---------------          ------------
Investment Advisory Fees.......       .65%
Other Expenses.................      2.18%
                                     ----
Total Annual Operating
  Expenses.....................      2.83%
Expense Reimbursements.........      1.58%
                                     ----
Net Expenses...................      1.25%


---------------

* Closed to allocations of premiums or contract value following the close of business on June 22, 1999.

NOTES TO FEE TABLE



(a) Merrill Lynch Asset Management L.P. ("MLAM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each Fund of the Variable Series Funds in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. Under this Reimbursement Agreement, the Developing Capital Markets Focus Fund was reimbursed for a portion of its operating expenses for 1999.



(b) Effective April 4, 2000, (i) the Special Value Focus Fund was renamed the Small Cap Value Focus Fund; (ii) the Global Utility Focus Fund was renamed the Utilities and Telecommunications Fund; and (iii) the Capital Focus Fund was renamed the Balanced Capital Focus Fund. See the accompanying prospectus for the Variable Series Funds for additional information regarding these changes.



(c) We have agreed to limit operating expenses for each Fund of the Series Fund in a given year to .50% of its average daily net assets. Under this agreement, the Natural Resources Portfolio was reimbursed for a portion of its operating expenses for 1999.



(d) The Fee Table does not reflect fees waived or expenses assumed by Alliance Capital Management L.P. ("Alliance") for the Alliance Quasar Portfolio during the year ended December 31, 1999. Such waivers and assumption of expenses were made on a voluntary basis. Alliance may discontinue or reduce any such waiver or assumption of expenses at any time without notice. During the fiscal year ended December 31, 1999, Alliance waived management fees totaling .24% for the Alliance Quasar Portfolio. Considering such reimbursements, "Total Annual Operating Expenses" would have been .95%.



(e) The MFS Emerging Growth Series and the MFS Research Series have expense offset arrangements which reduce each Fund's custodian fee based upon the amount of cash maintained by each Fund with its custodian and dividend disbursing agent. The Funds may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Funds' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the Funds. Had these fee reductions been taken into account, "Net Expenses" would have been 0.83% for the Emerging Growth Series and 0.85% for the Research Series.



(f) Mercury Asset Management International Ltd. has agreed to limit for one year the operating expenses paid by the Mercury V.I. U.S. Large Cap Fund to 1.25% of its average net assets.


This summary provides only a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and in the Contract. You should retain the Contract together with its attached applications, medical exam(s), amendments, riders, and endorsements. These are the entire agreement between you and us.

For the definitions of some important terms used in this Prospectus, see "Important Terms."

               FACTS ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY,
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED,
              THE SEPARATE ACCOUNT, THE FUNDS, AND THE ZERO TRUSTS

MERRILL LYNCH LIFE INSURANCE COMPANY

Merrill Lynch Life Insurance Company ("we" or "us") is a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and redomesticated under the laws of the State of Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. We are authorized to sell life insurance and annuities in 49 states, Guam, the U.S. Virgin Islands and the District of Columbia. We are also authorized to sell variable life insurance and variable annuities in most jurisdictions.

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("MLPF&S")

MLPF&S provides a world-wide broad range of securities brokerage and investment banking services. It provides marketing services for us and is the principal underwriter of the Contracts issued through the Separate Account. We retain MLPF&S to provide services relating to the Contracts under a distribution agreement. (See "Selling the Contracts".)

THE SEPARATE ACCOUNT

We established the Separate Account, a separate investment account, on November 16, 1990. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Separate Account. It meets the definition of a separate account under the federal securities laws. We use the Separate Account to support the Contract as well as other variable life insurance contracts we issue. The Separate Account is also governed by the laws of the State of Arkansas, our state of domicile.

We own all of the assets in the Separate Account. The assets of the Separate Account are kept separate from our general account and any other separate accounts we may have. Arkansas insurance law provides that the Separate Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct.

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to our other income, gains or losses. As required, the assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account.


There are currently 39 investment divisions in the Separate Account that are available for investment:


     - Ten invest in shares of a specific portfolio of the Merrill Lynch Series Fund, Inc. (the "Series Fund").

     - Seven invest in Class A shares of a specific portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds").


     - Two invest in shares of a specific portfolio of the AIM Variable Insurance Funds (the "AIM V.I. Funds").



     - Two invest in shares of a portfolio of the Alliance Variable Products Series Funds, Inc. (the "Alliance Fund").



     - Two invest in shares of a specific portfolio of the MFS(R) Variable Insurance Trust(SM) (the "MFS Trust").



     - One invests in shares of a portfolio of the Hotchkis and Wiley Variable Trust (the "Hotchkis and Wiley Trust").


     - One invests in Class A shares of a portfolio of the Mercury Asset Management V.I. Funds, Inc. (the "Mercury V.I. Funds").


     - Fourteen invest in units of a specific Zero Trust.



On July 22, 1999, two investment divisions previously available under the Separate Account (the International Equity Focus Fund and the Global Bond Focus Fund of the Variable Series Funds) closed to allocations of premiums and investment base.

For more information, see "The Funds" below. You'll find complete information about the Funds and the Zero Trusts, including the risks associated with each portfolio in the accompanying prospectuses. They should be read along with this Prospectus.


Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available only through the Contract have names similar to funds not available through the Contract. The performance of any fund not available through the Contract is not indicative of performance of the similarly named fund available through the Contract.


NET RATE OF RETURN FOR AN INVESTMENT DIVISION

Each investment division has a distinct unit value (also referred to as "price" or "separate account index" in reports we furnish to you). When we allocate your payments or investment base to an investment division, we purchase units based on the value of a unit of the investment division as of the end of the valuation period during which the allocation occurs. When we transfer or deduct amounts out of an investment division, we redeem units in a similar manner. A valuation period is each business day together with any non-business days before it. A business day is any day the New York Stock Exchange is open or the SEC requires that we determine the unit value of an investment division.

For each investment division, the separate account index was initially set at $10.00. The separate account index for each subsequent valuation period fluctuates based upon the net rate of return for that period. We determine the net rate of return of an investment division at the end of each valuation period. The net rate of return reflects the investment performance of the division for the valuation period and the charges to the Separate Account.

For divisions investing in the Funds, shares are valued at net asset value and reflect reinvestment of any dividends or capital gains distributions declared by the Funds.

For divisions investing in the Zero Trusts, units of each Zero Trust are valued at the sponsor's repurchase price, as explained in the prospectus for the Zero Trusts.

CHANGES WITHIN THE ACCOUNT

We may add investment divisions. We also have the right to eliminate investment divisions from the Separate Account, to combine two or more investment divisions, or to substitute a new portfolio for the portfolio in which an investment division invests. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. If necessary, we would get prior approval from the Arkansas State Insurance Department and the Securities and Exchange Commission and any other required approvals before making such a substitution.

Subject to any required regulatory approvals, we reserve the right to transfer assets of the Separate Account or of any of the investment divisions to another separate account or investment division.

When permitted by law, we also reserve the right to:

     - deregister the Separate Account under the Investment Company Act of 1940;

     - operate the Separate Account as a management company under the Investment Company Act of 1940;

     - restrict or eliminate any voting rights of contract owners, or other persons who have voting rights as to the Separate Account; and

     - combine the Separate Account with other separate accounts.

                                   THE FUNDS

Below we list the funds into which the investment divisions may invest. There is no guarantee that any fund or portfolio will be able to meet its investment objective.

THE SERIES FUND

The Series Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Merrill Lynch Asset Management, L.P. ("MLAM"). All of its ten mutual fund portfolios are currently available through the Separate Account. The investment objectives and certain investment policies of the Series Fund portfolios are described below.

Money Reserve Portfolio seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with those objectives by investing in short-term money market securities.

Intermediate Government Bond Portfolio seeks to obtain the highest level of current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaranteed by the U.S. Government or its agencies. The Portfolio will invest in such securities with a maximum maturity of 15 years.


Long-Term Corporate Bond Portfolio primarily seeks to provide a high level of current income. In addition, the Portfolio seeks the preservation of capital. In seeking to achieve these objectives, under normal circumstances the Portfolio invests at least 80% of the value of its total assets in debt securities that have a rating within the three highest grades of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's").



High Yield Portfolio primarily seeks a high level of current income. Secondarily, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objective by investing principally in fixed-income securities rated in the lower categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds").


Capital Stock Portfolio seeks long-term growth of capital and income, plus moderate current income. It generally invests in equity securities considered to be of good or improving quality or considered to be undervalued based on criteria such as historical price/book value and price/earnings ratios.


Growth Stock Portfolio seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of companies with the potential to achieve above-average earnings growth.



Multiple Strategy Portfolio seeks high total investment return through a fully managed investment policy utilizing equity securities, intermediate and long-term debt securities and money market securities.



Natural Resources Portfolio seeks capital appreciation and to protect the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.


Global Strategy Portfolio seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers.

Balanced Portfolio seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than that normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and equity securities.

MLAM is indirectly owned and controlled by Merrill Lynch & Co., Inc. and is a registered adviser under the Investment Advisers Act of 1940. The Series Fund, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets".)

THE VARIABLE SERIES FUNDS


The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is MLAM. Class A shares of seven of its portfolios are currently available through the Separate Account. Two of its other portfolios are now closed to further investment. The investment objectives and certain investment policies of these Variable Series Funds portfolios are described below.


Basic Value Focus Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price/earnings ratio.


Global Bond Focus Fund seeks to provide high total investment return by investing in a global portfolio of fixed-income securities denominated in various currencies, including multinational currency units. The Fund will invest in fixed income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLAM has determined to be of similar creditworthiness.



The investment division corresponding to this Fund closed to allocations of premiums and investment base on July 22, 1999.



Utilities and Telecommunications Focus Fund (formerly the Global Utility Focus
Fund) seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLAM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.


International Equity Focus Fund seeks capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries.


The investment division corresponding to this Fund closed to allocations of premiums and investment base on July 22, 1999.


Developing Capital Markets Focus Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.


Small Cap Value Focus Fund (formerly the Special Value Focus Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Variable Series Funds believes have special investment value, and of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities.


Index 500 Fund seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").

Balanced Capital Focus Fund (formerly the Capital Focus Fund) seeks to achieve high total investment return. To do this, management of the Fund uses a flexible "fully managed" investment policy that shifts the emphasis among equity, debt (including money market), and convertible securities.



Global Growth Focus Fund seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.



The Variable Series Funds, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets".)


THE AIM V.I. FUNDS

The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is A I M Advisors, Inc. ("AIM"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the two available AIM V.I. Funds portfolios are described below.

AIM V.I. Capital Appreciation Fund seeks growth of capital through investment in common stocks, with emphasis on medium and small-sized growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to AIM's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.


AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, has served as an investment adviser since its organization in 1976. Today, AIM together with its subsidiaries, advises or manages over 120 investment portfolios, including the Funds, encompassing a broad range of investment objectives. The AIM V.I. Funds, as part of its operating expenses, pays an investment advisory fee to AIM. (See "Charges to Fund Assets".)


THE ALLIANCE FUND


The Alliance Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Alliance Capital Management L.P. ("Alliance"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of these Alliance Fund portfolios are described below.


Premier Growth Portfolio seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. This Fund is therefore not intended for contract owners whose principal objective is assured income and conservation of capital.

Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. The Fund invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation, and invests only incidentally for current income. The selection of securities based on the possibility of appreciation cannot prevent loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and is not intended for contract owners who want assured income or preservation of capital.


Alliance is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United

States, which is in turn a wholly owned subsidiary of AXA Financial, Inc., a holding company which is controlled by AXA, a French insurance holding company. The Alliance Fund, as part of its operating expenses, pays an investment advisory fee to Alliance. (See "Charges to Fund Assets".)


THE MFS TRUST

The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Massachusetts Financial Services Company ("MFS"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the available MFS Trust portfolios are described below.

MFS Emerging Growth Series will seek long-term growth of capital. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the series' adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.

MFS Research Series will seek to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that the series' adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.

MFS, a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, is a subsidiary of Sun Life of Canada (U.S.) Financial Service Holdings, Inc., which, in turn, is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada. The MFS Trust, as part of its operating expenses, pays an investment advisory fee to MFS. (See "Charges to Fund Assets".)

THE HOTCHKIS AND WILEY TRUST


The Hotchkis and Wiley Trust is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Hotchkis and Wiley. One of its mutual fund portfolios is available through the Separate Account. The investment objective of this Hotchkis and Wiley Trust portfolio is described below.



Hotchkis and Wiley International VIP Portfolio seeks to provide current income and long term growth of income, accompanied by growth of capital. The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. In investing the Fund, Hotchkis and Wiley follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth.



Hotchkis and Wiley, 725 S. Figueroa Street, Suite 4000, Los Angeles, California 90017-5400, is a division of MLAM. The Hotchkis and Wiley Trust, as part of its operating expenses, pays an investment advisory fee to Hotchkis and Wiley. (See "Charges to Fund Assets".)


THE MERCURY V.I. FUNDS


The Mercury V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Mercury Asset Management International Ltd. Class A shares of one of its mutual fund portfolios are available through the Separate Account. The investment objective of the Mercury V.I. U.S. Large Cap Fund is described below.


Mercury V.I. U.S. Large Cap Fund's main goal is long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies (which are companies whose market capitalization is at least $5 billion) located in the U.S. that Fund management believes are undervalued or have good prospects for earnings growth. The Fund may also invest up to 10% of its assets in stocks of companies located in Canada.


Mercury Asset Management International Ltd. is located at 33 King William Street, London EC4R 9AS, England. Its intermediate parent is Mercury Asset Management Group Ltd. a London-based holding company. The ultimate parent of Mercury Asset Management Group Ltd. is Merrill Lynch & Co., Inc. The Mercury V.I. U.S. Large Cap Fund, as part of its operating expenses, pays an investment advisory fee to Mercury Asset Management International Ltd. (See "Charges to Fund Assets".)


SPECIAL RISKS IN CERTAIN FUNDS

Investment in lower-rated debt securities, such as those in which the High Yield Portfolio of the Series Fund, and the Developing Capital Markets Focus and International Equity Focus Funds of the Variable Series Funds, expect to invest, entails relatively greater risk of loss of income or principal. The Developing Capital Markets Focus Fund of the Variable Series Funds has no established rating criteria for the debt securities in which it may invest, and will rely on MLAM's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize risk, these portfolios will diversify holdings among many issuers. However, there can be no assurance that diversification will protect these portfolios from widespread defaults during periods of sustained economic downturn.


Because a substantial portion of the Global Growth Focus Fund's assets may be invested on an international basis, you should be aware of certain risks of international investments, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in the Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income.


In seeking to protect the purchasing power of capital, the Natural Resources Portfolio of the Series Fund reserves the right, when management anticipates significant economic, political, or financial instability, such as high inflationary pressures or upheaval in foreign currency exchange markets, to invest a majority of its assets in companies that explore for, extract, process or deal in gold or in asset-based securities indexed to the value of gold bullion. The Natural Resources Portfolio will not concentrate its investments in such securities until it has been advised that the Contracts' federal tax status will not be adversely affected as a result.


For the MFS Emerging Growth Series, the nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium-sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of the MFS Emerging Growth Series, therefore, may fluctuate more in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.


For the Hotchkis and Wiley International VIP Portfolio, investing in emerging market and other foreign securities involves certain risk considerations not typically associated with investing in securities of U.S. issuers, including currency devaluations and other currency exchange rate fluctuations, political uncertainty and instability, more substantial government involvement in the economy, higher rates of inflation, less government supervision and regulation of the securities markets and participants in those markets, controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars, greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets, absence of uniform accounting and auditing standards, generally higher commission expenses, delay in settlement of securities transactions, and greater difficulty in enforcing shareholder rights and remedies.

Investment in these portfolios entails relatively greater risk of loss of income or principal. In addition, as described in the accompanying prospectus for the portfolios, you should consider many of these portfolios as a long-term investment and a vehicle for diversification, and not as a balanced investment program. It may not be appropriate to allocate all payments and investment base to a single investment division.


THE OPERATION OF THE FUNDS

Buying and Redeeming Shares. The Funds sell and redeem their shares at net asset value. Any dividend or capital gain distribution will be reinvested at net asset value in shares of the same portfolio.

Voting Rights. We are the legal owner of all Fund shares held in the Separate Account. We have the right to vote on any matter put to vote at the Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts according to instructions we receive from contract owners. Shares attributable to Contracts for which we receive no voting instructions will be voted in the same proportion as shares in the respective investment divisions for which we receive instructions. We will also vote shares not attributable to Contracts in the same proportion as shares in the respective investment divisions for which we received instructions. If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares in our own right, we may do so.


We determine the number of your shares in a division by dividing your Contract's investment base in the investment division by the net asset value of one share of the corresponding portfolio. We count fractional votes.


Under certain circumstances, state regulatory authorities may require us to disregard voting instructions. This may happen if following the instructions would mean voting to change the sub-classification or investment objectives of the portfolios, or to approve or disapprove an investment advisory contract.


We may also disregard instructions to vote for changes in the investment policy or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were:


     - contrary to state law;

     - prohibited by state regulatory authorities; or

     - decided by management that the change would result in overly speculative or unsound investments.

If we disregard voting instructions, we will include a summary of our actions in the next semi-annual report.

Resolving Material Conflicts. Shares of the Series Fund are available for investment by us, ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.) and Monarch Life Insurance Company (an insurance company not affiliated with us or Merrill Lynch & Co., Inc.). Shares of the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, the MFS Trust, and the Hotchkis and Wiley Trust are sold to separate accounts of ours, ML Life Insurance Company of New York, and insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity contracts, and may be sold to certain qualified plans. Shares of the Mercury V.I. Funds are sold to separate accounts of ours, ML Life Insurance Company of New York, and may in the future be sold to insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity contracts, and may be sold to certain qualified plans.

It is possible that differences might arise between our Separate Account and one or more of the other separate accounts which invest in the Funds. In some cases, it is possible that the differences could be considered "material conflicts." Such a "material conflict" could also arise due to changes in the law (such as state insurance law or federal tax law) which affect these different variable life insurance and variable annuity separate accounts. It could also arise by reason of differences in voting instructions from our contract owners and those of the other insurance companies, or for other reasons. We will monitor events to determine how to respond to conflicts. If a conflict occurs, we may need to eliminate one or more investment divisions of the Separate Account which invest in the Funds or substitute a new portfolio for a portfolio in which a division invests. In responding to any conflict, we will take the action we believe necessary to protect you consistent with applicable legal requirements.


Administrative Service Arrangements. The investment adviser of a Fund (or its affiliates) may pay compensation to us or our affiliates, which may be significant, in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others.



THE ZERO TRUSTS


The Zero Trusts are intended to provide safety of capital and a competitive yield to maturity. It purchases at a deep discount U.S. Government-backed investments which make no periodic interest payments. When held to maturity the investments should receive approximately a fixed yield. The value of Zero Trust units before maturity varies more than it would if the Zero Trusts contained interest-bearing U.S. Treasury securities of comparable maturities.

The Zero Trust portfolios consist mainly of:

     - bearer debt obligations issued by the U.S. Government stripped of their unmatured interest coupons;

     - coupons stripped from U.S. debt obligations; and

     - receipts and certificates for such stripped debt obligations and coupons.

The Zero Trusts currently available are shown below:


                                 TARGETED RATE OF RETURN
                                      TO MATURITY AS
ZERO TRUST     MATURITY DATE        OF APRIL 19, 2000
----------     -------------    --------------------------
2001         February 15, 2001             4.00%
2002         February 15, 2002             4.60%
2003         August 15, 2003               4.95%
2004         February 15, 2004             5.01%
2005         February 15, 2005             4.80%
2006         February 15, 2006             4.53%
2007         February 15, 2007             4.67%
2008         February 15, 2008             5.00%
2009         February 15, 2009             4.97%
2010         February 15, 2010             5.08%
2011         February 15, 2011             4.96%
2013         February 15, 2013             4.96%
2014         February 15, 2014             5.04%
2019         February 15, 2019             4.91%



Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc., is the sponsor for the Zero Trusts. The sponsor will sell units of the Zero Trusts to the Separate Account and has agreed to repurchase units that we need to sell to pay benefits and make reallocations. We pay the sponsor a fee for these transactions and are reimbursed through the trust charge assessed to the divisions investing in the Zero Trusts. (See "Charges to Divisions Investing in the Zero Trusts".)


Targeted Rate of Return to Maturity. Because the underlying securities in the Zero Trusts will grow to their face value on the maturity date, it is possible to estimate a compound rate of return to maturity for the Zero Trust units. But because the units are held in the Separate Account, the asset charge and the trust charge (described in "Charges to the Separate Account") must be taken into account in estimating a targeted rate of return for the Separate Account. The targeted rate of return to maturity for the Separate Account depends on the compound rate of return adjusted for these charges. It does not, however, represent the actual return on a payment that we might receive under the Contract on that date, since it does not reflect the charges for contract loading deducted from payments to the Contract, cost of insurance charges and rider costs, and any net loan cost deducted from a Contract's investment base (described in "Charges Deducted from the Investment Base").

Since the value of the Zero Trust units will vary daily to reflect the market value of the underlying securities, the compound rate of growth to maturity for the Zero Trust units and the targeted rate of return to maturity for the Separate Account will vary correspondingly.

                            FACTS ABOUT THE CONTRACT

WHO MAY BE COVERED

We will issue a Contract on the life of the insured so long as the relationship between the applicant and the insured meets our insurable interest requirements and provided the insured is not over age 85 or under age 20. We will determine the insured's issue age using the insured's age as of his or her birthday nearest the contract date. Before we'll issue a Contract, the insured must meet our medical and other underwriting and insurability requirements.

We assign insureds to underwriting classes which determine the cost of insurance rates we use in calculating cost of insurance deductions. We may issue Contracts on insureds in standard, non-smoker, or preferred non-smoker underwriting classes. We may also issue Contracts on insureds in a "substandard" underwriting class. Individuals in substandard classes have health or lifestyle factors less favorable than the average person. For a discussion of the effect of underwriting classification on cost of insurance deductions, see "Cost of Insurance".

INITIAL PAYMENT

Minimum. To purchase a Contract, you must complete an application and make a payment. We require the payment to put the Contract into effect. In the application, you select the face amount of the Contract. The amount of the minimum initial payment for a Contract depends on the face amount you select, and the insured's issue age, sex, and underwriting class. We won't, however, accept an initial payment for a specified face amount that will provide a guarantee period of less than three months, or that would cause the Contract to fail to qualify as life insurance under federal tax law as we interpret it. You may make additional payments. (See "Making Additional Payments".)

Coverage. Insurance coverage generally begins on the contract date. This is usually the next business day following receipt of the initial payment at our Service Center. Prior to the contract date, we may provide temporary life insurance coverage under a temporary insurance agreement. Under our underwriting rules, in most states, temporary life insurance coverage may not exceed $300,000 and may not last more than 90 days.

Backdating. As provided for under state insurance law you may backdate the Contract to preserve the insured's age. However, you can't backdate more than six months before the date the application was completed. We deduct cost of insurance charges and rider costs for the backdated period on the contract date.

Selecting the Initial Face Amount. The minimum initial face amount is $250,000. The maximum face amount that you may specify for a given initial payment is the amount which will provide an initial guarantee period of at least three months. The guarantee period will be shorter for the same initial payment if you request a larger face amount. The initial face amount will change if you change your death benefit option, reduce the face amount, or take a partial withdrawal.

If we determine that, based on your initial payment and the face amount, your Contract will be a modified endowment contract, we will issue the Contract provided that:

     - you sign a statement acknowledging that the Contract is a modified endowment contract; or

     - you agree either to reduce the initial payment or to increase the face amount to a level where the Contract will not be a modified endowment contract.

For a discussion about the tax consequences of purchasing a modified endowment contract, see "Tax Considerations."

Initial Guarantee Period. We determine the initial guarantee period for a Contract based on the initial payment, face amount and any additional insurance rider face amount. We will adjust the guarantee period when:

     - you make an additional payment;

     - you take a partial withdrawal;

     - you change your death benefit option or reduce your face amount; or

     - you increase or decrease your additional insurance rider face amount.

The guarantee period is the period of time we guarantee that the Contract will remain in force regardless of investment experience unless loan debt exceeds certain contract values. We base the guarantee period on the guaranteed maximum cost of insurance rates in the Contract, guaranteed maximum rider costs (if you elect an additional insurance rider), the contract loading and a 4.5% interest assumption. This means that for a given initial payment and face amount, different insureds will have different guarantee periods depending on their age, sex and underwriting class. For example, an older insured will have a shorter guarantee period than a younger insured of the same sex and in the same underwriting class.

The maximum guarantee period is until the date the insured would reach attained age 100.

ADDITIONAL INSURANCE RIDER

You may purchase additional insurance coverage, payable to the beneficiary when the insured dies, through an additional insurance rider either when you purchase the Contract or on any contract anniversary before the insured reaches attained age 86. Currently, when you purchase the Contract, the maximum additional insurance rider face amount is three times the face amount of the Contract. The minimum additional insurance rider face amount at any time is $100,000. We will deduct a cost of insurance charge for the rider from your Contract's investment base on each processing date. This rider charge will be based on the same cost of insurance rates as the Contract. (See "Cost of Insurance.") There is no additional contract loading associated with this coverage.

Beginning in contract year 2, you may increase or decrease your additional insurance rider face amount once each year. You must elect any change in the additional insurance rider face amount before the insured reaches attained age
86. Any change must be at least $100,000. You must provide evidence of insurability to increase the additional rider face amount. The change will take effect on the next contract anniversary following underwriting approval of the change. After the change takes place, we will calculate a new guarantee period using the existing fixed base and the face amount of the Contract plus the new additional insurance rider face amount. If you decrease the additional insurance rider face amount, the guarantee period will increase; and if you increase the additional insurance rider face amount, the guarantee period will decrease. Unless you terminate the rider, we will not allow a decrease in the rider face amount, if the decrease would:

     - cause the resulting face amount to be less than $100,000;

     - cause the resulting guarantee period to extend beyond the date the insured would reach attained age 100; or

     - cause the Contract to fail to qualify as life insurance under federal income tax laws as we interpret them.

If you decrease the rider face amount you may cause the Contract to become a modified endowment contract. In such a case, we will not process the decrease until you confirm in writing that you intend to convert the Contract to a modified endowment contract. Increasing or decreasing the additional insurance rider face amount may have adverse tax consequences. You should consult a tax advisor before changing the face amount of the additional insurance rider.

Additional insurance rider coverage terminates on the earlier of:

     - the date the Contract terminates or lapses; or


     - the date the insured would reach attained age 100.


RIGHT TO CANCEL ("FREE LOOK" PERIOD)

You may cancel your Contract during the "free look" period by returning it for a refund. Generally, the "free look" period ends the later of ten days after you receive the Contract, 45 days from the date you complete the application, or ten days after we mail or personally deliver the Notice of Withdrawal Right to you. To cancel the Contract during the "free look" period, you must mail or deliver the Contract to our Service Center or to the financial consultant who sold it. We will refund your payment without interest. We may require you to wait six months before applying for another contract.

MAKING ADDITIONAL PAYMENTS

After the end of the "free look" period, you may make additional payments so long as the insured is living and has not yet reached attained age 100. Additional payments must be at least $100. If an additional payment would cause the Contract to become a modified endowment contract we will return the additional payment, unless you confirm in writing that you intend to convert the Contract to a modified endowment contract. We will return that portion of any additional payment beyond the amount necessary to extend the guarantee period to the date the insured would reach attained age 100. We will also return any additional payment which would cause the Contract to fail to qualify as life insurance under federal tax laws as we interpret them.

You may elect to make additional payments annually, semi-annually or quarterly. You may also make payments on a monthly basis if you authorize us to withdraw the payment from your CMA(1) account. If you have the CMA Insurance Service, additional payments may be withdrawn automatically from your CMA account and transferred to your Contract. The withdrawals will continue under the plan specified until we are notified otherwise. For additional payments not withdrawn from a CMA account, we will send you reminder notices.


If we have applied any excess sales load to keep the Contract in force, we will first apply an additional payment (less contract loading) to recover such excess sales load. We will next apply an additional payment as a loan repayment, if there is any loan debt. We will apply any excess as an additional payment.


Effect of Additional Payments. Generally, we accept any additional payment the day we receive it. On the date we accept an additional payment we will:

     - increase the Contract's investment base by the amount of the payment minus any applicable contract loading;

     - reflect the payment in the calculation of the variable insurance amount (see "Variable Insurance Amount"); and

---------------

(1)Cash Management Account and CMA are registered trademarks of Merrill Lynch, Pierce, Fenner & Smith Incorporated.

     - increase the fixed base by the amount of the payment less applicable contract loading.


As of the processing date on or next following the day we receive and accept an additional payment, we will increase the guarantee period if the guarantee period before the additional payment is prior to the date the insured would reach attained age 100.


We will determine the increase in the guarantee period by taking the immediate increase in the cash value resulting from the additional payment and adding interest at the annual rate of 4.5% for the period from when we receive and accept the payment to the contract processing date on or next following such date. This is the guarantee adjustment amount. We add the guarantee adjustment amount to the fixed base and we use the resulting new fixed base to calculate a new guarantee period.

The amount of the increase in the guarantee period will depend on the amount of the additional payment and the contract year in which we receive and accept it.


The Examples below show the effect of additional payments. Example 1 shows the effect on the guarantee period of a $9,576 additional payment at the beginning of contract year five. Example 2 shows the effect of a $19,152 additional payment at the beginning of contract year five. Example 3 shows the effect of a $9,576 additional payment at the beginning of contract year six. All three examples assume that death benefit option 1 has been elected, that annual payments of $9,576 have been made up to the contract year reflected in the example and that no other contract transactions have been made.


                               MALE ISSUE AGE 45
                 INITIAL PAYMENT PLUS ANNUAL PAYMENTS OF $9,576
                             FACE AMOUNT: $500,000
                      INITIAL GUARANTEE PERIOD: 2.75 YEARS
                            DEATH BENEFIT OPTION: 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                        EXAMPLE 1
----------------------------------------------------------
CONTRACT            ADDITIONAL              INCREASE IN
  YEAR               PAYMENT              GUARANTEE PERIOD
--------            ----------            ----------------
   5                  $9,576                 2.75 years
                        EXAMPLE 2
----------------------------------------------------------
CONTRACT            ADDITIONAL              INCREASE IN
  YEAR               PAYMENT              GUARANTEE PERIOD
--------            ----------            ----------------
   5                 $19,152                 5.25 years
                        EXAMPLE 3
----------------------------------------------------------
CONTRACT            ADDITIONAL              INCREASE IN
  YEAR               PAYMENT              GUARANTEE PERIOD
--------            ----------            ----------------
   6                  $9,576                 2.25 years

INVESTMENT BASE

A Contract's investment base is the sum of the amounts invested in each of the investment divisions. On the contract date, the investment base equals the initial payment minus contract loading and cost of insurance charges and rider costs. We adjust the investment base daily to reflect the investment performance of the investment divisions you've selected. (See "Net Rate of Return for an Investment Division".) The investment performance reflects the deduction of Separate Account charges. (See "Charges to the Separate Account".)


Partial withdrawals, loans and deductions for cost of insurance, rider costs, and net loan cost decrease the investment base. (See "Charges Deducted from the Investment Base", "Partial Withdrawals", and

"Loans".) Loan repayments and additional payments increase it. You may elect from which investment divisions loans and partial withdrawals are taken and to which investment divisions repayments and additional payments are added. If you don't make an election, we will allocate increases and decreases proportionately to your investment base in the investment divisions selected.

Initial Investment Allocation and Preallocation. Generally, during the first 14 days following the in force date, the initial payment minus contract loading will remain in the division investing in the Money Reserve Portfolio. Afterward, we'll reallocate the investment base to the investment divisions you've selected. You may invest in up to five of the investment divisions.

Changing the Allocation. Currently, you may change investment allocations as often as you wish. However, we may charge up to $25 for each change in excess of six each year. To change your investment base allocation, call or write our Service Center. (See "Some Administrative Procedures".) A dollar cost averaging feature may also be available. (See "Dollar Cost Averaging".)

Zero Trust Allocations. If your investment base is in any of the Zero Trusts, we'll notify you 30 days before that Trust matures. You must tell us in writing at least seven days before the maturity date how to reinvest the proceeds. If you don't tell us, we'll move the proceeds to the investment division investing in the Money Reserve Portfolio. Units of a specific Zero Trust may no longer be available when we receive a request for allocation. Should this occur, we'll attempt to notify you immediately so that you can change the request.

Allocation to the Division Investing in the Natural Resources Portfolio. We reserve the right to suspend the sale of units of the investment division investing in the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

CHARGES


We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We may use proceeds from any charges, including the mortality and expense risk charge and cost of insurance, in part to cover distribution expenses.


We deduct certain charges pro-rata from the investment base on processing dates. (See "Charges Deducted from the Investment Base".) We deduct contract loading from each payment you make. (See "Contract Loading".) We also deduct certain charges daily from the investment results of each investment division in the Separate Account in determining its net rate of return. (See "Charges to the Separate Account".) The portfolios in the Funds also pay monthly advisory fees and other expenses. (See "Charges to Fund Assets".)

CHARGES DEDUCTED FROM THE INVESTMENT BASE

Cost of Insurance. We deduct a cost of insurance charge from the investment base on the contract date and each processing date thereafter before the date the insured reaches attained age 100. This charge compensates us for the cost of providing life insurance coverage on the insured. It is based on the insured's underwriting class, sex and attained age, and the Contract's net amount at risk.

To determine the cost of insurance, we multiply the current cost of insurance rate by the Contract's net amount at risk. The net amount at risk is the difference, as of a processing date, between the death benefit (adjusted for interest at an annual rate of 4.5%) and the cash value, but before the deduction for cost of insurance.

Current cost of insurance rates may be equal to or less than the guaranteed cost of insurance rates. For all insureds, current cost of insurance rates are lower for insureds in a preferred non-smoker underwriting class than for insureds of the same age in a non-smoker underwriting class; and are lower for insureds in a non-smoker underwriting class than for insureds of the same age and sex in a standard underwriting class.

We guarantee that the current cost of insurance rates will never exceed the maximum guaranteed rates shown in the Contract. The maximum guaranteed rates (except those issued on a substandard basis) do not exceed the rates based on the 1980 Commissioners Standard Ordinary Mortality Table (1980 CSO Table). We may use rates that are equal to or less than these rates, but never greater. The maximum rates for Contracts issued on a substandard basis are based on a multiple of the 1980 CSO Table. Any change in the current cost of insurance rates will apply to all insureds of the same age, sex and underwriting class whose Contracts have been in force for the same length of time.

Net Loan Cost.  The net loan cost is explained under "Loans".

Rider Charges. We deduct rider charges on the contract date and on each processing date thereafter. These charges are explained under "Additional Insurance Rider."

CONTRACT LOADING


We deduct contract loading from each payment you make. The contract loading equals 50% of each payment you make until you make cumulative payments equaling two base premiums, and 5% of each payment thereafter. This charge consists of a sales load, a charge for federal taxes and a premium tax charge.



The sales load is equal to 46.25% of each payment through the second base premium and 1.25% of each payment thereafter. It compensates us for sales expenses and the costs for underwriting and issuing the Contract. We may reduce the sales load for older ages and/or substandard cases and in certain group or sponsored arrangements.


The charge for federal taxes is equal to 1.25% of each payment.


The state and local premium tax charge is equal to 2.5% of each payment.


Excess Sales Load. The excess sales load equals any sales load we deduct from the first two base premiums in excess of:

     - 30% of premium amounts paid up to an amount equal to the first base premium; and

     - 10% of additional premium amounts paid up to an amount equal to the second base premium.

We calculate and apply the excess sales load in the following situations only in the first 24 contract months:

     - We refund it to you if you surrender the Contract or the Contract lapses, except to the extent that we have previously applied it to keep the Contract in force.

     - We add it to the cash value to keep the Contract in force if loan debt exceeds the larger of (i) cash value plus any excess sales load we have not previously applied to keep the Contract in force and (ii) the fixed base.

     - We add it to the cash value to determine the variable insurance amount.


If certain Contract changes resulting in a reduction in face amount occur before the end of the first two policy years, we may adjust the amount of excess sales load under a policy.


CHARGES TO THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge. Each day we deduct a mortality and expense risk charge from each division of the Separate Account. The total amount of this charge is .90% annually at the beginning of the year. Of this amount, .75% is for

     - the risk we assume that insureds as a group will live for a shorter time than actuarial tables predict. As a result, we would be paying more in death benefits than planned; and

     - the risk we assume that it will cost us more to issue and administer the Contracts than expected.

The remaining amount, .15%, is for

     - the risks we assume for potentially unfavorable investment results. One risk is that the Contract's cash value cannot cover the charges due during the guarantee period.


If the mortality and expense risk charge is not enough to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and we may use it to finance distribution expenses. We cannot increase the total charge.


Charges to Divisions Investing in the Zero Trusts. We assess a daily trust charge against the assets of each division investing in the Zero Trusts. This charge reimburses us for the transaction charge paid to MLPF&S when units are sold to the Separate Account. The trust charge is currently equivalent to .34% annually at the beginning of the year. We may increase it, but it won't exceed
 .50% annually at the beginning of the year. The charge is based on cost with no expected profit.

Tax Charges. We have the right under the Contract to impose a charge against Separate Account assets for its taxes, if any. We don't currently impose such a charge, but we may in the future. Also, see "Contract Loading" above for a discussion of tax charges included in contract load.

CHARGES TO FUND ASSETS

Charges to Series Fund Assets. The Series Fund incurs operating expenses and pays a monthly advisory fee to MLAM. This fee equals an annual rate of:

     - .50% of the first $250 million of the aggregate average daily net assets of the Series Fund;

     - .45% of the next $50 million of such assets;

     - .40% of the next $100 million of such assets;

     - .35% of the next $400 million of such assets; and

     - .30% of such assets over $800 million.

We have agreed to reimburse the Series Fund so that the ordinary expenses of each portfolio (which include the monthly advisory fee) do not exceed .50% of the portfolio's average daily net assets. We have also agreed to reimburse MLAM for any amounts it pays under the investment advisory agreement, as described below. These reimbursement obligations will remain in effect so long as the advisory agreement remains in effect and cannot be amended or terminated without Series Fund approval.

Charges to Variable Series Funds Assets. The Variable Series Funds incurs operating expenses and pays a monthly advisory fee to MLAM at an annual rate of the average daily net assets of each portfolio. The fee for each is shown as follows:


              PORTFOLIO NAME                ADVISORY FEE
              --------------                ------------
Basic Value Focus Fund                          .60%
Global Bond Focus Fund                          .60%
Utilities and Telecommunications Focus
  Fund                                          .60%
Index 500 Fund                                  .30%
International Equity Focus Fund                 .75%
Developing Capital Markets Focus Fund          1.00%
Small Cap Value Focus Fund                      .75%
Balanced Capital Focus Fund                     .60%
Global Growth Focus Fund                        .75%


MLAM and Merrill Lynch Life Agency, Inc. have entered into agreements which limit the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each fund in a given year to 1.25% of its average daily net assets. These reimbursement agreements provide that any such expenses greater than 1.25% of average daily net assets will be reimbursed to the fund by MLAM which, in turn, will be reimbursed by Merrill Lynch Life Agency, Inc.

Charges to AIM V.I. Funds Assets. The AIM V.I. Funds incurs operating expenses and pays a monthly advisory fee to AIM at an annual rate of .65% of the first $250 million of each fund's average daily net assets and .60% of each fund's average daily net assets in excess of $250 million.


Charges to Alliance Fund Assets. The Alliance Fund incurs operating expenses and pays a monthly advisory fee to Alliance at an annual rate of 1.00% of each of the Alliance Premier Growth Portfolio's and the Alliance Quasar Portfolio's average daily net assets.


Charges to MFS Trust Assets. The MFS Trust incurs operating expenses and pays a monthly advisory fee to MFS at an annual rate of .75% of the average daily net assets of each of the MFS Emerging Growth Series and MFS Research Series.

Charges to Hotchkis and Wiley Trust Assets. The Hotchkis and Wiley Trust incurs operating expenses and pays a monthly advisory fee to Hotchkis and Wiley at an annual rate of .75% of the average daily net assets of the Hotchkis and Wiley International VIP Portfolio.


Hotchkis and Wiley has agreed to make reimbursements so that the regular annual operating expenses of the Fund do not exceed 1.35% of its average net assets. This agreement will not be terminated without notice to investors.


Charges to Mercury V.I. Funds Assets. The Mercury V.I. Funds incurs operating expenses and pays a monthly advisory fee to Mercury Asset Management International Ltd. at an annual rate of .65% of the average daily net assets of the Mercury V.I. U.S. Large Cap Fund.

Mercury Asset Management International Ltd. has agreed to limit the operating expenses paid by the Mercury V.I. U.S. Large Cap Fund for one year to 1.25% of its average daily net assets.

GUARANTEE PERIOD

Subject to certain conditions, we guarantee that regardless of investment performance the Contract will stay in effect for the guarantee period. Additional payments, partial withdrawals, changes in death benefit options, reductions of face amount, and increases and decreases in the face amount of the additional insurance rider may affect the guarantee period. We won't cancel the Contract during the guarantee period unless loan debt exceeds certain contract values. We hold a reserve in our general account to support this guarantee. The guarantee period never extends beyond the date the insured would reach attained age 100.

When the Guarantee Period Does Not Extend to the Date the Insured Would Reach Attained Age 100. After the end of the guarantee period, we may cancel the Contract if the cash value (plus certain excess sales load during the first 24 contract months) on a processing date is insufficient to cover charges due on that date.

We will notify you before canceling the Contract. You will then have 61 days to pay an amount, after deducting contract loading, which equals at least three times the charges that were due (and not deducted) on the processing date when we determined the cash value to be insufficient, plus any excess sales load we previously applied to keep the Contract in force. If you pay this amount, we will deduct the charges due and apply the balance to the investment base. If we haven't received the required payment by the end of this grace period, we'll cancel the Contract.

At that time we will deduct any charges for cost of insurance and rider costs for the grace period, and refund any unearned charges for cost of insurance, rider costs, and any excess sales load not used to keep the Contract in force.

Automatic Adjustment. On any contract anniversary, if the cash value is greater than the fixed base necessary to cause the guarantee period to extend until the date the insured would reach attained age 100, we will extend the guarantee period to the date the insured would reach attained age 100.

Reinstatement. Subject to state regulation, if we cancel a Contract, it may be reinstated prior to the date the insured reaches attained age 100 and while the insured is still living if:

     - You request the reinstatement within three years after the end of the grace period;

     - We receive satisfactory evidence of insurability; and

     - You pay the reinstatement payment. The reinstatement payment is the minimum payment for which we would then issue a Contract for the minimum guarantee period with the same face amount as the original Contract, based on the insured's attained age and underwriting class as of the effective date of the reinstated Contract.

The effective date of a reinstated contract is the processing date on or next following the date the reinstatement application is approved. Thus, if the insured dies before the effective date of the reinstated Contract, we won't pay a death benefit.

CASH VALUE

Because investment results vary daily, we don't guarantee any minimum cash value. On any date the cash value equals:

     - the Contract's investment base on that date;

     - plus loan debt;

     - plus unearned cost of insurance charges and rider costs;

     - minus any accrued net loan cost since the last contract anniversary (or since the contract date during the first contract year).

Canceling to Receive Net Cash Surrender Value. You may cancel the Contract at any time while the insured is living to receive the net cash surrender value in a lump sum or under an income plan. We will determine the net cash surrender value as of the date we receive your written request at our Service Center. If the Contract is cancelled during the first 24 contract months, any excess sales load not used to keep the Contract in force will also be paid to you. You must make the request in writing in a form satisfactory to us. All rights to death benefits will end on the date you send the written request to us. Canceling the Contract may have tax consequences. See "Tax Considerations."

PARTIAL WITHDRAWALS

Currently, beginning in the second Contract year and before the date the insured reaches attained age 100, and subject to state regulation, you may make partial withdrawals by submitting a request in a form satisfactory to us.

     - You may make one partial withdrawal each contract year.

     - The amount of any partial withdrawal may not exceed 90% of the Contract's cash value less any loan debt.

     - The effective date of the withdrawal is the date our Service Center receives a withdrawal request.

     - The minimum amount for each partial withdrawal is $1,000.

     - Following a partial withdrawal, the remaining cash value minus loan debt must be at least $5,000 and the remaining face amount must be at least $250,000.

     - A partial withdrawal may not be repaid.

We will not permit a partial withdrawal if after the withdrawal:

     - the guarantee period would extend beyond the date the insured would reach attained age 100; or

     - the Contract would not qualify as life insurance under federal tax law.

If the partial withdrawal would cause the Contract to become a modified endowment contract, we will delay processing the withdrawal until you confirm in writing your intention to convert the Contract to a modified endowment contract.


A partial withdrawal may have tax consequences. (See "Tax Considerations".)

Effect on Variable Insurance Amount, Investment Base, Cash Value, Fixed Base, and Face Amount. As of the effective date of the withdrawal, we reduce the investment base, cash value, and fixed base by the amount of the partial withdrawal. If you choose death benefit option 1, we will reduce the face amount of the Contract by the amount of the partial withdrawal. Unless you tell us differently, we allocate this reduction proportionately to the investment base in your investment divisions. In addition, we reduce the variable insurance amount by the amount of the withdrawal multiplied by the cash value corridor factor. (See "Cash Value Corridor Factor".)

Effect on Guaranteed Period. As of the processing date on or next following a partial withdrawal, we calculate a new guarantee period. We do this by taking the immediate decrease in cash value resulting from the partial withdrawal and adding to that amount interest at an annual rate of 4.5% for the period from the date of withdrawal to the contract processing date on or next following such date. This is the guarantee adjustment amount. We subtract the guarantee adjustment amount from the fixed base and use the new fixed base to calculate a new guarantee period.

The examples below show the effect of partial withdrawals. The amount of the reduction in the face amount will depend on the amount of the partial withdrawal, the face amount at the time of the withdrawal and the contract year in which the withdrawal is made. Larger withdrawals result in larger reductions in the guarantee period. The same partial withdrawal made at the same time from Contracts with the same guarantee periods but with different face amounts would result in a greater reduction in the guarantee period for the Contract with the smaller face amount.

Examples 1 and 2 show the effect on the guarantee period of partial withdrawals for $5,000 and $10,000 taken at the beginning of contract year fifteen. Example 3 shows the effect on the guarantee period of a $10,000 partial withdrawal taken at the beginning of contract year twenty. All three examples assume that death benefit option 1 has been elected, that annual payments of $9,576 have been made up to the contract year reflected in the example and that no other contract transactions have been made.

                               MALE ISSUE AGE 45
                 INITIAL PAYMENT PLUS ANNUAL PAYMENTS OF $9,576
                             FACE AMOUNT: $500,000
                      INITIAL GUARANTEE PERIOD: 2.75 YEARS
                            DEATH BENEFIT OPTION: 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                        EXAMPLE 1
----------------------------------------------------------
CONTRACT             PARTIAL                DECREASE IN
  YEAR              WITHDRAWAL            GUARANTEE PERIOD
--------            ----------            ----------------
   15                 $5,000                  .5 years
                        EXAMPLE 2
----------------------------------------------------------
CONTRACT             PARTIAL                DECREASE IN
  YEAR              WITHDRAWAL            GUARANTEE PERIOD
--------            ----------            ----------------
   15                $10,000                   1 year
                        EXAMPLE 3
----------------------------------------------------------
CONTRACT             PARTIAL                DECREASE IN
  YEAR              WITHDRAWAL            GUARANTEE PERIOD
--------            ----------            ----------------
   20                $10,000                  .5 years

LOANS

Any time after the "free look" period and before the date the insured reaches attained age 100, you may use the Contract as collateral to borrow funds from us. The minimum loan is $1,000. Preferred loans are available beginning on the later of the tenth contract anniversary or the date the insured reaches attained age 55. See "Net Loan Cost." You may repay all or part of the loan debt any time during the insured's lifetime. Each repayment must be for at least $1,000 or the amount of the loan debt, if less. Certain states won't permit a minimum amount that can be borrowed or repaid. If we previously applied any excess sales load to keep the Contract in force, we will first apply any loan repayment to repay such excess sales load. Loans may have tax consequences. (See "Tax Considerations".)

When you take a loan, we transfer from your investment base the amount of the loan and hold it as collateral in our general account. When a loan repayment is made, we transfer the amount of the repayment from the general account to the investment divisions. You may select the divisions you want to borrow from, and the divisions you want to repay (including interest payments). If you don't specify, we'll take the borrowed amounts proportionately from and make repayments proportionately to your investment base as then allocated to the investment divisions.

If you have the CMA Insurance Service, you can transfer loans and loan repayments to and from your CMA account.

Effect on Death Benefit and Cash Value. Whether or not you repay a loan, taking a loan will have a permanent effect on a Contract's cash value and may have a permanent effect on its death benefit. This is because the collateral for a loan does not participate in the performance of the investment divisions while the loan is outstanding. If the amount credited to the collateral is more than what is earned in the investment divisions, the cash value will be higher as a result of the loan, as may be the death benefit. Conversely, if the amount credited is less, the cash value will be lower, as may be the death benefit. In that case, the lower cash value may cause the Contract to lapse sooner than if no loan had been taken.

Loan Value. The loan value of a Contract equals 90% of its cash value. The sum of all outstanding loan amounts plus accrued interest is called loan debt. The maximum amount that can be borrowed at any time is the difference between the loan value and the loan debt.

Once available, we calculate the preferred loan value on each contract anniversary. The preferred loan value for the contract year is equal to 12% of the cash value minus existing loan debt on the contract anniversary. This amount is available each contract year. We apply it first to convert any existing loan debt to preferred loan status and then make it available for new loans.


Interest. While loan debt remains unpaid, we may charge interest at a maximum rate of 6% annually, subject to state regulation. Currently, we charge interest at 5.25% annually. Interest accrues each day and payments are due at the end of each contract year. IF YOU DON'T PAY THE INTEREST WHEN DUE, IT IS TREATED AS A NEW LOAN AND WE ADD IT TO THE UNPAID LOAN AMOUNT. Loan debt is considered part of cash value which is used to calculate gain.


The amount held in our general account as collateral for a loan earns interest at a minimum of 4% annually. Currently the preferred loan collateral amount earns interest at an annual rate of 5.25%. The loan collateral amount in excess of the preferred loan collateral amount currently earns interest at an annual rate of 4.50%.

Net Loan Cost. IN ADDITION TO THE LOAN INTEREST WE CHARGE, on each contract anniversary we reduce the investment base by the net loan cost (the difference between the interest charged and the earnings on the amount held as collateral in the general account). Since the interest charged on preferred loans is 5.25% and the preferred loan collateral amount earns interest at an annual rate of 5.25%, the current net loan cost on preferred loan amounts is zero. Since the interest charged on loans in excess of the preferred loan amount is 5.25%, and the loan collateral amount in excess of the preferred loan collateral amount earns interest at an annual rate of 4.50%, the current net loan cost on such loans is .75%. We take the net loan cost into account in determining the net cash surrender value of the Contract if the date of surrender is not a contract anniversary.

Cancellation Due to Excess Loan Debt.  If the loan debt exceeds the larger of
(i) the cash value (plus excess sales load during the first 24 contract months) and less charges due on that date and (ii) the fixed base on a processing date, INCLUDING A PROCESSING DATE DURING THE GUARANTEE PERIOD, we will cancel the Contract 61 days after we mail a notice of intent to terminate the Contract to you unless we have received at least the minimum repayment amount specified in the notice. Upon termination, we will deduct any cost of insurance charges and rider costs that may be applicable to the 61-day period and refund any unearned cost of insurance charges, rider costs, and any excess sales load that we did not previously apply to keep the Contract in force. If the Contract lapses with loan debt outstanding, you may have adverse tax consequences. (See "Tax Considerations -- Contract Loans".)

REDUCING THE FACE AMOUNT

Beginning in contract year four and after two base premiums have been paid, and so long as the insured has not reached attained age 86, you may reduce the face amount once each contract year. The effective date of the change will be the contract anniversary after the date we approve the change. The minimum amount for each face amount reduction is $100,000. We will not permit a reduction in face amount if:

     - it would result in a face amount of less than $250,000 or a guarantee period extending beyond the date the insured would reach attained age 100; or

     - after the reduction, the Contract would fail to qualify as life insurance under federal tax laws as we interpret them.

As of the effective date of a face amount reduction, we calculate a new guarantee period using the new face amount (plus the additional insurance rider face amount) and the fixed base on that date.

The amount of the increase in the guarantee period will depend on the amount of the reduction in face amount, the face amount at the time of the reduction and the contract year in which it is effective. The larger the reduction, the larger the increase in the guarantee period.

A face amount reduction may cause a Contract to become a modified endowment contract. In such a case, we will not process the reduction until you confirm in writing your intent to convert the Contract. A face amount reduction may have other adverse tax consequences. You should consult a tax advisor before changing your Contract's face amount.

Example 1 shows the effect on the guarantee period of a $100,000 reduction in face amount effective at the beginning of contract year five. Example 2 shows the effect on the guarantee period of a $150,000 reduction in face amount effective at the beginning of contract year five. Example 3 shows the effect on the guarantee period of a $150,000 reduction in face amount effective at the beginning of contract year six. All three examples assume that death benefit option 1 has been elected, that annual payments have been made up to the contract year reflected in the example and that no other contract transactions have been made.

                               MALE ISSUE AGE 45
                 INITIAL PAYMENT PLUS ANNUAL PAYMENTS OF $9,576
                             FACE AMOUNT: $500,000
                      INITIAL GUARANTEE PERIOD: 2.75 YEARS
                            DEATH BENEFIT OPTION: 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                         EXAMPLE 1
-----------------------------------------------------------
CONTRACT            FACE AMOUNT              INCREASE IN
  YEAR               REDUCTION             GUARANTEE PERIOD
--------            -----------            ----------------
   5                 $100,000                 2.00 years
                         EXAMPLE 2
-----------------------------------------------------------
CONTRACT            FACE AMOUNT              INCREASE IN
  YEAR               REDUCTION             GUARANTEE PERIOD
--------            -----------            ----------------
   5                 $150,000                 3.25 years
                         EXAMPLE 3
-----------------------------------------------------------
CONTRACT            FACE AMOUNT              INCREASE IN
  YEAR               REDUCTION             GUARANTEE PERIOD
--------            -----------            ----------------
   6                 $150,000                 3.5 years

DEATH BENEFIT PROCEEDS

We will pay the death benefit proceeds to the beneficiary when we receive all information needed to process the payment, including due proof of the insured's death. When we first receive reliable notification of the insured's death by a representative of the owner or the insured, we may transfer the investment base to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.

Amount of Death Benefit Proceeds. The death benefit proceeds depend on the death benefit option you choose.

     - Under option 1, the death benefit equals the larger of the face amount or the variable insurance amount.

     - Under option 2, the death benefit equals the larger of (1) the face amount plus the cash value or (2) the variable insurance amount.

TO DETERMINE THE DEATH BENEFIT PROCEEDS, WE WILL SUBTRACT ANY LOAN DEBT FROM THE DEATH BENEFIT AND ADD ANY RIDER BENEFITS PAYABLE.

The values used in calculating the death benefit proceeds are as of the date of death. If the insured dies during the grace period, the death benefit proceeds equal the death benefit proceeds in effect immediately before the grace period minus any overdue charges. (See "Guarantee Period".)

If the insured dies after he or she reaches attained age 100, we will pay the beneficiary the post - 100 death benefit proceeds.

Variable Insurance Amount. We determine the variable insurance amount daily by multiplying the cash value (plus excess sales load during the first 24 contract months) by the cash value corridor factor.

                           CASH VALUE CORRIDOR FACTOR


We use the cash value corridor factor to determine the amount of death benefit purchased by $1.00 of cash value. It is based on the insured's attained age on the date of calculation. It decreases over time as the insured's age increases. As a result, the variable insurance amount as a multiple of the cash value will decrease over time. Your contract contains a table of factors as of each anniversary.


               Table of Illustrative Cash Value Corridor Factors
                                on Anniversaries

ATTAINED AGE  FEMALE
------------  ------
40 and under   250%
     45        215%
     55        150%
     65        120%
   75-90       105%
95 and over    100%

Changing the Death Benefit Option. On each contract anniversary beginning with the first and so long as the insured has not reached attained age 86, you may change the death benefit option. The effective date of the change will be the contract anniversary after the date we approve the change. We will change the face amount to keep the death benefit constant on the effective date of the change. Therefore, if you change from option 1 to option 2, we will decrease the face amount of the Contract by the cash value on the date of the change. We will not permit a change in the death benefit option if it would result in a face amount of less than $250,000 or if the resulting guarantee period would extend beyond the date the insured would reach attained age 100. If the change is from option 2 to option 1, we will increase the face amount of the Contract by the cash value on the date of the change.

As of the effective date of a change in the death benefit option that results in a change in the face amount, we calculate a new guarantee period using the new face amount (plus the additional insurance rider face amount) and the fixed base on that date.

If you request a change from option 1 to option 2, we will require you to provide evidence of insurability. We will not permit a change in death benefit options if after the change the Contract would fail to qualify as life insurance under federal tax laws as we interpret them.


A change in the death benefit option may cause the Contract to become a modified endowment contract. In such a case, we will not process the change until you confirm in writing that you wish to convert the Contract. Changing the death benefit option may also have other adverse tax consequences. You should consult a tax advisor before changing the Contract's death benefit option.


Example 1 below shows the effect on the face amount of a change from option 1 to option 2 and Example 2 shows the effect on the face amount of a change from option 2 to option 1. The face amount before each change is $500,000.

                                   EXAMPLE 1
          ------------------------------------------------------------
                              Before Option Change
                     Death Benefit under Option 1: $500,000
                             Face Amount: $500,000
                              Cash Value: $40,000

                              After Option Change
                     Death Benefit under Option 2: $500,000
                             Face Amount: $460,000
                              Cash Value: $40,000

                                   EXAMPLE 2
          ------------------------------------------------------------
                              Before Option Change
                     Death Benefit under Option 2: $540,000
                             Face Amount: $500,000
                              Cash Value: $40,000

                              After Option Change
                     Death Benefit under Option 1: $540,000
                             Face Amount: $540,000
                              Cash Value: $40,000

Post-100 Death Benefit Proceeds. The death benefit proceeds at and after the date the insured reaches attained age 100 depend on the death benefit option in effect on the date of death.

If option 1 is in effect, we calculate the post-100 death benefit based on the cash value and the adjusted face amount where:

     - the adjusted face amount equals the lesser of:


        (1) the face amount at the date the insured reaches attained age 100, and


        (2) the cash value as of the date of death plus the net amount at risk at the date the insured reaches attained age 100.

     - the net amount at risk at the date the insured reaches attained age 100 equals the face amount at the date the insured reaches attained age 100 less the cash value at that time.

     - the death benefit equals the greater of:

        (1) the cash value as of the date of death, and

        (2) the adjusted face amount.

If option 2 is in effect, the post-100 death benefit equals the face amount at the date the insured reaches attained age 100 plus the cash value as of the date of death.

To determine post-100 death benefit proceeds under either option, we will subtract any loan debt from the death benefit.

Benefits at the Date the Insured Reaches Attained Age 100. As of the date the insured reaches attained age 100, any guarantee period ends. The cash value will continue to increase or decrease depending on the investment experience of the investment divisions to which you allocated your Contract's investment base. Upon the death of the insured, we will pay the beneficiary the post-100 death benefit proceeds.

As of the date the insured reaches attained age 100:

     - We will no longer deduct cost of insurance charges.

     - We will continue to accept loan repayments.

     - We will not permit additional payments, partial withdrawals or additional loans.



     - Loan interest will continue to accrue.


     - We will continue to deduct net loan cost.


     - Additional insurance rider coverage terminates.


The tax consequences of continuing the Contract beyond the date the insured reaches attained age 100 are uncertain. You should consult a tax advisor as to those consequences.

PAYMENT OF DEATH BENEFIT PROCEEDS

We will generally pay the death benefit proceeds to the beneficiary within seven days after our Service Center receives all the information needed to process the payment. We may delay payment, however, if we are contesting the Contract or under the circumstances described in "Using the Contract" and "Other Contract Provisions". If a delay is necessary and death of the insured occurs prior to the end of the guarantee period, we may delay payment of any excess of the death benefit over the face amount. After the guarantee period has expired, we may delay payment of the entire death benefit.

We will add interest from the date of the insured's death to the date of payment at an annual rate of at least 4%. The beneficiary may elect to receive the proceeds either in a single payment or under one or more income plans described below.


DOLLAR COST AVERAGING



What Is It? The Contract offers an optional transfer feature called Dollar Cost Averaging ("DCA"). This feature allows you to make automatic monthly transfers from the Money Reserve investment division to up to four other investment divisions depending on your current allocation of investment base. The DCA program will terminate and no transfers will be made if transfers under DCA would cause you to be invested in more than 5 divisions.


The DCA feature is intended to reduce the effect of short-term price fluctuations on investment cost. Since the same dollar amount is transferred to selected divisions each month, more units of a division are purchased when their value is low and fewer units are purchased when their value is high. Therefore, over the long haul a DCA program may let you buy units at a lower average cost. However, a DCA program does not assure a profit or protect against a loss in declining markets.


Once available, you can choose the DCA feature any time. Once you start using it, you must continue it for at least three months. You can select a duration in months for the DCA program. If you do not choose a duration we will make reallocations at monthly intervals until the balance in the Money Reserve investment division is zero. While the DCA program is in place any amount in the Money Reserve investment division is available for transfer.



Minimum Amounts. To elect DCA, you need to have a minimum amount in the Money Reserve investment division. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. If you do not select a duration we determine the minimum amount required by multiplying your monthly transfer amount by 3 months. You must specify at least $100 for transfer each month. Allocations may be made in specific whole dollar amounts or in percentage increments of 1%. We reserve the right to change these minimums.



Should the amount in your Money Reserve investment division be less than the selected monthly transfer amount, we'll notify you that you need to put more money in the Money Reserve investment division to continue DCA. If you do not specify a duration or the specified duration has not been reached and the amount in the Money Reserve investment division is less than the monthly transfer amount, the entire amount will be transferred. Transfers are made based on your selected DCA percentage allocations or are made pro-rata based on your specified DCA transfer amounts.

When Do We Make DCA Transfers? We'll make the first DCA transfer on the first monthiversary date after the later of the date our Service Center receives your election or fourteen days after the in force date. We'll make additional DCA transfers on each subsequent monthiversary. We don't charge for DCA transfers. These transfers are in addition to reallocations permitted under the Contract.

RIGHT TO CONVERT CONTRACT

You may convert the Contract to a contract with benefits that do not vary with the investment results of a separate account. Once you exercise this right, we will not allocate the investment base and additional payments to the Separate Account. You must submit your request to convert in writing within 24 months after the issue date of your Contract provided the insured is still living. You will not have to provide evidence of insurability.


We will convert your Contract by adding an endorsement to it and by transferring, without charge, the investment base in the Separate Account to the guaranteed interest division. Assets in the guaranteed interest division are held in our general account. The investment base and any additional payments less contract loading will remain in the guaranteed interest division, and we will credit them with interest at a rate we declare. Once we declare an interest rate, it will remain in effect for at least one year. After conversion, your Contract will no longer be subject to Separate Account charges. For a discussion of the tax consequences of converting the Contract, see "Tax Considerations."


INCOME PLANS

We offer several income plans to provide for payment of the death benefit proceeds to the beneficiary. Payments under these plans do not depend on the investment results of a separate account. You may choose one or more income plans at any time during the insured's lifetime. If you haven't selected a plan when the insured dies, the beneficiary has one year to apply the death benefit proceeds either paid or payable to one or more of the plans. In addition, if you cancel the Contract, you may also choose one or more income plans for payment of the proceeds.

We need to approve any plan where any income payment would be less than $100.

Income plans include:

     - Annuity Plan. You can use an amount to purchase a single premium immediate annuity.

     - Interest Payment. You can leave amounts with us to earn interest at an annual rate of at least 3%. Interest payments can be made annually, semi-annually, quarterly or monthly.

     - Income for a Fixed Period. We make payments in equal installments for up to a fixed number of years.

     - Income for Life. We make payments in equal monthly installments until the death of a named person or the end of a designated period, whichever is later. The designated period may be for 10 or 20 years. Other designated periods and payment schedules may be available on request.

     - Income of a Fixed Amount. We make payments in equal installments until proceeds applied under this option and interest on the unpaid balance at not less than 3% per year are exhausted.

     - Joint Life Income. We make payments in monthly installments as long as at least one of two named persons is living. Other payment schedules may be available on request. While both are living, full payments are made. If one dies, payments of at least two-thirds of the full amount are made. Payments end completely when both named persons die.

UNDER THE INCOME FOR LIFE AND JOINT LIFE INCOME OPTIONS, OUR CONTRACTUAL OBLIGATION MAY BE SATISFIED WITH ONLY ONE PAYMENT IF AFTERWARD THE NAMED PERSON OR PERSONS DIES. IN ADDITION, ONCE IN EFFECT, SOME OF THE INCOME PLANS MAY NOT PROVIDE ANY SURRENDER RIGHTS.

REPORTS TO CONTRACT OWNERS

After the end of each processing period, we will send you a statement showing the allocation of your investment base, death benefit, cash value, any loan debt and, if there has been a change, new face amount, guarantee period and the additional insurance rider face amount. All figures will be as of the end of the immediately preceding processing period. The statement will show the amounts deducted from or added to the investment base during the processing period. The statement will also include any other information that may be currently required by your state.

You will receive confirmation of all financial transactions. These confirmations will show the price per unit of each of your investment divisions, the number of units you have in the investment division and the value of the investment division computed by multiplying the quantity of units by the price per unit. (See "Net Rate of Return for an Investment Division".)

We will also send you an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.


CMA Account Reporting. If you have a Merrill Lynch Cash Management Account(R), you may elect to have your contract linked electronically to that account. We call this the CMA Insurance Service. With this service, certain Contract information is included as part of your regular monthly CMA account statement. However, the Contract is not an asset held in your CMA Account. Your CMA statement will list the investment base allocation, death benefit, net cash surrender value, debt and any CMA account activity affecting the Contract during the month.


                            MORE ABOUT THE CONTRACT

USING THE CONTRACT

Ownership. The contract owner is the insured, unless someone other than the insured has been named as the owner in the application. The contract owner has all rights and options described in the Contract.

If you are not the insured, you may want to name a contingent owner. If you die before the insured, the contingent owner will own your interest in the contract and have all your rights. If you don't name a contingent owner and you die before the insured, your estate will then own your interest in the Contract upon your death.

If there is more than one contract owner, we will treat the owners as joint tenants with rights of survivorship unless the ownership designation provides otherwise. We may require completion of additional forms. The owners must exercise their rights and options jointly, except that any one of the owners may reallocate the Contract's investment base by phone if the owner provides the personal identification number as well as the Contract number. One contract owner must be designated, in writing, to receive all notices, correspondence and tax reporting to which contract owners are entitled under the Contract.


Changing the Owner. During the insured's lifetime, you have the right to transfer ownership of the Contract. However, if you've named an irrevocable beneficiary, that person will need to consent. The new owner will have all rights and options described in the Contract. The change will be effective as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change. Changing the owner may have tax consequences. You should consult a tax advisor before changing the owner.


Assigning the Contract as Collateral. You may assign the Contract as collateral security for a loan or other obligation. This does not change the ownership. However, your rights and any beneficiary's rights are subject to the terms of the assignment. You must give satisfactory written notice at our Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

For a discussion of the tax issues associated with a collateral assignment, see "Tax Considerations".

Naming Beneficiaries. We will pay the primary beneficiary the death benefit proceeds of the Contract on the insured's death. If the primary beneficiary has died, we will pay the contingent beneficiary. If no contingent beneficiary is living, we will pay the insured's estate.

You may name more than one person as primary or contingent beneficiaries. We will pay proceeds in equal shares to the surviving beneficiaries unless the beneficiary designation provides differently.

You have the right to change beneficiaries during the insured's lifetime. However, if your primary beneficiary designation is irrevocable, the primary beneficiary must consent when certain contract rights and options are exercised. If you change the beneficiary, the change will take effect as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change.

When We Make Payments. We generally pay death benefit proceeds, partial withdrawals, loans and net cash surrender value within seven days after our Service Center receives all the information needed to process the payment. However, we may delay payment if it isn't practical for us to value or dispose of Trust units or Fund shares because:

     - the New York Stock Exchange is closed, other than for a customary weekend or holiday; or

     - trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission; or

     - the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of their assets; or

     - the Securities and Exchange Commission by order so permits for the protection of contract owners.

SOME ADMINISTRATIVE PROCEDURES

We reserve the right to modify or eliminate the procedures described below. For administrative and tax purposes, we may from time to time require that specific forms be completed for certain transactions, including surrenders.

Personal Identification Number. We will send you a four-digit personal identification number ("PIN") shortly after the Contract is placed in force and before the end of the "free look" period. You must give this number when you call the Service Center to get information about the Contract, to make a loan (if an authorization is on file), or to make other requests.

Reallocating the Investment Base. Contract owners can reallocate their investment base either in writing or by telephone. If you request the reallocation by telephone, you must give your PIN as well as your Contract number. We will give a confirmation number over the telephone and then follow up in writing.

Requesting a Loan. You may request a loan in writing or, if all required authorization forms are on file, by telephone. Once our Service Center receives the authorization, you can call the Service Center, give your Contract number, name and PIN, and tell us the loan amount and the divisions from which the loan should be taken.

Upon request, we will wire the funds to the account at the financial institution named on your authorization. We will generally wire the funds within two working days of receipt of the request. If you have the CMA Insurance Service, funds may be transferred directly to that CMA account.

Requesting Partial Withdrawals. Beginning in the second contract year, you may request partial withdrawals in writing or by telephone if all required telephone authorization forms are on file. Once our Service Center receives the authorization, you can call the Service Center, give your Contract number, name and PIN, and tell us how much to withdraw and from which investment divisions.

Upon request, we will wire the funds to the account at the financial institution named on your authorization. We will usually wire the funds within two working days of receipt of the request. If you have the CMA Insurance Service, funds can be transferred directly to that CMA account.

Telephone Requests. A telephone request for a loan, partial withdrawal or a reallocation received before 4 p.m. (ET) will generally be processed the same day. A request received at or after 4 p.m. (ET) will be processed the following business day. We reserve the right to change procedures or discontinue the ability to make telephone transfers.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for following telephone instructions that we reasonably believe to be genuine.

OTHER CONTRACT PROVISIONS

In Case of Errors in the Application. If an age or sex stated in the application is wrong, it could mean that the face amount or any other Contract benefit is wrong. We will pay the correct benefits for the true age or sex.

Incontestability. We will rely on statements made in the applications. We can contest the validity of a Contract if any material misstatements are made in the application. We can also contest the validity of any change in face amount due to a change in death benefit option or any increase in the additional insurance rider face amount requested if any material misstatements are made in any application required for that change or increase.

Subject to state regulation, we won't contest the validity of a Contract after it has been in effect during the insured's lifetime for two years from the date of issue or the date of any reinstatement. We won't contest any change in face amount due to a change in death benefit option or any increase in the additional insurance rider face amount after the change or increase has been in effect during the insured's lifetime for two years from the date of the change.

Payment in Case of Suicide. Subject to state regulation, if the insured commits suicide within two years from the Contract's issue date or the date of any reinstatement, we will pay only a limited death benefit and then terminate the Contract. The benefit will be equal to the amount of the payments made, reduced by any loan debt and partial withdrawals.

Subject to state regulation, if the insured commits suicide within two years of the effective date of a change in the death benefit option requiring evidence of insurability or of the effective date of an increase in the additional insurance rider face amount, any amount of death benefit which would not be payable except for the increase in the face amount will be limited to the amount of cost of insurance deductions made for the increase.

Contract Changes -- Applicable Federal Tax Law. To receive the tax treatment accorded to life insurance under federal income tax law, the Contract must qualify initially and continue to qualify as life insurance under the Internal Revenue Code or successor law. To maintain this qualification to the maximum extent of the law, we reserve the right to return any additional payments that would cause the Contract to fail to qualify as life insurance under applicable federal tax law as we may interpret it. Further, we reserve the right to make changes in the Contract or its riders or to make distributions from the Contract to the extent necessary to continue to qualify the Contract as life insurance. Any changes will apply uniformly to all Contracts that are affected and you will be given advance written notice of such changes.

State Variations. Certain Contract features, including the "free look" right, are subject to state variation. You should read your Contract carefully to determine whether any variations apply in the state in which the Contract is issued.

On Contracts issued before we obtained certain state approvals, we use a 5%, rather than a 4 1/2%, assumed interest rate to determine the Contract's guarantee period, fixed base, and cost of insurance charges. On these Contracts we also use a 4%, rather than a 3%, interest rate to calculate life contingent income plan payment amounts.


In addition, under these contracts, we charge interest on loans at 5.75%, rather than 5.25%; however, preferred loan collateral earns interest at an annual rate of 5.75%, and the loan collateral amount in excess of the preferred loan collateral amount earns interest at an annual rate of 5%. Accordingly, the net loan cost under these contracts is 0% for preferred loan amounts, and 0.75% for loans in excess of the preferred loan amount.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the contract loading, cost of insurance rates and the minimum payment, and may modify underwriting classifications and requirements.

Group arrangements include those in which a trustee or an employer, for example, purchases Contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell Contracts to its employees on an individual basis.

Costs for sales, administration, and mortality generally vary with the size and stability of the group and the reasons the Contracts are purchased, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy Contracts or that have been in existence less than six months will not qualify for reduced charges.

We make any reductions according to rules in effect when an application for a Contract or additional payment is approved. We may change these rules from time to time. However, reductions in charges will not discriminate unfairly against any person.

UNISEX LEGAL CONSIDERATIONS

In 1983 the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances.

The Contracts offered by this Prospectus are based on mortality tables that distinguish between men and women. As a result, the Contract pays different benefits to men and women of the same age. Employers and employee organizations should check with their legal advisers before purchasing these Contracts.

Some states prohibit the use of actuarial tables that distinguish between men and women in determining payments and contract benefits for contracts issued on the lives of their residents. Therefore, Contracts offered in this Prospectus to insure residents of these states will have unisex payments and benefits which are based on actuarial tables that do not differentiate on the basis of sex. You should disregard references made in this prospectus to such sex-based distinctions.

SELLING THE CONTRACTS


Role of Merrill Lynch, Pierce, Fenner & Smith, Incorporated. MLPF&S is the principal underwriter of the Contract. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal business address of MLPF&S is World Financial Center, 250 Vesey Street, New York, New York 10080. MLPF&S also acts as principal underwriter of other variable life insurance and variable annuity contracts we issue, as well as variable life insurance and variable annuity contracts issued by ML Life Insurance Company of New York, an affiliate of ours.

MLPF&S also acts as principal underwriter of certain mutual funds managed by Merrill Lynch Asset Management, the investment adviser for the Series Fund and the Variable Series Funds.

MLPF&S may arrange for sales of the Contract by other broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the NASD. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S FCs.


Role of Merrill Lynch Life Agencies. Contracts are sold by financial consultants of MLPF&S who are also licensed through various Merrill Lynch Life Agencies as our insurance agents. We have entered into a distribution agreement with MLPF&S and companion sales agreements with the Merrill Lynch Life Agencies through which the Contracts and other variable life insurance contracts issued through the Separate Account are sold and the financial consultants are compensated by Merrill Lynch Life Agencies and/or MLPF&S. The amounts paid under the distribution and sales agreements for the Separate Account for the year ended December 31, 1999, December 31, 1998, and December 31, 1997 were $23,810,374, $22,517,219, and $15,107,535, respectively.


Commissions. The maximum commission we will pay to the applicable insurance agency to be used to pay commissions to financial consultants are as follows:
95% of the target premium under the Contract; plus 3% of payments thereafter. The target premium is equal to 75% of the base premium. In addition, we may pay, on an annual basis, an amount equal to .11% of persisting investment base under a Contract. Commissions may be paid to financial consultants in the form of non-cash compensation, subject to applicable regulatory requirements.

TAX CONSIDERATIONS

Introduction. The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

Tax Status of the Contract. In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a contract must satisfy certain requirements which are set forth in the Internal Revenue Code (IRC). Although guidance as to how these requirements are to be applied to certain features of the Contract is limited, we believe that a Contract should satisfy the applicable requirements. However, because there is less guidance with respect to Contracts issued on a substandard basis (i.e., a premium class involving a higher than standard mortality risk) and Contracts with an additional insurance rider attached, there is more uncertainty as to those Contracts. If it is subsequently determined that the Contract does not satisfy the applicable requirements, we may take appropriate steps to bring the Contract into compliance with such requirements and reserve the right to restrict Contract transactions in order to do so.

Diversification Requirements. IRC section 817(h) and the regulations under it provide that separate account investments underlying a Contract must be "adequately diversified" for it to qualify as a life insurance contract under IRC section 7702. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

In certain circumstances, owners of variable life contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features such as the flexibility of an owner to allocate premium payments and reallocate investment base have not been explicitly addressed in published IRS rulings. While we believe that the contracts do not give owners investment control over variable account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

The following discussion assumes that the Contract will qualify as a life insurance contract for Federal income tax purposes.

Tax Treatment of Contract Benefits in General. We believe that the death benefit under a Contract should be excludible from the gross income of the beneficiary. Federal, state and local gift, estate, inheritance, transfer and other tax consequences of ownership of receipt of Contract proceeds depend on the circumstances of each owner or beneficiary. A tax advisor should be consulted on these consequences.

Generally, the owner will not be deemed to be in constructive receipt of the cash value until there is a distribution. When distributions from a Contract occur, or when loans are taken out from or secured by a Contract, the tax consequences depend on whether the Contract is classified as a "modified endowment contract."

Modified Endowment Contracts. Under the Internal Revenue Code, life insurance contracts that fail to satisfy the "7-pay test" are classified as "modified endowment contracts," with less favorable tax treatment than other life insurance contracts. This test applies a cumulative limit on the amount of payments that can be made into a Contract each year in the first seven contract years. In effect, in order to comply with the 7-pay test, a Contract must be purchased with a higher face amount for a given initial payment than would otherwise be required to satisfy the federal tax definition of a life insurance contract.

Certain changes in a Contract after it is issued could also cause it to fail to satisfy the 7-pay test and therefore to be classified as a modified endowment contract. Making additional payments, reducing the Contract's death benefit during the first seven contract years, reducing the Contract's benefits through a partial withdrawal, a change in death benefit option, a decrease in face amount of the base policy or an additional insurance rider, or termination of additional benefits under a rider are examples of changes that could result in a Contract becoming classified as a modified endowment contract. Even if these events do not result in a Contract becoming classified as a modified endowment contract, moreover, they could reduce the amount that may be paid in the future without causing the Contract to be classified as a modified endowment contract.

It should be noted that compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life.

Any Contract received in exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts that is described below. Contract owners may choose not to exercise their right to make additional premium payments, in order to preserve their Contract's current tax treatment.

Due to the flexibility of the Contract as to premium payments and benefits, the individual circumstances of each Contract will determine whether it is classified as a modified endowment contract. As the foregoing discussion indicates, the 7-pay test and the rules governing whether a Contract is classified as a modified endowment contract are quite complex. A current or prospective owner should therefore consult with a competent adviser to determine whether a Contract transaction will cause the Contract to be classified as a modified endowment contract.

Distributions (Other Than Death Benefits) from Contracts that are not Modified Endowment Contracts. Distributions (other than death benefits) from a Contract that is not classified as a modified endowment contract are generally treated first as a recovery of the owner's investment in the Contract and only after the recovery of all investment in the Contract as taxable income. However, certain distributions which must be made in order to enable the Contract to continue to qualify as a life insurance contract for Federal income tax purposes if Contract benefits are reduced during the first 15 Contract years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Contract that is not a modified endowment contract are generally not treated as distributions. However, the tax consequences of preferred loans are unclear. You should consult a tax advisor as to those consequences.

Finally, neither distributions from nor loans from or secured by a Contract that is not a modified endowment contract are subject to the 10 percent additional income tax.

Distributions from Modified Endowment Contracts. Contracts classified as Modified Endowment Contracts are subject to the following tax rules:

          (1) All pre-death distributions, (including partial withdrawals, loans, collateral assignments, capitalized interest or complete surrender) will be treated as ordinary income on an income first basis up to the amount of any income in the Contract (the cash value less the owner's investment in the Contract) immediately before the distribution.

          (2) A 10 percent additional income tax is imposed on the amount included in income except where the distribution (including loans, capitalized interest, assignments, partial withdrawals or complete surrender) is made when the owner has attained age 59 1/2 or becomes disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary.

If a Contract becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Contract within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Contract that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Investment in the Contract. Your investment in the Contract is generally your aggregate premiums. When a distribution is taken from the Contract, your investment in the Contract is generally reduced by the amount of the distribution that is tax-free.

Multiple Contracts. All modified endowment contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

Contract Loans. If a Contract loan is outstanding when a Contract is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. In general, interest on a Contract loan will not be deductible. Before taking out a Contract loan, you should consult a tax adviser as to the tax consequences.

Other Tax Considerations. The transfer of the Contract or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Contract to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Contract proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Contracts Used for Business Purposes. The Contract can be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such arrangements may vary depending on the particular facts and circumstances. If you are purchasing the Contract for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Contract or a change in an existing Contract should consult a tax adviser.


Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. It is possible that any legislative change could be retroactive (that is, effective prior to the date of the change). Consult a tax advisor with respect to legislative developments and their effect on the Contract.

We don't make any guarantee regarding the tax status of any Contract or any transaction regarding the Contract.

The above discussion is not intended as tax advice. For tax advice you should consult a competent tax adviser. Although this tax discussion is based on our understanding of federal income tax laws as they are currently interpreted, we can't guarantee that those laws or interpretations will remain unchanged.

OUR INCOME TAXES

Insurance companies are generally required to capitalize and amortize certain policy acquisition expenses over a ten year period rather than currently deducting such expenses. This treatment applies to the deferred acquisition expenses of a Contract and will result in a significantly higher corporate income tax liability for us in early contract years. We make a charge to compensate us for the anticipated higher corporate income taxes that result from the sale of a Contract. (See "Contract Loading".)

We currently make no other charges to the Separate Account for any federal, state or local taxes that we incur that may be attributable to the Separate Account or to the Contracts. We reserve the right, however, to make a charge for any tax or other economic burden resulting from the application of tax laws that we determine to be properly attributable to the Separate Account or to the Contracts.

REINSURANCE

We intend to reinsure some of the risks assumed under the Contracts.

                                 ILLUSTRATIONS

ILLUSTRATIONS OF DEATH BENEFITS, INVESTMENT BASE, CASH SURRENDER VALUES AND ACCUMULATED PAYMENTS

The tables below demonstrate the way in which the Contract works. The tables are based on the following ages, face amounts, payments and guarantee periods and show values based upon both current and maximum mortality charges.

          1. The illustration on page 47 is for a Contract issued to a male age 45 in the standard non-smoker underwriting class with annual payments of $9,576 through contract year 51, an initial face amount of $500,000, an initial guarantee period of 2.75 years and coverage under death benefit option 1. It assumes current mortality charges.

          2. The illustration on page 48 is for a Contract issued to a male age 45 in the standard non-smoker underwriting class with annual payments of $9,576 through contract year 51, an initial face amount of $500,000, an initial guarantee period of 2.75 years and coverage under death benefit option 1. It assumes maximum mortality charges.

          3. The illustration on page 49 is for a Contract issued to a male age 45 in the standard non-smoker underwriting class with annual payments of $31,268 through contract year 43, an initial face amount of $500,000, an initial guarantee period of 10.75 years and coverage under death benefit option 2. It assumes current mortality charges.

          4. The illustration on page 50 is for a Contract issued to a male age 45 in the standard non-smoker underwriting class with annual payments of $31,268 through contract year 43, an initial face amount of $500,000, an initial guarantee period of 10.75 years and coverage under death benefit option 2. It assumes maximum mortality charges.

The tables show how the death benefit, investment base and net cash surrender value may vary over an extended period of time assuming hypothetical rates of return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%.

The death benefit, investment base and net cash surrender value for a Contract would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual contract years.


The amounts shown for the death benefit, investment base and net cash surrender value as of the end of each contract year take into account the daily asset charge in the Separate Account equivalent to .90% (annually at the beginning of the year) of assets attributable to the Contracts at the beginning of the year.



The amounts shown in the tables also assume an additional charge of 0.58%. This charge assumes that the investment base is allocated equally among all the investment divisions and is based on the 1999 expenses (including monthly advisory fees and operating expenses) for the Funds and the current trust charge. This charge also reflects expenses reimbursements made in 1999 to certain portfolios by the investment advisor to the respective portfolio. These reimbursements amounted to .09%, .42%, .24%, and 1.58% of the average daily net assets of the Natural Resources Portfolio, the Developing Capital Markets Focus Fund, the Alliance Quasar Portfolio, and the Mercury V.I. U.S. Large Cap Fund, respectively (See "Charges to Fund Assets"). Values illustrated would be lower if these reimbursements had not been taken into account. The actual charge under a Contract for Fund expenses and the trust charge will depend on the actual allocation of the investment base and may be higher or lower depending on how the investment base is allocated.



Taking into account the .90% asset charge in the Separate Account and the 58% charge described above, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.47%, 4.47%, and 10.42%, respectively. The gross returns are before any deductions and should not be compared to rates which reflect deduction of charges.


The hypothetical returns shown on the tables are without any income tax charges that may be attributable to the Separate Account in the future (although they do reflect the charge for federal income taxes included in the contract loading, see "Contract Loading"). In order to produce after-tax returns of 0%, 6% and 12%, the Funds would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges attributable to the Separate Account.


The second column of the tables shows the amount which would accumulate if an amount equal to the payments were invested to earn interest (after taxes) at 5% compounded annually.

We will furnish upon request a personalized illustration reflecting the proposed insured's age, face amount and the payment amounts requested. The illustration will show both current and guaranteed cost of insurance rates and will assume that the proposed insured is in a standard non-smoker underwriting class.

                               MALE ISSUE AGE 45

                     STANDARD NON-SMOKER UNDERWRITING CLASS
               ANNUAL PAYMENTS OF $9,576 THROUGH CONTRACT YEAR 51
         FACE AMOUNT(1): $500,000 INITIAL GUARANTEE PERIOD: 2.75 YEARS
                             DEATH BENEFIT OPTION 1
                       BASED ON CURRENT MORTALITY CHARGES

                                                                                         END OF YEAR
                                                                TOTAL                 DEATH BENEFIT(3)
                                                              PAYMENTS           ASSUMING HYPOTHETICAL GROSS
                                                              MADE PLUS           ANNUAL RATE OF RETURN OF
                                                          INTEREST AT 5% AS   ---------------------------------
            CONTRACT YEAR                PAYMENTS(2)(6)    OF END OF YEAR        0%         6%          12%
            -------------                --------------   -----------------   --------   ---------   ----------
 1....................................       9,576               10,055       500,000      500,000      500,000
 2....................................       9,576               20,612       500,000      500,000      500,000
 3....................................       9,576               31,698       500,000      500,000      500,000
 4....................................       9,576               43,337       500,000      500,000      500,000
 5....................................       9,576               55,559       500,000      500,000      500,000
 6....................................       9,576               68,392       500,000      500,000      500,000
 7....................................       9,576               81,866       500,000      500,000      500,000
 8....................................       9,576               96,014       500,000      500,000      500,000
 9....................................       9,576              110,870       500,000      500,000      500,000
10....................................       9,576              126,468       500,000      500,000      500,000
15....................................       9,576              216,968       500,000      500,000      500,000
20....................................       9,576              332,472       500,000      500,000      507,526
30....................................       9,576              668,029       500,000      500,000    1,167,918
55....................................           0            2,698,733       500,000    1,001,677   12,215,593

                                                   END OF YEAR
                                               INVESTMENT BASE AND
                                               NET CASH SURRENDER                      END OF YEAR
                                                   VALUE(3)(4)                      CASH VALUE(3)(5)
                                           ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
                                            ANNUAL RATE OF RETURN OF            ANNUAL RATE OF RETURN OF
                                        ---------------------------------   ---------------------------------
            CONTRACT YEAR                  0%         6%          12%          0%         6%          12%
            -------------               --------   ---------   ----------   --------   ---------   ----------
 1...................................     4,055        4,314        4,575     4,055        4,314        4,575
 2...................................     8,285        9,077        9,903     8,285        9,077        9,903
 3...................................    16,042       17,864       19,820    16,042       17,864       19,820
 4...................................    23,553       26,911       30,637    23,553       26,911       30,637
 5...................................    30,860       36,271       42,494    30,860       36,271       42,494
 6...................................    37,978       45,972       55,517    37,978       45,972       55,517
 7...................................    44,918       56,042       69,844    44,918       56,042       69,844
 8...................................    51,725       66,543       85,661    51,725       66,543       85,661
 9...................................    58,373       77,468      103,107    58,373       77,468      103,107
10...................................    64,810       88,789      122,309    64,810       88,789      122,309
15...................................    92,032      150,311      250,929    92,032      150,311      250,929
20...................................   110,399      222,100      416,005   110,399      222,100      416,005
30...................................   105,317      372,636    1,091,512   105,317      372,636    1,091,512
55...................................         0    1,001,677   12,215,593         0    1,001,677   12,215,593

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will be equal net cash surrender value on each contract anniversary. If the Contract is surrendered or lapses within 24 contract months after issue, the contract owner will also receive any excess sales load previously deducted, except to the extent it is applied to keep the Contract in force.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At annual rates of return of 6% and 12% and current mortality charges, the guarantee period extends until the insured's attained age 100 in contract years 26 and 16, respectively. Once the guarantee extends until the insured's attained age 100, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after the guarantee period extends until the insured's attained age 100.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 45

                     STANDARD NON-SMOKER UNDERWRITING CLASS
               ANNUAL PAYMENTS OF $9,576 THROUGH CONTRACT YEAR 51
         FACE AMOUNT(1): $500,000 INITIAL GUARANTEE PERIOD: 2.75 YEARS
                             DEATH BENEFIT OPTION 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                         END OF YEAR
                                                                TOTAL                 DEATH BENEFIT(3)
                                                              PAYMENTS           ASSUMING HYPOTHETICAL GROSS
                                                              MADE PLUS           ANNUAL RATE OF RETURN OF
                                                          INTEREST AT 5% AS   ---------------------------------
            CONTRACT YEAR                PAYMENTS(2)(6)    OF END OF YEAR        0%         6%          12%
            -------------                --------------   -----------------   --------   ---------   ----------
 1....................................       9,576               10,055       500,000      500,000      500,000
 2....................................       9,576               20,612       500,000      500,000      500,000
 3....................................       9,576               31,698       500,000      500,000      500,000
 4....................................       9,576               43,337       500,000      500,000      500,000
 5....................................       9,576               55,559       500,000      500,000      500,000
 6....................................       9,576               68,392       500,000      500,000      500,000
 7....................................       9,576               81,866       500,000      500,000      500,000
 8....................................       9,576               96,014       500,000      500,000      500,000
 9....................................       9,576              110,870       500,000      500,000      500,000
10....................................       9,576              126,468       500,000      500,000      500,000
15....................................       9,576              216,968       500,000      500,000      500,000
20....................................       9,576              332,472       500,000      500,000      500,000
30....................................       9,576              668,029       500,000      500,000      990,195
55....................................           0            2,698,733       500,000      500,000    9,754,189

                                                   END OF YEAR
                                               INVESTMENT BASE AND
                                               NET CASH SURRENDER                      END OF YEAR
                                                   VALUE(3)(4)                      CASH VALUE(3)(5)
                                           ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
                                            ANNUAL RATE OF RETURN OF            ANNUAL RATE OF RETURN OF
                                        ---------------------------------   ---------------------------------
            CONTRACT YEAR                  0%         6%          12%          0%         6%          12%
            -------------               --------   ---------   ----------   --------   ---------   ----------
 1...................................     3,092        3,316        3,542     3,092        3,316        3,542
 2...................................     6,483        7,149        7,845     6,483        7,149        7,845
 3...................................    13,492       15,048       16,719    13,492       15,048       16,719
 4...................................    20,277       23,180       26,399    20,277       23,180       26,399
 5...................................    26,828       31,543       36,961    26,828       31,543       36,961
 6...................................    33,141       40,144       48,496    33,141       40,144       48,496
 7...................................    39,191       48,970       61,090    39,191       48,970       61,090
 8...................................    44,954       58,008       74,838    44,954       58,008       74,838
 9...................................    50,413       67,251       89,856    50,413       67,251       89,856
10...................................    55,536       76,681      106,265    55,536       76,681      106,265
15...................................    75,363      126,436      215,364    75,363      126,436      215,364
20...................................    82,178      179,516      360,602    82,178      179,516      360,602
30...................................     8,791      284,640      925,416     8,791      284,640      925,416
55...................................         0            0    9,754,189         0            0    9,754,189

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will be equal net cash surrender value on each contract anniversary. If the Contract is surrendered or lapses within 24 contract months after issue, the contract owner will also receive any excess sales load previously deducted, except to the extent it is applied to keep the Contract in force.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At annual rates of return of 6% and 12% and maximum mortality charges, the guarantee period extends until the insured's attained age 100 in contract years 54 and 17, respectively. Once the guarantee extends until the insured's attained age 100, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after the guarantee period extends until the insured's attained age 100.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 45

                     STANDARD NON-SMOKER UNDERWRITING CLASS
              ANNUAL PAYMENTS OF $31,268 THROUGH CONTRACT YEAR 43
         FACE AMOUNT(1): $500,000 INITIAL GUARANTEE PERIOD: 10.75 YEARS
                             DEATH BENEFIT OPTION 2
                       BASED ON CURRENT MORTALITY CHARGES

                                                                                       END OF YEAR
                                                              TOTAL                  CASH VALUE(3)(5)
                                                            PAYMENTS           ASSUMING HYPOTHETICAL GROSS
                                                            MADE PLUS            ANNUAL RATE OF RETURN OF
                                                        INTEREST AT 5% AS   ----------------------------------
           CONTRACT YEAR               PAYMENTS(2)(6)    OF END OF YEAR        0%          6%          12%
           -------------               --------------   -----------------   ---------   ---------   ----------
 1..................................      31,268               32,831         520,571     521,827      523,084
 2..................................      31,268               67,304         548,629     552,894      557,315
 3..................................      31,268              103,501         576,060     585,126      594,882
 4..................................      31,268              141,507         602,932     618,638      636,196
 5..................................      31,268              181,414         629,289     653,523      681,686
 6..................................      31,268              223,316         655,148     689,854      731,799
 7..................................      31,268              267,314         680,523     727,702      787,022
 8..................................      31,268              313,511         705,466     767,180      847,936
 9..................................      31,268              362,018         729,950     808,327      915,100
10..................................      31,268              412,950         753,917     851,152      989,095
15..................................      31,268              708,454         863,844   1,090,503    1,486,283
20..................................      31,268            1,085,602         956,346   1,377,290    2,180,720
30..................................      31,268            2,181,280       1,071,068   2,114,862    4,867,822
55..................................           0            8,430,956         500,000   3,544,031   48,397,997

                                                   END OF YEAR
                                               INVESTMENT BASE AND
                                               NET CASH SURRENDER                      END OF YEAR
                                                   VALUE(3)(4)                      CASH VALUE(3)(5)
                                           ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
                                            ANNUAL RATE OF RETURN OF            ANNUAL RATE OF RETURN OF
                                        ---------------------------------   ---------------------------------
            CONTRACT YEAR                  0%         6%          12%          0%         6%          12%
            -------------               --------   ---------   ----------   --------   ---------   ----------
 1...................................    20,571       21,827       23,084    20,571       21,827       23,084
 2...................................    48,629       52,894       57,315    48,629       52,894       57,315
 3...................................    76,060       85,126       94,882    76,060       85,126       94,882
 4...................................   102,932      118,638      136,196   102,932      118,638      136,196
 5...................................   129,289      153,523      181,686   129,289      153,523      181,686
 6...................................   155,148      189,854      231,799   155,148      189,854      231,799
 7...................................   180,523      227,702      287,022   180,523      227,702      287,022
 8...................................   205,466      267,180      347,936   205,466      267,180      347,936
 9...................................   229,950      308,327      415,100   229,950      308,327      415,100
10...................................   253,917      351,152      489,095   253,917      351,152      489,095
15...................................   363,844      590,503      986,283   363,844      590,503      986,283
20...................................   456,346      877,290    1,680,720   456,346      877,290    1,680,720
30...................................   571,068    1,614,862    4,367,822   571,068    1,614,862    4,367,822
55...................................         0    3,044,031   47,897,997         0    3,044,031   47,897,997

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will be equal net cash surrender value on each contract anniversary. If the Contract is surrendered or lapses within 24 contract months after issue, the contract owner will also receive any excess sales load previously deducted, except to the extent it is applied to keep the Contract in force.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At annual rates of return of 6% and 12% and current mortality charges, the guarantee period extends until the insured's attained age 100 in contract years 34 and 17, respectively. Once the guarantee extends until the insured's attained age 100, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after the guarantee period extends until the insured's attained age 100.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 45

                     STANDARD NON-SMOKER UNDERWRITING CLASS
              ANNUAL PAYMENTS OF $31,268 THROUGH CONTRACT YEAR 43
         FACE AMOUNT(1): $500,000 INITIAL GUARANTEE PERIOD: 10.75 YEARS
                             DEATH BENEFIT OPTION 2
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                         END OF YEAR
                                                                TOTAL                 CASH VALUE(3)(5)
                                                              PAYMENTS           ASSUMING HYPOTHETICAL GROSS
                                                              MADE PLUS           ANNUAL RATE OF RETURN OF
                                                          INTEREST AT 5% AS   ---------------------------------
            CONTRACT YEAR                PAYMENTS(2)(6)    OF END OF YEAR        0%         6%          12%
            -------------                --------------   -----------------   --------   ---------   ----------
 1....................................      31,268               32,831       519,601      520,821      522,043
 2....................................      31,268               67,304       546,809      550,946      555,236
 3....................................      31,268              103,501       573,474      582,269      591,735
 4....................................      31,268              141,507       599,595      614,835      631,874
 5....................................      31,268              181,414       625,159      648,677      676,010
 6....................................      31,268              223,316       650,164      683,843      724,549
 7....................................      31,268              267,314       674,586      720,357      777,914
 8....................................      31,268              313,511       698,396      758,242      836,571
 9....................................      31,268              362,018       721,574      797,528      901,039
10....................................      31,268              412,950       744,086      838,234      971,876
15....................................      31,268              708,454       845,759    1,064,032    1,445,976
20....................................      31,268            1,085,602       925,482    1,328,181    2,096,043
30....................................      31,268            2,181,280       975,982    1,951,436    4,527,652
55....................................           0            8,430,956       500,000      500,000   40,006,089

                                                   END OF YEAR
                                               INVESTMENT BASE AND
                                               NET CASH SURRENDER                      END OF YEAR
                                                   VALUE(3)(4)                      CASH VALUE(3)(5)
                                           ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
                                            ANNUAL RATE OF RETURN OF            ANNUAL RATE OF RETURN OF
                                        ---------------------------------   ---------------------------------
            CONTRACT YEAR                  0%         6%          12%          0%         6%          12%
            -------------               --------   ---------   ----------   --------   ---------   ----------
 1...................................    19,601       20,821       22,043    19,601       20,821       22,043
 2...................................    46,809       50,946       55,236    46,809       50,946       55,236
 3...................................    73,474       82,269       91,735    73,474       82,269       91,735
 4...................................    99,595      114,835      131,874    99,595      114,835      131,874
 5...................................   125,159      148,677      176,010   125,159      148,677      176,010
 6...................................   150,164      183,843      224,549   150,164      183,843      224,549
 7...................................   174,586      220,357      277,914   174,586      220,357      277,914
 8...................................   198,396      258,242      336,571   198,396      258,242      336,571
 9...................................   221,574      297,528      401,039   221,574      297,528      401,039
10...................................   244,086      338,234      471,876   244,086      338,234      471,876
15...................................   345,759      564,032      945,976   345,759      564,032      945,976
20...................................   425,482      828,181    1,596,043   425,482      828,181    1,596,043
30...................................   475,982    1,451,436    4,027,652   475,982    1,451,436    4,027,652
55...................................         0            0   39,506,089         0            0   39,506,089

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will be equal net cash surrender value on each contract anniversary. If the Contract is surrendered or lapses within 24 contract months after issue, the contract owner will also receive any excess sales load previously deducted, except to the extent it is applied to keep the Contract in force.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At annual rates of return of 6% and 12% and maximum mortality charges, the guarantee period extends until the insured's attained age 100 in contract years 55 and 17, respectively. Once the guarantee extends until the insured's attained age 100, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after the guarantee period extends until the insured's attained age 100.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY

DIRECTORS AND EXECUTIVE OFFICERS

Our directors and executive officers and their positions with us are as follows:

                NAME                       POSITION(S) WITH THE COMPANY
                ----                       ----------------------------
Anthony J. Vespa                       Chairman of the Board, President, and
                                       Chief Executive Officer
Joseph E. Crowne, Jr.                  Director, Senior Vice President,
                                       Chief Financial Officer, Chief
                                       Actuary, and Treasurer
Barry G. Skolnick                      Director, Senior Vice President,
                                       General Counsel, and Secretary
David M. Dunford                       Director, Senior Vice President, and
                                       Chief Investment Officer
Gail R. Farkas                         Director and Senior Vice President
Robert J. Boucher                      Senior Vice President, Variable Life
                                       Administration

Each director is elected to serve until the next annual meeting of shareholders or until his or her successor is elected and shall have qualified. Each has held various executive positions with insurance company subsidiaries of our indirect parent, Merrill Lynch & Co., Inc. The principal positions of our directors and executive officers for the past five years are listed below:

Mr. Vespa joined Merrill Lynch Life in January 1994. Since February 1994, he has held the position of Senior Vice President of MLPF&S.

Mr. Crowne joined Merrill Lynch Life in June 1991.

Mr. Skolnick joined Merrill Lynch Life in November 1990. Since May 1992, he has held the position of Assistant General Counsel of Merrill Lynch & Co., Inc. and First Vice President and Assistant General Counsel of MLPF&S.

Mr. Dunford joined Merrill Lynch Life in July 1990.

Ms. Farkas joined Merrill Lynch Life in August 1995. Prior to August 1995, she held the position of Director of Market Planning of MLPF&S.

Mr. Boucher joined Merrill Lynch Life in May 1992.


Our shares are not owned by any of our officers or directors, as we are a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). Our officers and directors both individually and as a group, own less than one percent of the outstanding shares of common stock of Merrill Lynch & Co., Inc.


SERVICES ARRANGEMENT


We and MLIG, are parties to a service agreement pursuant to which MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to us, including services related to the Separate Account and the Contracts. We reimburse expenses incurred by MLIG under this service agreement on an allocated cost basis. Charges billed to us by MLIG under the agreement were $43.4 million for the year ended December 31, 1999.


STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department (the "Insurance Department"). We file a detailed financial statement in the prescribed form

(the "Annual Statement") with the Insurance Department each year covering our operations for the preceding year and our financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine contract liabilities and reserves so that the Insurance Department may certify that these items are correct. Our books and accounts are subject to review by the Insurance Department at all times. A full examination of our operations is conducted periodically by the Insurance Department and under the auspices of the National Association of Insurance Commissioners. We are also subject to the insurance laws and regulations of all jurisdictions in which we are licensed to do business.


LEGAL PROCEEDINGS


There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets or to MLPF&S.

EXPERTS


Our financial statements as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and of the Separate Account as of December 31, 1999 and for the periods presented, included in this Prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1433.


Actuarial matters included in this Prospectus have been examined by Joseph E. Crowne, Jr., F.S.A., our Chief Actuary and Chief Financial Officer, as stated in his opinion filed as an exhibit to the registration statement.

LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our Senior Vice President and General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

REGISTRATION STATEMENTS

Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the Contract and its investment options. This Prospectus does not contain all of the information in the registration statements as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

FINANCIAL STATEMENTS

Our financial statements, included herein, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:


We have audited the accompanying statements of assets and liabilities of each of the divisions of Merrill Lynch Variable Life Separate Account, comprised of divisions investing in the Money Reserve Portfolio, Intermediate Government Bond Portfolio, Long-Term Corporate Bond Portfolio, Capital Stock Portfolio, Growth Stock Portfolio, Multiple Strategy Portfolio, High Yield Portfolio, Natural Resources Portfolio, Global Strategy Portfolio, Balanced Portfolio, Global Utility Focus Fund, International Equity Focus Fund, Global Bond Focus Fund, Basic Value Focus Fund, Developing Capital Markets Focus Fund, Special Value Focus Fund, Index 500 Fund, Capital Focus Fund (commencement of operations July 21, 1999), Global Growth Focus Fund (commencement of operations July 21, 1999), International VIP Portfolio (commencement of operations July 21, 1999), Mercury V. I. US Large Cap (commencement of operations July 21, 1999), Quasar Portfolio (commencement of operations July 21, 1999), Premier Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, AIM V.I. Value Fund, AIM V.I. Capital Appreciation Fund, 1997 Trust (matured on February 18, 1997), 1998 Trust (matured on February 17,
1998),  1999  Trust  (matured on February  16,  1999),  2000
Trust, 2001 Trust, 2002 Trust, 2003 Trust, 2004 Trust, 2005 Trust, 2006 Trust, 2007 Trust, 2008 Trust, 2009 Trust, 2010 Trust, 2011 Trust, 2013 Trust, 2014 Trust, 2019 Trust (commencement of operations July 21, 1999) (collectively, the "Divisions"), as of December 31, 1999 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund and unit investment trust securities owned at December 31, 1999. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Divisions as of December 31, 1999, the results of their operations and the changes in their net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.




February 14, 2000

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 1999

										       Divisions Investing In
								 -------------------------------------------------------------------
										     Intermediate      Long-Term
								       Money          Government       Corporate         Capital
								      Reserve            Bond             Bond            Stock
(In thousands, except unit values)                                   Portfolio        Portfolio        Portfolio        Portfolio
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Note 1):
  Money Reserve Portfolio,  98,588 shares
   (Cost $98,588)                                                $        98,588  $             0  $             0  $             0

  Intermediate Government Bond Portfolio, 2,321 shares
   (Cost $25,547)                                                              0           24,255                0                0

  Long-Term Corporate Bond Portfolio, 2,194 shares
   (Cost $25,388)                                                              0                0           23,758                0

  Capital Stock Portfolio, 1,896 shares
   (Cost $45,543)                                                              0                0                0           55,789
								 ---------------- ---------------- ---------------- ----------------
   Total Assets                                                           98,588           24,255           23,758           55,789

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                       11,568                6                6                9
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $        87,020  $        24,249  $        23,752  $        55,780
								 ================ ================ ================ ================
 Units Outstanding (Note 5)                                                2,781              521              447              508
								 ================ ================ ================ ================
 Unit Value                                                      $         31.29  $         46.52  $         53.11  $        109.89
								 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

										       Divisions Investing In
								 -------------------------------------------------------------------

								       Growth          Multiple           High           Natural
								       Stock           Strategy          Yield          Resources
(In thousands, except unit values)                                   Portfolio        Portfolio        Portfolio        Portfolio
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Note 1):
  Growth Stock Portfolio, 2,286 shares
   (Cost $68,357)                                                $        86,946  $             0  $             0  $             0

  Multiple Strategy Portfolio, 2,036 shares
   (Cost $33,935)                                                              0           37,033                0                0

  High Yield Portfolio, 3,618 shares
   (Cost $31,658)                                                              0                0           26,956                0

  Natural Resources Portfolio, 240 shares
   (Cost $1,702)                                                               0                0                0            1,796
								 ---------------- ---------------- ---------------- ----------------
   Total Assets                                                           86,946           37,033           26,956            1,796

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                          (82)               9                7                0
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $        87,028  $        37,024  $        26,949  $         1,796
								 ================ ================ ================ ================
 Units Outstanding (Note 5)                                                  792              700              873              181
								 ================ ================ ================ ================
 Unit Value                                                      $        109.87  $         52.87  $         30.87  $          9.92
								 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

										       Divisions Investing In
								 -------------------------------------------------------------------
													 Global       International
								      Global                            Utility           Equity
								      Strategy        Balanced           Focus            Focus
(In thousands, except unit values)                                   Portfolio        Portfolio          Fund             Fund
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Note 1):
  Global Strategy Portfolio, 2,954 shares
    (Cost $46,521)                                               $        50,636  $             0  $             0  $             0

  Balanced Portfolio, 1,225 shares
    (Cost $17,909)                                                             0           18,082                0                0

 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Note 1):
   Global Utility Focus Fund, 229 shares
    (Cost $3,646)                                                              0                0            3,866                0

   International Equity Focus Fund, 869 shares
    (Cost $9,296)                                                              0                0                0           12,158
								 ---------------- ---------------- ---------------- ----------------
   Total Assets                                                           50,636           18,082            3,866           12,158

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                           10                5              (24)               2
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $        50,626  $        18,077  $         3,890  $        12,156
								 ================ ================ ================ ================
 Units Outstanding (Note 5)                                                1,539              570              172              817
								 ================ ================ ================ ================
 Unit Value                                                      $         32.90  $         31.71  $         22.60  $         14.87
								 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

										       Divisions Investing In
								 -------------------------------------------------------------------
								      Global            Basic          Developing        Special
								       Bond             Value       Capital Markets       Value
								       Focus            Focus            Focus            Focus
(In thousands, except unit values)                                     Fund             Fund             Fund             Fund
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Note 1):
   Global Bond Focus Fund, 123 shares
    (Cost $1,131)                                                $         1,054  $             0  $             0  $             0

  Basic Value Focus Fund, 5,179 shares
    (Cost $72,347)                                                             0           70,436                0                0

  Developing Capital Markets Focus Fund, 506 shares
    (Cost $4,526)                                                              0                0            5,229                0

  Special Value Focus Fund, 218 shares
    (Cost $4,353)                                                              0                0                0            5,095
								 ---------------- ---------------- ---------------- ----------------
   Total Assets                                                            1,054           70,436            5,229            5,095

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                            0               32              (99)               2
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $         1,054  $        70,404  $         5,328  $         5,093
								 ================ ================ ================ ================
 Units Outstanding (Note 5)                                                   84            2,920              493              249
								 ================ ================ ================ ================
 Unit Value                                                      $         12.55  $         24.11  $         10.80  $         20.43
								 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

										       Divisions Investing In
								 -------------------------------------------------------------------
												        Global
								       Index           Capital          Growth       International
									500             Focus           Focus             VIP
(In thousands, except unit values)                                     Fund             Fund            Fund           Portfolio
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Note 1):
   Index 500 Fund, 1,709 shares
    (Cost $27,295)                                               $        32,016  $             0  $             0  $             0

   Capital Focus Fund, 25 shares
    (Cost $260)                                                                0              255                0                0

   Global Growth Focus Fund, 52 shares
    (Cost $672)                                                                0                0              772                0

 Investments in Hotchkis & Wiley Variable Trust (Note 1):
  International VIP Portfolio, 189 shares
    (Cost $2,076)                                                              0                0                0            2,178
								 ---------------- ---------------- ---------------- ----------------
   Total Assets                                                           32,016              255              772            2,178

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                          (76)               0                3              (23)
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $        32,092  $           255  $           769  $         2,201
								 ================ ================ ================ ================
 Units Outstanding (Note 5)                                                1,583               25               52              192
								 ================ ================ ================ ================
 Unit Value                                                      $         20.27  $         10.38  $         14.79  $         11.47
								 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

										       Divisions Investing In
								 -------------------------------------------------------------------
								      Mercury                                              MFS
								     V.I. U.S.                          Premier          Emerging
								     Large Cap          Quasar           Growth           Growth
(In thousands, except unit values)                                      Fund          Portfolio        Portfolio          Series
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Mercury Asset Management
  V. I. Funds, Inc. (Note 1):
   Mercury V. I. U. S. Large Cap Fund, 116 shares
    (Cost $1,265)                                                $         1,396  $             0  $             0  $             0

 Investments in Alliance Variable Products
  Series Fund, Inc (Note 1):
   Quasar Portfolio, 39 shares
    (Cost $459)                                                                0              512                0                0

   Premier Growth Portfolio, 1,429 shares
    (Cost $43,793)                                                             0                0           57,801                0

 Investments in MFS Variable Insurance Trust (Note 1):
   MFS Emerging Growth Series, 817 shares
    (Cost $18,399)                                                             0                0                0           31,015
								 ---------------- ---------------- ---------------- ----------------
   Total Assets                                                            1,396              512           57,801           31,015

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                          (41)               0               76             (192)
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $         1,437  $           512  $        57,725  $        31,207
								 ================ ================ ================ ================
 Units Outstanding (Note 5)                                                  119               50            2,263            1,128
								 ================ ================ ================ ================
 Unit Value                                                      $         12.04  $         10.26  $         25.51  $         27.67
								 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

										       Divisions Investing In
								 -------------------------------------------------------------------
													  AIM
									MFS              AIM          V.I. Capital
								      Research        V.I. Value      Appreciation        2000
(In thousands, except unit values)                                     Series            Fund             Fund            Trust
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in MFS Variable Insurance Trust (Note 1):
  MFS Research Series, 726 shares
   (Cost $13,050)                                                $        16,941  $             0  $             0  $             0

 Investments in AIM Variable Insurance Funds, Inc. (Note 1):
  AIM V.I. Value Fund, 1,020 shares
   (Cost $26,541)                                                              0           34,168                0                0

  AIM V.I. Capital Appreciation Fund, 279 shares
   (Cost $7,534)                                                               0                0            9,927                0

 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2000 Trust, 660 trust units
   (Cost $525)                                                                 0                0                0              658
								 ---------------- ---------------- ---------------- ----------------
   Total Assets                                                           16,941           34,168            9,927              658

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                            3              352             (335)               0
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $        16,938  $        33,816  $        10,262  $           658
								 ================ ================ ================ ================
 Units Outstanding (Note 5)                                                  938            1,592              537               31
								 ================ ================ ================ ================
 Unit Value                                                      $         18.06  $         21.24  $         19.11  $         21.23
								 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

										       Divisions Investing In
								 -------------------------------------------------------------------


								       2001             2002             2003             2004
(In thousands, except unit values)                                     Trust            Trust            Trust            Trust
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2001 Trust, 341 trust units
    (Cost $275)                                                  $           321  $             0  $             0  $             0

   2002 Trust, 758 trust units
    (Cost $557)                                                                0              667                0                0

   2003 Trust, 366 trust units
    (Cost $253)                                                                0                0              292                0

   2004 Trust, 1,375 trust units
    (Cost $888)                                                                0                0                0            1,058
								 ---------------- ---------------- ---------------- ----------------
    Total Assets                                                             321              667              292            1,058

Liabilities
 Due to (from) Merill Lynch Life Insurance Company                             0                0                0                0
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $           321  $           667  $           292  $         1,058
								 ================ ================ ================ ================
 Units Outstanding (Note 5)                                                    7               39                4               73
								 ================ ================ ================ ================
 Unit Value                                                      $         46.93  $         17.20  $         73.71  $         14.44
								 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

										       Divisions Investing In
								 -------------------------------------------------------------------


								       2005             2006             2007             2008
(In thousands, except unit values)                                     Trust            Trust            Trust            Trust
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2005 Trust, 1026 trust units
    (Cost $614)                                                  $           745  $             0  $             0  $             0

   2006 Trust, 460 trust units
    (Cost $292)                                                                0              318                0                0

   2007 Trust, 351 trust units
    (Cost $217)                                                                0                0              226                0

   2008 Trust, 918 trust units
    (Cost $472)                                                                0                0                0              540
								 ---------------- ---------------- ---------------- ----------------
    Total Assets                                                             745              318              226              540

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                            0                0                0                0
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $           745  $           318  $           226  $           540
								 ================ ================ ================ ================
 Units Outstanding (Note 5)                                                   14               10                7               18
								 ================ ================ ================ ================
 Unit Value                                                      $         54.75  $         30.47  $         32.46  $         30.34
								 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

										       Divisions Investing In
								 -------------------------------------------------------------------


								       2009             2010             2011             2013
(In thousands, except unit values)                                     Trust            Trust            Trust            Trust
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2009 Trust, 162 trust units
    (Cost $88)                                                   $            89  $             0  $             0  $             0

   2010 Trust, 890 trust units
    (Cost $460)                                                                0              453                0                0

   2011 Trust, 352 trust units
    (Cost $140)                                                                0                0              169                0

   2013 Trust, 782 trust units
    (Cost $320)                                                                0                0                0              325
								 ---------------- ---------------- ---------------- ----------------
    Total Assets                                                              89              453              169              325

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                            0                0                0                0
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $            89  $           453  $           169  $           325
								 ================ ================ ================ ================
 Units Outstanding (Note 5)                                                    3               17                8               20
								 ================ ================ ================ ================
 Unit Value                                                      $         27.16  $         26.11  $         21.75  $         16.07
								 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 1999 (continued)

								       Divisions Investing In
								 ----------------------------------


								       2014             2019
(In thousands, except unit values)                                     Trust            Trust
								 ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2014 Trust, 9,943 trust units
    (Cost $3,520)                                                $         3,808  $             0

   2019 Trust, 729 trust units
    (Cost $210)                                                                0              202
								 ---------------- ----------------
    Total Assets                                                           3,808              202

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                            1                0
								 ---------------- ----------------
Net Assets                                                       $         3,807  $           202
								 ================ ================
 Units Outstanding (Note 5)                                                  241               23
								 ================ ================
 Unit Value                                                      $         15.79  $          8.78
								 ================ ================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999

										Divisions Investing In
						-----------------------------------------------------------------------------------
									  Intermediate          Long-Term
							Money              Government           Corporate             Capital
						       Reserve                Bond                 Bond                Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             4,416  $             1,619  $             1,694  $             9,292
 Mortality and Expense Charges (Note 3)                        (748)                (220)                (217)                (434)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                3,668                1,399                1,477                8,858
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                   19                   76                1,509
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0               (1,928)              (2,338)               2,899
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0               (1,909)              (2,262)               4,408
						-------------------- -------------------- -------------------- --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    3,668                 (510)                (785)              13,266
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                  77,909                  495                1,286                2,813
 Policy Loading, Net (Note 3)                                 3,924                 (131)                (116)                (176)
 Contract Owner Deaths                                       (1,164)                 (57)                (282)                (735)
 Contract Owner Terminations                                 (2,691)                (292)                (290)                (975)
 Policy Loans, Net                                             (635)                 (45)                 (37)              (1,062)
 Cost of Insurance                                           (1,672)                (340)                (364)                (656)
 Policy Loan Processing Charges                                 126                  (14)                 (13)                 (26)
 Transfers Among Investment Divisions                       (68,863)               3,198                1,687               (4,221)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       6,934                2,814                1,871               (5,038)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      10,602                2,304                1,086                8,228
Net Assets Beginning of Period                               76,418               21,945               22,666               47,552
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            87,020  $            24,249  $            23,752  $            55,780
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------

						       Growth               Multiple               High               Natural
							Stock               Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            20,509  $             6,006  $             3,095  $                57
 Mortality and Expense Charges (Note 3)                        (642)                (300)                (248)                 (15)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               19,867                5,706                2,847                   42
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                         3,341                  385                 (885)                (100)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                652                  (98)                (734)                 409
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               3,993                  287               (1,619)                 309
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   23,860                5,993                1,228                  351
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   4,627                1,541                1,764                   86
 Policy Loading, Net (Note 3)                                  (229)                (154)                (113)                  (8)
 Contract Owner Deaths                                       (1,097)                (197)                (341)                 (23)
 Contract Owner Terminations                                 (1,839)              (1,334)                (757)                 (51)
 Policy Loans, Net                                           (1,121)                (243)                (278)                  (9)
 Cost of Insurance                                           (1,080)                (506)                (441)                 (28)
 Policy Loan Processing Charges                                 (42)                 (15)                 (17)                  (1)
 Transfers Among Investment Divisions                           712                   78               (2,399)                 (17)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         (69)                (830)              (2,582)                 (51)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      23,791                5,163               (1,354)                 300
Net Assets Beginning of Period                               63,237               31,861               28,303                1,496
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            87,028  $            37,024  $            26,949  $             1,796
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
												  Global           International
						       Global                                    Utility               Equity
						      Strategy             Balanced               Focus                Focus
(In thousands)                                        Portfolio            Portfolio              Fund                 Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             5,762  $             2,777  $               474  $               532
 Mortality and Expense Charges (Note 3)                        (404)                (157)                 (33)                 (96)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                5,358                2,620                  441                  436
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           388                  290                  180                 (218)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              2,763               (1,617)                (209)               3,195
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               3,151               (1,327)                 (29)               2,977
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    8,509                1,293                  412                3,413
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   3,386                  711                  192                  446
 Policy Loading, Net (Note 3)                                  (124)                 (86)                 (17)                 (47)
 Contract Owner Deaths                                         (523)                (133)                   0                 (109)
 Contract Owner Terminations                                   (908)                (514)                (130)                (272)
 Policy Loans, Net                                             (234)                (426)                 (16)                 (66)
 Cost of Insurance                                             (746)                (283)                 (53)                (178)
 Policy Loan Processing Charges                                 (24)                  (7)                  (2)                  (4)
 Transfers Among Investment Divisions                        (2,689)               1,954                  391               (1,579)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (1,862)               1,216                  365               (1,809)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       6,647                2,509                  777                1,604
Net Assets Beginning of Period                               43,979               15,568                3,113               10,552
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            50,626  $            18,077  $             3,890  $            12,156
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
							Global               Basic              Developing            Special
							Bond                 Value               Capital               Value
							Focus                Focus            Markets Focus            Focus
(In thousands)                                          Fund                 Fund                 Fund                 Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                70  $            14,764  $               113  $               550
 Mortality and Expense Charges (Note 3)                         (11)                (578)                 (35)                 (38)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   59               14,186                   78                  512
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           (38)                 379                 (617)                (715)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (132)              (3,865)               2,531                1,400
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (170)              (3,486)               1,914                  685
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (111)              10,700                1,992                1,197
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      76                4,204                  452                  316
 Policy Loading, Net (Note 3)                                    (8)                (275)                 (17)                 (40)
 Contract Owner Deaths                                            0                 (872)                 (66)                   0
 Contract Owner Terminations                                    (35)              (1,947)                (285)                (719)
 Policy Loans, Net                                                0                 (555)                 (87)                 (25)
 Cost of Insurance                                              (22)              (1,044)                 (65)                 (57)
 Policy Loan Processing Charges                                  (1)                 (37)                  (3)                  (1)
 Transfers Among Investment Divisions                          (248)               6,369                 (101)                 602
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (238)               5,843                 (172)                  76
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (349)              16,543                1,820                1,273
Net Assets Beginning of Period                                1,403               53,861                3,508                3,820
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             1,054  $            70,404  $             5,328  $             5,093
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
											          Global
							Index               Capital               Growth           International
							 500                 Focus                Focus                 VIP
(In thousands)                                          Fund                 Fund                 Fund              Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               940  $                 6  $                10  $                10
 Mortality and Expense Charges (Note 3)                        (226)                  (1)                  (1)                  (4)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  714                    5                    9                    6
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,015                    1                   14                   12
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              2,882                   (5)                  99                  101
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               3,897                   (4)                 113                  113
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    4,611                    1                  122                  119
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   1,415                    8                    8                   36
 Policy Loading, Net (Note 3)                                  (179)                  (1)                   0                    3
 Contract Owner Deaths                                         (236)                   0                    0                    0
 Contract Owner Terminations                                 (1,393)                  (1)                   1                   (1)
 Policy Loans, Net                                                3                  (18)                  (1)                   0
 Cost of Insurance                                             (420)                  (2)                  (2)                  (9)
 Policy Loan Processing Charges                                 (11)                   0                    0                   (1)
 Transfers Among Investment Divisions                        14,043                  268                  641                2,054
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      13,222                  254                  647                2,082
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      17,833                  255                  769                2,201
Net Assets Beginning of Period                               14,259                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            32,092  $               255  $               769  $             2,201
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
						       Mercury                                                          MFS
						      V.I. U.S.                                  Premier              Emerging
						      Large Cap              Quasar               Growth               Growth
(In thousands)                                          Fund               Portfolio            Portfolio              Series
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 7  $                 0  $               531  $                 0
 Mortality and Expense Charges (Note 3)                          (3)                  (1)                (365)                (149)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    4                   (1)                 166                 (149)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            17                    0                2,951                1,617
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                130                   53                8,737               10,816
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 147                   53               11,688               12,433
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      151                   52               11,854               12,284
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      24                   12                2,952                1,290
 Policy Loading, Net (Note 3)                                    (1)                   0                 (136)                 (20)
 Contract Owner Deaths                                            0                    0                 (169)                 (43)
 Contract Owner Terminations                                      0                    0                 (641)                (219)
 Policy Loans, Net                                                0                    0                 (135)                 (13)
 Cost of Insurance                                               (5)                  (1)                (640)                (262)
 Policy Loan Processing Charges                                  (1)                   0                  (21)                  (8)
 Transfers Among Investment Divisions                         1,269                  449               19,919                7,808
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,286                  460               21,129                8,533
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       1,437                  512               32,983               20,817
Net Assets Beginning of Period                                    0                    0               24,742               10,390
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             1,437  $               512  $            57,725  $            31,207
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
												   AIM
							 MFS                  AIM              V.I. Capital
						       Research            V.I. Value          Appreciation            1999
(In thousands)                                          Series                Fund                 Fund                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               153  $               556  $               211  $                 0
 Mortality and Expense Charges (Note 3)                        (116)                (210)                 (55)                  (1)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   37                  346                  156                   (1)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           283                  251                  624                  255
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              2,729                5,748                2,023                 (249)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               3,012                5,999                2,647                    6
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    3,049                6,345                2,803                    5
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     922                1,283                  410                    0
 Policy Loading, Net (Note 3)                                   (60)                 (97)                 (23)                  (3)
 Contract Owner Deaths                                            0                 (127)                 (91)                   0
 Contract Owner Terminations                                   (436)                (450)                 (34)                   0
 Policy Loans, Net                                              (66)                  (1)                  (4)                   0
 Cost of Insurance                                             (232)                (368)                 (92)                  (1)
 Policy Loan Processing Charges                                  (7)                 (13)                  (3)                   0
 Transfers Among Investment Divisions                         4,112               13,379                3,141               (1,178)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       4,233               13,606                3,304               (1,182)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       7,282               19,951                6,107               (1,177)
Net Assets Beginning of Period                                9,656               13,865                4,155                1,177
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            16,938  $            33,816  $            10,262  $                 0
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------


							2000                 2001                 2002                 2003
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (7)                  (3)                  (7)                  (3)
 Transaction Charges (Note 3)                                    (3)                  (1)                  (2)                  (1)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (10)                  (4)                  (9)                  (4)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            90                    8                   44                    5
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (55)                   2                  (37)                 (10)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  35                   10                    7                   (5)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       25                    6                   (2)                  (9)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       3                    1                    0                    6
 Policy Loading, Net (Note 3)                                   (16)                  (4)                  (6)                  (2)
 Contract Owner Deaths                                         (131)                   0                    0                    0
 Contract Owner Terminations                                    (65)                   0                  (62)                   0
 Policy Loans, Net                                              (13)                   0                    3                    0
 Cost of Insurance                                              (11)                  (4)                  (9)                  (4)
 Policy Loan Processing Charges                                   0                   (1)                   0                   (1)
 Transfers Among Investment Divisions                           (60)                   2                   (8)                  (1)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (293)                  (6)                 (82)                  (2)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (268)                   0                  (84)                 (11)
Net Assets Beginning of Period                                  926                  321                  751                  303
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $               658  $               321  $               667  $               292
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------


							2004                 2005                 2006                 2007
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (10)                  (7)                  (3)                  (2)
 Transaction Charges (Note 3)                                    (4)                  (3)                  (1)                  (1)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (14)                 (10)                  (4)                  (3)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            72                   18                   37                   24
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (102)                 (51)                 (59)                 (41)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 (30)                 (33)                 (22)                 (17)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      (44)                 (43)                 (26)                 (20)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      11                   28                   40                    0
 Policy Loading, Net (Note 3)                                   (11)                  (3)                   0                   (2)
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                    (65)                   0                    0                    0
 Policy Loans, Net                                               (2)                   0                    0                    0
 Cost of Insurance                                              (12)                 (10)                  (2)                  (3)
 Policy Loan Processing Charges                                  (1)                   0                    0                    0
 Transfers Among Investment Divisions                           (66)                 (33)                (115)                   0
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (146)                 (18)                 (77)                  (5)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (190)                 (61)                (103)                 (25)
Net Assets Beginning of Period                                1,248                  806                  421                  251
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             1,058  $               745  $               318  $               226
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------


							2008                 2009                 2010                 2011
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (5)                  (1)                  (6)                  (2)
 Transaction Charges (Note 3)                                    (2)                   0                   (2)                  (1)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   (7)                  (1)                  (8)                  (3)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            10                   17                  (60)                  22
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (60)                 (27)                 (13)                 (44)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 (50)                 (10)                 (73)                 (22)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      (57)                 (11)                 (81)                 (25)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      48                   17                    2                    4
 Policy Loading, Net (Note 3)                                    (2)                   0                   (5)                   0
 Contract Owner Deaths                                            0                    0                 (158)                   0
 Contract Owner Terminations                                      0                    0                    0                    0
 Policy Loans, Net                                               (5)                   0                    0                    0
 Cost of Insurance                                               (6)                  (2)                  (6)                  (3)
 Policy Loan Processing Charges                                  (1)                   0                    0                    0
 Transfers Among Investment Divisions                           (10)                 (14)                 (63)                 (42)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          24                    1                 (230)                 (41)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         (33)                 (10)                (311)                 (66)
Net Assets Beginning of Period                                  573                   99                  764                  235
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $               540  $                89  $               453  $               169
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

								    Divisions Investing In
						--------------------------------------------------------------


							2013                 2014                 2019
(In thousands)                                          Trust                Trust                Trust
						-------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (3)                 (40)                  (1)
 Transaction Charges (Note 3)                                    (1)                 (15)                   0
						-------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   (4)                 (55)                  (1)
						-------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            27                  319                    0
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (72)                (972)                  (9)
						-------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 (45)                (653)                  (9)
						-------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      (49)                (708)                 (10)
						-------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      53                  156                    2
 Policy Loading, Net (Note 3)                                     2                  (25)                   0
 Contract Owner Deaths                                            0                    0                    0
 Contract Owner Terminations                                      0                    0                    0
 Policy Loans, Net                                                0                  (10)                   0
 Cost of Insurance                                               (3)                 (71)                  (1)
 Policy Loan Processing Charges                                   0                   (2)                   0
 Transfers Among Investment Divisions                           (37)                (543)                 211
						-------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          15                 (495)                 212
						-------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         (34)              (1,203)                 202
Net Assets Beginning of Period                                  359                5,010                    0
						-------------------- -------------------- --------------------
Net Assets End of Period                        $               325  $             3,807  $               202
						==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

										Divisions Investing In
						-----------------------------------------------------------------------------------
									  Intermediate          Long-Term
							Money              Government           Corporate             Capital
						       Reserve                Bond                 Bond                Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             3,785  $             1,187  $             1,163  $             4,910
 Mortality and Expense Charges (Note 3)                        (572)                (170)                (166)                (385)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                3,213                1,017                  997                4,525
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                   89                    3                  622
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                  308                  314                  798
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0                  397                  317                1,420
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    3,213                1,414                1,314                5,945
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                  90,763                  502                  767                2,845
 Policy Loading, Net (Note 3)                                 5,762                  (95)                 (85)                 (94)
 Contract Owner Deaths                                         (659)                 (42)                 (44)                (230)
 Contract Owner Terminations                                   (895)                (125)                (150)                (686)
 Policy Loans, Net                                             (792)                (202)                (141)                (536)
 Cost of Insurance                                           (1,267)                (239)                (257)                (621)
 Policy Loan Processing Charges                                 (22)                  (2)                  (4)                 (11)
 Transfers Among Investment Divisions                       (70,544)               4,024                6,192                2,396
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      22,346                3,821                6,278                3,063
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      25,559                5,235                7,592                9,008
Net Assets Beginning of Period                               50,859               16,710               15,074               38,544
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            76,418  $            21,945  $            22,666  $            47,552
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------

						       Growth              Multiple               High               Natural
							Stock              Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio           Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             8,255  $             3,778  $             2,783  $                50
 Mortality and Expense Charges (Note 3)                        (469)                (273)                (261)                 (16)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                7,786                3,505                2,522                   34
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,652                  (13)                (240)                (178)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              7,268                 (653)              (4,270)                 (86)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               8,920                 (666)              (4,510)                (264)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   16,706                2,839               (1,988)                (230)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   3,843                1,632                1,690                   70
 Policy Loading, Net (Note 3)                                  (114)                (116)                (100)                  (8)
 Contract Owner Deaths                                         (248)                (170)                (329)                 (15)
 Contract Owner Terminations                                   (454)                (600)                (322)                 (37)
 Policy Loans, Net                                             (392)                (164)                (209)                  (5)
 Cost of Insurance                                             (798)                (456)                (432)                 (25)
 Policy Loan Processing Charges                                 (17)                  (5)                  (7)                   0
 Transfers Among Investment Divisions                         2,089                1,166                5,434                 (482)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       3,909                1,287                5,725                 (502)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      20,615                4,126                3,737                 (732)
Net Assets Beginning of Period                               42,622               27,735               24,566                2,228
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            63,237  $            31,861  $            28,303  $             1,496
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
												  Global           International
						       Global                                    Utility               Equity
						      Strategy            Balanced                Focus                Focus
(In thousands)                                        Portfolio           Portfolio               Fund                 Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             6,432  $             1,194  $               154  $               878
 Mortality and Expense Charges (Note 3)                        (383)                (128)                 (22)                (100)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                6,049                1,066                  132                  778
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            38                   85                  341                 (478)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (2,688)                 498                   53                  304
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (2,650)                 583                  394                 (174)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    3,399                1,649                  526                  604
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   3,453                  664                  112                  945
 Policy Loading, Net (Note 3)                                  (116)                 (70)                  (9)                 (16)
 Contract Owner Deaths                                         (312)                (103)                (182)                  (4)
 Contract Owner Terminations                                   (796)                (146)                   9                  (80)
 Policy Loans, Net                                             (233)                 (53)                 (23)                 (39)
 Cost of Insurance                                             (700)                (218)                 (35)                (179)
 Policy Loan Processing Charges                                 (11)                  (3)                  (1)                  (2)
 Transfers Among Investment Divisions                             7                1,689                  781               (1,057)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,292                1,760                  652                 (432)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       4,691                3,409                1,178                  172
Net Assets Beginning of Period                               39,288               12,159                1,935               10,380
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            43,979  $            15,568  $             3,113  $            10,552
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
							Global               Basic              Developing            Special
							Bond                 Value               Capital               Value
							Focus                Focus            Markets Focus            Focus
(In thousands)                                          Fund                 Fund                 Fund                 Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                69  $             6,396  $                72  $               826
 Mortality and Expense Charges (Note 3)                         (11)                (452)                 (42)                 (36)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   58                5,944                   30                  790
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             1                  809                 (355)                (261)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 73               (3,349)              (1,268)                (835)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  74               (2,540)              (1,623)              (1,096)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      132                3,404               (1,593)                (306)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     100                3,321                  481                  192
 Policy Loading, Net (Note 3)                                    (1)                (150)                  (4)                 (10)
 Contract Owner Deaths                                            0                 (322)                   0                 (174)
 Contract Owner Terminations                                     (4)                (239)                (125)                   9
 Policy Loans, Net                                               (2)                (804)                 (70)                  (6)
 Cost of Insurance                                              (19)                (798)                 (70)                 (51)
 Policy Loan Processing Charges                                   0                   (9)                  (1)                   0
 Transfers Among Investment Divisions                           191                8,621                 (766)                 615
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         265                9,620                 (555)                 575
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         397               13,024               (2,148)                 269
Net Assets Beginning of Period                                1,006               40,837                5,656                3,551
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             1,403  $            53,861  $             3,508  $             3,820
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
												   MFS
							Index               Premier              Emerging               MFS
							 500                 Growth               Growth              Research
(In thousands)                                          Fund               Portfolio              Series               Series
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               271  $                13  $                48  $               129
 Mortality and Expense Charges (Note 3)                         (85)                (128)                 (60)                 (60)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  186                 (115)                 (12)                  69
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           237                  716                  239                   96
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,545                5,075                1,736                1,095
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               1,782                5,791                1,975                1,191
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,968                5,676                1,963                1,260
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     400                1,075                  673                  474
 Policy Loading, Net (Note 3)                                   (41)                 (30)                   6                  (14)
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                   (292)                (116)                 (85)                 (36)
 Policy Loans, Net                                              (14)                 (74)                (111)                (120)
 Cost of Insurance                                             (133)                (228)                (143)                (113)
 Policy Loan Processing Charges                                  (2)                  (3)                  (1)                  (2)
 Transfers Among Investment Divisions                         7,922               12,407                4,788                4,795
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       7,840               13,031                5,127                4,984
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       9,808               18,707                7,090                6,244
Net Assets Beginning of Period                                4,451                6,035                3,300                3,412
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            14,259  $            24,742  $            10,390  $             9,656
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
									      AIM
							 AIM              V.I. Capital
						      V.I. Value          Appreciation            1998                 1999
(In thousands)                                           Fund                 Fund                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               634  $               111  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (76)                 (25)                  (1)                 (11)
 Transaction Charges (Note 3)                                     0                    0                    0                   (4)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  558                   86                   (1)                 (15)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           103                   29                  176                   32
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,953                  420                 (170)                  38
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               2,056                  449                    6                   70
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    2,614                  535                    5                   55
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     470                  223                    0                    6
 Policy Loading, Net (Note 3)                                   (26)                   1                   (3)                  (9)
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                    (19)                  (4)                   0                  (46)
 Policy Loans, Net                                              (56)                  (6)                   0                    0
 Cost of Insurance                                             (132)                 (46)                  (1)                 (14)
 Policy Loan Processing Charges                                  (2)                  (1)                   0                   (1)
 Transfers Among Investment Divisions                         7,513                2,105               (1,010)                 (36)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       7,748                2,272               (1,014)                (100)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      10,362                2,807               (1,009)                 (45)
Net Assets Beginning of Period                                3,503                1,348                1,009                1,222
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            13,865  $             4,155  $                 0  $             1,177
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------


							2000                 2001                 2002                 2003
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (8)                  (3)                  (7)                  (3)
 Transaction Charges (Note 3)                                    (3)                  (1)                  (2)                  (1)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (11)                  (4)                  (9)                  (4)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            31                    3                    8                   37
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 32                   21                   58                    3
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  63                   24                   66                   40
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       52                   20                   57                   36
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      10                    2                    0                    6
 Policy Loading, Net (Note 3)                                    (8)                  (2)                  (4)                 (12)
 Contract Owner Deaths                                          (41)                   0                    0                  (94)
 Contract Owner Terminations                                    (16)                   0                    0                   (1)
 Policy Loans, Net                                               (8)                  (9)                  (3)                  (3)
 Cost of Insurance                                              (11)                  (4)                  (8)                  (5)
 Policy Loan Processing Charges                                   0                    0                    0                   (1)
 Transfers Among Investment Divisions                            12                   16                   (2)                  26
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         (62)                   3                  (17)                 (84)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         (10)                  23                   40                  (48)
Net Assets Beginning of Period                                  936                  298                  711                  351
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $               926  $               321  $               751  $               303
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------


							2004                 2005                 2006                 2007
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (11)                  (7)                  (3)                  (2)
 Transaction Charges (Note 3)                                    (4)                  (3)                  (1)                  (1)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (15)                 (10)                  (4)                  (3)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            83                   27                    7                    4
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 54                   64                   35                   24
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 137                   91                   42                   28
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      122                   81                   38                   25
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      15                   16                   39                   20
 Policy Loading, Net (Note 3)                                    (9)                  (5)                   0                    0
 Contract Owner Deaths                                            0                  (44)                   0                    0
 Contract Owner Terminations                                    (97)                   0                    0                    0
 Policy Loans, Net                                              (10)                   0                    0                    0
 Cost of Insurance                                              (13)                  (9)                  (2)                  (2)
 Policy Loan Processing Charges                                  (1)                   0                    0                    0
 Transfers Among Investment Divisions                           (12)                   4                   49                   27
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (127)                 (38)                  86                   45
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                          (5)                  43                  124                   70
Net Assets Beginning of Period                                1,253                  763                  297                  181
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             1,248  $               806  $               421  $               251
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------


							2008                 2009                 2010                 2011
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- ------------------   -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $               0    $               0    $               0
 Mortality and Expense Charges (Note 3)                          (4)                (1)                  (6)                  (2)
 Transaction Charges (Note 3)                                    (2)                 0                   (2)                  (1)
						-------------------- ------------------   ------------------   ------------------
  Net Investment Income (Loss)                                   (6)                (1)                  (8)                  (3)
						-------------------- ------------------   ------------------   ------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             4                  7                  108                    2
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 68                  6                   (5)                  25
						-------------------- ------------------   ------------------   ------------------
 Net Gain (Loss) on Investments                                  72                 13                  103                   27
						-------------------- ------------------   ------------------   ------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       66                 12                   95                   24
						-------------------- ------------------   ------------------   ------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      46                 15                    6                    3
 Policy Loading, Net (Note 3)                                     0                  0                    1                   (1)
 Contract Owner Deaths                                            0                  0                    0                    0
 Contract Owner Terminations                                      0                  0                    0                    0
 Policy Loans, Net                                                0                  0                    1                    0
 Cost of Insurance                                               (5)                (2)                  (7)                  (2)
 Policy Loan Processing Charges                                   0                  0                    0                    0
 Transfers Among Investment Divisions                            47                 (7)                 126                   42
						-------------------- ------------------   ------------------   ------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          88                  6                  127                   42
						-------------------- ------------------   ------------------   ------------------

Total Increase (Decrease) in Net Assets                         154                 18                  222                   66
Net Assets Beginning of Period                                  419                 81                  542                  169
						-------------------- ------------------   ------------------   ------------------
Net Assets End of Period                        $               573  $              99  $               764  $               235
						==================== ================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

							  Divisions Investing In
						---------------------------------------


							2013                 2014
(In thousands)                                          Trust                Trust
						-------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (2)                 (41)
 Transaction Charges (Note 3)                                    (1)                 (16)
						-------------------- --------------------
  Net Investment Income (Loss)                                   (3)                 (57)
						-------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             2                  188
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 35                  444
						-------------------- --------------------
 Net Gain (Loss) on Investments                                  37                  632
						-------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       34                  575
						-------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      58                  159
 Policy Loading, Net (Note 3)                                     8                   (8)
 Contract Owner Deaths                                            0                    0
 Contract Owner Terminations                                      0                  (43)
 Policy Loans, Net                                                0                  (96)
 Cost of Insurance                                               (2)                 (61)
 Policy Loan Processing Charges                                   0                   (1)
 Transfers Among Investment Divisions                            58                  774
						-------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         122                  724
						-------------------- --------------------

Total Increase (Decrease) in Net Assets                         156                1,299
Net Assets Beginning of Period                                  203                3,711
						-------------------- --------------------
Net Assets End of Period                        $               359  $             5,010
						==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

										Divisions Investing In
						-----------------------------------------------------------------------------------
									  Intermediate          Long-Term
							Money              Government           Corporate             Capital
						       Reserve                Bond                 Bond                Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             3,061  $             1,024  $               854  $             1,534
 Mortality and Expense Charges (Note 3)                        (432)                (139)                (116)                (305)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                2,629                  885                  738                1,229
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                   29                 (130)                 178
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                  203                  400                4,630
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0                  232                  270                4,808
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    2,629                1,117                1,008                6,037
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                  80,752                  309                  619                2,655
 Policy Loading, Net (Note 3)                                 5,432                  (94)                 (67)                  23
 Contract Owner Deaths                                         (212)                 (34)                 (49)                 (92)
 Contract Owner Terminations                                   (528)                (199)                (258)                (485)
 Policy Loans, Net                                             (662)                 (20)                 (85)                (235)
 Cost of Insurance                                             (961)                (187)                (177)                (487)
 Policy Loan Processing Charges                                 (14)                  (2)                  (2)                  (7)
 Transfers Among Investment Divisions                       (79,759)                 987                3,328                5,273
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       4,048                  760                3,309                6,645
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       6,677                1,877                4,317               12,682
Net Assets Beginning of Period                               44,182               14,833               10,757               25,862
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            50,859  $            16,710  $            15,074  $            38,544
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------

						       Growth              Multiple               High               Natural
							Stock              Strategy               Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             2,954  $             1,431  $             1,816  $                17
 Mortality and Expense Charges (Note 3)                        (317)                (223)                (175)                 (22)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                2,637                1,208                1,641                   (5)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           519                  (43)                  66                  111
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              6,065                2,796                   (5)                (413)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               6,584                2,753                   61                 (302)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    9,221                3,961                1,702                 (307)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   3,002                1,618                1,134                  171
 Policy Loading, Net (Note 3)                                    24                 (120)                 (58)                 (10)
 Contract Owner Deaths                                         (112)                (133)                 (97)                   0
 Contract Owner Terminations                                   (324)                (391)                (205)                 (45)
 Policy Loans, Net                                             (486)                 (85)                (114)                   0
 Cost of Insurance                                             (543)                (360)                (275)                 (33)
 Policy Loan Processing Charges                                  (9)                  (5)                  (6)                   0
 Transfers Among Investment Divisions                         6,858                2,874                9,319                  212
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       8,410                3,398                9,698                  295
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      17,631                7,359               11,400                  (12)
Net Assets Beginning of Period                               24,991               20,376               13,166                2,240
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            42,622  $            27,735  $            24,566  $             2,228
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
												  Global           International
						       Global                                    Utility               Equity
						      Strategy             Balanced               Focus                Focus
(In thousands)                                        Portfolio            Portfolio              Fund                 Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             1,985  $             1,063  $                49  $               214
 Mortality and Expense Charges (Note 3)                        (323)                 (95)                 (14)                 (92)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                1,662                  968                   35                  122
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           197                   50                   50                  193
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,051                  546                  269               (1,034)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               1,248                  596                  319                 (841)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    2,910                1,564                  354                 (719)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   3,286                  747                  112                1,098
 Policy Loading, Net (Note 3)                                  (116)                 (66)                  (4)                 (11)
 Contract Owner Deaths                                         (139)                 (46)                   0                 (108)
 Contract Owner Terminations                                   (512)                 (95)                 (12)                 (55)
 Policy Loans, Net                                             (259)                 (64)                 (14)                 (18)
 Cost of Insurance                                             (576)                (157)                 (20)                (170)
 Policy Loan Processing Charges                                 (11)                  (3)                   0                   (2)
 Transfers Among Investment Divisions                         6,664                1,705                  374                2,570
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       8,337                2,021                  436                3,304
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      11,247                3,585                  790                2,585
Net Assets Beginning of Period                               28,041                8,574                1,145                7,795
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            39,288  $            12,159  $             1,935  $            10,380
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
							Global               Basic              Developing            Special
							Bond                 Value               Capital               Value
							Focus                Focus            Markets Focus            Focus
(In thousands)                                          Fund                 Fund                 Fund                 Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                62  $             2,148  $                92  $                86
 Mortality and Expense Charges (Note 3)                          (9)                (280)                 (59)                 (25)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   53                1,868                   33                   61
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            (8)                 319                   88                   26
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (33)               2,666                 (718)                 140
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 (41)               2,985                 (630)                 166
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       12                4,853                 (597)                 227
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     112                2,539                  796                  133
 Policy Loading, Net (Note 3)                                    (1)                 (81)                   0                   (5)
 Contract Owner Deaths                                            0                  (99)                 (37)                   0
 Contract Owner Terminations                                    (10)                (201)                 (63)                  (6)
 Policy Loans, Net                                              (11)                (323)                 (63)                  (4)
 Cost of Insurance                                              (15)                (503)                 (93)                 (31)
 Policy Loan Processing Charges                                   0                   (6)                  (1)                   0
 Transfers Among Investment Divisions                           (20)              15,312                  780                1,570
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          55               16,638                1,319                1,657
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                          67               21,491                  722                1,884
Net Assets Beginning of Period                                  939               19,346                4,934                1,667
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             1,006  $            40,837  $             5,656  $             3,551
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
												   MFS
							Index               Premier              Emerging               MFS
							 500                Growth                Growth              Research
(In thousands)                                          Fund               Portfolio              Series               Series
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 1  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (16)                 (16)                 (11)                 (11)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (16)                 (15)                 (11)                 (11)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             5                   17                   32                   15
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                295                  195                   65                   67
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 300                  212                   97                   82
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      284                  197                   86                   71
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      54                  201                   69                   87
 Policy Loading, Net (Note 3)                                    (3)                   8                    4                    3
 Contract Owner Deaths                                          (15)                   0                    0                    0
 Contract Owner Terminations                                     (3)                  (1)                  (5)                  (2)
 Policy Loans, Net                                                0                  (19)                 (11)                 (26)
 Cost of Insurance                                              (20)                 (31)                 (30)                 (19)
 Policy Loan Processing Charges                                  (1)                  (1)                  (1)                  (1)
 Transfers Among Investment Divisions                         4,155                5,681                3,188                3,299
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       4,167                5,838                3,214                3,341
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       4,451                6,035                3,300                3,412
Net Assets Beginning of Period                                    0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             4,451  $             6,035  $             3,300  $             3,412
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
									      AIM
							 AIM              V.I. Capital
						      V.I. Value          Appreciation            1997                 1998
(In thousands)                                           Fund                 Fund                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               125  $                17  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (10)                  (5)                   0                   (9)
 Transaction Charges (Note 3)                                     0                    0                    0                   (3)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  115                   12                    0                  (12)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             7                   18                   33                    6
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (74)                 (50)                 (31)                  49
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 (67)                 (32)                   2                   55
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       48                  (20)                   2                   43
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      57                   55                    0                    2
 Policy Loading, Net (Note 3)                                     0                    2                   (1)                  (8)
 Contract Owner Deaths                                          (10)                   0                    0                    0
 Contract Owner Terminations                                     (4)                   0                    0                    0
 Policy Loans, Net                                                0                  (10)                   0                   (2)
 Cost of Insurance                                              (19)                  (9)                  (1)                  (7)
 Policy Loan Processing Charges                                  (1)                   0                    0                    0
 Transfers Among Investment Divisions                         3,432                1,330                 (354)                   5
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       3,455                1,368                 (356)                 (10)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       3,503                1,348                 (354)                  33
Net Assets Beginning of Period                                    0                    0                  354                  976
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             3,503  $             1,348  $                 0  $             1,009
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------


							1999                 2000                 2001                 2002
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (11)                  (8)                  (2)                  (6)
 Transaction Charges (Note 3)                                    (4)                  (3)                  (1)                  (2)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (15)                 (11)                  (3)                  (8)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            10                   14                    4                    7
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 61                   46                   14                   48
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  71                   60                   18                   55
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       56                   49                   15                   47
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners
 Policy Loading, Net (Note 3)                                     3                   10                    3                    0
 Contract Owner Deaths                                           (9)                  (7)                  (4)                  (5)
 Contract Owner Terminations                                      0                    0                    0                    0
 Policy Loans, Net                                                0                  (30)                   0                    0
 Cost of Insurance                                                2                   (7)                 (21)                  (9)
 Policy Loan Processing Charges                                 (13)                 (10)                  (3)                  (8)
 Transfers Among Investment Divisions                            (1)                   0                    0                    0
								 23                  135                  144                   66
  Net Increase (Decrease) in Net Assets         -------------------- -------------------- -------------------- --------------------
   Resulting from Contract Transactions
								  5                   91                  119                   44
						-------------------- -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets
Net Assets Beginning of Period                                   61                  140                  134                   91
							      1,161                  796                  164                  620
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             1,222  $               936  $               298  $               711
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------


							2003                 2004                 2005                 2006
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (2)                 (10)                  (7)                  (2)
 Transaction Charges (Note 3)                                    (1)                  (4)                  (2)                  (1)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   (3)                 (14)                  (9)                  (3)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             5                   38                   10                    1
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 23                   73                   70                   28
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  28                  111                   80                   29
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       25                   97                   71                   26
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       7                   29                   18                   39
 Policy Loading, Net (Note 3)                                    (2)                   0                   (5)                  (1)
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                      0                    3                   (8)                   0
 Policy Loans, Net                                              (16)                 (28)                   0                    0
 Cost of Insurance                                               (4)                 (12)                  (8)                  (2)
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                           130                  209                  (14)                   0
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         115                  201                  (17)                  36
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         140                  298                   54                   62
Net Assets Beginning of Period                                  211                  955                  709                  235
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $               351  $             1,253  $               763  $               297
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------


							2007                 2008                 2009                 2010
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (1)                  (3)                  (1)                  (5)
 Transaction Charges (Note 3)                                     0                   (1)                   0                   (2)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   (1)                  (4)                  (1)                  (7)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             1                    3                   10                   85
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 19                   48                    0                   (3)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  20                   51                   10                   82
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       19                   47                    9                   75
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       2                   39                   17                    6
 Policy Loading, Net (Note 3)                                    (2)                  (1)                  (3)                   8
 Contract Owner Deaths                                            0                    0                    0                   (1)
 Contract Owner Terminations                                      0                    0                  (30)                   0
 Policy Loans, Net                                                0                   (6)                   0                    0
 Cost of Insurance                                               (1)                  (4)                  (2)                  (5)
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                           130                  100                    0                 (100)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         129                  128                  (18)                 (92)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         148                  175                   (9)                 (17)
Net Assets Beginning of Period                                   33                  244                   90                  559
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $               181  $               419  $                81  $               542
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

								    Divisions Investing In
						--------------------------------------------------------------


							2011                 2013                 2014
(In thousands)                                          Trust                Trust                Trust
						-------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (2)                  (1)                 (28)
 Transaction Charges (Note 3)                                    (1)                  (1)                 (11)
						-------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   (3)                  (2)                 (39)
						-------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            74                    0                   23
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 49                   32                  651
						-------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 123                   32                  674
						-------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      120                   30                  635
						-------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       2                   46                  132
 Policy Loading, Net (Note 3)                                    (8)                   4                   (8)
 Contract Owner Deaths                                            0                    0                    0
 Contract Owner Terminations                                   (190)                   0                    0
 Policy Loans, Net                                                0                    0                  (11)
 Cost of Insurance                                               (2)                  (2)                 (31)
 Policy Loan Processing Charges                                   0                    0                   (1)
 Transfers Among Investment Divisions                           (76)                   7                  463
						-------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (274)                  55                  544
						-------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (154)                  85                1,179
Net Assets Beginning of Period                                  323                  118                2,532
						-------------------- -------------------- --------------------
Net Assets End of Period                        $               169  $               203  $             3,711
						==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill Lynch Variable Life Separate Account ("Account"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable life insurance contracts ("Contracts"). The Account is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Account is registered as a unit investment trust under the Investment Company Act of 1940 and consists of forty-two investment divisions (forty-three during the year). The investment divisions are as follows:

     Merrill Lynch Series Fund, Inc.: Ten of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Series Fund, Inc. ("Merrill Series Fund"). The investment advisor to the funds of the Merrill Series Fund is Merrill Lynch Asset Management, L.P. ("MLAM"), an indirect subsidiary of Merrill Lynch & Co.
     Merrill Lynch Variable Series Funds, Inc: Nine of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds").The investment advisor to the funds of the Merrill Variable Funds is MLAM. The Capital Focus Fund and Global Growth Focus Fund commenced operations on July 21, 1999. Effective following the close of business on August 15, 1997, the Equity Growth Fund was renamed the Special Value Focus Fund. The Fund's investment objective was not modified.
     Hotchkis & Wiley Variable Trust: One of the investment divisions invests in the securities of a single mutual fund portfolio of the Hotchkis & Wiley Variable Trust ("H&W Trust"). The investment advisor to the fund of the H&W Trust is Hotchkis & Wiley, a division of MLAM. This investment division commenced operations on July 21, 1999.
     Mercury Asset Management V.I. Funds, Inc.: One of the investment divisions invests in the securities of a single mutual fund portfolio of the Mercury Asset Management V.I. Funds, Inc. ("Mercury Funds"). The investment advisor to the fund of the Mercury Funds is Mercury Asset Management International Ltd., an indirect subsidiary of Merrill Lynch and Co. This investment division commenced operations on July 21, 1999.
     Alliance Variable Products Series Fund, Inc.: Two of the investment divisions invest in the securities of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. ("Alliance Variable Fund"). The investment advisor to the funds of the Alliance Variable Fund is Alliance Capital Management L.P. The Quasar Portfolio Fund commenced operations on July 21, 1999.
     MFS Variable Insurance Trust: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS Variable Trust"). The investment advisor to the funds of the MFS Variable Trust is Massachusetts Financial Services Company.
     AIM Variable Insurance Funds: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the AIM Variable Insurance Funds, Inc. ("AIM Variable Funds"). The investment advisor to the funds of the AIM Variable Funds is AIM Advisors, Inc.
     The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through L: Fifteen of the investment divisions (sixteen during the year) each invest in the securities of a single trust of the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through L ("Merrill Zero Trusts"). Each trust of the Merrill Zero Trusts consists of Stripped Treasury Securities with a fixed maturity date and a Treasury Note deposited to provide income to pay expenses of the trust. Merrill Zero Trusts are sponsored by Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch & Co. The 2019 Trust commenced operations on July 21, 1999. The 1999 Trust matured on February 16, 1999.

   The assets of the Account are registered in the name of Merrill Lynch Life. The portion of the Account's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable life separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares/units held in the underlying funds/trusts, which value their investments at market value.

   Dividend  income  is  recognized  on  the  ex-dividend  date.   All
   dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   Investment transactions are recorded on the trade date.

   The operations of the Account are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable life insurance contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to the Account if the law is changed. Contract loading, however, includes a charge for a significantly higher Federal income tax liability of Merrill Lynch Life (see Note 3). Charges for state and local taxes, if any, attributable to the Account may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in the Account and deducts daily charges at a rate of .9% (on an annual basis) of the net assets of the Account to cover these risks.

   Merrill Lynch Life makes certain deductions from each premium. For certain Contracts, the deductions are made before the premium is allocated to the Account. For other Contracts, the deductions are taken in equal installments on the first through tenth Contract anniversaries. The deductions are for (1) sales load, (2) Federal income taxes, and (3) state and local premium taxes.

   In addition, the cost of providing life insurance coverage for the insureds is deducted on the dates specified by the Contract. This cost will vary dependent upon the insured's underwriting class, sex (except where unisex rates are required by state law), attained age of each insured and the Contract's net amount at risk.

   Merrill Lynch Life pays all transaction charges to MLPF&S on the sale of Zero Trusts units to the Account. Merrill Lynch Life deducts a daily asset charge against the assets of each trust for the reimbursement of these transaction charges. The asset charge is equivalent to an effective annual rate of .34% (annually at the beginning of the year) of net assets for Contract owners.

4.UNIT VALUES

  The following is a summary of unit values and units outstanding for variable life insurance contracts and the expense ratios, excluding expenses of the  underlying funds for each of the five years in the period ended  December 31, 1999 or  lesser time period, if applicable. Total return calculations represent the one year total return and do not reflect the cost of insurance charge.

								     Intermediate            Long-Term
						  Money               Government             Corporate              Capital
						 Reserve                 Bond                  Bond                  Stock
  (In thousands, except unit values)             Portfolio             Portfolio             Portfolio             Portfolio
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                  2,781                   521                   447                   508
  Unit Value                              $              31.29  $              46.52  $              53.11  $             109.89
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             87,020  $             24,249  $             23,752  $             55,780

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            4.08%                -2.14%                -3.23%                30.45%

		    1998
  Units                                                  2,542                   462                   413                   564
  Unit Value                              $              30.06  $              47.54  $              54.88  $              84.24
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             76,418  $             21,945  $             22,666  $             47,552

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            4.48%                 7.96%                 7.48%                14.52%

		    1997
  Units                                                  1,768                   380                   295                   524
  Unit Value                              $              28.77  $              44.03  $              51.06  $              73.56
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             50,859  $             16,710  $             15,074  $             38,544

  Ratio of Expenses to                                    0.90%                 0.90%                 0.90%                 0.90%
    Average Net Assets                                    4.50%                 7.44%                 7.82%                21.37%
  Total Return

		    1996

  Units                                                  1,605                   362                   227                   427
  Unit Value                              $              27.54  $              40.98  $              47.36  $              60.61
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             44,182  $             14,833  $             10,757  $             25,862

  Ratio of Expenses to                                    0.90%                 0.90%                 0.90%                 0.90%
    Average Net Assets                                    4.39%                 1.68%                 1.84%                15.48%
  Total Return

		    1995
  Units                                                  1,246                   290                   175                   318
  Unit Value                              $              26.38  $              40.31  $              46.51  $              52.48
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             32,872  $             11,704  $              8,126  $             16,702

  Ratio of Expenses to                                    0.90%                 0.90%                 0.90%                 0.90%
    Average Net Assets                                    4.87%                17.80%                19.58%                19.64%
  Total Return


						  Growth               Mutliple                High                Natural
						   Stock               Strategy               Yield                Resources
  (In thousands, except unit values)             Portfolio             Portfolio             Portfolio             Portfolio
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                    792                   700                   873                   181
  Unit Value                              $             109.87  $              52.87  $              30.87  $               9.92
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             87,028  $             37,024  $             26,949  $              1,796

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           37.74%                19.13%                 4.63%                24.37%

		    1998
  Units                                                    793                   718                   959                   187
  Unit Value                              $              79.77  $              44.38  $              29.50  $               7.98
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             63,237  $             31,861  $             28,303  $              1,496

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           36.94%                 9.83%                -6.04%               -14.34%

		    1997
  Units                                                    732                   686                   782                   239
  Unit Value                              $              58.25  $              40.41  $              31.40  $               9.31
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             42,622  $             27,735  $             24,566  $              2,228

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           32.55%                18.09%                 9.74%               -11.77%

		    1996
  Units                                                    569                   596                   460                   212
  Unit Value                              $              43.95  $              34.21  $              28.62  $              10.56
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             24,991  $             20,376  $             13,166  $              2,240

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           18.48%                13.28%                11.30%                13.68%

		    1995

  Units                                                    351                   531                   308                   175
  Unit Value                              $              37.09  $              30.20  $              25.71  $               9.29
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             13,014  $             16,039  $              7,922  $              1,627

  Ratio of Expenses to                                    0.90%                 0.90%                 0.90%                 0.90%
    Average Net Assets                                   34.13%                16.49%                16.07%                11.21%
  Total Return

											      Global             International
						  Global                                      Utility               Equity
						 Strategy              Balanced               Focus                 Focus
  (In thousands, except unit values)             Portfolio             Portfolio               Fund                  Fund
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                  1,539                   570                   172                   817
  Unit Value                              $              32.90  $              31.71  $              22.60  $              14.87
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             50,626  $             18,077  $              3,890  $             12,156

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           20.06%                 7.58%                11.62%                36.39%

		    1998
  Units                                                  1,605                   528                   154                   968
  Unit Value                              $              27.40  $              29.48  $              20.25  $              10.90
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             43,979  $             15,568  $              3,113  $             10,552

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            8.51%                12.43%                22.94%                 6.83%

		    1997
  Units                                                  1,556                   464                   117                 1,018
  Unit Value                              $              25.25  $              26.22  $              16.47  $              10.20
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             39,288  $             12,159  $              1,935  $             10,380

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           10.72%                15.88%                24.77%                -5.41%

		    1996
  Units                                                  1,229                   379                    87                   722
  Unit Value                              $              22.81  $              22.62  $              13.20  $              10.79
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             28,041  $              8,574  $              1,145  $              7,795

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           12.75%                 8.77%                11.94%                 5.65%

		    1995
  Units                                                  1,006                   252                    31                   414
  Unit Value                              $              20.23  $              20.80  $              11.79  $              10.21
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             20,342  $              5,248  $                367  $              4,223

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            9.45%                20.50%                23.21%                 4.53%

						  Global                 Basic              Developing              Special
						   Bond                  Value                Capital                Value
						   Focus                 Focus             Markets Focus             Focus
  (In thousands, except unit values)               Fund                  Fund                  Fund                  Fund
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                     84                 2,920                   493                   249
  Unit Value                              $              12.55  $              24.11  $              10.80  $              20.43
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              1,054  $             70,404  $              5,328  $              5,093

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           -9.01%                20.03%                64.03%                32.94%

		    1998
  Units                                                    102                 2,681                   533                   249
  Unit Value                              $              13.80  $              20.09  $               6.58  $              15.37
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              1,403  $             53,861  $              3,508  $              3,820

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           11.61%                 8.46%               -30.02%                -7.34%

		    1997
  Units                                                     81                 2,205                   601                   214
  Unit Value                              $              12.36  $              18.52  $               9.41  $              16.58
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              1,006  $             40,837  $              5,656  $              3,551

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            1.03%                19.54%                -7.37%                10.72%

		    1996
  Units                                                     77                 1,249                   486                   111
  Unit Value                              $              12.24  $              15.49  $              10.15  $              14.98
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                939  $             19,346  $              4,934  $              1,667

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            7.04%                19.60%                 9.58%                -4.42%

		    1995
  Units                                                     19                   638                   260         Division
  Unit Value                              $              11.43  $              12.96  $               9.27          was not
					  --------------------- --------------------- ---------------------        available
  Net Assets                              $                219  $              8,270  $              2,408

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%
  Total Return                                           15.65%                24.36%                -1.97%

											      Global
						   Index                Capital               Growth             International
						   500                   Focus                 Focus                  VIP
  (In thousands, except unit values)               Fund                  Fund                  Fund                Portfolio
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                  1,583                    25                    52                   192
  Unit Value                              $              20.27  $              10.38  $              14.79  $              11.47
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             32,092  $                255  $                769  $              2,201

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           19.41%                -2.50%                69.39%                15.84%

		    1998
  Units                                                    840         Division              Division              Division
  Unit Value                              $              16.97          was not               was not               was not
					  ---------------------        available             available             available
  Net Assets                              $             14,259

  Ratio of Expenses to
    Average Net Assets                                    0.90%
  Total Return                                           27.12%

		    1997
  Units                                                    333         Division              Division              Division
  Unit Value                              $              13.35          was not               was not               was not
					  ---------------------        available             available             available
  Net Assets                              $              4,451

  Ratio of Expenses to
    Average Net Assets                                    0.90%
  Total Return                                           32.84%

		    1996
  Units                                          Division              Division              Division              Division
  Unit Value                                      was not               was not               was not               was not
						 available             available             available             available
  Net Assets

  Ratio of Expenses to
    Average Net Assets
  Total Return

		    1995
  Units                                          Division              Division              Division              Division
  Unit Value                                      was not               was not               was not               was not
						 available             available             available             available
  Net Assets

  Ratio of Expenses to
    Average Net Assets
  Total Return

						  Mercury                                                             MFS
						 V.I. U.S.                                    Premier              Emerging
						 Large Cap              Quasar                Growth                Growth
  (In thousands, except unit values)               Fund                Portfolio             Portfolio              Series
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                    119                    50                 2,263                 1,128
  Unit Value                              $              12.04  $              10.26  $              25.51  $              27.67
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              1,437  $                512  $             57,725  $             31,207

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           34.91%                20.46%                31.12%                75.13%

		    1998
  Units                                          Division              Division                      1,271                   658
  Unit Value                                      was not               was not       $              19.46  $              15.80
						 available             available      --------------------- ---------------------
  Net Assets                                                                          $             24,742  $             10,390

  Ratio of Expenses to
    Average Net Assets                                                                                0.90%                 0.90%
  Total Return                                                                                       46.64%                32.95%

		    1997
  Units                                          Division              Division                        455                   278
  Unit Value                                      was not               was not       $              13.27  $              11.88
						 available             available      --------------------- ---------------------
  Net Assets                                                                          $              6,035  $              3,300

  Ratio of Expenses to
    Average Net Assets                                                                                0.90%                 0.90%
  Total Return                                                                                       34.01%                36.01%

		    1996
  Units                                          Division              Division              Division              Division
  Unit Value                                      was not               was not               was not               was not
						 available             available             available             available
  Net Assets

  Ratio of Expenses to
    Average Net Assets
  Total Return

		    1995
  Units                                          Division              Division              Division              Division
  Unit Value                                      was not               was not               was not               was not
						 available             available             available             available
  Net Assets

  Ratio of Expenses to
    Average Net Assets
  Total Return


						    MFS                   AIM                   AIM
						 Research             V.I. Value           V.I. Capital              1997
  (In thousands, except unit values)              Series                 Fund              Appreciation              Trust
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                    938                 1,592                   537         Division
  Unit Value                              $              18.06  $              21.24  $              19.11          was not
					  --------------------- --------------------- ---------------------        available
  Net Assets                              $             16,938  $             33,816  $             10,262

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%
  Total Return                                           22.93%                28.73%                43.31%

		    1998
  Units                                                    657                   840                   312         Division
  Unit Value                              $              14.69  $              16.50  $              13.33          was not
					  --------------------- --------------------- ---------------------        available
  Net Assets                              $              9,656  $             13,865  $              4,155

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%
  Total Return                                           22.28%                31.21%                18.23%

		    1997
  Units                                                    284                   278                   120         Division
  Unit Value                              $              12.01  $              12.58  $              11.28      matured during
					  --------------------- --------------------- ---------------------        the year
  Net Assets                              $              3,412  $              3,503  $              1,348

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%
  Total Return                                           25.10%                28.42%                25.96%

		    1996
  Units                                          Division              Division              Division                         17
  Unit Value                                      was not               was not               was not       $              21.02
						 available             available             available      ---------------------
  Net Assets                                                                                                $                354

  Ratio of Expenses to
    Average Net Assets                                                                                                      1.24%
  Total Return                                                                                                              3.83%

		    1995
  Units                                          Division              Division              Division                         14
  Unit Value                                      was not               was not               was not       $              20.24
  Net Assets                                     available             available             available      ---------------------
													    $                278
  Ratio of Expenses to
    Average Net Assets                                                                                                      1.24%
  Total Return                                                                                                              9.41%



						   1998                  1999                  2000                  2001
  (In thousands, except unit values)               Trust                 Trust                 Trust                 Trust
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                          Division              Division                         31                     7
  Unit Value                                      was not           matured during    $              21.23  $              46.93
						 available             the year       --------------------- ---------------------
  Net Assets                                                                          $                658  $                321

  Ratio of Expenses to
    Average Net Assets                                                                                1.24%                 1.24%
  Total Return                                                                                        3.22%                 1.77%

		    1998
  Units                                          Division                         55                    45                     7
  Unit Value                                  matured during    $              21.41  $              20.57  $              46.12
						 the year       --------------------- --------------------- ---------------------
  Net Assets                                                    $              1,177  $                926  $                321

  Ratio of Expenses to
    Average Net Assets                                                          1.24%                 1.24%                 1.24%
  Total Return                                                                  4.55%                 5.73%                 6.77%

		    1997
  Units                                                     48                    60                    48                     7
  Unit Value                              $              20.94  $              20.47  $              19.45  $              43.19
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              1,009  $              1,222  $                936  $                298

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                            4.39%                 4.87%                 5.51%                 6.16%

		    1996
  Units                                                     49                    59                    43                     4
  Unit Value                              $              20.06  $              19.52  $              18.44  $              40.68
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                976  $              1,161  $                796  $                164

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                            3.41%                 2.72%                 1.87%                 1.05%

		    1995
  Units                                                     42                    53                    41                     1
  Unit Value                              $              19.40  $              19.01  $              18.10  $              40.26
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                822  $                999  $                740  $                 56

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           12.35%                15.04%                17.54%                20.02%



						   2002                  2003                  2004                  2005
  (In thousands, except unit values)               Trust                 Trust                 Trust                 Trust
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                     39                     4                    73                    14
  Unit Value                              $              17.20  $              73.71  $              14.44  $              54.75
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                667  $                292  $              1,058  $                745

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           -0.09%                -2.89%                -3.74%                -5.33%

		    1998
  Units                                                     44                     4                    83                    14
  Unit Value                              $              17.21  $              75.91  $              15.00  $              57.84
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                751  $                303  $              1,248  $                806

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                            8.04%                 9.88%                10.31%                11.18%

		    1997
  Units                                                     45                     5                    92                    15
  Unit Value                              $              15.93  $              69.09  $              13.60  $              52.02
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                711  $                351  $              1,253  $                763

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                            6.90%                 8.45%                 9.06%                10.11%

		    1996
  Units                                                     42                     3                    77                    15
  Unit Value                              $              14.90  $              63.70  $              12.47  $              47.25
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                620  $                211  $                955  $                709

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                            0.32%                -0.80%                -1.21%                -1.91%

		    1995
  Units                                                     13                     2                    64                    13
  Unit Value                              $              14.86  $              64.22  $              12.62  $              48.17
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                196  $                105  $                808  $                638

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           22.44%                26.24%                27.27%                29.68%



						   2006                  2007                  2008                  2009
  (In thousands, except unit values)               Trust                 Trust                 Trust                 Trust
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                     10                     7                    18                     3
  Unit Value                              $              30.47  $              32.46  $              30.34  $              27.16
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                318  $                226  $                540  $                 89

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           -7.14%                -8.49%                -9.99%               -10.93%

		    1998
  Units                                                     13                     7                    17                     3
  Unit Value                              $              32.81  $              35.48  $              33.71  $              30.50
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                421  $                251  $                573  $                 99

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           12.60%                13.39%                14.14%                14.58%

		    1997
  Units                                                     10                     6                    14                     3
  Unit Value                              $              29.14  $              31.29  $              29.53  $              26.62
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                297  $                181  $                419  $                 81

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           11.08%                11.95%                12.96%                13.80%

		    1996
  Units                                                      9                     1                     9                     4
  Unit Value                              $              26.24  $              27.95  $              26.14  $              23.39
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                235  $                 33  $                244  $                 90

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           -2.46%                -3.13%                -3.74%                -4.38%

		    1995
  Units                                                      3                     1                     7                     3
  Unit Value                              $              26.90  $              28.85  $              27.16  $              24.46
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                 71  $                 33  $                194  $                 72

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           32.22%                34.59%                36.56%                38.56%



						   2010                  2011                  2013                  2014
  (In thousands, except unit values)               Trust                 Trust                 Trust                 Trust
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                     17                     8                    20                   241
  Unit Value                              $              26.11  $              21.75  $              16.07  $              15.79
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                453  $                169  $                325  $              3,807

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                          -11.58%               -12.09%               -13.56%               -14.35%

		    1998
  Units                                                     26                     9                    19                   272
  Unit Value                              $              29.53  $              24.75  $              18.59  $              18.44
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                764  $                235  $                359  $              5,010

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           14.56%                14.38%                14.20%                13.88%

		    1997
  Units                                                     21                     8                    12                   229
  Unit Value                              $              25.78  $              21.64  $              16.28  $              16.19
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                542  $                169  $                203  $              3,711

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           14.64%                15.77%                18.22%                19.65%

		    1996
  Units                                                     25                    17                     9                   187
  Unit Value                              $              22.49  $              18.69  $              13.77  $              13.53
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                559  $                323  $                118  $              2,532

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           -4.84%                -4.96%                -5.93%                -6.55%

		    1995
  Units                                                     13                    17                     5                    28
  Unit Value                              $              23.63  $              19.66  $              14.64  $              14.48
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                298  $                343  $                 68  $                400

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           40.46%                43.09%                47.04%                47.33%



						   2019
  (In thousands, except unit values)               Trust
					  ---------------------
		    1999
  Units                                                     23
  Unit Value                              $               8.78
					  ---------------------
  Net Assets                              $                202

  Ratio of Expenses to
    Average Net Assets                                    1.24%
  Total Return                                          -15.61%

		    1998
  Units                                          Division
  Unit Value                                      was not
						 available
  Net Assets

  Ratio of Expenses to
    Average Net Assets
  Total Return

		    1997
  Units                                          Division
  Unit Value                                      was not
						 available
  Net Assets

  Ratio of Expenses to
    Average Net Assets
  Total Return

		    1996
  Units                                          Division
  Unit Value                                      was not
						 available
  Net Assets

  Ratio of Expenses to
    Average Net Assets
  Total Return

		    1995
  Units                                          Division
  Unit Value                                      was not
						 available
  Net Assets

  Ratio of Expenses to
    Average Net Assets
  Total Return

5.UNITS ISSUED AND REDEEMED

  Units issued and redeemed by the investment divisions during 1999, 1998 and 1997 were as follows:

								    Intermediate           Long-Term
						  Money              Government            Corporate             Capital
						 Reserve                Bond                 Bond                 Stock
  (In thousands)                                 Portfolio            Portfolio            Portfolio            Portfolio
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                         1,605                  362                  227                  427
  Activity during 1997:
       Issued                                            8,121                   63                  114                  163
       Redeemed                                         (7,958)                 (45)                 (46)                 (66)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                       1,768                  380                  295                  524
  Activity during 1998:
       Issued                                            9,052                  163                  222                  217
       Redeemed                                         (8,278)                 (81)                (104)                (177)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                       2,542                  462                  413                  564
  Activity during 1999:
       Issued                                            7,488                  168                  352                  106
       Redeemed                                         (7,249)                (109)                (318)                (162)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                       2,781                  521                  447                  508
					    ===================  ===================  ===================  ===================


						  Growth              Mutliple               High               Natural
						   Stock              Strategy              Yield               Resources
						 Portfolio            Portfolio            Portfolio            Portfolio
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                           569                  596                  460                  212
  Activity during 1997:
       Issued                                              278                  160                  470                  103
       Redeemed                                           (115)                 (70)                (148)                 (76)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                         732                  686                  782                  239
  Activity during 1998:
       Issued                                              210                  118                  371                  114
       Redeemed                                           (149)                 (86)                (194)                (166)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                         793                  718                  959                  187
  Activity during 1999:
       Issued                                              225                  118                  179                  220
       Redeemed                                           (226)                (136)                (265)                (226)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                         792                  700                  873                  181
					    ===================  ===================  ===================  ===================

											    Global            International
						  Global                                    Utility              Equity
						 Strategy             Balanced              Focus                Focus
  (In thousands)                                 Portfolio            Portfolio             Fund                 Fund
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                         1,229                  379                   87                  722
  Activity during 1997:
       Issued                                              532                  136                   46                  629
       Redeemed                                           (205)                 (51)                 (16)                (333)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                       1,556                  464                  117                1,018
  Activity during 1998:
       Issued                                              452                  110                  137                  537
       Redeemed                                           (403)                 (46)                (100)                (587)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                       1,605                  528                  154                  968
  Activity during 1999:
       Issued                                              346                  158                  115                  840
       Redeemed                                           (412)                (116)                 (97)                (991)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                       1,539                  570                  172                  817
					    ===================  ===================  ===================  ===================



											  Developing
						  Global                Basic              Capitals              Special
						   Bond                 Value               Markets               Value
						   Focus                Focus                Focus                Focus
						   Fund                 Fund                 Fund                 Fund
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                            77                1,249                  486                  111
  Activity during 1997:
       Issued                                               39                1,264                  404                  147
       Redeemed                                            (35)                (308)                (289)                 (44)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                          81                2,205                  601                  214
  Activity during 1998:
       Issued                                               30                1,133                  199                  155
       Redeemed                                             (9)                (657)                (267)                (120)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                         102                2,681                  533                  249
  Activity during 1999:
       Issued                                               88                1,112                  285                  168
       Redeemed                                           (106)                (873)                (325)                (168)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                          84                2,920                  493                  249
					    ===================  ===================  ===================  ===================

											    Global
						   Index               Capital              Growth            International
						   500                  Focus                Focus                 VIP
  (In thousands)                                   Fund                 Fund                 Fund               Portfolio
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                             0                    0                    0                    0
  Activity during 1997:
       Issued                                              337                    0                    0                    0
       Redeemed                                             (4)                   0                    0                    0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                         333                    0                    0                    0
  Activity during 1998:
       Issued                                              822                    0                    0                    0
       Redeemed                                           (315)                   0                    0                    0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                         840                    0                    0                    0
  Activity during 1999:
       Issued                                            1,207                   38                  101                  552
       Redeemed                                           (464)                 (13)                 (49)                (360)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                       1,583                   25                   52                  192
					    ===================  ===================  ===================  ===================


						  Mercury                                                          MFS
						 V.I. U.S.                                  Premier             Emerging
						 Large Cap             Quasar               Growth               Growth
						   Fund               Portfolio            Portfolio             Series
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                             0                    0                    0                    0
  Activity during 1997:
       Issued                                                0                    0                  510                  301
       Redeemed                                              0                    0                  (55)                 (23)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                           0                    0                  455                  278
  Activity during 1998:
       Issued                                                0                    0                1,196                  560
       Redeemed                                              0                    0                 (380)                (180)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                           0                    0                1,271                  658
  Activity during 1999:
       Issued                                              152                   50                1,829                  880
       Redeemed                                            (33)                   0                 (837)                (410)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                         119                   50                2,263                1,128
					    ===================  ===================  ===================  ===================


						    MFS                  AIM                  AIM
						 Research            V.I. Value          V.I. Capital             1997
  (In thousands)                                  Series                Fund             Appreciation             Trust
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                             0                    0                    0                   17
  Activity during 1997:
       Issued                                              319                  319                  149                    0
       Redeemed                                            (35)                 (41)                 (29)                 (17)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                         284                  278                  120                    0
  Activity during 1998:
       Issued                                              480                  680                  263                    0
       Redeemed                                           (107)                (118)                 (71)                   0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                         657                  840                  312                    0
  Activity during 1999:
       Issued                                              423                  990                  406                    0
       Redeemed                                           (142)                (238)                (181)                   0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                         938                1,592                  537                    0
					    ===================  ===================  ===================  ===================


						   1998                 1999                 2000                 2001
						   Trust                Trust                Trust                Trust
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                            49                   59                   43                    4
  Activity during 1997:
       Issued                                                0                    2                    9                    3
       Redeemed                                             (1)                  (1)                  (4)                   0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                          48                   60                   48                    7
  Activity during 1998:
       Issued                                                0                    1                    4                    0
       Redeemed                                            (48)                  (6)                  (7)                   0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                           0                   55                   45                    7
  Activity during 1999:
       Issued                                                0                    0                    8                    1
       Redeemed                                              0                  (55)                 (22)                  (1)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                           0                    0                   31                    7
					    ===================  ===================  ===================  ===================



						   2002                 2003                 2004                 2005
  (In thousands)                                   Trust                Trust                Trust                Trust
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                            42                    3                   77                   15
  Activity during 1997:
       Issued                                                4                    2                   26                    1
       Redeemed                                             (1)                   0                  (11)                  (1)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                          45                    5                   92                   15
  Activity during 1998:
       Issued                                                0                    2                    7                    3
       Redeemed                                             (1)                  (3)                 (16)                  (4)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                          44                    4                   83                   14
  Activity during 1999:
       Issued                                                5                    0                    3                    1
       Redeemed                                            (10)                   0                  (13)                  (1)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                          39                    4                   73                   14
					    ===================  ===================  ===================  ===================


						   2006                 2007                 2008                 2009
						   Trust                Trust                Trust                Trust
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                             9                    1                    9                    4
  Activity during 1997:
       Issued                                                1                    5                    5                    1
       Redeemed                                              0                    0                    0                   (2)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                          10                    6                   14                    3
  Activity during 1998:
       Issued                                                3                    2                    3                    1
       Redeemed                                              0                   (1)                   0                   (1)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                          13                    7                   17                    3
  Activity during 1999:
       Issued                                                1                    2                    2                    2
       Redeemed                                             (4)                  (2)                  (1)                  (2)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                          10                    7                   18                    3
					    ===================  ===================  ===================  ===================



						   2010                 2011                 2013                 2014
  (In thousands)                                   Trust                Trust                Trust                Trust
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                            25                   17                    9                  187
  Activity during 1997:
       Issued                                              122                    2                    4                   60
       Redeemed                                           (126)                 (11)                  (1)                 (18)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                          21                    8                   12                  229
  Activity during 1998:
       Issued                                               77                    3                    7                   87
       Redeemed                                            (72)                  (2)                   0                  (44)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                          26                    9                   19                  272
  Activity during 1999:
       Issued                                              215                    0                    6                   45
       Redeemed                                           (224)                  (1)                  (5)                 (76)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                          17                    8                   20                  241
					    ===================  ===================  ===================  ===================


						   2019
  (In thousands)                                   Trust
					    -------------------
  Outstanding at January 1, 1997                             0
  Activity during 1997:
       Issued                                                0
       Redeemed                                              0
					    -------------------
  Outstanding at December 31, 1997                           0
  Activity during 1998:
       Issued                                                0
       Redeemed                                              0
					    -------------------
  Outstanding at December 31, 1998                           0
  Activity during 1999:
       Issued                                               23
       Redeemed                                              0
					    -------------------
  Outstanding at December 31, 1999                          23
					    ===================



INDEPENDENT AUDITORS' REPORT



The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1999 and 1998, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.





February 28, 2000

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1999 AND 1998
(Dollars in thousands, except common stock par value and shares)

ASSETS                                                                   1999                  1998
------                                                               ------------          ------------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 1999 - $2,228,921; 1998 - $2,504,599)            $ 2,138,335           $ 2,543,097
 Equity securities, at estimated fair value
   (cost: 1999 - $214,153; 1998 - $162,710)                              186,575               158,591
 Trading account securities, at estimated fair value                      22,212                17,280
 Real estate held-for-sale                                                20,072                25,960
 Policy loans on insurance contracts                                   1,159,163             1,139,456
                                                                     ------------           -----------
   Total Investments                                                   3,526,357             3,884,384


CASH AND CASH EQUIVALENTS                                                 92,181                95,377
ACCRUED INVESTMENT INCOME                                                 73,167                73,459
DEFERRED POLICY ACQUISITION COSTS                                        475,915               405,640
FEDERAL INCOME TAXES - DEFERRED                                           37,383                 9,403
REINSURANCE RECEIVABLES                                                    4,194                 2,893
AFFILIATED RECEIVABLES - NET                                                 287                     -
RECEIVABLES FROM SECURITIES SOLD                                             566                14,938
OTHER ASSETS                                                              47,437                46,512
SEPARATE ACCOUNTS ASSETS                                              12,860,562            10,571,489
                                                                     ------------          ------------
TOTAL ASSETS                                                         $17,118,049           $15,104,095
                                                                     ============          ============





See accompanying notes to financial statements.



LIABILITIES AND STOCKHOLDER'S EQUITY                                     1999                  1998
------------------------------------                                 ------------          ------------
LIABILITIES:
POLICYHOLDER LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                   $ 3,587,867           $ 3,816,744
   Claims and claims settlement expenses                                  85,696                63,925
                                                                     ------------          ------------
    Total policyholder liabilities and accruals                        3,673,563             3,880,669

OTHER POLICYHOLDER FUNDS                                                  25,095                20,802
LIABILITY FOR GUARANTY FUND ASSESSMENTS                                   14,889                13,864
FEDERAL INCOME TAXES - CURRENT                                            12,806                15,840
AFFILIATED PAYABLES - NET                                                      -                   822
PAYABLES FOR SECURITIES PURCHASED                                            339                10,541
UNEARNED POLICY CHARGE REVENUE                                            77,663                55,235
OTHER LIABILITIES                                                         25,868                24,273
SEPARATE ACCOUNTS LIABILITIES                                         12,853,960            10,559,459
                                                                     ------------          ------------
    Total Liabilities                                                 16,684,183            14,581,505
                                                                     ------------          ------------
STOCKHOLDER'S EQUITY:
 Common stock ($10 par value; authorized: 1,000,000 shares;
   issued and outstanding: 1999 - 250,000 shares,
   1998 - 200,000 shares)                                                  2,500                 2,000
 Additional paid-in capital                                              347,324               347,324
 Retained earnings                                                       134,127               173,496
 Accumulated other comprehensive loss                                    (50,085)                 (230)
                                                                     ------------          ------------
    Total Stockholder's Equity                                           433,866               522,590
                                                                     ------------          ------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                           $17,118,049           $15,104,095
                                                                     ============          ============

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands)

                                                                         1999                  1998                  1997
                                                                     ------------          ------------          ------------
REVENUES:
 Investment revenue:
  Net investment income                                              $   253,835          $    272,038           $   308,702
  Net realized investment gains                                            8,875                12,460                13,289
 Policy charge revenue                                                   233,029               197,662               178,933
                                                                     ------------         -------------          ------------
     Total Revenues                                                      495,739               482,160               500,924
                                                                     ------------         -------------          ------------
BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                    175,839               195,676               209,542
 Market value adjustment expense                                           2,400                 5,528                 4,079
 Policy benefits (net of reinsurance recoveries: 1999 - $14,175;
  1998 - $9,761; 1997 - $10,439)                                          32,983                31,891                27,029
 Reinsurance premium ceded                                                21,691                19,972                17,879
 Amortization of deferred policy acquisition costs                        65,607                44,835                72,111
 Insurance expenses and taxes                                             53,377                51,735                49,105
                                                                     ------------          ------------          ------------
     Total Benefits and Expenses                                         351,897               349,637               379,745
                                                                     ------------          ------------          ------------

     Earnings Before Federal Income Tax Provision                        143,842               132,523               121,179

FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                  48,846                40,535                52,705
 Deferred                                                                 (1,135)                 (773)              (12,261)
                                                                     ------------          ------------          ------------
     Total Federal Income Tax Provision                                   47,711                39,762                40,444
                                                                     ------------          ------------          ------------
NET EARNINGS                                                         $    96,131           $    92,761           $    80,735
                                                                     ============          ============          ============




See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands)

                                                                         1999                  1998                  1997
                                                                     ------------          ------------          ------------
NET EARNINGS                                                         $    96,131           $    92,761           $    80,735
                                                                     ------------          ------------          ------------
OTHER COMPREHENSIVE INCOME (LOSS):

 Net unrealized gains (losses) on available-for-sale securities:
   Net unrealized holding gains (losses) arising during the period      (143,202)              (31,718)               22,347
   Reclassification adjustment for gains included in net earnings         (8,347)              (15,932)              (12,390)
                                                                     ------------          ------------          ------------
    Net unrealized gains (losses) on investment securities              (151,549)              (47,650)                9,957

   Adjustments for:
     Policyholder liabilities                                             31,959                14,483                10,094
     Deferred policy acquisition costs                                    42,890                 5,129                  (822)
     Deferred federal income taxes                                        26,845                 9,813                (6,730)
                                                                     ------------          ------------          ------------
 Total other comprehensive income (loss), net of tax                     (49,855)              (18,225)               12,499
                                                                     ------------          ------------          ------------
COMPREHENSIVE INCOME                                                 $    46,276           $    74,536           $    93,234
                                                                     ============          ============          ============



See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands, except common stock par value and shares)

                                                                                                   Accumulated
                                                               Additional                             other            Total
                                              Common            paid-in          Retained         comprehensive    stockholder's
                                              stock             capital          earnings         income (loss)       equity
                                            -----------       -----------       -----------       -------------    -------------
BALANCE, JANUARY 1, 1997                    $    2,000        $  402,937        $   79,387        $      5,496     $    489,820

 Dividend to Parent                                              (55,613)          (79,387)                            (135,000)
 Net earnings                                                                       80,735                               80,735
 Other comprehensive income, net of tax                                                                 12,499           12,499
                                            -----------       -----------       -----------       -------------    -------------
BALANCE, DECEMBER 31, 1997                       2,000           347,624            80,735              17,995          448,054

 Net earnings                                                                       92,761                               92,761
 Other comprehensive loss, net of tax                                                                  (18,225)         (18,225)
                                            -----------       -----------       -----------       -------------    -------------
BALANCE, DECEMBER 31, 1998                       2,000           347,324           173,496                (230)         522,590

 Stock dividend paid to parent
   ($10 par value, 500 shares)                     500                                (500)                                   -
 Cash dividend paid to parent                                                     (135,000)                            (135,000)
 Net earnings                                                                       96,131                               96,131
 Other comprehensive loss, net of tax                                                                  (49,855)         (49,855)
                                            -----------       -----------       -----------       -------------    -------------
BALANCE, DECEMBER 31, 1999                  $    2,500        $  347,324        $  134,127        $    (50,085)    $    433,866
                                            ===========       ===========       ===========       =============    =============

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands)

                                                                         1999                  1998                  1997
                                                                     ------------          ------------          ------------
Cash Flows From Operating Activities:
 Net earnings                                                        $    96,131           $    92,761           $    80,735
 Noncash items included in earnings:
   Amortization of deferred policy acquisition costs                      65,607                44,835                72,111
   Capitalization of policy acquisition costs                            (92,992)              (80,241)              (71,577)
   Amortization (accretion) of investments                                (1,649)               (5,350)               (4,672)
   Interest credited to policyholders' account balances                  175,839               195,676               209,542
   Benefit for deferred Federal income tax                                (1,135)                 (773)              (12,261)
 (Increase) decrease in operating assets:
   Trading account securities                                               (154)                 (287)              (14,928)
   Accrued investment income                                                 292                 4,765                 7,962
   Affiliated receivables                                                   (287)                  166                  (166)
   Other                                                                  (2,230)                1,565                (5,470)
 Increase (decrease) in operating liabilities:
   Claims and claims settlement expenses                                  21,771                13,351                10,908
   Other policyholder funds                                                4,293                (6,358)                7,740
   Liability for guaranty fund assessments                                 1,025                (1,510)               (3,399)
   Federal income taxes - current                                         (3,034)               (8,598)                3,470
   Affiliated payables                                                      (822)                  822                (6,164)
   Unearned policy charge revenue                                         22,428                23,133                11,269
   Other                                                                   1,595                 1,941                 5,922
 Other operating activities:
   Net realized investment gains (excluding gains on cash and
    cash equivalents)                                                     (8,892)              (12,460)              (13,289)
                                                                     ------------          ------------          ------------
    Net cash and cash equivalents provided by operating activities       277,786               263,438               277,733
                                                                     ------------          ------------          ------------
Cash Flow From Investing Activities:
 Proceeds from (payments for):
  Sales of available-for-sale securities                                 595,836               893,619               846,041
  Maturities of available-for-sale securities                            378,914               451,759               595,745
  Purchases of available-for-sale securities                            (748,436)           (1,028,086)           (1,156,222)
  Mortgage loans principal payments received                                   -                     -                68,864
  Purchases of mortgage loans                                                  -                     -                (5,375)
  Sales of real estate held-for-sale                                      13,282                14,135                 6,060
  Policy loans on insurance contracts                                    (19,707)              (21,317)              (26,068)
  Recapture of investment in separate accounts                            12,267                     -                11,026
  Investment in separate accounts                                         (5,381)              (12,000)                  (21)
                                                                     ------------          ------------          ------------
    Net cash and cash equivalents provided by investing activities       226,775               298,110               340,050
                                                                     ------------          ------------          ------------

See accompanying notes to financial statements.               (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Continued) (Dollars in thousands)

                                                                          1999                 1998                 1997
                                                                     ------------          ------------          ------------
Cash Flows from Financing Activities:
 Proceeds from (payments for):
  Dividends paid to parent                                           $  (135,000)          $         -           $  (135,000)
  Policyholder deposits                                                1,196,120             1,042,509             1,101,934
  Policyholder withdrawals (including transfers to/from separate      (1,568,877)           (1,595,068)           (1,593,320)
   accounts)                                                         ------------          ------------          ------------

Net cash and cash equivalents used by financing activities:             (507,757)             (552,559)             (626,386)
                                                                     ------------          ------------          ------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                      (3,196)                8,989                (8,603)

CASH AND CASH EQUIVALENTS
 Beginning of year                                                        95,377                86,388                94,991
                                                                     ------------          ------------          ------------
 End of year                                                         $    92,181           $    95,377           $    86,388
                                                                     ============          ============          ============
Supplementary Disclosure of Cash Flow Information:
 Cash paid to affiliates for:
   Federal income taxes                                              $    51,880           $    49,133           $    49,235
   Interest                                                                  688                   860                   842


See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group,Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)


 NOTE 1:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Description of Business: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

  The Company sells non-participating life insurance and annuity products including variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is currently licensed to sell insurance in forty-nine states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

  Basis of Reporting: The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

  For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

  To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

  Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for mortality risks and the cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

  Investments: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive loss, net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If management determines that a decline in the value of a security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss.

  For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

  Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

  All outstanding mortgage loans were repaid during 1997. The Company recognized income from mortgage loans based on the cash payment interest rate of the loan, which may have been different from the accrual interest rate of the loan for certain mortgage loans. The Company recognized a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there was a difference between the cash payment interest rate and the accrual interest rate. For all loans the Company stopped accruing income when an interest payment default either occurred or was probable. Impairments of mortgage loans were established as valuation allowances and recorded as a net realized investment loss.

  Real estate held-for-sale is stated at estimated fair value less estimated selling costs.

  Policy loans on insurance contracts are stated at unpaid principal balances.

  Investments in limited partnerships are carried at cost.

  Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

  Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

  During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions are capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                               1999           1998           1997
                            ----------     ----------     ----------
 Beginning balance          $ 101,793      $ 102,252      $ 112,249
 Capitalized amounts           11,759          6,085          5,077
 Interest accrued               7,634          7,669          9,653
 Amortization                 (19,112)       (14,213)       (24,727)
                            ----------     ----------     ----------
 Ending balance             $ 102,074      $ 101,793      $ 102,252
                            ==========     ==========     ==========

  The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                    2000   $6,110
                    2001   $5,670
                    2002   $5,400
                    2003   $5,386
                    2004   $5,619

  Separate Accounts: Separate Accounts are established in conformity with Arkansas State Insurance law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 1999 and 1998, the Company's Separate Accounts assets exceeded Separate Accounts liabilities by $6,602 and $12,030, respectively. This excess represents the Company's temporary investment in certain Separate Accounts investment divisions that were made to facilitate the establishment of those investment divisions.

  Net investment income and net realized and unrealized gains
  (losses) attributable to Separate Accounts assets accrue directly to the policyholder and are not reported as revenue in the Company's Statement of Earnings.

  Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

  Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

  Interest-sensitive life products             4.00% - 4.85%
  Interest-sensitive deferred annuities        3.60% - 8.61%
  Immediate annuities                          3.00% - 10.00%

  These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

  Claims and Claims Settlement Expenses: Liabilities for claims and claims settlement expenses equal the death benefit for claims that have been reported to the Company and an estimate based upon prior experience for unreported claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

  Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal income tax liability.

  The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

  Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

  Unearned Policy Charge Revenue: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

  Accounting Pronouncements: In June 1999, the Financial Accounting Standards Board deferred for one year the effective date of the accounting and reporting requirements of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The Company will adopt the provisions of SFAS No. 133 on January 1, 2001. The adoption of the standard is not expected to have a material impact on the Company's financial position or results of operations.


NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

 Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                   1999            1998
                                               ------------    ------------
  Assets:
   Fixed maturity securities (1)               $ 2,138,335     $ 2,543,097
   Equity securities (1), (2)                      186,575         158,591
   Trading account securities (1)                   22,212          17,280
   Policy loans on insurance contracts (3)       1,159,163       1,139,456
   Cash and cash equivalents (4)                    92,181          95,377
   Separate Accounts assets (5)                 12,860,562      10,571,489
                                               ------------    ------------
  Total financial instruments                  $16,459,028     $14,525,290
                                               ============    ============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1999 and 1998, securities without a readily ascertainable market value, having an amortized cost of $440,947 and $376,993, had an estimated fair value of $417,710 and $375,470, respectively.

 (2) The Company has investments in two limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships. At December 31, 1999 and 1998, the Company's limited partnership investments were $10,427 and $11,569, respectively.

 (3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (4) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 3.   INVESTMENTS

 The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                        1999
                                              ---------------------------------------------------------
                                                  Cost/         Gross          Gross        Estimated
                                                Amortized     Unrealized     Unrealized       Fair
                                                  Cost          Gains          Losses         Value
                                              ------------   ------------   ------------   ------------
  Fixed maturity securities:
   Corporate debt securities                  $ 1,912,965    $     8,778    $    85,108    $ 1,836,635
   Mortgage-backed securities                     119,195          1,760          1,036        119,919
   U.S. Government and agencies                   149,835            408         12,306        137,937
   Foreign governments                             25,290             61          2,969         22,382
   Municipals                                      21,636            152            326         21,462
                                              ------------   ------------   ------------   ------------
      Total fixed maturity securities         $ 2,228,921    $    11,159    $   101,745    $ 2,138,335
                                              ============   ============   ============   ============

  Equity securities:
   Non-redeemable preferred stocks            $   203,726    $        43    $    27,621    $   176,148
   Limited partnerships                            10,427              -              -         10,427
                                              ------------   ------------   ------------   ------------
      Total equity securities                 $   214,153    $        43    $    27,621    $   186,575
                                              ============   ============   ============   ============


                                                                        1998
                                              ---------------------------------------------------------
                                                 Cost/          Gross          Gross        Estimated
                                               Amortized      Unrealized     Unrealized       Fair
                                                 Cost           Gains          Losses         Value
                                              ------------   ------------   ------------   ------------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,079,867    $    56,703    $    29,078    $ 2,107,492
   Mortgage-backed securities                     229,197          7,908             43        237,062
   U.S. Government and agencies                   150,500          6,393          1,328        155,565
   Foreign governments                             21,157             35          2,996         18,196
   Municipals                                      23,878            905              1         24,782
                                              ------------   ------------   ------------   ------------
      Total fixed maturity securities         $ 2,504,599    $    71,944    $    33,446    $ 2,543,097
                                              ============   ============   ============   ============
  Equity securities:
   Non-redeemable preferred stocks            $   151,130    $       699    $     4,823    $   147,006
   Limited partnerships                            11,569              -              -         11,569
   Common stocks                                       11              5              -             16
                                              ------------   ------------   ------------   ------------
      Total equity securities                 $   162,710    $       704    $     4,823    $   158,591
                                              ============   ============   ============   ============

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1999 by contractual maturity were:

                                                             Estimated
                                               Amortized       Fair
                                                 Cost          Value
  Fixed maturity securities:                  -----------   -----------
   Due in one year or less                    $  250,435    $  250,396
   Due after one year through five years         935,856       912,037
   Due after five years through ten years        563,026       524,231
   Due after ten years                           360,409       331,752
                                              -----------   -----------
                                               2,109,726     2,018,416
   Mortgage-backed securities                    119,195       119,919
                                              -----------   -----------
    Total fixed maturity securities           $2,228,921    $2,138,335
                                              ===========   ===========

 Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1999 by rating agency equivalent were:

                                                         Estimated
                                           Amortized       Fair
                                             Cost          Value
                                          -----------   -----------
  AAA                                     $  396,644    $  380,538
  AA                                         196,792       188,710
  A                                          670,531       645,929
  BBB                                        884,446       847,858
  Non-investment grade                        80,508        75,300
                                          -----------   -----------
    Total fixed maturity securities       $2,228,921    $2,138,335
                                          ===========   ===========

 The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive loss at December 31 were as follows:

                                                  1999          1998
                                              ------------   -----------
  Assets:
   Fixed maturity securities                  $   (90,586)   $   38,498
   Equity securities                              (27,578)       (4,119)
   Deferred policy acquisition costs               42,567          (323)
   Federal income taxes - deferred                 26,969           124
   Other assets                                        (4)            -
   Separate Accounts assets                         1,028            30
                                              ------------   -----------
                                                  (47,604)       34,210
                                              ------------   -----------
  Liabilities:
   Policyholders' account balances                  2,481        34,440
                                              ------------   -----------
  Stockholder's equity:
   Accumulated other comprehensive loss       $   (50,085)   $     (230)
                                              ============   ===========

 The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains on trading account securities included in net realized investment gains were $3,112, $932 and $520 at December 31, 1999, 1998 and 1997, respectively.

 Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
 December 31 were:

                                          1999         1998        1997
                                       ----------   ----------   ----------
  Proceeds                             $ 595,836    $ 893,619    $ 846,041
  Gross realized investment gains         12,196       20,232       16,783
  Gross realized investment losses        15,936       17,429        7,193


 The Company had investment securities with a carrying value of $24,697 and $27,189 that were deposited with insurance regulatory authorities at December 31, 1999 and 1998, respectively.

 Excluding investments in U.S. Government and Agencies the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.


 Net investment income arose from the following sources for the years ended December 31:

                                           1999         1998         1997
                                        ----------   ----------   ----------
  Fixed maturity securities             $ 170,376    $ 202,313    $ 236,325
  Equity securities                        16,630        9,234        3,020
  Mortgage loans                                -            -        4,627
  Real estate held-for-sale                 3,792        2,264        1,939
  Policy loans on insurance contracts      60,445       59,236       57,998
  Cash and cash equivalents                 7,995        3,912        9,570
  Other                                        88          761          709
                                        ----------   ----------   ----------
  Gross investment income                 259,326      277,720      314,188
  Less investment expenses                 (5,491)      (5,682)      (5,486)
                                        ----------   ----------   ----------
  Net investment income                 $ 253,835    $ 272,038    $ 308,702
                                        ==========   ==========   ==========

 Net realized investment gains (losses), including changes in valuation allowances for the years ended December 31 were as follows:

                                           1999         1998        1997
                                        ----------   ----------   ----------
  Fixed maturity securities             $  (3,721)   $   2,617    $   6,149
  Equity securities                           (19)         186        3,441
  Trading account securities                4,778        1,368          697
  Investment in Separate Accounts             460            -        1,005
  Mortgage loans                                -            -        6,252
  Real estate held-for-sale                 7,394        8,290       (4,252)
  Cash and cash equivalents                   (17)          (1)          (3)
                                        ----------   ----------   ----------
  Net realized investment gains         $   8,875    $  12,460    $  13,289
                                        ==========   ==========   ==========

NOTE 4.   FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                            1999       1998       1997
                                          ---------  ---------  ---------
  Provision for income taxes
   computed at Federal stautory rate      $ 50,345   $ 46,383   $ 42,413

  Decrease in income taxes resulting from:
    Dividend received deduction             (1,594)    (3,664)    (1,969)
    Foreign tax credit                      (1,040)    (2,957)         -
                                          ---------  ---------  ---------
  Federal income tax provision            $ 47,711   $ 39,762   $ 40,444
                                          =========  =========  =========

 The Federal statutory rate for each of the three years in the period ended December 31, 1999 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                               1999        1998        1997
                                            ----------  ----------  ----------
  Deferred policy acquisition costs         $   8,822   $  11,062   $  (2,422)
  Policyholders' account balances              (9,635)    (10,950)    (16,099)
  Liability for guaranty fund assessments        (359)        529       1,190
  Investment adjustments                          (27)     (1,350)      5,070
  Other                                            64         (64)          -
                                            ----------  ----------  ----------
  Deferred Federal income tax benefit       $  (1,135)  $    (773)  $ (12,261)
                                            ==========  ==========  ==========


 Deferred tax assets and liabilities as of December 31 are determined as follows:

                                               1999           1998
                                            -----------    -----------
  Deferred tax assets:
   Policyholders' account balances          $  115,767     $  106,132
   Investment adjustments                        1,978          1,951
   Liability for guaranty fund assessments       5,211          4,852
   Net unrealized investment loss on
    investment securities                       26,969            124
                                             ----------    -----------

     Total deferred tax assets                 149,925        113,059
                                            -----------    -----------
  Deferred tax liabilities:
   Deferred policy acquisition costs           108,554         99,732
   Other                                         3,988          3,924
                                            -----------    -----------
     Total deferred tax liabilities            112,542        103,656
                                            -----------    -----------
     Net deferred tax asset                 $   37,383     $    9,403
                                            ===========    ===========

 The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5.   REINSURANCE

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

 Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $686 that can be drawn upon for delinquent reinsurance recoverables.

 As of December 31, 1999 the Company had the following life insurance inforce:

                                                                                         Percentage
                                             Ceded to        Assumed                      of amount
                                Gross          other        from other       Net         assumed to
                                amount       companies      companies       amount           net
                             ------------   ------------   -----------   ------------   -----------
   Life insurance in force   $14,356,639    $ 3,670,860    $    2,001    $10,687,780         0.02%


 The Company has entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system.

NOTE 6.   RELATED PARTY TRANSACTIONS

 The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $43,410, $43,179 and $43,028 for the years ended December 31, 1999, 1998 and 1997, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $688, $860 and $842 for 1999, 1998 and 1997, respectively. Intercompany interest is included in net investment income.

 The Company and Merrill Lynch Asset Management, L.P. ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,823, $1,915 and $1,913 for 1999, 1998 and 1997, respectively.

 MLIG has entered into agreements with MLAM and Hotchkis & Wiley ("H&W"), a division of MLAM, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., and Hotchkis & Wiley Variable Trust (collectively, "the Funds"). The Company invests in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under this agreement, MLAM and H&W pay compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Funds to MLAM and H&W. The Company received from MLIG its allocable share of such compensation in the amount of $21,630, $20,289 and $19,057 during 1999, 1998 and 1997, respectively. Revenue attributable to these agreements is included in policy charge revenue.

 The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $88,955, $79,117 and $72,729 for 1999, 1998 and 1997, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

 Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

 During 1997, the Company sold its investment in 2141 E.
 Camelback, Corp. to Merrill Lynch Mortgage Capital, Inc. The investment was sold at its carrying value of $5,375.

NOTE 7.   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

 During 1999 and 1997, the Company paid cash dividends of $135,000 to MLIG. Of these cash dividends, $105,793 and $110,030, respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance Commissioner. The Company also paid a $500 stock dividend to MLIG during 1999. The
 Company paid no cash or stock dividends in 1998.

 At December 31, 1999 and 1998, approximately $26,518 and $29,707, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 1999 and 1998, were $267,679 and $299,069, respectively.

 Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, there is no provision for deferred income taxes, and securities are valued on a different basis. The Company's statutory net income for 1999, 1998 and 1997 was $106,266, $55,813 and $81,963, respectively.

 The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 1999 and 1998, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

 In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. Codification is not expected to have a material impact on the Company's capital requirements or statutory financial statements.

NOTE 8.   COMMITMENTS AND CONTINGENCIES

 State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 1999 and 1998, the Company has established an estimated liability for future guaranty fund assessments of $14,889 and $13,864, respectively. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate.

 In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

 During 1994, the Company committed to participate in a limited partnership that invests in leveraged transactions. As of December 31, 1999, $8,116 has been advanced towards the Company's $10,000 commitment to the limited partnership.

NOTE 9.     SEGMENT INFORMATION

 In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life products. The Company's Annuity segment consists of variable annuities and interest sensitive annuities.

 The Company's organization is structured in accordance with its two business segments. Each segment has its own administrative service center that provides product support to the Company and customer service support to the Company's policyholders. Additionally, marketing and sales management functions, within MLIG, are organized according to these two business segments.

 The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

 The "Other" category, presented in the following segment financial information, represents assets and the earnings on those assets that do not support policyholder liabilities.

 The following table summarizes each business segment's contribution to the consolidated amounts:

                                                 Life
  1999                                         Insurance          Annuities            Other              Total
 ------                                       ------------       ------------       ------------       ------------
  Net interest spread (a)                     $    36,805        $    31,098        $    10,093        $    77,996
  Other revenues                                   94,821            140,541              6,542            241,904
                                              ------------       ------------       ------------       ------------
  Net revenues                                    131,626            171,639             16,635            319,900
                                              ------------       ------------       ------------       ------------

  Policy benefits                                  16,569             16,414                  -             32,983
  Reinsurance premium ceded                        21,691                  -                  -             21,691
  Amortization of deferred policy
      acquisition costs                            22,464             43,143                  -             65,607
  Other non-interest expenses                      16,728             39,049                  -             55,777
                                              ------------       ------------       ------------       ------------
  Total non-interest expenses                      77,452             98,606                  -            176,058
                                              ------------       ------------       ------------       ------------
  Net earnings before Federal income
      tax provision                                54,174             73,033             16,635            143,842
  Income tax expense                               18,442             23,447              5,822             47,711
                                              ------------       ------------       ------------       ------------
  Net earnings                                $    35,732        $    49,586        $    10,813        $    96,131
                                              ============       ============       ============       ============
  Balance Sheet Information:

  Total assets                                $ 6,492,686        $10,523,453        $   101,910        $17,118,049
  Deferred policy acquisition costs               251,017            224,898                  -            475,915
  Policyholder liabilities and accruals         2,150,671          1,522,892                  -          3,673,563
  Other policyholder funds                         18,345              6,750                  -             25,095




                                                  Life
  1998                                          Insurance          Annuities           Other              Total
 ------                                       ------------       ------------       ------------       ------------
  Net interest spread (a)                     $    35,228        $    32,765        $     8,369        $    76,362
  Other revenues                                   84,836            124,864                422            210,122
                                              ------------       ------------       ------------       ------------
  Net revenues                                    120,064            157,629              8,791            286,484
                                              ------------       ------------       ------------       ------------

  Policy benefits                                  18,397             13,494                  -             31,891
  Reinsurance premium ceded                        19,972                  -                  -             19,972
  Amortization of deferred policy
      acquisition costs                            13,040             31,795                  -             44,835
  Other non-interest expenses                      18,030             39,233                  -             57,263
                                              ------------       ------------       ------------       ------------
  Total non-interest expenses                      69,439             84,522                  -            153,961
                                              ------------       ------------       ------------       ------------
  Net earnings before Federal
      income tax provision                         50,625             73,107              8,791            132,523
  Income tax expense                               16,033             20,653              3,076             39,762
                                              ------------       ------------       ------------       ------------
  Net earnings                                $    34,592        $    52,454        $     5,715        $    92,761
                                              ============       ============       ============       ============
  Balance Sheet Information:

  Total assets                                $ 6,069,649        $ 8,885,981        $   148,465        $15,104,095
  Deferred policy acquisition costs               207,713            197,927                  -            405,640
  Policyholder liabilities and accruals         2,186,001          1,694,668                  -          3,880,669
  Other policyholder funds                         16,033              4,769                  -             20,802


                                                 Life
  1997                                         Insurance          Annuities            Other              Total
 ------                                       ------------       ------------       ------------       ------------
  Net interest spread (a)                     $    38,826        $    47,973        $    12,361        $    99,160
  Other revenues                                   86,301            102,782              3,139            192,222
                                              ------------       ------------       ------------       ------------
  Net revenues                                    125,127            150,755             15,500            291,382
                                              ------------       ------------       ------------       ------------

  Policy benefits                                  15,876             11,153                  -             27,029
  Reinsurance premium ceded                        17,879                  -                  -             17,879
  Amortization of deferred policy
      acquisition costs                            36,180             35,931                  -             72,111
  Other non-interest expenses                      16,545             36,639                  -             53,184
                                              ------------       ------------       ------------       ------------
  Total non-interest expenses                      86,480             83,723                  -            170,203
                                              ------------       ------------       ------------       ------------
  Net earnings before Federal
      income tax provision                         38,647             67,032             15,500            121,179
  Income tax expense                               12,753             22,265              5,426             40,444
                                              ------------       ------------       ------------       ------------
  Net earnings                                $    25,894        $    44,767        $    10,074        $    80,735
                                              ============       ============       ============       ============
  Balance Sheet Information:

  Total assets                                $ 5,925,872        $ 7,998,461        $   129,248        $14,053,581
  Deferred policy acquisition costs               182,610            182,495                  -            365,105
  Policyholder liabilities and accruals         2,229,533          2,009,151                  -          4,238,684
  Other policyholder funds                         18,788              8,372                  -             27,160


 (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.


 The table below summarizes the Company's net revenues by product for 1999, 1998, and 1997:

                                            1999         1998         1997
                                         ----------   ----------   ----------
  Life Insurance
    Variable life insurance              $ 104,036    $  91,806    $  92,245
    Interest-sensitive life insurance       27,590       28,258       32,882
                                         ----------   ----------   ----------
      Total Life Insurance                 131,626      120,064      125,127
                                         ----------   ----------   ----------
  Annuities
    Variable annuities                     130,039      105,545       88,509
    Interest-sensitive annuities            41,600       52,084       62,246
                                         ----------   ----------   ----------
      Total Annuities                      171,639      157,629      150,755
                                         ----------   ----------   ----------
  Other                                     16,635        8,791       15,500
                                         ----------   ----------   ----------
  Total                                  $ 319,900    $ 286,484    $ 291,382
                                         ==========   ==========   ==========

  * * * * *

PROSPECTUS


May 1, 2000


                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
                           FLEXIBLE PREMIUM VARIABLE
                       UNIVERSAL LIFE INSURANCE CONTRACT
                                   ISSUED BY
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                         SERVICE CENTER: P.O. BOX 9025
                     SPRINGFIELD, MASSACHUSETTS 01102-9025
                                1414 MAIN STREET
                     SPRINGFIELD, MASSACHUSETTS 01144-1007
                             PHONE: (800) 354-5333
                                OFFERED THROUGH
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus describes a flexible premium variable universal life insurance contract that Merrill Lynch Life Insurance Company offers only in Massachusetts, Pennsylvania and Vermont.

Generally, through the first 14 days following the in force date, we will invest your initial payment in the investment division of the Merrill Lynch Variable Life Separate Account (the "Separate Account") investing in the Money Reserve Portfolio. Afterward, you may reallocate your investment base to any five of the investment divisions of the Separate Account. We then invest the assets in corresponding portfolios of the following:


 --  MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
   --  Basic Value Focus Fund
   --  Balanced Capital Focus Fund
   --  Global Growth Focus Fund
   --  Utilities and Telecommunications Focus Fund
   --  Developing Capital Markets Focus Fund
   --  Small Cap Value Focus Fund
   --  Index 500 Fund



 --  MERRILL LYNCH SERIES FUND, INC.
   --  Money Reserve Portfolio
   --  Intermediate Government Bond Portfolio
   --  Long-Term Corporate Bond Portfolio
   --  High Yield Portfolio
   --  Capital Stock Portfolio
   --  Growth Stock Portfolio
   --  Multiple Strategy Portfolio
   --  Natural Resources Portfolio
   --  Global Strategy Portfolio
   --  Balanced Portfolio


 --  AIM VARIABLE INSURANCE FUNDS
   --  AIM V.I. Capital Appreciation Fund
   --  AIM V.I. Value Fund



 --  ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
   --  Premier Growth Portfolio
   --  Quasar Portfolio



 --  HOTCHKIS AND WILEY VARIABLE TRUST
   --  International VIP Portfolio



 --  MFS VARIABLE INSURANCE TRUST
   --  MFS Emerging Growth Series
   --  MFS Research Series



 --  MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.
   --  Mercury V.I. U.S. Large Cap Fund



 --  MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES
  Fourteen maturity dates ranging from February 15, 2001--February 15, 2019


Currently, you may change your investment allocation as often as you like.

We guarantee that regardless of investment results, insurance coverage will continue for the guarantee period. Each payment extends the guarantee period. The maximum guarantee period is for the whole life of the insured. During the guarantee period, we will terminate the Contract only if loan debt exceeds certain contract values. After the guarantee period ends, the Contract will remain in effect as long as the net cash surrender value is sufficient to cover all charges due. While the Contract is in effect, the death benefit may vary to reflect the investment results of the investment divisions chosen, but will generally never be less than the face amount.

You may:

      --  make additional payments

      --  borrow from your Contract

      --  redeem the Contract for its net cash surrender value

      --  make partial withdrawals

The net cash surrender value will vary with the investment results of the investment divisions chosen. We don't guarantee any minimum cash value.

Within certain limits, you may return the Contract or exchange it for a contract with benefits that don't vary with the investment results of a separate account.

It may not be advantageous to replace existing insurance with the Contract.

PURCHASING THIS CONTRACT INVOLVES CERTAIN RISKS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, YOU COULD LOSE ALL OR PART OF THE MONEY YOU INVEST. EXCEPT FOR THE GUARANTEED DEATH BENEFIT WE PROVIDE, YOU BEAR ALL INVESTMENT RISKS. WE DO NOT GUARANTEE HOW ANY OF THE INVESTMENT DIVISIONS OR FUNDS WILL PERFORM.


LIFE INSURANCE IS INTENDED TO BE A LONG-TERM INVESTMENT. YOU SHOULD EVALUATE YOUR INSURANCE NEEDS AND THE CONTRACT'S LONG-TERM INVESTMENT POTENTIAL AND RISKS BEFORE PURCHASING THE CONTRACT.



CURRENT PROSPECTUSES FOR THE MERRILL LYNCH SERIES FUND, INC; THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC.; THE AIM VARIABLE INSURANCE FUNDS; THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.; THE MFS(R) VARIABLE INSURANCE TRUST(SM); THE HOTCHKIS AND WILEY VARIABLE TRUST; THE MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.; AND THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                PAGE
                                                                ----
IMPORTANT TERMS.............................................       5
SUMMARY OF THE CONTRACT.....................................       6
  What the Contract Provides................................       6
  Availability and Payments.................................       6
  The Investment Base.......................................       7
  The Investment Divisions..................................       7
  Illustrations.............................................       7
  Replacement of Existing Coverage..........................       7
  Right to Cancel ("Free Look" Period) or Convert...........       7
  Distributions from the Contract...........................       7
  Fees and Charges..........................................       8
FACTS ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY, MERRILL
  LYNCH, PIERCE, FENNER & SMITH INCORPORATED, THE SEPARATE
  ACCOUNT, THE FUNDS, AND THE ZERO TRUSTS...................      10
  Merrill Lynch Life Insurance Company......................      10
  Merrill Lynch, Pierce, Fenner & Smith Incorporated........      11
  The Separate Account......................................      11
  Net Rate of Return for an Investment Division.............      12
  Changes Within the Account................................      12
THE FUNDS...................................................      12
  The Series Fund...........................................      12
  The Variable Series Funds.................................      13
  The AIM V.I. Funds........................................      14
  The Alliance Fund.........................................      15
  The MFS Trust.............................................      15
  The Hotchkis and Wiley Trust..............................      16
  The Mercury V.I. Funds....................................      16
  Special Risks In Certain Funds............................      16
  The Operation of the Funds................................      17
  The Zero Trusts...........................................      18
FACTS ABOUT THE CONTRACT....................................      19
  Who May be Covered........................................      19
  Initial Payment...........................................      20
  Additional Insurance Rider................................      21
  Right to Cancel ("Free Look" Period)......................      21
  Making Additional Payments................................      21
  Investment Base...........................................      22
  Charges...................................................      23
  Charges Deducted from the Investment Base.................      23
  Contract Loading..........................................      24
  Charges to the Separate Account...........................      24
  Charges to Fund Assets....................................      25
  Guarantee Period..........................................      26
  Cash Value................................................      27
  Partial Withdrawals.......................................      27
  Loans.....................................................      28
  Death Benefit Proceeds....................................      29
  Payment of Death Benefit Proceeds.........................      31
  Dollar Cost Averaging.....................................      31

                                                                PAGE
                                                                ----
  Right to Convert Contract.................................      32
  Income Plans..............................................      32
  Reports to Contract Owners................................      33
MORE ABOUT THE CONTRACT.....................................      33
  Using the Contract........................................      33
  Some Administrative Procedures............................      34
  Other Contract Provisions.................................      35
  Group or Sponsored Arrangements...........................      35
  Unisex Legal Considerations...............................      36
  Selling the Contract......................................      36
  Tax Considerations........................................      37
  Our Income Taxes..........................................      39
  Reinsurance...............................................      39
ILLUSTRATIONS...............................................      40
MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY.............      46
  Directors and Executive Officers..........................      46
  Services Arrangement......................................      46
  State Regulation..........................................      46
  Legal Proceedings.........................................      47
  Experts...................................................      47
  Legal Matters.............................................      47
  Registration Statements...................................      47
  Financial Statements......................................      47
  Financial Statements of Merrill Lynch Variable Life
     Separate Account.......................................     S-1
  Financial Statements of Merrill Lynch Life Insurance
     Company................................................     G-1


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                IMPORTANT TERMS

attained age: is the issue age of the insured plus the number of full years since the contract date.

base premium: is the amount equal to the level annual premium necessary for the Contract's face amount to endow on the contract anniversary nearest to the date the insured would reach attained age 100. To calculate your base premium, we assume you elect death benefit option 1; a 5% annual rate of return on the base premium minus contract loading; and maximum cost of insurance charges. Once we determine the base premium, it will not change.


cash value: is equal to the investment base plus any unearned cost of insurance charges and rider costs plus any loan debt less any accrued net loan cost since the last contract anniversary (or since the contract date during the first contract year).


contract anniversary:  is the same date of each year as the contract date.

contract date or policy date: is used to determine processing dates, contract years and anniversaries. It is usually the business day next following the receipt of the initial payment at the Service Center.


excess sales load: is a portion of the sales load that we may refund to you if you surrender your Contract or it lapses during the first two contract years. After contract year two, the excess sales load equals zero.


face amount: is the minimum death benefit as long as the Contract remains in force. The face amount will change if you change your death benefit option; or it may decrease as a result of a partial withdrawal.


fixed base: On the contract date, the fixed base equals the cash value. From then on, the fixed base is calculated like the cash value except that we use 5% interest instead of the net rate of return, and substitute the guaranteed maximum cost of insurance rates and guaranteed maximum rider costs for the current rates. In addition, the fixed base is calculated without taking into account loans or repayments. The fixed base is equivalent to the cash value for a comparable fixed benefit contract with the same face amount and guarantee period. After the guarantee period, the fixed base is zero. We use the fixed base to limit our right to cancel the Contract during the guarantee period.



guarantee period: is the time we guarantee that the Contract will remain in force regardless of investment experience, unless loan debt exceeds certain contract values. It is the period that a comparable fixed life insurance contract (with the same face amount, payments and withdrawals made, guaranteed mortality table, contract loading and guaranteed maximum rider costs) would remain in force if credited with 5% interest per year.



in force date: is the date when the underwriting process is complete, and we receive the initial payment and any outstanding contract amendments at the Service Center.


investment base: is the amount available under a Contract for investment in the Separate Account at any time.

issue age: is the insured's age as of his or her birthday nearest the contract date.

loan debt: is the sum of all outstanding loans on a Contract plus accrued interest.

monthiversary:  is the same day each month as the contract date.

net amount at risk: is the excess of the death benefit adjusted for interest at an annual rate of 5% over the cash value as of a processing date, before we deduct cost of insurance.

net cash surrender value:  is equal to the cash value less loan debt.

processing dates: are the contract date and the first day of each contract quarter thereafter. Processing dates are the days when we deduct charges from the investment base.

processing period:  is the period between consecutive processing dates.

variable insurance amount: is computed daily by multiplying the cash value (plus excess sales load during the first 24 contract months) by the cash value corridor factor for the insured at his or her attained age.

                            SUMMARY OF THE CONTRACT

WHAT THE CONTRACT PROVIDES

The Contract offers a choice of investments and an opportunity for the Contract's investment base, net cash surrender value and death benefit to grow based on investment results.

We don't guarantee that contract values will increase. Depending on the investment results of the investment divisions you select, the investment base, net cash surrender value and death benefit may go up or down on any day. You bear the investment risk.


We offer other variable life insurance contracts that have different features and charges. These different charges would affect your investment division performance and investment base. To obtain more information about these other contracts, contact our Service Center or your Financial Consultant.



Death Benefit. You elect a death benefit option on the application. Under option 1, the death benefit equals the face amount or variable insurance amount, whichever is larger. Under option 2, the death benefit equals the larger of (1) the face amount plus the cash value or (2) the variable insurance amount. The variable insurance amount increases or decreases depending on the investment results of your selected investment divisions. The death benefit may go up or down depending upon investment performance. However, it will never drop below the face amount. Death benefit proceeds are equal to the death benefit reduced by any loan debt and increased by any rider benefits payable.



Tax Benefits and Tax Considerations. We believe the Contract generally provides at least the minimum death benefit required under federal tax law (although there is less guidance and therefore some uncertainty with respect to Contracts issued on a substandard basis and Contracts with an additional insurance rider attached.) By satisfying this requirement, the Contract provides two important tax benefits:


          1) Its death benefit is generally not subject to income tax;

          2) Any increases in the Contract's cash value are not taxable until distributed from the Contract.


Guarantee Period. Generally, during the guarantee period you select, we guarantee the Contract will remain in effect and provide the death benefit regardless of investment performance, unless loan debt exceeds certain contract values. We will only accept an initial payment if it provides for a guarantee period of at least two years. The initial guarantee period is based on the initial payment, the face amount, and the face amount of any additional insurance rider. Each subsequent payment will extend the guarantee period until the date the insured would reach attained age 100. Certain Contract transactions will affect the guarantee period.


You should purchase the Contract for its death benefit. You may use the Contract's net cash surrender value, as well as its death benefit, to provide proceeds for various individual and estate planning purposes. However, loans and partial withdrawals will affect the net cash surrender value and death benefit proceeds, and may cause the Contract to terminate. Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract in connection with a specialized purpose, you should consider whether the long-term nature of the Contract, its investment risks, and the potential impact of any contemplated loans and partial withdrawals, are consistent with the purposes you may be considering. Moreover, using a Contract for a specialized purpose may have tax consequences. (See "Tax Considerations.")

AVAILABILITY AND PAYMENTS

We will issue a Contract for insureds from age 20 through age 85.

     - The minimum initial payment is 75% of the base premium.

     - We will not accept an initial payment that provides an initial guarantee period of less than two years.

     - The minimum face amount (excluding any additional insurance rider face amount) is $250,000 or that face amount that generates a $4,000 base premium, if larger.

You can make additional payments. On your application you may choose to make additional payments monthly, quarterly, semi-annually, or annually.


THE INVESTMENT BASE

A Contract's investment base is the amount available for investment at any time. On the contract date (usually the next business day after our Service Center receives your initial payment), the investment base is equal to the initial payment minus contract loading, cost of insurance charges, and rider costs. Afterwards, it varies daily based on the investment performance of your selected investment divisions. You bear the risk of poor investment performance and receive the benefit of favorable investment performance. You may wish to consider diversifying your investment in the Contract by allocating the investment base to two or more investment divisions.

THE INVESTMENT DIVISIONS


We invest your payments in investment divisions of the Separate Account. Generally, through the first 14 days following the in force date, we will invest the initial payment less contract loading only in the investment division of the Separate Account investing in the Money Reserve Portfolio. Afterwards, we will reallocate the investment base to up to five of the investment divisions, according to your instructions. (See "Changing the Allocation".)


ILLUSTRATIONS

Illustrations in this Prospectus or used in connection with the purchase of the Contract are based on hypothetical investment rates of return. We don't guarantee these rates. They are illustrative only, and not a representation of past or future performance. Actual rates of return may be more or less than those shown in the illustrations. Actual values will be different than those illustrated.

REPLACEMENT OF EXISTING COVERAGE

Generally, it is not advisable to purchase an insurance contract as a replacement for existing coverage. Before you buy a Contract, ask your Merrill Lynch Financial Consultant if changing, or adding to, current insurance coverage would be advantageous. Don't base your decision to replace existing coverage solely on a comparison of contract illustrations.

RIGHT TO CANCEL ("FREE LOOK" PERIOD) OR CONVERT

Once you receive the Contract, review it carefully to make sure it is what you want. Generally, you may return a Contract for a refund within the later of ten days after receiving it, 45 days from the date the application is completed, or ten days after we mail or personally deliver the Notice of Withdrawal Right to you. If you return the Contract during the "free look" period, we will refund the payment without interest.

You may also convert your Contract within 24 months into a contract with benefits that do not vary with the investment results of a separate account.

DISTRIBUTIONS FROM THE CONTRACT

Partial Withdrawals. Beginning in Contract year sixteen, you may make partial withdrawals, subject to certain conditions. (See "Partial Withdrawals".) Making a partial withdrawal may have tax consequences. (See "Tax Considerations".)

Surrenders. You may surrender your Contract at any time and receive the net cash surrender value. The net cash surrender value equals the investment base:

     - plus any unearned cost of insurance charges and rider costs;

     - less any accrued net loan cost since the last contract anniversary (or since the contract date during the first contract year);

     - plus, during the first 2 contract years, excess sales load.

Surrendering your Contract may have tax consequences. (See "Tax
Considerations".)

Loans. You may borrow money from us, using your Contract as collateral, subject to limits. We deduct loan debt from the amount payable on surrender of the Contract and from any death benefit payable. Loan interest accrues daily and, IF IT IS NOT PAID EACH YEAR, IT IS TREATED AS A NEW LOAN (CAPITALIZED) AND ADDED TO THE OUTSTANDING LOAN AMOUNT. If the Contract is a modified endowment contract, both the loan amount and the amount of capitalized interest are treated as taxable distributions. Depending upon investment performance of the divisions and the amounts borrowed, loans may cause a Contract to lapse. If the Contract lapses with loan debt outstanding, adverse tax consequences may result. Loans may have other adverse tax consequences. (See "Loans" and "Tax Considerations -- Tax Treatment of Loans and Other Distributions".)


FEES AND CHARGES

Contract Loading. We deduct certain charges from all your payments before we invest them in the investment divisions. These charges are:

     - SALES LOAD equal to 46.25% of each payment through the second base premium and 1.25% of each payment thereafter;


     - PREMIUM TAX CHARGE of 2.5% of each payment; and


     - FEDERAL TAX CHARGE of 1.25% of each payment.

(See "Contract Loading.")

Investment Base Charges. We deduct certain charges from your investment base on contract anniversaries or processing dates. These charges are:

     - COST OF INSURANCE -- on the contract date and on all processing dates after the contract date, we deduct a cost for the life insurance coverage we provide (see "Cost of Insurance"); and

     - RIDER COST -- on the contract date and on all processing dates after the contract date, we deduct a cost for any additional insurance rider you purchase.

     - NET LOAN COST -- on each contract anniversary, if there has been any loan debt during the prior year, we deduct a net loan cost. It equals a maximum of 2.0% of the loan debt per year (see "Loans").

Separate Account Charges. We deduct certain charges daily from the investment results of the investment divisions in the Separate Account. These charges are:

     - a MORTALITY AND EXPENSE RISK CHARGE deducted from all investment divisions. It is equivalent to .90% annually at the beginning of the year; and

     - a TRUST CHARGE deducted from only those investment divisions investing in the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the "Zero Trusts"). It is currently equivalent to .34% annually at the beginning of the year. It will never exceed .50% annually.


Advisory Fees and Fund Expenses. The portfolios in the Funds pay monthly advisory fees and other expenses. The following table helps you understand the costs and expenses you will bear, directly or indirectly. The table shows Fund expenses for the year ended December 31, 1999, as a percentage of each Fund's average net assets. For more information on fees and charges, see "Charges to Fund Assets".

                                                  MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
                              ---------------------------------------------------------------------------------------------------
                                               DEVELOPING     UTILITIES
                              BASIC   GLOBAL    CAPITAL       AND TELE-      INTERNATIONAL   SMALLCAP           BALANCED   GLOBAL
                              VALUE    BOND     MARKETS     COMMUNICATIONS      EQUITY        VALUE     INDEX   CAPITAL    GROWTH
      ANNUAL EXPENSES         FOCUS   FOCUS*    FOCUS(A)       FOCUS(B)         FOCUS*       FOCUS(B)    500    FOCUS(B)   FOCUS
      ---------------         -----   ------   ----------   --------------   -------------   --------   -----   --------   ------
Investment Advisory Fees....   .60%    .60%       1.00%          .60%             .75%         .75%      .30%     .60%      .75%
Other Expenses..............   .06%    .17%        .67%          .09%             .17%         .06%      .05%     .11%      .12%
                               ---     ---        ----           ---              ---          ---       ---      ---       ---
Total Annual Operating
  Expenses..................   .66%    .77%       1.67%          .69%             .92%         .81%      .35%     .71%      .87%
Expense Reimbursements......     0%      0%        .42%            0%               0%           0%        0%       0%        0%
                               ---     ---        ----           ---              ---          ---       ---      ---       ---
Net Expenses................   .66%    .77%       1.25%          .69%             .92%         .81%      .35%     .71%      .87%


                                                   MERRILL LYNCH SERIES FUND, INC.
                               ------------------------------------------------------------------------
                                         INTERMEDIATE   LONG-TERM
                                MONEY     GOVERNMENT    CORPORATE   HIGH    CAPITAL   GROWTH   MULTIPLE
       ANNUAL EXPENSES         RESERVE       BOND         BOND      YIELD    STOCK    STOCK    STRATEGY
       ---------------         -------   ------------   ---------   -----   -------   ------   --------
Investment Advisory Fees.....    .32%        .32%          .32%      .32%     .32%     .32%      .32%
Other Expenses...............    .05%        .06%          .07%      .07%     .05%     .05%      .07%
                                 ---         ---           ---       ---      ---      ---       ---
Total Annual Operating
  Expenses...................    .37%        .38%          .39%      .39%     .37%     .37%      .39%
Expense Reimbursements.......      0%          0%            0%        0%       0%       0%        0%
                                 ---         ---           ---       ---      ---      ---       ---
Net Expenses.................    .37%        .38%          .39%      .39%     .37%     .37%      .39%

                                MERRILL LYNCH SERIES FUND, INC.
                               ----------------------------------

                                 NATURAL       GLOBAL
       ANNUAL EXPENSES         RESOURCES(C)   STRATEGY   BALANCED
       ---------------         ------------   --------   --------
Investment Advisory Fees.....      .32%         .32%       .32%
Other Expenses...............      .27%         .10%       .06%
                                   ---          ---        ---
Total Annual Operating
  Expenses...................      .59%         .42%       .38%
Expense Reimbursements.......      .09%          .0%         0%
                                   ---          ---        ---
Net Expenses.................      .50%         .42%       .38%



                                                             ALLIANCE VARIABLE                               HOTCHKIS AND
                                                                 PRODUCTS                                        WILEY
                                      AIM VARIABLE           SERIES FUND, INC.         MFS(R) VARIABLE         VARIABLE
                                     INSURANCE FUNDS         (CLASS A SHARES)        INSURANCE TRUST(SM)         TRUST
                                 -----------------------   ---------------------   -----------------------   -------------
                                                                                                             HOTCHKIS AND
                                   AIM V.I.                ALLIANCE                   MFS                        WILEY
                                   CAPITAL      AIM V.I.    PREMIER    ALLIANCE    EMERGING        MFS       INTERNATIONAL
        ANNUAL EXPENSES          APPRECIATION    VALUE     GROWTH(D)   QUASAR(D)   GROWTH(E)   RESEARCH(E)        VIP
        ---------------          ------------   --------   ---------   ---------   ---------   -----------   -------------
Investment Advisory Fees.......      .62%         .61%       1.00%       1.00%        .75%         .75%           .75%
Other Expenses.................      .11%         .15%        .05%        .19%        .09%         .11%           .26%
                                     ---          ---        ----        ----         ---          ---           ----
Total Annual Operating
  Expenses.....................      .73%         .76%       1.05%       1.19%        .84%         .86%          1.01%
Expense Reimbursements.........        0%           0%          0%          0%          0%           0%             0%
                                     ---          ---        ----        ----         ---          ---           ----
Net Expenses...................      .73%         .76%       1.05%       1.19%        .84%         .86%          1.01%

                                   MERCURY
                                    ASSET
                                  MANAGEMENT
                                     V.I.
                                 FUNDS, INC.
                                   (CLASS A
                                   SHARES)
                                 ------------

                                 MERCURY V.I.
                                  U.S. LARGE
        ANNUAL EXPENSES             CAP(F)
        ---------------          ------------
Investment Advisory Fees.......       .65%
Other Expenses.................      2.18%
                                     ----
Total Annual Operating
  Expenses.....................      2.83%
Expense Reimbursements.........      1.58%
                                     ----
Net Expenses...................      1.25%


---------------

* Closed to allocations of premiums or contract value following the close of business on June 22, 1999.

NOTES TO FEE TABLE



(a) Merrill Lynch Asset Management L.P. ("MLAM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each Fund of the Variable Series Funds in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. Under this Reimbursement Agreement, the Developing Capital Markets Focus Fund was reimbursed for a portion of its operating expenses for 1999.



(b) Effective April 4, 2000, (i) the Special Value Focus Fund was renamed the Small Cap Value Focus Fund; (ii) the Global Utility Focus Fund was renamed the Utilities and Telecommunications Fund; and (iii) the Capital Focus Fund was renamed the Balanced Capital Focus Fund. See the accompanying prospectus for the Variable Series Funds for additional information regarding these changes.



(c) We have agreed to limit operating expenses for each Fund of the Series Fund in a given year to .50% of its average daily net assets. Under this agreement, the Natural Resources Portfolio was reimbursed for a portion of its operating expenses for 1999.



(d) The Fee Table does not reflect fees waived or expenses assumed by Alliance Capital Management L.P. ("Alliance") for the Alliance Quasar Portfolio during the year ended December 31, 1999. Such waivers and assumption of expenses were made on a voluntary basis. Alliance may discontinue or reduce any such waiver or assumption of expenses at any time without notice. During the fiscal year ended December 31, 1999, Alliance waived management fees totaling .24% for the Alliance Quasar Portfolio. Considering such reimbursements, "Total Annual Operating Expenses" would have been .95%.



(e) The MFS Emerging Growth Series and the MFS Research Series have expense offset arrangements which reduce each Fund's custodian fee based upon the amount of cash maintained by each Fund with its custodian and dividend disbursing agent. The Funds may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Funds' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the Funds. Had these fee reductions been taken into account, "Net Expenses" would have been 0.83% for the Emerging Growth Series and 0.85% for the Research Series.



(f) Mercury Asset Management International Ltd. has agreed to limit for one year the operating expenses paid by the Mercury V.I. U.S. Large Cap Fund to 1.25% of its average net assets.


This summary provides only a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and in the Contract. You should retain the Contract together with its attached applications, medical exam(s), amendments, riders, and endorsements. These are the entire agreement between you and us.

For the definitions of some important terms used in this Prospectus, see "Important Terms."

               FACTS ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY,
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED,
              THE SEPARATE ACCOUNT, THE FUNDS, AND THE ZERO TRUSTS

MERRILL LYNCH LIFE INSURANCE COMPANY

Merrill Lynch Life Insurance Company ("we" or "us") is a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and redomesticated under the laws of the State of Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. We are authorized to sell life insurance and annuities in 49 states, Guam, the U.S. Virgin Islands and the District of Columbia. We are also authorized to sell variable life insurance and variable annuities in most jurisdictions.
life insurance and annuities in 49 states, Guam, the U.S. Virgin Islands and the District of Columbia. We are also authorized to sell variable life insurance and variable annuities in most jurisdictions.

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("MLPF&S")

MLPF&S provides a world-wide broad range of securities brokerage and investment banking services. It provides marketing services for us and is the principal underwriter of the Contracts issued through the Separate Account. We retain MLPF&S to provide services relating to the Contracts under a distribution agreement. (See "Selling the Contracts".)

THE SEPARATE ACCOUNT

We established the Separate Account, a separate investment account, on November 16, 1990. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Separate Account. It meets the definition of a separate account under the federal securities laws. We use the Separate Account to support the Contract as well as other variable life insurance contracts we issue. The Separate Account is also governed by the laws of the State of Arkansas, our state of domicile.

We own all of the assets in the Separate Account. The assets of the Separate Account are kept separate from our general account and any other separate accounts we may have. Arkansas insurance law provides that the Separate Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct.

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to our other income, gains or losses. As required, the assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account.


There are currently 39 investment divisions in the Separate Account that are available for investment.


     - Ten invest in shares of a specific portfolio of the Merrill Lynch Series Fund, Inc. (the "Series Fund").

     - Seven invest in Class A shares of a specific portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds").


     - Two invest in shares of a specific portfolio of AIM Variable Insurance Funds (the "AIM V.I. Funds").



     - Two invest in shares of a portfolio of Alliance Variable Products Series Fund, Inc. (the "Alliance Fund").


     - Two invest in shares of a specific portfolio of MFS(R) Variable Insurance Trust(SM) (the "MFS Trust").


     - One invests in shares of a portfolio of the Hotchkis and Wiley Variable Trust (the "Hotchkis and Wiley Trust").


     - One invests in Class A shares of a portfolio of the Mercury Asset Management V.I. Funds, Inc. (the "Mercury V.I. Funds").


     - Fourteen invest in units of a specific Zero Trust.



On July 22, 1999, two investment divisions previously available under the Separate Account (the International Equity Focus Fund and the Global Bond Focus Fund of the Variable Series Funds) closed to allocations of premiums and investment base.


For more information, see "The Funds" below. You'll find complete information about the Funds and the Zero Trusts, including the risks associated with each portfolio in the accompanying prospectuses. They should be read along with this Prospectus.


Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available only through the Contract have names similar to funds not available through the Contract. The performance of any fund not available through the Contract is not indicative of performance of the similarly named fund available through the Contract.

NET RATE OF RETURN FOR AN INVESTMENT DIVISION

Each investment division has a distinct unit value (also referred to as "price" or "separate account index" in reports we furnish to you). When we allocate your payments or investment base to an investment division, we purchase units based on the value of a unit of the investment division as of the end of the valuation period during which the allocation occurs. When we transfer or deduct amounts out of an investment division, we redeem units in a similar manner. A valuation period is each business day together with any non-business days before it. A business day is any day the New York Stock Exchange is open or the SEC requires that we determine the unit value of an investment division.

For each investment division, the separate account index was initially set at $10.00. The separate account index for each subsequent valuation period fluctuates based upon the net rate of return for that period. We determine the net rate of return of an investment division at the end of each valuation period. The net rate of return reflects the investment performance of the division for the valuation period and the charges to the Separate Account.

For divisions investing in the Funds, shares are valued at net asset value and reflect reinvestment of any dividends or capital gains distributions declared by the Funds.

For divisions investing in the Zero Trusts, units of each Zero Trust are valued at the sponsor's repurchase price, as explained in the prospectus for the Zero Trusts.

CHANGES WITHIN THE ACCOUNT

We may add investment divisions. We also have the right to eliminate investment divisions from the Separate Account, to combine two or more investment divisions, or to substitute a new portfolio for the portfolio in which an investment division invests. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. If necessary, we would get prior approval from the Arkansas State Insurance Department and the Securities and Exchange Commission and any other required approvals before making such a substitution.

Subject to any required regulatory approvals, we reserve the right to transfer assets of the Separate Account or of any of the investment divisions to another separate account or investment division.

When permitted by law, we also reserve the right to:

     - deregister the Separate Account under the Investment Company Act of 1940;

     - operate the Separate Account as a management company under the Investment Company Act of 1940;

     - restrict or eliminate any voting rights of contract owners, or other persons who have voting rights as to the Separate Account; and

     - combine the Separate Account with other separate accounts.

                                   THE FUNDS

Below we list the funds into which the investment divisions may invest. There is no guarantee that any fund or portfolio will be able to meet its investment objective.

THE SERIES FUND

The Series Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Merrill Lynch Asset Management, L.P. ("MLAM"). All of its ten mutual fund portfolios are currently available through the Separate Account. The investment objectives and certain investment policies of the Series Fund portfolios are described below.

Money Reserve Portfolio seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with those objectives by investing in short-term money market securities.

Intermediate Government Bond Portfolio seeks to obtain the highest level of current income consistent with the protection of capital afforded by investing in intermediate-term loan debt securities issued or guaranteed by the U.S. Government or its agencies. The Portfolio will invest in such securities with a maximum maturity of 15 years.


Long-Term Corporate Bond Portfolio primarily seeks to provide a high level of current income. In addition, the Portfolio seeks the preservation of capital. In seeking to achieve these objectives, under normal circumstances the Portfolio invests at least 80% of the value of its total assets in loan debt securities that have a rating within the three highest grades of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's").



High Yield Portfolio primarily seeks a high level of current income. Secondarily, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objective by investing principally in fixed-income securities rated in the lower categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds").


Capital Stock Portfolio seeks long-term growth of capital and income, plus moderate current income. It generally invests in equity securities considered to be of good or improving quality or considered to be undervalued based on criteria such as historical price/book value and price/earnings ratios.


Growth Stock Portfolio seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of companies with the potential to achieve above-average earnings growth.


Multiple Strategy Portfolio seeks a high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity securities, intermediate and long-term loan debt securities and money market securities.


Natural Resources Portfolio seeks capital appreciation and to protect the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.


Global Strategy Portfolio seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers.

Balanced Portfolio seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than that normally available from an investment solely in loan debt securities by investing in a balanced portfolio of fixed-income and equity securities.

MLAM is indirectly owned and controlled by Merrill Lynch & Co., Inc. and is a registered adviser under the Investment Advisers Act of 1940. The Series Fund, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets".)

THE VARIABLE SERIES FUNDS


The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is MLAM. Class A shares of seven of its portfolios are currently available through the Separate Account. Two of its other portfolios are now closed to further investment. The investment objectives and certain investment policies of these Variable Series Funds portfolios are described below.


Basic Value Focus Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price/earnings ratio.


Global Bond Focus Fund seeks to provide high total investment return by investing in a global portfolio of fixed-income securities denominated in various currencies, including multinational currency units. The Fund will invest in fixed-income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLAM has determined to be of similar creditworthiness.


The investment division corresponding to this Fund closed to allocations of premiums and investment base on July 22, 1999.



Utilities and Telecommunications Focus Fund (formerly the Global Utility Focus
Fund) seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and loan debt securities issued by domestic and foreign companies which are, in the opinion of MLAM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.


International Equity Focus Fund seeks capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries.


The investment division corresponding to this Fund closed to allocations of premiums and investment base on July 22, 1999.


Developing Capital Markets Focus Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.


Small Cap Value Focus Fund (formerly the Special Value Focus Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Variable Series Funds believes have special investment value, and of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities.


Index 500 Fund seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").


Balanced Capital Focus Fund (formerly the Capital Focus Fund) seeks to achieve high total investment return. To do this, management of the Fund uses a flexible "fully managed" investment policy that shifts the emphasis among equity, debt (including money market), and convertible securities.



Global Growth Focus Fund seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.



The Variable Series Funds, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets".)


THE AIM V.I. FUNDS

The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is A I M Advisors, Inc. ("AIM"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the two available AIM V.I. Funds portfolios are described below.

AIM V.I. Capital Appreciation Fund seeks growth of capital through investment in common stocks, with emphasis on medium and small-sized growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to AIM's appraisal of the current or projected earnings of the companies issuing the securities, or relative to AIM's appraisal of current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.


AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, has served as an investment adviser since its organization in 1976. Today, AIM together with its subsidiaries, advises or manages over 120 investment portfolios, including the Funds, encompassing a broad range of investment objectives. The AIM V.I. Funds, as part of its operating expenses, pays an investment advisory fee to AIM. (See "Charges to Fund Assets".)


THE ALLIANCE FUND


The Alliance Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Alliance Capital Management L.P. ("Alliance"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of these Alliance Fund portfolios are described below.


Premier Growth Portfolio seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. This Fund is therefore not intended for contract owners whose principal objective is assured income and conservation of capital.

Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. The Fund invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation, and invests only incidentally for current income. The selection of securities based on the possibility of appreciation cannot prevent loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and is not intended for contract owners who want assured income or preservation of capital.


Alliance is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of AXA Financial, Inc., a holding company which is controlled by AXA, a French insurance holding company. The Alliance Fund, as part of its operating expenses, pays an investment advisory fee to Alliance. (See "Charges to Fund Assets".)


THE MFS TRUST

The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Massachusetts Financial Services Company ("MFS"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the available MFS Trust portfolios are described below.

MFS Emerging Growth Series will seek long-term growth of capital. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the series' adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.

MFS Research Series will seek to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that the series' adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.

MFS, a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, is a subsidiary of Sun Life of Canada (U.S.) Financial Service Holdings, Inc., which, in turn, is an indirect wholly owned subsidiary of Sun Life

Assurance Company of Canada. The MFS Trust, as part of its operating expenses, pays an investment advisory fee to MFS. (See "Charges to Fund Assets".)

THE HOTCHKIS AND WILEY TRUST


The Hotchkis and Wiley Trust is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Hotchkis and Wiley. The investment objective of this Hotchkis and Wiley Trust portfolio is described below.



Hotchkis and Wiley International VIP Portfolio seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. In investing the Fund, Hotchkis and Wiley follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth.



Hotchkis and Wiley, 725 S. Figueroa Street, Suite 4000, Los Angeles, California 90017-5400, is a division of MLAM. The Hotchkis and Wiley Trust, as part of its operating expenses, pays an investment advisory fee to Hotchkis and Wiley. (See "Charges to Fund Assets".)


THE MERCURY V.I. FUNDS


The Mercury V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Mercury Asset Management International Ltd. Class A shares of one of its mutual fund portfolios are available through the Separate Account. The investment objective of the Mercury V.I. U.S. Large Cap Fund is described below.


Mercury V.I. U.S. Large Cap Fund's main goal is long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies (which are companies whose market capitalization is at least $5 billion) located in the U.S. that Fund management believes are undervalued or have good prospects for earnings growth. The Fund may also invest up to 10% of its assets in stocks of companies located in Canada.


Mercury Asset Management International Ltd. is located at 33 King William Street, London EC4R 9AS, England. Its intermediate parent is Mercury Asset Management Group Ltd. a London-based holding company. The ultimate parent of Mercury Asset Management Group Ltd. is Merrill Lynch & Co., Inc. The Mercury V.I. U.S. Large Cap Fund, as part of its operating expenses, pays an investment advisory fee to Mercury Asset Management International Ltd. (See "Charges to Fund Assets".)


SPECIAL RISKS IN CERTAIN FUNDS

Investment in lower-rated loan debt securities, such as those in which the High Yield Portfolio of the Series Fund, and the Developing Capital Markets Focus and International Equity Focus Funds of the Variable Series Funds, expect to invest, entails relatively greater risk of loss of income or principal. The Developing Capital Markets Focus Fund of the Variable Series Funds has no established rating criteria for the loan debt securities in which it may invest, and will rely on MLAM's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize risk, these portfolios will diversify holdings among many issuers. However, there can be no assurance that diversification will protect these portfolios from widespread defaults during periods of sustained economic downturn.


Because a substantial portion of the Global Growth Focus Fund's assets may be invested on an international basis, you should be aware of certain risks of international investments, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in the Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income.


In seeking to protect the purchasing power of capital, the Natural Resources Portfolio of the Series Fund reserves the right, when management anticipates significant economic, political, or financial instability, such as high inflationary pressures or upheaval in foreign currency exchange markets, to invest a majority of its assets in companies that explore for, extract, process or deal in gold or in asset-based securities indexed to the value of gold bullion. The

Natural Resources Portfolio will not concentrate its investments in such securities until it has been advised that the Contracts' federal tax status will not be adversely affected as a result.


For the MFS Emerging Growth Series, the nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to abrupt or erratic market movements more than securities of larger, more established growth companies or the market averages in general. Shares of the MFS Emerging Growth Series, therefore, may fluctuate more in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.


For the Hotchkis and Wiley International VIP Portfolio, investing in emerging market and other foreign securities involves certain risk considerations not typically associated with investing in securities of U.S. issuers, including currency devaluations and other currency exchange rate fluctuations, political uncertainty and instability, more substantial government involvement in the economy, higher rates of inflation, less government supervision and regulation of the securities markets and participants in those markets, controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars, greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets, absence of uniform accounting and auditing standards, generally higher commission expenses, delay in settlement of securities transactions, and greater difficulty in enforcing shareholder rights and remedies.


Investment in these portfolios entails relatively greater risk of loss of income or principal. In addition, as described in the accompanying prospectus for the portfolios, you should consider many of these portfolios as a long-term investment and a vehicle for diversification, and not as a balanced investment program. It may not be appropriate to allocate all payments and investment base to a single investment division.


THE OPERATION OF THE FUNDS

Buying and Redeeming Shares. The Funds sell and redeem their shares at net asset value. Any dividend or capital gain distribution will be reinvested at net asset value in shares of the same portfolio.

Voting Rights. We are the legal owner of all Fund shares held in the Separate Account. We have the right to vote on any matter put to vote at the Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts according to instructions we receive from contract owners. Shares attributable to Contracts for which we receive no voting instructions will be voted in the same proportion as shares in the respective investment divisions for which we receive instructions. We will also vote shares not attributable to Contracts in the same proportion as shares in the respective investment divisions for which we received instructions. If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares in our own right, we may do so.


We determine the number of your shares in a division by dividing your Contract's investment base in that investment division by the net asset value of one share of the corresponding portfolio. We count fractional votes.


Under certain circumstances, state regulatory authorities may require us to disregard voting instructions. This may happen if following the instructions would mean voting to change the sub-classification or investment objectives of the portfolios, or to approve or disapprove an investment advisory contract.


We may also disregard instructions to vote for changes in the investment policy or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were:


     - contrary to state law;

     - prohibited by state regulatory authorities; or

     - decided by management that the change would result in overly speculative or unsound investments.

If we disregard voting instructions, we will include a summary of our actions in the next semi-annual report.

Resolving Material Conflicts. Shares of the Series Fund are available for investment by us, ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.) and Monarch Life Insurance Company (an insurance company not affiliated with us or Merrill Lynch & Co., Inc.). Shares of the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, the MFS Trust, and the Hotchkis and Wiley Trust are sold to separate accounts of ours, ML Life Insurance Company of New York, and insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity contracts, and may be sold to certain qualified plans. Shares of the Mercury V.I. Funds are sold to separate accounts of ours, ML Life Insurance Company of New York, and may in the future be sold to insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity contracts, and may be sold to certain qualified plans.

It is possible that differences might arise between our Separate Account and one or more of the other separate accounts which invest in the Funds. In some cases, it is possible that the differences could be considered "material conflicts." Such a "material conflict" could also arise due to changes in the law (such as state insurance law or federal tax law) which affect these different variable life insurance and variable annuity separate accounts. It could also arise by reason of differences in voting instructions from our contract owners and those of the other insurance companies, or for other reasons. We will monitor events to determine how to respond to conflicts. If a conflict occurs, we may need to eliminate one or more investment divisions of the Separate Account which invest in the Funds or substitute a new portfolio for a portfolio in which a division invests. In responding to any conflict, we will take the action we believe necessary to protect you consistent with applicable legal requirements.


Administrative Service Arrangements. The investment adviser of a Fund (or its affiliates) may pay compensation to us or our affiliates, which may be significant, in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others.



THE ZERO TRUSTS


The Zero Trusts are intended to provide safety of capital and a competitive yield to maturity. It purchases at a deep discount U.S. Government-backed investments which make no periodic interest payments. When held to maturity the investments should receive approximately a fixed yield. The value of Zero Trust units before maturity varies more than it would if the Zero Trusts contained interest-bearing U.S. Treasury securities of comparable maturities.

The Zero Trust portfolios consist mainly of:

     - bearer loan debt obligations issued by the U.S. Government stripped of their unmatured interest coupons;

     - coupons stripped from U.S. loan debt obligations; and

     - receipts and certificates for such stripped loan debt obligations and coupons.

The Zero Trusts currently available are shown below:


                                 TARGETED RATE OF RETURN
                                     TO MATURITY AS
                               ZERO TRUST MATURITY DATE OF
ZERO TRUST    MATURITY DATE          APRIL 19, 2000
----------    -------------    ---------------------------
   2001     February 15, 2001             4.00%
   2002     February 15, 2002             4.60%
   2003     August 15, 2003               4.95%
   2004     February 15, 2004             5.01%
   2005     February 15, 2005             4.80%
   2006     February 15, 2006             4.53%
   2007     February 15, 2007             4.67%
   2008     February 15, 2008             5.00%
   2009     February 15, 2009             4.97%
   2010     February 15, 2010             5.08%
   2011     February 15, 2011             4.96%
   2013     February 15, 2013             4.96%
   2014     February 15, 2014             5.04%
   2019     February 15, 2019             4.91%



Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc., is the sponsor for the Zero Trusts. The sponsor will sell units of the Zero Trusts to the Separate Account and has agreed to repurchase units that we need to sell to pay benefits and make reallocations. We pay the sponsor a fee for these transactions and are reimbursed through the trust charge assessed to the divisions investing in the Zero Trusts. (See "Charges to Divisions Investing in the Zero Trusts".)


Targeted Rate of Return to Maturity. Because the underlying securities in the Zero Trusts will grow to their face value on the maturity date, it is possible to estimate a compound rate of return to maturity for the Zero Trust units. But because the units are held in the Separate Account, the asset charge and the trust charge (described in "Charges to the Separate Account") must be taken into account in estimating a targeted rate of return for the Separate Account. The targeted rate of return to maturity for the Separate Account depends on the compound rate of return adjusted for these charges. It does not, however, represent the actual return on a payment that we might receive under the Contract on that date, since it does not reflect the charges for contract loading deducted from payments to the Contract, cost of insurance charges and rider costs, and any net loan cost deducted from a Contract's investment base (described in "Charges Deducted from the Investment Base").

Since the value of the Zero Trust units will vary daily to reflect the market value of the underlying securities, the compound rate of growth to maturity for the Zero Trust units and the targeted rate of return to maturity for the Separate Account will vary correspondingly.

                            FACTS ABOUT THE CONTRACT

WHO MAY BE COVERED

We will issue a Contract on the life of the insured so long as the relationship between the applicant and the insured meets our insurable interest requirements and provided the insured is not over age 85 or under age 20. We will determine the insured's issue age using the insured's age as of his or her birthday nearest the contract date. Before we'll issue a Contract, the insured must meet our medical and other underwriting and insurability requirements.

We assign insureds to underwriting classes which determine the cost of insurance rates we use in calculating cost of insurance deductions. We may issue Contracts on insureds in standard, non-smoker, or preferred non-smoker underwriting classes. We may also issue Contracts on insureds in a "substandard" underwriting class. Individuals in substandard classes have health or lifestyle factors less favorable than the average person. For a discussion of the effect of underwriting classification on cost of insurance deductions, see "Cost of Insurance".

INITIAL PAYMENT

Minimum. To purchase a Contract, you must complete an application and make a payment. We require the payment to put the Contract into effect. In the application, you select the face amount of the Contract. The amount of the minimum initial payment for a Contract depends on the face amount you select, and the insured's issue age, sex, and underwriting class. The minimum initial payment for any Contract is 75% of the base premium. We won't, however, accept an initial payment for a specified face amount that would provide a guarantee period of less than two years, or that would cause the Contract to fail to qualify under federal tax law as we interpret it. You may make additional payments. (See "Making Additional Payments".)

Coverage. Insurance coverage generally begins on the contract date. This is usually the next business day following receipt of the initial payment at our Service Center. Prior to the contract date, we may provide temporary life insurance coverage under a temporary insurance agreement. Under our underwriting rules, in most states, temporary life insurance coverage may not exceed $300,000 and may not last more than 90 days.

Backdating. As provided for under state insurance law you may backdate the Contract to preserve the insured's age. However, you can't backdate more than six months before the date the application was completed. We deduct cost of insurance charges and rider costs for the backdated period on the contract date.

Selecting the Initial Face Amount. The minimum initial face amount is $250,000 or that face amount which generates a $4,000 base premium, if larger. The maximum face amount that you may specify for a given initial payment is the amount which will provide an initial guarantee period of at least two years. The guarantee period will be shorter for the same initial payment if you request a larger face amount. The initial face amount will change if you change your death benefit option or take a partial withdrawal.

If we determine that, based on your initial payment and the face amount, your Contract will be a modified endowment contract, we will issue the Contract provided that:

     - you sign a statement acknowledging that the Contract is a modified endowment contract; or

     - you agree either to reduce the initial payment or to increase the face amount to a level where the Contract will not be a modified endowment contract.

For a discussion about the tax consequences of purchasing a modified endowment contract, see "Tax Considerations."

Initial Guarantee Period. We determine the initial guarantee period for a Contract based on the initial payment, face amount and any additional insurance rider face amount. We will adjust the guarantee period when:

     - you make an additional payment;

     - you take a partial withdrawal;

     - you change your death benefit option; or

     - you increase or decrease your additional insurance rider face amount.

The guarantee period is the period of time we guarantee that the Contract will remain in force regardless of investment experience unless loan debt exceeds certain contract values. We base the guarantee period on the guaranteed maximum cost of insurance rates in the Contract, guaranteed maximum rider costs (if you elect an additional insurance rider), the contract loading and a 5% interest assumption. This means that for a given initial payment and face amount, different insureds will have different guarantee periods depending on their age, sex and underwriting class. For example, an older insured will have a shorter guarantee period than a younger insured of the same sex and in the same underwriting class.


The maximum guarantee period extends to the date the insured would reach attained age 100.

ADDITIONAL INSURANCE RIDER

You may purchase additional insurance coverage, payable to the beneficiary when the insured dies, through an additional insurance rider either when you purchase the Contract or on any contract anniversary before the insured reaches attained age 85. Currently, when you purchase the Contract, the maximum additional insurance rider face amount is three times the face amount of the Contract. The minimum additional insurance rider face amount at any time is $100,000. We will deduct a cost of insurance charge for the rider from your Contract's investment base on each processing date. This rider charge will be based on the same cost of insurance rates as the Contract. (See "Cost of Insurance.") There is no additional contract loading associated with this coverage.


You may increase (subject to providing evidence of insurability) or decrease (after your seventh contract anniversary) your additional insurance rider face amount once each year. Any change must be at least $100,000. The change will take effect on the contract anniversary after underwriting approval of the change. After the change takes place, we will calculate a new guarantee period using the existing fixed base and the face amount of the Contract plus the new additional insurance rider face amount. If you decrease the additional insurance rider face amount, the guarantee period will increase; and if you increase the additional insurance rider face amount, the guarantee period will decrease. We will not allow an increase on the first contract anniversary if the contract's face amount plus the new rider face amount would provide a guarantee period of less than one year from the effective date of the increase.


If you decrease the rider face amount you may cause the Contract to become a modified endowment contract. In such a case, we will not process the decrease until you confirm in writing that you intend to convert the Contract to a modified endowment contract. Increasing or decreasing the additional insurance rider face amount may have adverse tax consequences. You should consult a tax adviser before changing the face amount of the additional insurance rider.

RIGHT TO CANCEL ("FREE LOOK" PERIOD)

You may cancel your Contract during the "free look" period by returning it for a refund. Generally, the "free look" period ends the later of ten days after you receive the Contract, 45 days from the date you complete the application, or ten days after we mail or personally deliver the Notice of Withdrawal Right to you. To cancel the Contract during the "free look" period, you must mail or deliver the Contract to our Service Center or to the financial consultant who sold it. We will refund your payment without interest. We may require you to wait six months before applying for another contract.

MAKING ADDITIONAL PAYMENTS


After the end of the "free look" period, you may make additional payments so long as the insured is living. Additional payments must be at least $100. If an additional payment would cause the Contract to become a modified endowment contract we will return the additional payment, unless you confirm in writing that you intend to convert the Contract to a modified endowment contract. We may still return the additional amount until we receive your instructions. We will return that portion of any additional payment beyond the amount necessary to extend the guarantee period to the date the insured would reach attained age
100. We will also return any additional payment which would cause the Contract to fail to qualify as life insurance under federal tax laws as we interpret them.


You may elect to make additional payments annually, semi-annually or quarterly. You may also make payments on a monthly basis if you authorize us to withdraw the payment from your CMA(1) account. If you have the CMA Insurance Service, additional payments may be withdrawn automatically from your CMA account and transferred to your Contract. The withdrawals will continue under the plan specified until we are notified otherwise. For additional payments not withdrawn from a CMA account, we will send you reminder notices.

If we have applied any excess sales load to keep the Contract in force, we will first apply an additional payment (less contract loading) to recover such excess sales load. We will next apply an additional payment as a loan repayment, if there is any loan debt. We will apply any excess as an additional payment.

---------------

(1)Cash Management Account and CMA are registered trademarks of Merrill Lynch, Pierce, Fenner & Smith Incorporated.

Effect of Additional Payments. Generally, we accept any additional payment the day we receive it. On the date we accept an additional payment we will:

     - increase the Contract's investment base by the amount of the payment minus any applicable contract loading;

     - reflect the payment in the calculation of the variable insurance amount (see "Variable Insurance Amount"); and

     - increase the fixed base by the amount of the payment less applicable contract loading.


As of the processing date on or next following the day we receive and accept an additional payment, we will increase the guarantee period if the guarantee period before the additional payment is prior to the date the insured would reach attained age 100.


We will determine the increase in the guarantee period by taking the immediate increase in the cash value resulting from the additional payment and adding interest at the annual rate of 5% for the period from when we receive and accept the payment to the contract processing date on or next following such date. This is the guarantee adjustment amount. We add the guarantee adjustment amount to the fixed base and we use the resulting new fixed base to calculate a new guarantee period.

The amount of the increase in the guarantee period will depend on the amount of the additional payment and the contract year in which we receive and accept it.

The Examples below show the effect of additional payments. Example 1 shows the effect on the guarantee period of a $5,000 additional payment at the beginning of contract year five. Example 2 shows the effect of a $10,000 additional payment at the beginning of contract year five. Example 3 shows the effect of a $5,000 additional payment at the beginning of contract year six. All three examples assume that death benefit option 1 has been elected, that annual payments of $9,055 have been made up to the contract year reflected in the example and that no other contract transactions have been made.

                               MALE ISSUE AGE 45
                    INITIAL PAYMENT PLUS ANNUAL PAYMENTS OF
                                     $9,055
                             FACE AMOUNT: $500,000
                      INITIAL GUARANTEE PERIOD: 2.5 YEARS
                            DEATH BENEFIT OPTION: 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                        EXAMPLE 1
----------------------------------------------------------
CONTRACT            ADDITIONAL              INCREASE IN
  YEAR               PAYMENT              GUARANTEE PERIOD
--------            ----------            ----------------
   5                $5,000                  1.5 yrs
                        EXAMPLE 2
----------------------------------------------------------
CONTRACT            ADDITIONAL              INCREASE IN
  YEAR               PAYMENT              GUARANTEE PERIOD
--------            ----------            ----------------
   5                $10,000                 3   yrs
                        EXAMPLE 3
----------------------------------------------------------
CONTRACT            ADDITIONAL              INCREASE IN
  YEAR               PAYMENT              GUARANTEE PERIOD
--------            ----------            ----------------
   6                $5,000                  1.25 yrs

INVESTMENT BASE

A Contract's investment base is the sum of the amounts invested in each of the investment divisions. On the contract date, the investment base equals the initial payment minus contract loading and cost of insurance charges and rider costs. We adjust the investment base daily to reflect the investment performance of the investment divisions you've selected. (See "Net Rate of Return for an Investment Division".) The investment performance reflects the deduction of Separate Account charges. (See "Charges to the Separate Account".)

Partial withdrawals, loans and deductions for cost of insurance, rider costs, and net loan cost decrease the investment base. (See "Charges Deducted from the Investment Base", "Partial Withdrawals", and "Loans".) Loan repayments and additional payments increase it. You may elect from which investment divisions loans and partial withdrawals are taken and to which investment divisions repayments and additional payments are added. If you don't make an election, we will allocate increases and decreases proportionately to your investment base in the investment divisions selected.

Initial Investment Allocation and Preallocation. Generally, during the first 14 days following the in force date, the initial payment minus contract loading will remain in the division investing in the Money Reserve Portfolio. Afterward, we'll reallocate the investment base to the investment divisions you've selected. You may invest in up to five of the investment divisions.

Changing the Allocation. Currently, you may change investment allocations as often as you wish. However, we may charge up to $25 for each change in excess of six each year. To change your investment base allocation, call or write our Service Center. (See "Some Administrative Procedures".) A dollar cost averaging feature may also be available. (See "Dollar Cost Averaging".)

Zero Trust Allocations. If your investment base is in any of the Zero Trusts, we'll notify you 30 days before that Trust matures. You must tell us in writing at least seven days before the maturity date how to reinvest the proceeds. If you don't tell us, we'll move the proceeds to the investment division investing in the Money Reserve Portfolio. Units of a specific Zero Trust may no longer be available when we receive a request for allocation. Should this occur, we'll attempt to notify you immediately so that you can change the request.

Allocation to the Division Investing in the Natural Resources Portfolio. We reserve the right to suspend the sale of units of the investment division investing in the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

CHARGES


We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We may use proceeds from any charges, including the mortality and expense risk charge and cost of insurance, in part to cover distribution expenses.


We deduct certain charges pro-rata from the investment base on processing dates. (See "Charges Deducted from the Investment Base".) We deduct a contract loading from each payment you make. (See "Contract Loading".) We also deduct certain charges daily from the investment results of each investment division in the Separate Account in determining its net rate of return. (See "Charges to the Separate Account".) The portfolios in the Funds also pay monthly advisory fees and other expenses. (See "Charges to Fund Assets".)

CHARGES DEDUCTED FROM THE INVESTMENT BASE

Cost of Insurance. We deduct a cost of insurance charge from the investment base on the contract date and each processing date thereafter. This charge compensates us for the cost of providing life insurance coverage on the insured. It is based on the insured's underwriting class, sex and attained age, and the Contract's net amount at risk.

To determine the cost of insurance, we multiply the current cost of insurance rate by the Contract's net amount at risk. The net amount at risk is the difference, as of a processing date, between the death benefit (adjusted for interest at an annual rate of 5%) and the cash value, but before the deduction for cost of insurance.

Current cost of insurance rates may be equal to or less than the guaranteed cost of insurance rates. For all insureds, current cost of insurance rates are lower for insureds in a preferred non-smoker underwriting class than for insureds of the same age in a non-smoker underwriting class; and are lower for insureds in a non-smoker underwriting class than for insureds of the same age and sex in a standard underwriting class.

We guarantee that the current cost of insurance rates will never exceed the maximum guaranteed rates shown in the Contract. The maximum guaranteed rates (except those issued on a substandard basis) do not exceed the rates based on the 1980 Commissioners Standard Ordinary Mortality Table (1980 CSO Table). We may use rates that are equal to or less than these rates, but never greater. The maximum rates for Contracts issued on a substandard basis are based on a multiple of the 1980 CSO Table. Any change in the current cost of insurance rates will apply to all insureds of the same age, sex and underwriting class whose Contracts have been in force for the same length of time.

Net Loan Cost.  The net loan cost is explained under "Loans".

Rider Charges. We deduct rider charges on the contract date and on each processing date thereafter. These charges are explained under "Additional Insurance Rider."

CONTRACT LOADING


We deduct contract loading from each payment you make. The contract loading equals 50% of each payment you make until you make cumulative payments equaling two base premiums, and 5% of each payment thereafter. This charge consists of a sales load, a charge for federal taxes and a premium tax charge.



The sales load is equal to 46.25% of each payment through the second base premium and 1.25% of each payment thereafter. It compensates us for sales expenses and the costs for underwriting and issuing the Contract. We may reduce the sales load for older ages and/or substandard cases and in certain group or sponsored arrangements.


The charge for federal taxes is equal to 1.25% of each payment.


The state and local premium tax charge is equal to 2.5% of each payment.


Excess Sales Load. The excess sales load equals any sales load we deduct from the first two base premiums in excess of:

     - 30% of premium amounts paid up to an amount equal to the first base premium; and

     - 10% of additional premium amounts paid up to an amount equal to the second base premium.

We calculate and apply the excess sales load in the following situations only in the first 24 contract months:


     - We refund it to you if you surrender the Contract or the Contract lapses, except to the extent we have previously applied it to keep the Contract in force.


     - We add it to the cash value to keep the Contract in force if loan debt exceeds the larger of (i) cash value plus any excess sales load we have not previously applied to keep the Contract in force and (ii) the fixed base.

     - We add it to the cash value to determine the variable insurance amount.

CHARGES TO THE SEPARATE ACCOUNT


Mortality and Expense Risk Charge. Each day we deduct a mortality and expense risk charge from each division of the Separate Account. The total amount of this charge is .90% annually at the beginning of the year. Of this amount, .75% is for


     - the risk we assume that insureds as a group will live for a shorter time than actuarial tables predict. As a result, we would be paying more in death benefits than planned; and

     - the risk we assume that it will cost us more to issue and administer the Contracts than expected.

The remaining amount, .15%, is for

     - the risks we assume for potentially unfavorable investment results. One risk is that the Contract's cash value cannot cover the charges due during the guarantee period.


If the mortality and expense risk charge is not enough to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and we may use it to finance distribution expenses. We cannot increase the total charge.

Charges to Divisions Investing in the Zero Trusts. We assess a daily trust charge against the assets of each division investing in the Zero Trusts. This charge reimburses us for the transaction charge paid to MLPF&S when units are sold to the Separate Account. The trust charge is currently equivalent to .34% annually at the beginning of the year. We may increase it, but it won't exceed
 .50% annually at the beginning of the year. The charge is based on cost with no expected profit.

Tax Charges. We have the right under the Contract to impose a charge against Separate Account assets for its taxes, if any. We don't currently impose such a charge, but we may in the future. Also, see "Contract Loading" above for a discussion of tax charges included in the contract loading.

CHARGES TO FUND ASSETS

Charges to Series Fund Assets. The Series Fund incurs operating expenses and pays a monthly advisory fee to MLAM. This fee equals an annual rate of:

     - .50% of the first $250 million of the aggregate average daily net assets of the Series Fund;

     - .45% of the next $50 million of such assets;

     - .40% of the next $100 million of such assets;

     - .35% of the next $400 million of such assets; and

     - .30% of such assets over $800 million.

We have agreed to reimburse the Series Fund so that the ordinary expenses of each portfolio (which include the monthly advisory fee) do not exceed .50% of the portfolio's average daily net assets. We have also agreed to reimburse MLAM for any amounts it pays under the investment advisory agreement, as described below. These reimbursement obligations will remain in effect so long as the advisory agreement remains in effect and cannot be amended or terminated without Series Fund approval.

Charges to Variable Series Funds Assets. The Variable Series Funds incurs operating expenses and pays a monthly advisory fee to MLAM at an annual rate of the average daily net assets of each portfolio. The fee for each is shown as follows:


                   PORTFOLIO NAME                     ADVISORY FEE
                   --------------                     ------------
Basic Value Focus Fund                                    .60%
Global Bond Focus Fund                                    .60%
Utilities and Telecommunications Focus Fund               .60%
Index 500 Fund                                            .30%
International Equity Focus Fund                           .75%
Developing Capital Markets Focus Fund                    1.00%
Small Cap Value Focus Fund                                .75%
Balanced Capital Focus Fund                               .60%
Global Growth Focus Fund                                  .75%


MLAM and Merrill Lynch Life Agency, Inc. have entered into agreements which limit the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each fund in a given year to 1.25% of its average daily net assets. These reimbursement agreements provide that any such expenses greater than 1.25% of average daily net assets will be reimbursed to the fund by MLAM which, in turn, will be reimbursed by Merrill Lynch Life Agency, Inc.

Charges to AIM V.I. Funds Assets. The AIM V.I. Funds incurs operating expenses and pays a monthly advisory fee to AIM at an annual rate of .65% of the first $250 million of each fund's average daily net assets and .60% of each fund's average daily net assets in excess of $250 million.

Charges to Alliance Fund Assets. The Alliance Fund incurs operating expenses and pays a monthly advisory fee to Alliance at an annual rate of 1.00% of each of the Alliance Premier Growth Portfolio's and the Alliance Quasar Portfolio's average daily net assets.


Charges to MFS Trust Assets. The MFS Trust incurs operating expenses and pays a monthly advisory fee to MFS at an annual rate of .75% of the average daily net assets of each of the MFS Emerging Growth Series and MFS Research Series.

Charges to Hotchkis and Wiley Trust Assets. The Hotchkis and Wiley Trust incurs operating expenses and pays a monthly advisory fee to Hotchkis and Wiley at an annual rate of .75% of the average daily net assets of the Hotchkis and Wiley International VIP Portfolio.


Hotchkis and Wiley has agreed to make reimbursements so that the regular annual operating expenses of the Fund do not exceed 1.35% of its average net assets. This agreement will not be terminated without notice to investors.


Charges to Mercury V.I. Funds Assets. The Mercury V.I. Funds incurs operating expenses and pays a monthly advisory fee to Mercury Asset Management International Ltd. at an annual rate of .65% of the average daily net assets of the Mercury V.I. U.S. Large Cap Fund.

Mercury Asset Management International Ltd. has agreed to limit the operating expenses paid by the Mercury V.I. U.S. Large Cap Fund for one year to 1.25% of its average daily net assets.

GUARANTEE PERIOD

Subject to certain conditions, we guarantee that regardless of investment performance the Contract will stay in effect for the guarantee period. Additional payments, partial withdrawals, changes in death benefit options, and increases and decreases in the face amount of the additional insurance rider may affect the guarantee period. We won't cancel the Contract during the guarantee period unless loan debt exceeds certain contract values. We hold a reserve in our general account to support this guarantee.

When the Guarantee Period is Less Than for Life. After the end of the guarantee period, we may cancel the Contract if the cash value (plus certain excess sales load during the first 24 contract months) on a processing date is insufficient to cover charges due on that date.

We will notify you before canceling the Contract. You will then have 61 days to pay an amount, after deducting contract loading, which equals at least three times the charges that were due (and not deducted) on the processing date when we determined the cash value to be insufficient, plus any excess sales load we previously applied to keep the Contract in force. If you pay this amount, we will deduct the charges due and apply the balance to the investment base. If we haven't received the required payment by the end of this grace period, we'll cancel the Contract.

At that time we will deduct any charges for cost of insurance and rider costs for the grace period, and refund any unearned charges for cost of insurance, rider costs, and any excess sales load not used to keep the contract in force.


Automatic Adjustment. On any contract anniversary, if the cash value is greater than the fixed base necessary to cause the guarantee period to extend until the date the insured would reach attained age 100, we will extend the guarantee period to that date.


Reinstatement. Subject to state regulation, if we cancel a Contract, it may be reinstated while the insured is still living if:

     - You request the reinstatement within three years after the end of the grace period;

     - We receive satisfactory evidence of insurability; and

     - You pay the reinstatement payment. The reinstatement payment is the minimum payment for which we would then issue a Contract for the minimum guarantee period with the same face amount as the original Contract, based on the insured's attained age and underwriting class as of the effective date of the reinstated Contract.

The effective date of a reinstated contract is the processing date on or next following the date the reinstatement application is approved. Thus, if the insured dies before the effective date of the reinstated Contract, we won't pay a death benefit.

CASH VALUE

Because investment results vary daily, we don't guarantee any minimum cash value. On any date the cash value equals:

     - the Contract's investment base on that date;

     - plus loan debt;

     - plus unearned cost of insurance charges and rider costs;

     - minus any accrued net loan cost since the last contract anniversary (or since the contract date during the first contract year).

Canceling to Receive Net Cash Surrender Value. You may cancel the Contract at any time while the insured is living to receive the net cash surrender value in a lump sum or under an income plan. We will determine the net cash surrender value as of the date we receive your written request at our Service Center. If the Contract is cancelled during the first 24 contract months, any excess sales load not used to keep the Contract in force will also be paid to you. You must make the request in writing in a form satisfactory to us. All rights to death benefits will end on the date you send the written request to us. Canceling the Contract may have tax consequences. See "Tax Considerations."

PARTIAL WITHDRAWALS

Currently, beginning in Contract year sixteen, and subject to state regulation, you may make partial withdrawals by submitting a request in a form satisfactory to us.

     - You may make one partial withdrawal each contract year.

     - The amount of any partial withdrawal may not exceed 90% of the Contract's cash value less any loan debt.

     - The effective date of the withdrawal is the date our Service Center receives a withdrawal request.

     - The minimum amount for each partial withdrawal is $1,000.

     - Following a partial withdrawal, the remaining cash value minus loan debt must be at least $5,000.

     - A partial withdrawal may not be repaid.


We will not permit a partial withdrawal if after the withdrawal:



     - the guarantee period would extend beyond the date the insured would reach attained age 100; or



     - the Contract would not qualify as life insurance under federal tax law.


If the partial withdrawal would cause the Contract to become a modified endowment contract, we will delay processing the withdrawal until you confirm in writing your intention to convert the Contract to a modified endowment contract.

A partial withdrawal may have tax consequences. See "Tax Considerations."

Effect on Variable Insurance Amount, Investment Base, Cash Value, Fixed Base, and Face Amount. As of the effective date of the withdrawal, we reduce the investment base, cash value, and fixed base by the amount of the partial withdrawal. If you choose death benefit option 1, we will reduce the face amount of the Contract by the amount of the partial withdrawal. Unless you tell us differently, we allocate this reduction proportionately to the investment base in your investment divisions. In addition, we reduce the variable insurance amount by the amount of the withdrawal multiplied by the cash value corridor factor. (See "Cash Value Corridor Factor.")

Effect on Guarantee Period. As of the processing date on or next following a partial withdrawal, we calculate a new guarantee period. We do this by taking the immediate decrease in cash value resulting from the partial withdrawal and adding to that amount interest at an annual rate of 5% for the period from the date of the withdrawal to the contract processing date on or next following such date. This is the guarantee adjustment amount. We subtract the guarantee adjustment amount from the fixed base and use the new fixed base to calculate a new guarantee period.

The examples below show the effect of partial withdrawals. The amount of the reduction in the face amount will depend on the amount of the partial withdrawal, the face amount at the time of the withdrawal and the contract year in which the withdrawal is made. Larger withdrawals result in larger reductions in the guarantee period. The same partial withdrawal made at the same time from Contracts with the same guarantee period but with different face amounts would result in a greater reduction in the guarantee period for the Contract with the smaller face amount.

Examples 1 and 2 show the effect on the guarantee period of partial withdrawals for $5,000 and $10,000 taken at the beginning of contract year sixteen. Example 3 shows the effect on the guarantee period of a $10,000 partial withdrawal taken at the beginning of contract year eighteen. All three examples assume that death benefit option 1 has been elected, that annual payments of $9,055 have been made up to the contract year reflected in the example and that no other contract transactions have been made.

                               MALE ISSUE AGE 45
                    INITIAL PAYMENT PLUS ANNUAL PAYMENTS OF
                                     $9,055
                             FACE AMOUNT: $500,000
                      INITIAL GUARANTEE PERIOD: 2.5 YEARS
                            DEATH BENEFIT OPTION: 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                        EXAMPLE 1
----------------------------------------------------------
CONTRACT             PARTIAL                DECREASE IN
  YEAR              WITHDRAWAL            GUARANTEE PERIOD
--------            ----------            ----------------
   16                 $5,000                .25 yrs
                        EXAMPLE 2
----------------------------------------------------------
CONTRACT             PARTIAL                DECREASE IN
  YEAR              WITHDRAWAL            GUARANTEE PERIOD
--------            ----------            ----------------
   16                $10,000                .75 yrs
                        EXAMPLE 3
----------------------------------------------------------
CONTRACT             PARTIAL                DECREASE IN
  YEAR              WITHDRAWAL            GUARANTEE PERIOD
--------            ----------            ----------------
   18                $10,000                .75 yrs

LOANS

You may use the Contract as collateral to borrow funds from us. The minimum loan is $1,000. You may repay all or part of the loan debt any time during the insured's lifetime. Each repayment must be for at least $1,000 or the amount of the loan debt, if less. Certain states won't permit a minimum amount that can be borrowed or repaid. If we previously applied any excess sales load to keep the Contract in force, we will first apply any loan repayment to repay such excess sales load.

Loans may have tax consequences -- See "Tax Considerations."

When you take a loan, we transfer from your investment base the amount of the loan and hold it as collateral in our general account. When a loan repayment is made, we transfer the amount of the repayment from the general account to the investment divisions. You may select the divisions you want to borrow from, and the divisions you want to repay (including interest payments). If you don't specify, we'll take the borrowed amounts proportionately from and make repayments proportionately to your investment base as then allocated to the investment divisions.

If you have the CMA Insurance Service, you can transfer loans and loan repayments to and from your CMA account.

Effect on Death Benefit and Cash Value. Whether or not you repay a loan, taking a loan will have a permanent effect on a Contract's cash value and may have a permanent effect on its death benefit. This is because the collateral for a loan does not participate in the performance of the investment divisions while the loan is outstanding. If the amount credited to the collateral is more than what is earned in the investment divisions, the cash value will be higher as a result of the loan, as may be the death benefit. Conversely, if the amount credited is less, the cash value will be lower, as may be the death benefit. In that case, the lower cash value may cause the Contract to lapse sooner than if no loan had been taken.

Loan Value. The loan value of a Contract equals 90% of its cash value. The sum of all outstanding loan amounts plus accrued interest is called loan debt. The maximum amount that can be borrowed at any time is the difference between the loan value and the loan debt.


Interest. While loan debt remains unpaid, we may charge interest at a maximum rate of 6% annually, subject to state regulation. Currently, we charge interest at 5.75% annually. Interest accrues each day and payments are due at the end of each contract year. IF YOU DON'T PAY THE INTEREST WHEN DUE, IT IS TREATED AS A NEW LOAN AND WE ADD IT TO THE UNPAID LOAN AMOUNT. Loan debt is considered part of cash value which is used to calculate gain.


The amount held in our general account as collateral for a loan earns interest at a minimum of 4% annually. Currently the loan amount earns interest at an annual rate of 5%.

Net Loan Cost. IN ADDITION TO THE LOAN INTEREST WE CHARGE, on each contract anniversary we reduce the investment base by the net loan cost (the difference between the interest charged and the earnings on the amount held as collateral in the general account). Since the interest charged is 5.75% and the collateral amount earns interest at an annual rate of 5%, the current net loan cost on loaned amounts is .75%. We take the net loan cost into account in determining the net cash surrender value of the Contract if the date of surrender is not a contract anniversary.

Cancellation Due to Excess Loan Debt.  If the loan debt exceeds the larger of
(i) the cash value (plus excess sales load during the first 24 contract months) and less charges due on that date and (ii) the fixed base on a processing date, INCLUDING A PROCESSING DATE DURING THE GUARANTEE PERIOD, we will cancel the Contract 61 days after we mail a notice of intent to terminate the Contract to you unless we have received at least the minimum repayment amount specified in the notice. Upon termination, we will deduct any cost of insurance charges and rider costs that may be applicable to the 61-day period and refund any unearned cost of insurance charges, rider costs, and any excess sales load that we did not previously apply to keep the Contract in force. If the Contract lapses with loan debt outstanding, you may have adverse tax consequences. (See "Tax Considerations -- Contract Loans".)

DEATH BENEFIT PROCEEDS

We will pay the death benefit proceeds to the beneficiary when we receive all information needed to process the payment, including due proof of the insured's death. When we first receive reliable notification of the insured's death by a representative of the owner or the insured, we may transfer the investment base to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.

Amount of Death Benefit Proceeds. The death benefit proceeds depend on the death benefit option you choose.

     - Under option 1, the death benefit equals the larger of the face amount or the variable insurance amount.

     - Under option 2, the death benefit equals the larger of (1) the face amount plus the cash value or (2) the variable insurance amount.

TO DETERMINE THE DEATH BENEFIT PROCEEDS, WE WILL SUBTRACT ANY LOAN DEBT FROM THE DEATH BENEFIT AND ADD ANY RIDER BENEFITS PAYABLE. The values used in calculating the death benefit proceeds are as of the date of death. If the insured dies during the grace period, the death benefit proceeds equal the death benefit proceeds in effect immediately before the grace period minus any overdue charges. (See "When the Guarantee Period is Less Than for Life".)

Variable Insurance Amount. We determine the variable insurance amount daily by multiplying the cash value (plus excess sales load during the first 24 Contract months) by the cash value corridor factor.

                           CASH VALUE CORRIDOR FACTOR


We use the cash value corridor factor to determine the amount of death benefit purchased by $1.00 of cash value. It is based on the insured's attained age on the date of calculation. It decreases over time as the insured's age increases. As a result, the variable insurance amount as a multiple of the cash value will decrease over time. Your contract contains a table of factors as of each anniversary.


               Table of Illustrative Cash Value Corridor Factors
                                on Anniversaries

  ATTAINED AGE     FACTOR
  ------------    --------
  40 and under      250%
       45           215%
       55           150%
       65           120%
     75-90          105%
  95 and over       100%

Changing the Death Benefit Option. On each contract anniversary beginning with the fifteenth, you may change the death benefit option. We will change the face amount to keep the death benefit constant on the effective date of the change. Therefore, if you change from option 1 to option 2, we will decrease the face amount of the Contract by the cash value on the date of the change. We will not permit a change in the death benefit option if it would result in a face amount of less than $100,000. If the change is from option 2 to option 1, we will increase the face amount of the Contract by the cash value on the date of the change.

If you request a change from option 1 to option 2, we will require you to provide evidence of insurability. We will not permit a change in the death benefit option if after the change the Contract would fail to qualify as life insurance under federal tax laws as we interpret them.


As of the effective date of a change in the death benefit option that results in a change in the face amount, we calculate a new guarantee period using the new face amount (plus the additional insurance rider face amount) and the fixed base on that date.


A change in the death benefit option may cause the Contract to become a modified endowment contract. In such a case, we will not process the change until you confirm in writing that you wish to convert the Contract. Changing the death benefit option may also have other adverse tax consequences. You should consult a tax adviser before changing your Contract's death benefit option.

Example 1 below shows the effect on the face amount of a change from option 1 to option 2 and Example 2 shows the effect on the face amount of a change from option 2 to option 1. The face amount before each change is $500,000.

                                   EXAMPLE 1
          ------------------------------------------------------------
                              Before Option Change
                     Death Benefit under Option 1: $500,000
                             Face Amount: $500,000
                              Cash Value: $40,000

                              After Option Change
                     Death Benefit under Option 2: $500,000
                             Face Amount: $460,000
                              Cash Value: $40,000

                                   EXAMPLE 2
          ------------------------------------------------------------
                              Before Option Change
                     Death Benefit under Option 2: $540,000
                             Face Amount: $500,000
                              Cash Value: $40,000

                              After Option Change
                     Death Benefit under Option 1: $540,000
                             Face Amount: $540,000
                              Cash Value: $40,000

PAYMENT OF DEATH BENEFIT PROCEEDS

We will generally pay the death benefit proceeds to the beneficiary within seven days after our Service Center receives all the information needed to process the payment. We may delay payment, however, if we are contesting the Contract or under the circumstances described in "Using the Contract" and "Other Contract Provisions". If a delay is necessary and death of the insured occurs prior to the end of the guarantee period, we may delay payment of any excess of the death benefit over the face amount. After the guarantee period has expired, we may delay payment of the entire death benefit.

We will add interest from the date of the insured's death to the date of payment at an annual rate of at least 4%. The beneficiary may elect to receive the proceeds either in a single payment or under one or more income plans described below.

DOLLAR COST AVERAGING


What Is It? The Contract offers an optional transfer feature called Dollar Cost Averaging ("DCA"). This feature allows you to make automatic monthly transfers from the Money Reserve investment division to up to four other investment divisions depending on your current allocation of investment base. The DCA program will terminate and no transfers will be made if transfers under DCA would cause you to be invested in more than 5 divisions.


The DCA feature is intended to reduce the effect of short-term price fluctuations on investment cost. Since the same dollar amount is transferred to selected divisions each month, more units of a division are purchased when their value is low and fewer units are purchased when their value is high. Therefore, over the long haul a DCA program may let you buy units at a lower average cost. However, a DCA program does not assure a profit or protect against a loss in declining markets.


Once available, you can choose the DCA feature any time. Once you start using it, you must continue it for at least three months. You can select a duration in months for the DCA program. If you do not choose a duration we will make reallocations at monthly intervals until the balance in the Money Reserve investment division is zero. While the DCA program is in place any amount in the Money Reserve investment division is available for transfer.



Minimum Amounts. To elect DCA, you need to have a minimum amount in the Money Reserve investment division. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. If you do not select a duration we determine the minimum amount required by multiplying your monthly transfer amount by 3 months. You must specify at least $100 for transfer each month. Allocations may be made in specific whole dollar amounts or in percentage increments of 1%. We reserve the right to change these minimums.


Should the amount in your Money Reserve investment division be less than the selected monthly transfer amount, we'll notify you that you need to put more money in the Money Reserve investment division to continue DCA. If you do not specify a duration or the specified duration has not been reached and the amount in the Money Reserve Portfolio is less than the monthly transfer amount, the entire amount will be transferred. Transfers are made based on your selected DCA percentage allocations or are made pro-rata based on your specified DCA transfer amounts.


When Do We Make DCA Transfers? We'll make the first DCA transfer on the first monthiversary date after the later of the date our Service Center receives your election or fourteen days after the in force date. We'll make additional DCA transfers on each subsequent monthiversary. We don't charge for DCA transfers. These transfers are in addition to reallocations permitted under the Contract.

RIGHT TO CONVERT CONTRACT

You may convert the Contract to a contract with benefits that do not vary with the investment results of a separate account. Once you exercise this right, we will not allocate the investment base and additional payments to the Separate Account. You must submit your request to convert in writing within 24 months after the issue date of your Contract provided the insured is still living. You will not have to provide evidence of insurability.


We will convert your Contract by adding an endorsement to it and by transferring, without charge, the investment base in the Separate Account to the guaranteed interest division. Assets in the guaranteed interest division are held in our general account. The investment base and any additional payments less contract loading will remain in the guaranteed interest division, and we will credit them with interest at a rate we declare. Once we declare an interest rate, it will remain in effect for at least one year. After conversion, your Contract will no longer be subject to Separate Account charges. For a discussion of the tax consequences of converting the Contract, see "Tax Consequences."


INCOME PLANS

We offer several income plans to provide for payment of the death benefit proceeds to the beneficiary. Payments under these plans do not depend on the investment results of a separate account. You may choose one or more income plans at any time during the insured's lifetime. If you haven't selected a plan when the insured dies, the beneficiary has one year to apply the death benefit proceeds either paid or payable to one or more of the plans. In addition, if you cancel the Contract, you may also choose one or more income plans for payment of the proceeds.

We need to approve any plan where any income payment would be less than $100.

Income plans include:

     - Annuity Plan. You can use an amount to purchase a single premium immediate annuity.

     - Interest Payment. You can leave amounts with us to earn interest at an annual rate of at least 3%. Interest payments can be made annually, semi-annually, quarterly or monthly.

     - Income for a Fixed Period. We make payments in equal installments for up to a fixed number of years.

     - Income for Life. We make payments in equal monthly installments until the death of a named person or the end of a designated period, whichever is later. The designated period may be for 10 or 20 years. Other designated periods and payment schedules may be available on request.

     - Income of a Fixed Amount. We make payments in equal installments until proceeds applied under this option and interest on the unpaid balance at not less than 3% per year are exhausted.

     - Joint Life Income. We make payments in monthly installments as long as at least one of two named persons is living. Other payment schedules may be available on request. While both are living, full payments are made.

       If one dies, payments of at least two-thirds of the full amount are made. Payments end completely when both named persons die.

UNDER THE INCOME FOR LIFE AND JOINT LIFE INCOME OPTIONS, OUR CONTRACTUAL OBLIGATION MAY BE SATISFIED WITH ONLY ONE PAYMENT IF AFTERWARD THE NAMED PERSON OR PERSONS DIES. IN ADDITION, ONCE IN EFFECT, SOME OF THE INCOME PLANS MAY NOT PROVIDE ANY SURRENDER RIGHTS.

REPORTS TO CONTRACT OWNERS

After the end of each processing period, we will send you a statement showing the allocation of your investment base, death benefit, cash value, any loan debt and, if there has been a change, new face amount, guarantee period and the additional insurance rider face amount. All figures will be as of the end of the immediately preceding processing period. The statement will show the amounts deducted from or added to the investment base during the processing period. The statement will also include any other information that may be currently required by your state.

You will receive confirmation of all financial transactions. These confirmations will show the price per unit of each of your investment divisions, the number of units you have in the investment division and the value of the investment division computed by multiplying the quantity of units by the price per unit. (See "Net Rate of Return for an Investment Division".)

We will also send you an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.


CMA Account Reporting. If you have a Merrill Lynch Cash Management Account(R), you may elect to have your contract linked electronically to that account. We call this the CMA Insurance Service. With this service, certain Contract information is included as part of your regular monthly CMA account statement. However, the Contract is not an asset held in your CMA account. Your CMA statement will list the investment base allocation, death benefit, net cash surrender value, loan debt and any CMA account activity affecting the Contract during the month.


                            MORE ABOUT THE CONTRACT

USING THE CONTRACT

Ownership. The contract owner is the insured, unless someone other than the insured has been named as the owner in the application. The contract owner has all rights and options described in the Contract.

If you are not the insured, you may want to name a contingent owner. If you die before the insured, the contingent owner will own your interest in the contract and have all your rights. If you don't name a contingent owner and you die before the insured, your estate will then own your interest in the Contract upon your death.

If there is more than one contract owner, we will treat the owners as joint tenants with rights of survivorship unless the ownership designation provides otherwise. We may require completion of additional forms. The owners must exercise their rights and options jointly, except that any one of the owners may reallocate the Contract's investment base by phone if the owner provides the personal identification number as well as the Contract number. One contract owner must be designated, in writing, to receive all notices, correspondence and tax reporting to which contract owners are entitled under the Contract.


Changing the Owner. During the insured's lifetime, you have the right to transfer ownership of the Contract. However, if you've named an irrevocable beneficiary, that person will need to consent. The new owner will have all rights and options described in the Contract. The change will be effective as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change. Changing the owner may have tax consequences. You should consult a tax adviser before changing the owner.


Assigning the Contract as Collateral. You may assign the Contract as collateral security for a loan or other obligation. This does not change the ownership. However, your rights and any beneficiary's rights are subject to the terms of the assignment. You must give satisfactory written notice at our Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

For a discussion of the tax issues associated with a collateral assignment, see "Tax Considerations".

Naming Beneficiaries. We will pay the primary beneficiary the death benefit proceeds of the Contract on the insured's death. If the primary beneficiary has died, we will pay the contingent beneficiary. If no contingent beneficiary is living, we will pay the insured's estate.

You may name more than one person as primary or contingent beneficiaries. We will pay proceeds in equal shares to the surviving beneficiaries unless the beneficiary designation provides differently.

You have the right to change beneficiaries during the insured's lifetime. However, if your primary beneficiary designation is irrevocable, the primary beneficiary must consent when certain contract rights and options are exercised. If you change the beneficiary, the change will take effect as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change.

Maturity Proceeds. The maturity date is the contract anniversary nearest the insured's 100th birthday. On the maturity date, we will pay the net cash surrender value to the contract owner, provided the insured is still living and the Contract is in effect at that time.

When We Make Payments. We generally pay death benefit proceeds, partial withdrawals, loans and net cash surrender value within seven days after our Service Center receives all the information needed to process the payment. However, we may delay payment if it isn't practical for us to value or dispose of Trust units or Fund shares because:

     - the New York Stock Exchange is closed, other than for a customary weekend or holiday; or

     - trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission; or

     - the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of their assets; or

     - the Securities and Exchange Commission by order so permits for the protection of contract owners.

SOME ADMINISTRATIVE PROCEDURES

We reserve the right to modify or eliminate the procedures described below. For administrative and tax purposes, we may from time to time require that specific forms be completed for certain transactions, including surrenders.

Personal Identification Number. We will send you a four-digit personal identification number ("PIN") shortly after the Contract is placed in force and before the end of the "free look" period. You must give this number when you call the Service Center to get information about the Contract, to make a loan (if an authorization is on file), or to make other requests.

Reallocating the Investment Base. Contract owners can reallocate their investment base either in writing or by telephone. If you request the reallocation by telephone, you must give your PIN as well as your Contract number. We will give a confirmation number over the telephone and then follow up in writing.

Requesting a Loan. You may request a loan in writing or, if all required authorization forms are on file, by telephone. Once our Service Center receives the authorization, you can call the Service Center, give your Contract number, name and PIN, and tell us the loan amount and the divisions from which the loan should be taken.

Upon request, we will wire the funds to the account at the financial institution named on your authorization. We will generally wire the funds within two working days of receipt of the request. If you have the CMA Insurance Service, funds may be transferred directly to that CMA account.

Requesting Partial Withdrawals. Beginning in contract year 16, you may request partial withdrawals in writing or by telephone if all required telephone authorization forms are on file. Once our Service Center receives the authorization, you can call the Service Center, give your Contract number, name and PIN, and tell us how much to withdraw and from which investment divisions.

Upon request, we will wire the funds to the account at the financial institution named on your authorization. We will usually wire the funds within two working days of receipt of the request. If you have the CMA Insurance Service, funds can be transferred directly to that CMA account.

Telephone Requests. A telephone request for a loan, partial withdrawal or a reallocation received before 4 p.m. (ET) will generally be processed the same day. A request received at or after 4 p.m. (ET) will be processed the following business day. We reserve the right to change procedures or discontinue the ability to make telephone transfers.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for following telephone instructions that we reasonably believe to be genuine.

OTHER CONTRACT PROVISIONS

In Case of Errors in the Application. If an age or sex stated in the application is wrong, it could mean that the face amount or any other Contract benefit is wrong. We will pay the correct benefits for the true age or sex.

Incontestability. We will rely on statements made in the applications. We can contest the validity of a Contract if any material misstatements are made in the application. We can also contest the validity of any change in face amount due to a change in death benefit option or any increase in the additional insurance rider face amount requested if any material misstatements are made in any application required for that change or increase.

Subject to state regulation, we won't contest the validity of a Contract after it has been in effect during the insured's lifetime for two years from the date of issue or the date of any reinstatement. We won't contest any change in face amount due to a change in death benefit option or any increase in the additional insurance rider face amount after the change or increase has been in effect during the insured's lifetime for two years from the date of the change.

Payment in Case of Suicide. Subject to state regulation, if the insured commits suicide within two years from the Contract's issue date or the date of any reinstatement, we will pay only a limited death benefit and then terminate the Contract. The benefit will be equal to the amount of the payments made, reduced by any loan debt.

Subject to state regulation, if the insured commits suicide within two years of the effective date of a change in the death benefit option requiring evidence of insurability or of the effective date of an increase in the additional insurance rider face amount, any amount of death benefit which would not be payable except for the increase in the face amount will be limited to the amount of cost of insurance deductions made for the increase.

Contract Changes -- Applicable Federal Tax Law. To receive the tax treatment accorded to life insurance under federal income tax law, the Contract must qualify initially and continue to qualify as life insurance under the Internal Revenue Code or successor law. To maintain this qualification to the maximum extent of the law, we reserve the right to return any additional payments that would cause the Contract to fail to qualify as life insurance under applicable federal tax law as we may interpret it. Further, we reserve the right to make changes in the Contract or its riders or to make distributions from the Contract to the extent necessary to continue to qualify the Contract as life insurance. Any changes will apply uniformly to all Contracts that are affected and you will be given advance written notice of such changes.

State Variations. Certain Contract features, including the "free look" right, are subject to state variation. You should read your Contract carefully to determine whether any variations apply in the state in which the Contract is issued.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the contract loading, cost of insurance rates and the minimum payment, and may modify underwriting classifications and requirements.

Group arrangements include those in which a trustee or an employer, for example, purchases Contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell Contracts to its employees on an individual basis.

Costs for sales, administration, and mortality generally vary with the size and stability of the group and the reasons the Contracts are purchased, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy Contracts or that have been in existence less than six months will not qualify for reduced charges.

We make any reductions according to rules in effect when an application for a Contract or additional payment is approved. We may change these rules from time to time. However, reductions in charges will not discriminate unfairly against any person.

UNISEX LEGAL CONSIDERATIONS

In 1983 the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances.

The Contracts offered by this Prospectus are based on mortality tables that distinguish between men and women. As a result, the Contract pays different benefits to men and women of the same age. Employers and employee organizations should check with their legal advisers before purchasing these Contracts.

Some states prohibit the use of actuarial tables that distinguish between men and women in determining payments and contract benefits for contracts issued on the lives of their residents. Therefore, Contracts offered in this Prospectus to insure residents of these states will have unisex payments and benefits which are based on actuarial tables that do not differentiate on the basis of sex. You should disregard references made in this prospectus to such sex-based distinctions.

SELLING THE CONTRACTS


Role of Merrill Lynch, Pierce, Fenner & Smith, Incorporated. MLPF&S is the principal underwriter of the Contract. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal business address of MLPF&S is World Financial Center, 250 Vesey Street, New York, New York 10080. MLPF&S also acts as principal underwriter of other variable life insurance and variable annuity contracts issued by us, as well as variable life insurance and variable annuity contracts issued by ML Life Insurance Company of New York, an affiliate of ours. MLPF&S also acts as principal underwriter of certain mutual funds managed by Merrill Lynch Asset Management, the investment adviser for the Series Fund and the Variable Series Funds.


MLPF&S may arrange for sales of the Contract by other broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the NASD. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S FCs.


Role of Merrill Lynch Life Agencies. Contracts are sold by financial consultants of MLPF&S who are also licensed through various Merrill Lynch Life Agencies as our insurance agents. We have entered into a distribution agreement with MLPF&S and companion sales agreements with the Merrill Lynch Life Agencies through which the Contracts and other variable life insurance contracts issued through the Separate Account are sold and the financial consultants are compensated by Merrill Lynch Life Agencies and/or MLPF&S. The amounts paid under the distribution and sales agreements for the Separate Account for the year ended December 31, 1999, December 31, 1998, and December 31, 1997 were $23,810,374, $22,517,219 and $15,107,535, respectively.


Commissions. The maximum commission we will pay to the applicable insurance agency to be used to pay commissions to financial consultants are as follows:
95% of the target premium under the Contract; plus 3% of payments thereafter. The target premium is equal to 75% of the base premium. In addition, we may pay, on an annual basis, an amount equal to .11% of persisting investment base under a Contract. Commissions may be paid to financial consultants in the form of non-cash compensation, subject to applicable regulatory requirements.

TAX CONSIDERATIONS

Introduction. The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

Tax Status of the Contract. In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a contract must satisfy certain requirements which are set forth in the Internal Revenue Code (IRC). Although guidance as to how these requirements are to be applied to certain features of the Contract is limited, we believe that a Contract should satisfy the applicable requirements. However, because there is less guidance with respect to Contracts issued on a substandard basis (i.e., a premium class involving a higher than standard mortality risk) and Contracts with an additional insurance rider attached, there is more uncertainty as to those Contracts. If it is subsequently determined that Contract does not satisfy the applicable requirements, we may take appropriate steps to bring the Contract into compliance with such requirements and reserve the right to restrict Contract transactions in order to do so.

Diversification Requirements. IRC section 817(h) and the regulations under it provide that separate account investments underlying a Contract must be "adequately diversified" for it to qualify as a life insurance contract under IRC section 7702. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

In certain circumstances, owners of variable life contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features such as the flexibility of an owner to allocate premium payments and reallocate investment base have not been explicitly addressed in published IRS rulings. While we believe that the contracts do not give owners investment control over variable account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

The following discussion assumes that the Contract will qualify as a life insurance contract for Federal income tax purposes.

Tax Treatment of Contract Benefits in General. We believe that the death benefit under a Contract should be excludible from the gross income of the beneficiary. Federal, state and local gift, estate, inheritance, transfer and other tax consequences of ownership of receipt of Contract proceeds depend on the circumstances of each owner or beneficiary. A tax advisor should be consulted on these consequences.

Generally, the owner will not be deemed to be in constructive receipt of the cash value until there is a distribution. When distributions from a Contract occur, or when loans are taken out from or secured by a Contract, the tax consequences depend on whether the Contract is classified as a "modified endowment contract."

Modified Endowment Contracts. Under the Internal Revenue Code, life insurance contracts that fail to satisfy the "7-pay test" are classified as "modified endowment contracts," with less favorable tax treatment than other life insurance contracts. This test applies a cumulative limit on the amount of payments that can be made into a Contract each year in the first seven contract years. In effect, in order to comply with the 7-pay test, a Contract must be purchased with a higher face amount for a given initial payment than would otherwise be required to satisfy the federal tax definition of a life insurance contract.

Certain changes in a Contract after it is issued could also cause it to fail to satisfy the 7-pay test and therefore to be classified as a modified endowment contract. Making additional payments, reducing the Contract's death benefit during the first seven contract years, reducing the Contract's benefits through a partial withdrawal, a change in death benefit option, a decrease in face amount of the base policy or an additional insurance rider, or termination of additional benefits under a rider are examples of changes that could result in a Contract becoming classified as a modified endowment contract. Even if these events do not result in a Contract becoming classified as a modified endowment contract, moreover, they could reduce the amount that may be paid in the future without causing the Contract to be classified as a modified endowment contract.

It should be noted that compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life.

Any Contract received in exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts that is described below. Contract owners may choose not to exercise their right to make additional premium payments, in order to preserve their Contract's current tax treatment.

Due to the flexibility of the Contract as to premium payments and benefits, the individual circumstances of each Contract will determine whether it is classified as a modified endowment contract. As the foregoing discussion indicates, the 7-pay test and the rules governing whether a Contract is classified as a modified endowment contract are quite complex. A current or prospective owner should therefore consult with a competent adviser to determine whether a Contract transaction will cause the Contract to be classified as a modified endowment contract.


Distributions (Other Than Death Benefits) from Contracts that are not Modified Endowment Contracts. Distributions (other than death benefits) from a Contract that is not classified as a modified endowment contract are generally treated first as a recovery of the owner's investment in the Contract and only after the recovery of all investment in the Contract as taxable income. Loans from or secured by a Contract that is not a modified Endowment Contract are generally not treated as distributions.


Finally, neither distributions from nor loans from or secured by a Contract that is not a modified endowment contract are subject to the 10 percent additional income tax.

Distributions from Modified Endowment Contracts. Contracts classified as Modified Endowment Contracts are subject to the following tax rules:

     (1) All pre-death distributions, (including partial withdrawals, loans, collateral assignments, capitalized interest or complete surrender) will be treated as ordinary income on an income first basis up to the amount of any income in the Contract (the cash value less the owner's investment in the Contract) immediately before the distribution.

     (2) A 10 percent additional income tax is imposed on the amount included in income except where the distribution (including loans, capitalized interest, assignments, partial withdrawals or complete surrender) is made when the owner has attained age 59 1/2 or becomes disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary.

If a Contract becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Contract within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Contract that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Investment in the Contract. Your investment in the Contract is generally your aggregate premiums. When a distribution is taken from the Contract, your investment in the Contract is generally reduced by the amount of the distribution that is tax-free.

Multiple Contracts. All modified endowment contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

Contract Loans. If a Contract loan is outstanding when a Contract is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. In general, interest on a Contract loan will not be deductible. Before taking out a Contract loan, you should consult a tax adviser as to the tax consequences.

Other Tax Considerations. The transfer of the Contract or designation of a beneficiary may have federal, state, and/ or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Contract to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Contract proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.


Contracts Used for Business Purposes. The Contract can be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such arrangements may vary depending on the particular facts and circumstances. If you are purchasing the Contract for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Contract or a change in an existing Contract should consult a tax adviser.


Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. It is possible that any legislative change could be retroactive (that is, effective prior to the date of the change). Consult a tax advisor with respect to legislative developments and their effect on the Contract.

We don't make any guarantee regarding the tax status of any Contract or any transaction regarding the Contract.

The above discussion is not intended as tax advice. For tax advice you should consult a competent tax adviser. Although this tax discussion is based on our understanding of federal income tax laws as they are currently interpreted, we can't guarantee that those laws or interpretations will remain unchanged.

OUR INCOME TAXES

Insurance companies are generally required to capitalize and amortize certain policy acquisition expenses over a ten year period rather than currently deducting such expenses. This treatment applies to the deferred acquisition expenses of a Contract and will result in a significantly higher corporate income tax liability for us in early contract years. We make a charge to compensate us for the anticipated higher corporate income taxes that result from the sale of a Contract. (See "Contract Loading".)

We currently make no other charges to the Separate Account for any federal, state or local taxes that we incur that may be attributable to the Separate Account or to the Contracts. We reserve the right, however, to make a charge for any tax or other economic burden resulting from the application of tax laws that we determine to be properly attributable to the Separate Account or to the Contracts.

REINSURANCE

We intend to reinsure some of the risks assumed under the Contracts.

                                 ILLUSTRATIONS

ILLUSTRATIONS OF DEATH BENEFITS, INVESTMENT BASE, CASH SURRENDER VALUES AND ACCUMULATED PAYMENTS

The tables below demonstrate the way in which the Contract works. The tables are based on the following ages, face amounts, payments and guarantee periods and show values based upon both current and maximum mortality charges.

          1. The illustration on page 42 is for a Contract issued to a male age 45 in the standard non-smoker underwriting class with annual payments of $9,055 through contract year 52, an initial face amount of $500,000, an initial guarantee period of 2.5 years and coverage under death benefit option 1. It assumes current mortality charges.

          2. The illustration on page 43 is for a Contract issued to a male age 45 in the standard non-smoker underwriting class with annual payments of $9,055 through contract year 52, an initial face amount of $500,000, an initial guarantee period of 2.5 years and coverage under death benefit option 1. It assumes maximum mortality charges.

          3. The illustration on page 44 is for a Contract issued to a male age 45 in the standard non-smoker underwriting class with annual payments of $27,729 through contract year 43, an initial face amount of $500,000, an initial guarantee period of 9.5 years and coverage under death benefit option 2. It assumes current mortality charges.

          4. The illustration on page 45 is for a Contract issued to a male age 45 in the standard non-smoker underwriting class with annual payments of $27,729 through contract year 43, an initial face amount of $500,000, an initial guarantee period of 9.5 years and coverage under death benefit option 2. It assumes maximum mortality charges.

The tables show how the death benefit, investment base and net cash surrender value may vary over an extended period of time assuming hypothetical rates of return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%.

The death benefit, investment base and net cash surrender value for a Contract would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual contract years.

The amounts shown for the death benefit, investment base and net cash surrender value as of the end of each contract year take into account the daily asset charge in the Separate Account equivalent to .90% (annually at the beginning of the year) of assets attributable to the Contracts at the beginning of the year.


The amounts shown in the tables also assume an additional charge of 0.58%. This charge assumes that the investment base is allocated equally among all the investment divisions and is based on the 1999 expenses (including monthly advisory fees and operating expenses) for the Funds and the current trust charge. This charge also reflects expenses reimbursements made in 1999 to certain portfolios by the investment advisor to the respective portfolio. These reimbursements amounted to .09%, .42%, .24%, and 1.58% of the average daily net assets of the Natural Resources Portfolio, the Developing Capital Markets Focus Fund, the Alliance Quasar Portfolio, and the Mercury V.I. U.S. Large Cap Fund, respectively (See "Charges to Fund Assets"). Values illustrated would be lower if these reimbursements had not been taken into account. The actual charge under a Contract for Fund expenses and the trust charge will depend on the actual allocation of the investment base and may be higher or lower depending on how the investment base is allocated.


Taking into account the .90% asset charge in the Separate Account and the .58% charge described above, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.47%, 4.47%, and 10.42%, respectively. The gross returns are before any deductions and should not be compared to rates which reflect deduction of charges.

The hypothetical returns shown on the tables are without any income tax charges that may be attributable to the Separate Account in the future (although they do reflect the charge for federal income taxes included in the contract loading, see "Contract Loading"). In order to produce after-tax returns of 0%, 6% and 12%, the Funds would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges attributable to the Separate Account.


The second column of the tables shows the amount which would accumulate if an amount equal to the payments were invested to earn interest (after taxes) at 5% compounded annually.

We will furnish upon request a personalized illustration reflecting the proposed insured's age, face amount and the payment amounts requested. The illustration will show both current and guaranteed cost of insurance rates and will assume that the proposed insured is in a standard non-smoker underwriting class.

                               MALE ISSUE AGE 45
                     STANDARD NON-SMOKER UNDERWRITING CLASS
               ANNUAL PAYMENTS OF $9,055 THROUGH CONTRACT YEAR 52
          FACE AMOUNT(1): $500,000 INITIAL GUARANTEE PERIOD: 2.5 YEARS
                             DEATH BENEFIT OPTION 1
                       BASED ON CURRENT MORTALITY CHARGES

                                                                                                            END OF YEAR
                                                                                    TOTAL               DEATH BENEFIT(3)(7)
                                                                                  PAYMENTS          ASSUMING HYPOTHETICAL GROSS
                                                                                  MADE PLUS          ANNUAL RATE OF RETURN OF
                                                                              INTEREST AT 5% AS   -------------------------------
                      CONTRACT YEAR                          PAYMENTS(2)(6)    OF END OF YEAR        0%         6%         12%
                      -------------                          --------------   -----------------   --------   --------   ---------
 1........................................................       9,055                9,508       500,000    500,000      500,000
 2........................................................       9,055               19,491       500,000    500,000      500,000
 3........................................................       9,055               29,973       500,000    500,000      500,000
 4........................................................       9,055               40,980       500,000    500,000      500,000
 5........................................................       9,055               52,536       500,000    500,000      500,000
 6........................................................       9,055               64,671       500,000    500,000      500,000
 7........................................................       9,055               77,412       500,000    500,000      500,000
 8........................................................       9,055               90,791       500,000    500,000      500,000
 9........................................................       9,055              104,838       500,000    500,000      500,000
10........................................................       9,055              119,587       500,000    500,000      500,000
15........................................................       9,055              205,164       500,000    500,000      500,000
20........................................................       9,055              314,383       500,000    500,000      500,000
30........................................................       9,055              631,684       500,000    500,000    1,074,748
55........................................................           0            2,562,910             0          0            0

                                                                       END OF YEAR
                                                                   INVESTMENT BASE AND
                                                                    NET CASH SURRENDER                     END OF YEAR
                                                                       VALUE(3)(4)                       CASH VALUE(3)(5)
                                                               ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
                                                                 ANNUAL RATE OF RETURN OF            ANNUAL RATE OF RETURN OF
                                                            ----------------------------------   --------------------------------
                      CONTRACT YEAR                            0%          6%          12%          0%         6%         12%
                      -------------                         --------    --------    ----------   --------   --------   ----------
 1.......................................................     3,798       4,042          4,287     3,798      4,042         4,287
 2.......................................................     7,312       8,030          8,778     7,312      8,030         8,778
 3.......................................................    14,593      16,249         18,028    14,593     16,249        18,028
 4.......................................................    21,633      24,702         28,107    21,633     24,702        28,107
 5.......................................................    28,475      33,439         39,145    28,475     33,439        39,145
 6.......................................................    35,133      42,487         51,260    35,133     42,487        51,260
 7.......................................................    41,617      51,872         64,581    41,617     51,872        64,581
 8.......................................................    47,973      61,653         79,283    47,973     61,653        79,283
 9.......................................................    54,175      71,824         95,491    54,175     71,824        95,491
10.......................................................    60,169      82,351        113,319    60,169     82,351       113,319
15.......................................................    85,189     139,189        232,311    85,189    139,189       232,311
20.......................................................   101,293     204,653        383,061   101,293    204,653       383,061
30.......................................................    90,522     356,623      1,004,437    90,522    356,623     1,004,437
55.......................................................         0     937,061     11,253,521         0    937,061    11,253,521

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 contract months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At annual rates of return of 6% and 12% and current mortality charges, the guarantee period reaches life of the insured in contract years 28 and 16, respectively. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee period of life is reached.
(7) At contract year 55, on the contract anniversary nearest the insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the next cash surrender value is paid to the contract owner, provided the insured is still living.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 45
                     STANDARD NON-SMOKER UNDERWRITING CLASS
               ANNUAL PAYMENTS OF $9,055 THROUGH CONTRACT YEAR 52
         FACE AMOUNT(1): $500,000 INITIAL GUARANTEE PERIOD: 2.75 YEARS
                             DEATH BENEFIT OPTION 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                                            END OF YEAR
                                                                                    TOTAL               DEATH BENEFIT(3)(7)
                                                                                  PAYMENTS          ASSUMING HYPOTHETICAL GROSS
                                                                                  MADE PLUS          ANNUAL RATE OF RETURN OF
                                                                              INTEREST AT 5% AS   -------------------------------
                      CONTRACT YEAR                          PAYMENTS(2)(6)    OF END OF YEAR        0%         6%         12%
                      -------------                          --------------   -----------------   --------   --------   ---------
 1........................................................       9,055                9,508       500,000    500,000      500,000
 2........................................................       9,055               19,491       500,000    500,000      500,000
 3........................................................       9,055               29,973       500,000    500,000      500,000
 4........................................................       9,055               40,980       500,000    500,000      500,000
 5........................................................       9,055               52,536       500,000    500,000      500,000
 6........................................................       9,055               64,671       500,000    500,000      500,000
 7........................................................       9,055               77,412       500,000    500,000      500,000
 8........................................................       9,055               90,791       500,000    500,000      500,000
 9........................................................       9,055              104,838       500,000    500,000      500,000
10........................................................       9,055              119,587       500,000    500,000      500,000
15........................................................       9,055              205,164       500,000    500,000      500,000
20........................................................       9,055              314,383       500,000    500,000      500,000
30........................................................       9,055              631,684       500,000    500,000      885,394
55........................................................           0            2,562,910             0          0            0

                                                                         END OF YEAR
                                                                     INVESTMENT BASE AND
                                                                     NET CASH SURRENDER                     END OF YEAR
                                                                         VALUE(3)(4)                     CASH VALUE(3)(5)
                                                                 ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
                                                                  ANNUAL RATE OF RETURN OF           ANNUAL RATE OF RETURN OF
                                                              ---------------------------------   -------------------------------
                       CONTRACT YEAR                             0%          6%          12%         0%         6%         12%
                       -------------                          --------    --------    ---------   --------   --------   ---------
 1.........................................................     2,836       3,044         3,254     2,836      3,044        3,254
 2.........................................................     5,509       6,100         6,720     5,509      6,100        6,720
 3.........................................................    12,040      13,430        14,924    12,040     13,430       14,924
 4.........................................................    18,352      20,965        23,861    18,352     20,965       23,861
 5.........................................................    24,434      28,700        33,597    24,434     28,700       33,597
 6.........................................................    30,282      36,642        44,217    30,282     36,642       44,217
 7.........................................................    35,870      44,773        55,791    35,870     44,773       55,791
 8.........................................................    41,174      53,079        68,405    41,174     53,079       68,405
 9.........................................................    46,176      61,550        82,158    46,176     61,550       82,158
10.........................................................    50,842      70,164        97,156    50,842     70,164       97,156
15.........................................................    68,362     115,025       196,219    68,362    115,025      196,219
20.........................................................    72,678     161,202       324,967    72,678    161,202      324,967
30.........................................................         0     236,346       827,471         0    236,346      827,471
55.........................................................         0           0     8,740,842         0          0    8,740,842

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 contract months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At an annual rate of return of 12% and maximum mortality charges, the guarantee period reaches life of the insured in contract year
    17. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee period of life is reached.
(7) At contract year 55, on the contract anniversary nearest the insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the next cash surrender value is paid to the contract owner, provided the insured is still living.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 45
                     STANDARD NON-SMOKER UNDERWRITING CLASS
              ANNUAL PAYMENTS OF $27,729 THROUGH CONTRACT YEAR 43
         FACE AMOUNT (1): $500,000 INITIAL GUARANTEE PERIOD: 9.5 YEARS
                             DEATH BENEFIT OPTION 2
                       BASED ON CURRENT MORTALITY CHARGES

                                                                                                           END OF YEAR
                                                                                   TOTAL               DEATH BENEFIT(3)(7)
                                                                                 PAYMENTS          ASSUMING HYPOTHETICAL GROSS
                                                                                 MADE PLUS           ANNUAL RATE OF RETURN OF
                                                                             INTEREST AT 5% AS   --------------------------------
                      CONTRACT YEAR                         PAYMENTS(2)(6)    OF END OF YEAR        0%         6%          12%
                      -------------                         --------------   -----------------   --------   ---------   ---------
 1.......................................................      27,729               29,115       517,259      518,315     519,373
 2.......................................................      27,729               59,687       542,054      545,713     549,505
 3.......................................................      27,729               91,786       566,269      574,113     582,546
 4.......................................................      27,729              125,491       589,973      603,621     618,863
 5.......................................................      27,729              160,881       613,208      634,323     658,835
 6.......................................................      27,729              198,041       635,992      666,285     702,855
 7.......................................................      27,729              237,058       658,337      699,567     751,351
 8.......................................................      27,729              278,027       680,294      734,276     804,837
 9.......................................................      27,729              321,043       701,837      770,441     863,798
10.......................................................      27,729              366,211       722,906      808,061     928,737
15.......................................................      27,729              628,270       818,969    1,017,685   1,364,357
20.......................................................      27,729              962,730       898,602    1,267,482   1,970,068
30.......................................................      27,729            1,934,397       990,288    1,901,737   4,300,149
55.......................................................           0            7,476,716             0            0           0

                                                                      END OF YEAR
                                                                  INVESTMENT BASE AND
                                                                  NET CASH SURRENDER                       END OF YEAR
                                                                      VALUE(3)(4)                       CASH VALUE(3)(5)
                                                              ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
                                                               ANNUAL RATE OF RETURN OF             ANNUAL RATE OF RETURN OF
                                                          -----------------------------------   ---------------------------------
                     CONTRACT YEAR                           0%          6%           12%          0%         6%          12%
                     -------------                        --------    ---------    ----------   --------   ---------   ----------
 1.....................................................    17,259        18,315        19,373    17,259       18,315       19,373
 2.....................................................    42,054        45,713        49,505    42,054       45,713       49,505
 3.....................................................    66,269        74,113        82,546    66,269       74,113       82,546
 4.....................................................    89,973       103,621       118,863    89,973      103,621      118,863
 5.....................................................   113,208       134,323       158,835   113,208      134,323      158,835
 6.....................................................   135,992       166,285       202,855   135,992      166,285      202,855
 7.....................................................   158,337       199,567       251,351   158,337      199,567      251,351
 8.....................................................   180,294       234,276       304,837   180,294      234,276      304,837
 9.....................................................   201,837       270,441       363,798   201,837      270,441      363,798
10.....................................................   222,906       308,061       428,737   222,906      308,061      428,737
15.....................................................   318,969       517,685       864,357   318,969      517,685      864,357
20.....................................................   398,602       767,482     1,470,068   398,602      767,482    1,470,068
30.....................................................   490,288     1,401,737     3,800,149   490,288    1,401,737    3,800,149
55.....................................................         0     2,618,167    41,393,919         0    2,618,167   41,393,919

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 contract months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At an annual rate of return of 6% and 12% and current mortality charges, the guarantee period reaches life of the insured in contract years 38 and 17, respectively. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee period of life is reached.
(7) At contract year 55, on the contract anniversary nearest the insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the net cash surrender value is paid to the contract owner, provided the insured is still living.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 45
                     STANDARD NON-SMOKER UNDERWRITING CLASS
              ANNUAL PAYMENTS OF $27,729 THROUGH CONTRACT YEAR 43
          FACE AMOUNT(1): $500,000 INITIAL GUARANTEE PERIOD: 9.5 YEARS
                             DEATH BENEFIT OPTION 2
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                                           END OF YEAR
                                                                                   TOTAL               DEATH BENEFIT(3)(7)
                                                                                 PAYMENTS          ASSUMING HYPOTHETICAL GROSS
                                                                                 MADE PLUS           ANNUAL RATE OF RETURN OF
                                                                             INTEREST AT 5% AS   --------------------------------
                      CONTRACT YEAR                         PAYMENTS(2)(6)    OF END OF YEAR        0%         6%          12%
                      -------------                         --------------   -----------------   --------   ---------   ---------
 1.......................................................      27,729               29,115       516,290      517,309     518,331
 2.......................................................      27,729               59,687       540,235      543,766     547,427
 3.......................................................      27,729               91,786       563,685      571,258     579,401
 4.......................................................      27,729              125,491       586,638      599,820     614,543
 5.......................................................      27,729              160,881       609,081      629,480     653,162
 6.......................................................      27,729              198,041       631,012      660,277     695,610
 7.......................................................      27,729              237,058       652,403      692,226     742,248
 8.......................................................      27,729              278,027       673,228      725,342     793,478
 9.......................................................      27,729              321,043       693,466      759,648     849,745
10.......................................................      27,729              366,211       713,080      795,150     911,527
15.......................................................      27,729              628,270       800,893      991,226   1,324,068
20.......................................................      27,729              962,730       867,752    1,218,392   1,885,420
30.......................................................      27,729            1,934,397       895,226    1,738,325   3,959,944
55.......................................................           0            7,476,716             0            0           0

                                                                      END OF YEAR
                                                                  INVESTMENT BASE AND
                                                                  NET CASH SURRENDER                       END OF YEAR
                                                                      VALUE(3)(4)                       CASH VALUE(3)(5)
                                                              ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
                                                               ANNUAL RATE OF RETURN OF             ANNUAL RATE OF RETURN OF
                                                          -----------------------------------   ---------------------------------
                     CONTRACT YEAR                           0%          6%           12%          0%         6%          12%
                     -------------                        --------    ---------    ----------   --------   ---------   ----------
 1.....................................................    16,290        17,309        18,331    16,290       17,309       18,331
 2.....................................................    40,235        43,766        47,427    40,235       43,766       47,427
 3.....................................................    63,685        71,258        79,401    63,685       71,258       79,401
 4.....................................................    86,638        99,820       114,543    86,638       99,820      114,543
 5.....................................................   109,081       129,480       153,162   109,081      129,480      153,162
 6.....................................................   131,012       160,277       195,610   131,012      160,277      195,610
 7.....................................................   152,403       192,226       242,248   152,403      192,226      242,248
 8.....................................................   173,228       225,342       293,478   173,228      225,342      293,478
 9.....................................................   193,466       259,648       349,745   193,466      259,648      349,745
10.....................................................   213,080       295,150       411,527   213,080      295,150      411,527
15.....................................................   300,893       491,226       824,068   300,893      491,226      824,068
20.....................................................   367,752       718,392     1,385,420   367,752      718,392    1,385,420
30.....................................................   395,226     1,238,325     3,459,944   395,226    1,238,325    3,459,944
55.....................................................         0             0    33,124,159         0            0   33,124,159

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 contract months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At an annual rate of return of 12% and maximum mortality charges, the guarantee period reaches life of the insured in contract year
    17. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee period of life is reached.
(7) At contract year 55, on the contract anniversary nearest the insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the net cash surrender value is paid to the contract owner, provided the insured is still living.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY

DIRECTORS AND EXECUTIVE OFFICERS

Our directors and executive officers and their positions with us are as follows:

                NAME                            POSITION(S) WITH THE COMPANY
                ----                            ----------------------------
Anthony J. Vespa                       Chairman of the Board, President, and Chief
                                       Executive Officer
Joseph E. Crowne, Jr.                  Director, Senior Vice President, Chief
                                       Financial Officer, Chief Actuary, and
                                       Treasurer
Barry G. Skolnick                      Director, Senior Vice President, General
                                       Counsel, and Secretary
David M. Dunford                       Director, Senior Vice President, and Chief
                                       Investment Officer
Gail R. Farkas                         Director and Senior Vice President
Robert J. Boucher                      Senior Vice President, Variable Life
                                       Administration

Each director is elected to serve until the next annual meeting of shareholders or until his or her successor is elected and shall have qualified. Each has held various executive positions with insurance company subsidiaries of our indirect parent, Merrill Lynch & Co., Inc. The principal positions of our directors and executive officers for the past five years are listed below:

Mr. Vespa joined Merrill Lynch Life in January 1994. Since February 1994, he has held the position of Senior Vice President of MLPF&S.

Mr. Crowne joined Merrill Lynch Life in June 1991.

Mr. Skolnick joined Merrill Lynch Life in November 1990. Since May 1992, he has held the position of Assistant General Counsel of Merrill Lynch & Co., Inc. and First Vice President and Assistant General Counsel of MLPF&S.

Mr. Dunford joined Merrill Lynch Life in July 1990.

Ms. Farkas joined Merrill Lynch Life in August 1995. Prior to August 1995, she held the position of Director of Market Planning of MLPF&S.

Mr. Boucher joined Merrill Lynch Life in May 1992.


Our shares are not owned by any of our officers or directors, as we are a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). Our officers and directors, both individually and as a group, own less than one percent of the outstanding shares of common stock of Merrill Lynch & Co., Inc.


SERVICES ARRANGEMENT


We and MLIG, are parties to a service agreement pursuant to which MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to us, including services related to the Separate Account and the Contracts. We reimburse expenses incurred by MLIG under this service agreement on an allocated cost basis. Charges billed to us by MLIG under the agreement were $43.4 million for the year ended December 31, 1999.


STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department (the "Insurance Department"). We file a detailed financial statement in the prescribed form (the "Annual Statement") with the Insurance Department each year covering our operations for the preceding year and our financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine contract liabilities and reserves so that the Insurance Department may certify that these items are correct. Our books and accounts are subject to review by the Insurance Department at all times. A full examination of our operations is conducted periodically by the Insurance Department and under the auspices of the National Association of Insurance Commissioners. We are also subject to the insurance laws and regulations of all jurisdictions in which we are licensed to do business.


LEGAL PROCEEDINGS


There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets or to MLPF&S.

EXPERTS


Our financial statements as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and of the Separate Account as of December 31, 1999 and for the periods presented, included in this Prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1433.


Actuarial matters included in this Prospectus have been examined by Joseph E. Crowne, Jr., F.S.A., our Chief Actuary and Chief Financial Officer, as stated in his opinion filed as an exhibit to the registration statement.

LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our Senior Vice President and General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

REGISTRATION STATEMENTS

Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the Contract and its investment options. This Prospectus does not contain all of the information in the registration statements as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

FINANCIAL STATEMENTS

Our financial statements, included herein, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:


We have audited the accompanying statements of assets and liabilities of each of the divisions of Merrill Lynch Variable Life Separate Account, comprised of divisions investing in the Money Reserve Portfolio, Intermediate Government Bond Portfolio, Long-Term Corporate Bond Portfolio, Capital Stock Portfolio, Growth Stock Portfolio, Multiple Strategy Portfolio, High Yield Portfolio, Natural Resources Portfolio, Global Strategy Portfolio, Balanced Portfolio, Global Utility Focus Fund, International Equity Focus Fund, Global Bond Focus Fund, Basic Value Focus Fund, Developing Capital Markets Focus Fund, Special Value Focus Fund, Index 500 Fund, Capital Focus Fund (commencement of operations July 21, 1999), Global Growth Focus Fund (commencement of operations July 21, 1999), International VIP Portfolio (commencement of operations July 21, 1999), Mercury V. I. US Large Cap (commencement of operations July 21, 1999), Quasar Portfolio (commencement of operations July 21, 1999), Premier Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, AIM V.I. Value Fund, AIM V.I. Capital Appreciation Fund, 1997 Trust (matured on February 18, 1997), 1998 Trust (matured on February 17,
1998),  1999  Trust  (matured on February  16,  1999),  2000
Trust, 2001 Trust, 2002 Trust, 2003 Trust, 2004 Trust, 2005 Trust, 2006 Trust, 2007 Trust, 2008 Trust, 2009 Trust, 2010 Trust, 2011 Trust, 2013 Trust, 2014 Trust, 2019 Trust (commencement of operations July 21, 1999) (collectively, the "Divisions"), as of December 31, 1999 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund and unit investment trust securities owned at December 31, 1999. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Divisions as of December 31, 1999, the results of their operations and the changes in their net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.




February 14, 2000

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 1999

										       Divisions Investing In
								 -------------------------------------------------------------------
										     Intermediate      Long-Term
								       Money          Government       Corporate         Capital
								      Reserve            Bond             Bond            Stock
(In thousands, except unit values)                                   Portfolio        Portfolio        Portfolio        Portfolio
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Note 1):
  Money Reserve Portfolio,  98,588 shares
   (Cost $98,588)                                                $        98,588  $             0  $             0  $             0

  Intermediate Government Bond Portfolio, 2,321 shares
   (Cost $25,547)                                                              0           24,255                0                0

  Long-Term Corporate Bond Portfolio, 2,194 shares
   (Cost $25,388)                                                              0                0           23,758                0

  Capital Stock Portfolio, 1,896 shares
   (Cost $45,543)                                                              0                0                0           55,789
								 ---------------- ---------------- ---------------- ----------------
   Total Assets                                                           98,588           24,255           23,758           55,789

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                       11,568                6                6                9
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $        87,020  $        24,249  $        23,752  $        55,780
								 ================ ================ ================ ================
 Units Outstanding (Note 5)                                                2,781              521              447              508
								 ================ ================ ================ ================
 Unit Value                                                      $         31.29  $         46.52  $         53.11  $        109.89
								 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

										       Divisions Investing In
								 -------------------------------------------------------------------

								       Growth          Multiple           High           Natural
								       Stock           Strategy          Yield          Resources
(In thousands, except unit values)                                   Portfolio        Portfolio        Portfolio        Portfolio
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Note 1):
  Growth Stock Portfolio, 2,286 shares
   (Cost $68,357)                                                $        86,946  $             0  $             0  $             0

  Multiple Strategy Portfolio, 2,036 shares
   (Cost $33,935)                                                              0           37,033                0                0

  High Yield Portfolio, 3,618 shares
   (Cost $31,658)                                                              0                0           26,956                0

  Natural Resources Portfolio, 240 shares
   (Cost $1,702)                                                               0                0                0            1,796
								 ---------------- ---------------- ---------------- ----------------
   Total Assets                                                           86,946           37,033           26,956            1,796

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                          (82)               9                7                0
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $        87,028  $        37,024  $        26,949  $         1,796
								 ================ ================ ================ ================
 Units Outstanding (Note 5)                                                  792              700              873              181
								 ================ ================ ================ ================
 Unit Value                                                      $        109.87  $         52.87  $         30.87  $          9.92
								 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

										       Divisions Investing In
								 -------------------------------------------------------------------
													 Global       International
								      Global                            Utility           Equity
								      Strategy        Balanced           Focus            Focus
(In thousands, except unit values)                                   Portfolio        Portfolio          Fund             Fund
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Note 1):
  Global Strategy Portfolio, 2,954 shares
    (Cost $46,521)                                               $        50,636  $             0  $             0  $             0

  Balanced Portfolio, 1,225 shares
    (Cost $17,909)                                                             0           18,082                0                0

 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Note 1):
   Global Utility Focus Fund, 229 shares
    (Cost $3,646)                                                              0                0            3,866                0

   International Equity Focus Fund, 869 shares
    (Cost $9,296)                                                              0                0                0           12,158
								 ---------------- ---------------- ---------------- ----------------
   Total Assets                                                           50,636           18,082            3,866           12,158

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                           10                5              (24)               2
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $        50,626  $        18,077  $         3,890  $        12,156
								 ================ ================ ================ ================
 Units Outstanding (Note 5)                                                1,539              570              172              817
								 ================ ================ ================ ================
 Unit Value                                                      $         32.90  $         31.71  $         22.60  $         14.87
								 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

										       Divisions Investing In
								 -------------------------------------------------------------------
								      Global            Basic          Developing        Special
								       Bond             Value       Capital Markets       Value
								       Focus            Focus            Focus            Focus
(In thousands, except unit values)                                     Fund             Fund             Fund             Fund
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Note 1):
   Global Bond Focus Fund, 123 shares
    (Cost $1,131)                                                $         1,054  $             0  $             0  $             0

  Basic Value Focus Fund, 5,179 shares
    (Cost $72,347)                                                             0           70,436                0                0

  Developing Capital Markets Focus Fund, 506 shares
    (Cost $4,526)                                                              0                0            5,229                0

  Special Value Focus Fund, 218 shares
    (Cost $4,353)                                                              0                0                0            5,095
								 ---------------- ---------------- ---------------- ----------------
   Total Assets                                                            1,054           70,436            5,229            5,095

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                            0               32              (99)               2
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $         1,054  $        70,404  $         5,328  $         5,093
								 ================ ================ ================ ================
 Units Outstanding (Note 5)                                                   84            2,920              493              249
								 ================ ================ ================ ================
 Unit Value                                                      $         12.55  $         24.11  $         10.80  $         20.43
								 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

										       Divisions Investing In
								 -------------------------------------------------------------------
												        Global
								       Index           Capital          Growth       International
									500             Focus           Focus             VIP
(In thousands, except unit values)                                     Fund             Fund            Fund           Portfolio
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Note 1):
   Index 500 Fund, 1,709 shares
    (Cost $27,295)                                               $        32,016  $             0  $             0  $             0

   Capital Focus Fund, 25 shares
    (Cost $260)                                                                0              255                0                0

   Global Growth Focus Fund, 52 shares
    (Cost $672)                                                                0                0              772                0

 Investments in Hotchkis & Wiley Variable Trust (Note 1):
  International VIP Portfolio, 189 shares
    (Cost $2,076)                                                              0                0                0            2,178
								 ---------------- ---------------- ---------------- ----------------
   Total Assets                                                           32,016              255              772            2,178

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                          (76)               0                3              (23)
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $        32,092  $           255  $           769  $         2,201
								 ================ ================ ================ ================
 Units Outstanding (Note 5)                                                1,583               25               52              192
								 ================ ================ ================ ================
 Unit Value                                                      $         20.27  $         10.38  $         14.79  $         11.47
								 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

										       Divisions Investing In
								 -------------------------------------------------------------------
								      Mercury                                              MFS
								     V.I. U.S.                          Premier          Emerging
								     Large Cap          Quasar           Growth           Growth
(In thousands, except unit values)                                      Fund          Portfolio        Portfolio          Series
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Mercury Asset Management
  V. I. Funds, Inc. (Note 1):
   Mercury V. I. U. S. Large Cap Fund, 116 shares
    (Cost $1,265)                                                $         1,396  $             0  $             0  $             0

 Investments in Alliance Variable Products
  Series Fund, Inc (Note 1):
   Quasar Portfolio, 39 shares
    (Cost $459)                                                                0              512                0                0

   Premier Growth Portfolio, 1,429 shares
    (Cost $43,793)                                                             0                0           57,801                0

 Investments in MFS Variable Insurance Trust (Note 1):
   MFS Emerging Growth Series, 817 shares
    (Cost $18,399)                                                             0                0                0           31,015
								 ---------------- ---------------- ---------------- ----------------
   Total Assets                                                            1,396              512           57,801           31,015

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                          (41)               0               76             (192)
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $         1,437  $           512  $        57,725  $        31,207
								 ================ ================ ================ ================
 Units Outstanding (Note 5)                                                  119               50            2,263            1,128
								 ================ ================ ================ ================
 Unit Value                                                      $         12.04  $         10.26  $         25.51  $         27.67
								 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

										       Divisions Investing In
								 -------------------------------------------------------------------
													  AIM
									MFS              AIM          V.I. Capital
								      Research        V.I. Value      Appreciation        2000
(In thousands, except unit values)                                     Series            Fund             Fund            Trust
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in MFS Variable Insurance Trust (Note 1):
  MFS Research Series, 726 shares
   (Cost $13,050)                                                $        16,941  $             0  $             0  $             0

 Investments in AIM Variable Insurance Funds, Inc. (Note 1):
  AIM V.I. Value Fund, 1,020 shares
   (Cost $26,541)                                                              0           34,168                0                0

  AIM V.I. Capital Appreciation Fund, 279 shares
   (Cost $7,534)                                                               0                0            9,927                0

 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2000 Trust, 660 trust units
   (Cost $525)                                                                 0                0                0              658
								 ---------------- ---------------- ---------------- ----------------
   Total Assets                                                           16,941           34,168            9,927              658

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                            3              352             (335)               0
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $        16,938  $        33,816  $        10,262  $           658
								 ================ ================ ================ ================
 Units Outstanding (Note 5)                                                  938            1,592              537               31
								 ================ ================ ================ ================
 Unit Value                                                      $         18.06  $         21.24  $         19.11  $         21.23
								 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

										       Divisions Investing In
								 -------------------------------------------------------------------


								       2001             2002             2003             2004
(In thousands, except unit values)                                     Trust            Trust            Trust            Trust
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2001 Trust, 341 trust units
    (Cost $275)                                                  $           321  $             0  $             0  $             0

   2002 Trust, 758 trust units
    (Cost $557)                                                                0              667                0                0

   2003 Trust, 366 trust units
    (Cost $253)                                                                0                0              292                0

   2004 Trust, 1,375 trust units
    (Cost $888)                                                                0                0                0            1,058
								 ---------------- ---------------- ---------------- ----------------
    Total Assets                                                             321              667              292            1,058

Liabilities
 Due to (from) Merill Lynch Life Insurance Company                             0                0                0                0
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $           321  $           667  $           292  $         1,058
								 ================ ================ ================ ================
 Units Outstanding (Note 5)                                                    7               39                4               73
								 ================ ================ ================ ================
 Unit Value                                                      $         46.93  $         17.20  $         73.71  $         14.44
								 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

										       Divisions Investing In
								 -------------------------------------------------------------------


								       2005             2006             2007             2008
(In thousands, except unit values)                                     Trust            Trust            Trust            Trust
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2005 Trust, 1026 trust units
    (Cost $614)                                                  $           745  $             0  $             0  $             0

   2006 Trust, 460 trust units
    (Cost $292)                                                                0              318                0                0

   2007 Trust, 351 trust units
    (Cost $217)                                                                0                0              226                0

   2008 Trust, 918 trust units
    (Cost $472)                                                                0                0                0              540
								 ---------------- ---------------- ---------------- ----------------
    Total Assets                                                             745              318              226              540

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                            0                0                0                0
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $           745  $           318  $           226  $           540
								 ================ ================ ================ ================
 Units Outstanding (Note 5)                                                   14               10                7               18
								 ================ ================ ================ ================
 Unit Value                                                      $         54.75  $         30.47  $         32.46  $         30.34
								 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

										       Divisions Investing In
								 -------------------------------------------------------------------


								       2009             2010             2011             2013
(In thousands, except unit values)                                     Trust            Trust            Trust            Trust
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2009 Trust, 162 trust units
    (Cost $88)                                                   $            89  $             0  $             0  $             0

   2010 Trust, 890 trust units
    (Cost $460)                                                                0              453                0                0

   2011 Trust, 352 trust units
    (Cost $140)                                                                0                0              169                0

   2013 Trust, 782 trust units
    (Cost $320)                                                                0                0                0              325
								 ---------------- ---------------- ---------------- ----------------
    Total Assets                                                              89              453              169              325

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                            0                0                0                0
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $            89  $           453  $           169  $           325
								 ================ ================ ================ ================
 Units Outstanding (Note 5)                                                    3               17                8               20
								 ================ ================ ================ ================
 Unit Value                                                      $         27.16  $         26.11  $         21.75  $         16.07
								 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 1999 (continued)

								       Divisions Investing In
								 ----------------------------------


								       2014             2019
(In thousands, except unit values)                                     Trust            Trust
								 ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2014 Trust, 9,943 trust units
    (Cost $3,520)                                                $         3,808  $             0

   2019 Trust, 729 trust units
    (Cost $210)                                                                0              202
								 ---------------- ----------------
    Total Assets                                                           3,808              202

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                            1                0
								 ---------------- ----------------
Net Assets                                                       $         3,807  $           202
								 ================ ================
 Units Outstanding (Note 5)                                                  241               23
								 ================ ================
 Unit Value                                                      $         15.79  $          8.78
								 ================ ================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999

										Divisions Investing In
						-----------------------------------------------------------------------------------
									  Intermediate          Long-Term
							Money              Government           Corporate             Capital
						       Reserve                Bond                 Bond                Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             4,416  $             1,619  $             1,694  $             9,292
 Mortality and Expense Charges (Note 3)                        (748)                (220)                (217)                (434)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                3,668                1,399                1,477                8,858
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                   19                   76                1,509
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0               (1,928)              (2,338)               2,899
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0               (1,909)              (2,262)               4,408
						-------------------- -------------------- -------------------- --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    3,668                 (510)                (785)              13,266
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                  77,909                  495                1,286                2,813
 Policy Loading, Net (Note 3)                                 3,924                 (131)                (116)                (176)
 Contract Owner Deaths                                       (1,164)                 (57)                (282)                (735)
 Contract Owner Terminations                                 (2,691)                (292)                (290)                (975)
 Policy Loans, Net                                             (635)                 (45)                 (37)              (1,062)
 Cost of Insurance                                           (1,672)                (340)                (364)                (656)
 Policy Loan Processing Charges                                 126                  (14)                 (13)                 (26)
 Transfers Among Investment Divisions                       (68,863)               3,198                1,687               (4,221)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       6,934                2,814                1,871               (5,038)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      10,602                2,304                1,086                8,228
Net Assets Beginning of Period                               76,418               21,945               22,666               47,552
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            87,020  $            24,249  $            23,752  $            55,780
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------

						       Growth               Multiple               High               Natural
							Stock               Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            20,509  $             6,006  $             3,095  $                57
 Mortality and Expense Charges (Note 3)                        (642)                (300)                (248)                 (15)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               19,867                5,706                2,847                   42
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                         3,341                  385                 (885)                (100)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                652                  (98)                (734)                 409
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               3,993                  287               (1,619)                 309
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   23,860                5,993                1,228                  351
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   4,627                1,541                1,764                   86
 Policy Loading, Net (Note 3)                                  (229)                (154)                (113)                  (8)
 Contract Owner Deaths                                       (1,097)                (197)                (341)                 (23)
 Contract Owner Terminations                                 (1,839)              (1,334)                (757)                 (51)
 Policy Loans, Net                                           (1,121)                (243)                (278)                  (9)
 Cost of Insurance                                           (1,080)                (506)                (441)                 (28)
 Policy Loan Processing Charges                                 (42)                 (15)                 (17)                  (1)
 Transfers Among Investment Divisions                           712                   78               (2,399)                 (17)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         (69)                (830)              (2,582)                 (51)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      23,791                5,163               (1,354)                 300
Net Assets Beginning of Period                               63,237               31,861               28,303                1,496
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            87,028  $            37,024  $            26,949  $             1,796
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
												  Global           International
						       Global                                    Utility               Equity
						      Strategy             Balanced               Focus                Focus
(In thousands)                                        Portfolio            Portfolio              Fund                 Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             5,762  $             2,777  $               474  $               532
 Mortality and Expense Charges (Note 3)                        (404)                (157)                 (33)                 (96)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                5,358                2,620                  441                  436
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           388                  290                  180                 (218)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              2,763               (1,617)                (209)               3,195
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               3,151               (1,327)                 (29)               2,977
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    8,509                1,293                  412                3,413
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   3,386                  711                  192                  446
 Policy Loading, Net (Note 3)                                  (124)                 (86)                 (17)                 (47)
 Contract Owner Deaths                                         (523)                (133)                   0                 (109)
 Contract Owner Terminations                                   (908)                (514)                (130)                (272)
 Policy Loans, Net                                             (234)                (426)                 (16)                 (66)
 Cost of Insurance                                             (746)                (283)                 (53)                (178)
 Policy Loan Processing Charges                                 (24)                  (7)                  (2)                  (4)
 Transfers Among Investment Divisions                        (2,689)               1,954                  391               (1,579)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (1,862)               1,216                  365               (1,809)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       6,647                2,509                  777                1,604
Net Assets Beginning of Period                               43,979               15,568                3,113               10,552
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            50,626  $            18,077  $             3,890  $            12,156
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
							Global               Basic              Developing            Special
							Bond                 Value               Capital               Value
							Focus                Focus            Markets Focus            Focus
(In thousands)                                          Fund                 Fund                 Fund                 Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                70  $            14,764  $               113  $               550
 Mortality and Expense Charges (Note 3)                         (11)                (578)                 (35)                 (38)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   59               14,186                   78                  512
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           (38)                 379                 (617)                (715)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (132)              (3,865)               2,531                1,400
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (170)              (3,486)               1,914                  685
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (111)              10,700                1,992                1,197
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      76                4,204                  452                  316
 Policy Loading, Net (Note 3)                                    (8)                (275)                 (17)                 (40)
 Contract Owner Deaths                                            0                 (872)                 (66)                   0
 Contract Owner Terminations                                    (35)              (1,947)                (285)                (719)
 Policy Loans, Net                                                0                 (555)                 (87)                 (25)
 Cost of Insurance                                              (22)              (1,044)                 (65)                 (57)
 Policy Loan Processing Charges                                  (1)                 (37)                  (3)                  (1)
 Transfers Among Investment Divisions                          (248)               6,369                 (101)                 602
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (238)               5,843                 (172)                  76
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (349)              16,543                1,820                1,273
Net Assets Beginning of Period                                1,403               53,861                3,508                3,820
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             1,054  $            70,404  $             5,328  $             5,093
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
											          Global
							Index               Capital               Growth           International
							 500                 Focus                Focus                 VIP
(In thousands)                                          Fund                 Fund                 Fund              Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               940  $                 6  $                10  $                10
 Mortality and Expense Charges (Note 3)                        (226)                  (1)                  (1)                  (4)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  714                    5                    9                    6
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,015                    1                   14                   12
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              2,882                   (5)                  99                  101
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               3,897                   (4)                 113                  113
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    4,611                    1                  122                  119
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   1,415                    8                    8                   36
 Policy Loading, Net (Note 3)                                  (179)                  (1)                   0                    3
 Contract Owner Deaths                                         (236)                   0                    0                    0
 Contract Owner Terminations                                 (1,393)                  (1)                   1                   (1)
 Policy Loans, Net                                                3                  (18)                  (1)                   0
 Cost of Insurance                                             (420)                  (2)                  (2)                  (9)
 Policy Loan Processing Charges                                 (11)                   0                    0                   (1)
 Transfers Among Investment Divisions                        14,043                  268                  641                2,054
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      13,222                  254                  647                2,082
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      17,833                  255                  769                2,201
Net Assets Beginning of Period                               14,259                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            32,092  $               255  $               769  $             2,201
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
						       Mercury                                                          MFS
						      V.I. U.S.                                  Premier              Emerging
						      Large Cap              Quasar               Growth               Growth
(In thousands)                                          Fund               Portfolio            Portfolio              Series
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 7  $                 0  $               531  $                 0
 Mortality and Expense Charges (Note 3)                          (3)                  (1)                (365)                (149)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    4                   (1)                 166                 (149)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            17                    0                2,951                1,617
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                130                   53                8,737               10,816
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 147                   53               11,688               12,433
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      151                   52               11,854               12,284
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      24                   12                2,952                1,290
 Policy Loading, Net (Note 3)                                    (1)                   0                 (136)                 (20)
 Contract Owner Deaths                                            0                    0                 (169)                 (43)
 Contract Owner Terminations                                      0                    0                 (641)                (219)
 Policy Loans, Net                                                0                    0                 (135)                 (13)
 Cost of Insurance                                               (5)                  (1)                (640)                (262)
 Policy Loan Processing Charges                                  (1)                   0                  (21)                  (8)
 Transfers Among Investment Divisions                         1,269                  449               19,919                7,808
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,286                  460               21,129                8,533
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       1,437                  512               32,983               20,817
Net Assets Beginning of Period                                    0                    0               24,742               10,390
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             1,437  $               512  $            57,725  $            31,207
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
												   AIM
							 MFS                  AIM              V.I. Capital
						       Research            V.I. Value          Appreciation            1999
(In thousands)                                          Series                Fund                 Fund                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               153  $               556  $               211  $                 0
 Mortality and Expense Charges (Note 3)                        (116)                (210)                 (55)                  (1)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   37                  346                  156                   (1)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           283                  251                  624                  255
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              2,729                5,748                2,023                 (249)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               3,012                5,999                2,647                    6
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    3,049                6,345                2,803                    5
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     922                1,283                  410                    0
 Policy Loading, Net (Note 3)                                   (60)                 (97)                 (23)                  (3)
 Contract Owner Deaths                                            0                 (127)                 (91)                   0
 Contract Owner Terminations                                   (436)                (450)                 (34)                   0
 Policy Loans, Net                                              (66)                  (1)                  (4)                   0
 Cost of Insurance                                             (232)                (368)                 (92)                  (1)
 Policy Loan Processing Charges                                  (7)                 (13)                  (3)                   0
 Transfers Among Investment Divisions                         4,112               13,379                3,141               (1,178)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       4,233               13,606                3,304               (1,182)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       7,282               19,951                6,107               (1,177)
Net Assets Beginning of Period                                9,656               13,865                4,155                1,177
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            16,938  $            33,816  $            10,262  $                 0
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------


							2000                 2001                 2002                 2003
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (7)                  (3)                  (7)                  (3)
 Transaction Charges (Note 3)                                    (3)                  (1)                  (2)                  (1)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (10)                  (4)                  (9)                  (4)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            90                    8                   44                    5
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (55)                   2                  (37)                 (10)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  35                   10                    7                   (5)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       25                    6                   (2)                  (9)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       3                    1                    0                    6
 Policy Loading, Net (Note 3)                                   (16)                  (4)                  (6)                  (2)
 Contract Owner Deaths                                         (131)                   0                    0                    0
 Contract Owner Terminations                                    (65)                   0                  (62)                   0
 Policy Loans, Net                                              (13)                   0                    3                    0
 Cost of Insurance                                              (11)                  (4)                  (9)                  (4)
 Policy Loan Processing Charges                                   0                   (1)                   0                   (1)
 Transfers Among Investment Divisions                           (60)                   2                   (8)                  (1)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (293)                  (6)                 (82)                  (2)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (268)                   0                  (84)                 (11)
Net Assets Beginning of Period                                  926                  321                  751                  303
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $               658  $               321  $               667  $               292
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------


							2004                 2005                 2006                 2007
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (10)                  (7)                  (3)                  (2)
 Transaction Charges (Note 3)                                    (4)                  (3)                  (1)                  (1)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (14)                 (10)                  (4)                  (3)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            72                   18                   37                   24
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (102)                 (51)                 (59)                 (41)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 (30)                 (33)                 (22)                 (17)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      (44)                 (43)                 (26)                 (20)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      11                   28                   40                    0
 Policy Loading, Net (Note 3)                                   (11)                  (3)                   0                   (2)
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                    (65)                   0                    0                    0
 Policy Loans, Net                                               (2)                   0                    0                    0
 Cost of Insurance                                              (12)                 (10)                  (2)                  (3)
 Policy Loan Processing Charges                                  (1)                   0                    0                    0
 Transfers Among Investment Divisions                           (66)                 (33)                (115)                   0
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (146)                 (18)                 (77)                  (5)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (190)                 (61)                (103)                 (25)
Net Assets Beginning of Period                                1,248                  806                  421                  251
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             1,058  $               745  $               318  $               226
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------


							2008                 2009                 2010                 2011
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (5)                  (1)                  (6)                  (2)
 Transaction Charges (Note 3)                                    (2)                   0                   (2)                  (1)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   (7)                  (1)                  (8)                  (3)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            10                   17                  (60)                  22
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (60)                 (27)                 (13)                 (44)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 (50)                 (10)                 (73)                 (22)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      (57)                 (11)                 (81)                 (25)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      48                   17                    2                    4
 Policy Loading, Net (Note 3)                                    (2)                   0                   (5)                   0
 Contract Owner Deaths                                            0                    0                 (158)                   0
 Contract Owner Terminations                                      0                    0                    0                    0
 Policy Loans, Net                                               (5)                   0                    0                    0
 Cost of Insurance                                               (6)                  (2)                  (6)                  (3)
 Policy Loan Processing Charges                                  (1)                   0                    0                    0
 Transfers Among Investment Divisions                           (10)                 (14)                 (63)                 (42)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          24                    1                 (230)                 (41)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         (33)                 (10)                (311)                 (66)
Net Assets Beginning of Period                                  573                   99                  764                  235
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $               540  $                89  $               453  $               169
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

								    Divisions Investing In
						--------------------------------------------------------------


							2013                 2014                 2019
(In thousands)                                          Trust                Trust                Trust
						-------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (3)                 (40)                  (1)
 Transaction Charges (Note 3)                                    (1)                 (15)                   0
						-------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   (4)                 (55)                  (1)
						-------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            27                  319                    0
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (72)                (972)                  (9)
						-------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 (45)                (653)                  (9)
						-------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      (49)                (708)                 (10)
						-------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      53                  156                    2
 Policy Loading, Net (Note 3)                                     2                  (25)                   0
 Contract Owner Deaths                                            0                    0                    0
 Contract Owner Terminations                                      0                    0                    0
 Policy Loans, Net                                                0                  (10)                   0
 Cost of Insurance                                               (3)                 (71)                  (1)
 Policy Loan Processing Charges                                   0                   (2)                   0
 Transfers Among Investment Divisions                           (37)                (543)                 211
						-------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          15                 (495)                 212
						-------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         (34)              (1,203)                 202
Net Assets Beginning of Period                                  359                5,010                    0
						-------------------- -------------------- --------------------
Net Assets End of Period                        $               325  $             3,807  $               202
						==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

										Divisions Investing In
						-----------------------------------------------------------------------------------
									  Intermediate          Long-Term
							Money              Government           Corporate             Capital
						       Reserve                Bond                 Bond                Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             3,785  $             1,187  $             1,163  $             4,910
 Mortality and Expense Charges (Note 3)                        (572)                (170)                (166)                (385)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                3,213                1,017                  997                4,525
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                   89                    3                  622
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                  308                  314                  798
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0                  397                  317                1,420
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    3,213                1,414                1,314                5,945
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                  90,763                  502                  767                2,845
 Policy Loading, Net (Note 3)                                 5,762                  (95)                 (85)                 (94)
 Contract Owner Deaths                                         (659)                 (42)                 (44)                (230)
 Contract Owner Terminations                                   (895)                (125)                (150)                (686)
 Policy Loans, Net                                             (792)                (202)                (141)                (536)
 Cost of Insurance                                           (1,267)                (239)                (257)                (621)
 Policy Loan Processing Charges                                 (22)                  (2)                  (4)                 (11)
 Transfers Among Investment Divisions                       (70,544)               4,024                6,192                2,396
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      22,346                3,821                6,278                3,063
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      25,559                5,235                7,592                9,008
Net Assets Beginning of Period                               50,859               16,710               15,074               38,544
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            76,418  $            21,945  $            22,666  $            47,552
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------

						       Growth              Multiple               High               Natural
							Stock              Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio           Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             8,255  $             3,778  $             2,783  $                50
 Mortality and Expense Charges (Note 3)                        (469)                (273)                (261)                 (16)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                7,786                3,505                2,522                   34
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,652                  (13)                (240)                (178)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              7,268                 (653)              (4,270)                 (86)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               8,920                 (666)              (4,510)                (264)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   16,706                2,839               (1,988)                (230)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   3,843                1,632                1,690                   70
 Policy Loading, Net (Note 3)                                  (114)                (116)                (100)                  (8)
 Contract Owner Deaths                                         (248)                (170)                (329)                 (15)
 Contract Owner Terminations                                   (454)                (600)                (322)                 (37)
 Policy Loans, Net                                             (392)                (164)                (209)                  (5)
 Cost of Insurance                                             (798)                (456)                (432)                 (25)
 Policy Loan Processing Charges                                 (17)                  (5)                  (7)                   0
 Transfers Among Investment Divisions                         2,089                1,166                5,434                 (482)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       3,909                1,287                5,725                 (502)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      20,615                4,126                3,737                 (732)
Net Assets Beginning of Period                               42,622               27,735               24,566                2,228
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            63,237  $            31,861  $            28,303  $             1,496
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
												  Global           International
						       Global                                    Utility               Equity
						      Strategy            Balanced                Focus                Focus
(In thousands)                                        Portfolio           Portfolio               Fund                 Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             6,432  $             1,194  $               154  $               878
 Mortality and Expense Charges (Note 3)                        (383)                (128)                 (22)                (100)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                6,049                1,066                  132                  778
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            38                   85                  341                 (478)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (2,688)                 498                   53                  304
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (2,650)                 583                  394                 (174)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    3,399                1,649                  526                  604
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   3,453                  664                  112                  945
 Policy Loading, Net (Note 3)                                  (116)                 (70)                  (9)                 (16)
 Contract Owner Deaths                                         (312)                (103)                (182)                  (4)
 Contract Owner Terminations                                   (796)                (146)                   9                  (80)
 Policy Loans, Net                                             (233)                 (53)                 (23)                 (39)
 Cost of Insurance                                             (700)                (218)                 (35)                (179)
 Policy Loan Processing Charges                                 (11)                  (3)                  (1)                  (2)
 Transfers Among Investment Divisions                             7                1,689                  781               (1,057)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,292                1,760                  652                 (432)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       4,691                3,409                1,178                  172
Net Assets Beginning of Period                               39,288               12,159                1,935               10,380
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            43,979  $            15,568  $             3,113  $            10,552
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
							Global               Basic              Developing            Special
							Bond                 Value               Capital               Value
							Focus                Focus            Markets Focus            Focus
(In thousands)                                          Fund                 Fund                 Fund                 Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                69  $             6,396  $                72  $               826
 Mortality and Expense Charges (Note 3)                         (11)                (452)                 (42)                 (36)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   58                5,944                   30                  790
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             1                  809                 (355)                (261)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 73               (3,349)              (1,268)                (835)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  74               (2,540)              (1,623)              (1,096)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      132                3,404               (1,593)                (306)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     100                3,321                  481                  192
 Policy Loading, Net (Note 3)                                    (1)                (150)                  (4)                 (10)
 Contract Owner Deaths                                            0                 (322)                   0                 (174)
 Contract Owner Terminations                                     (4)                (239)                (125)                   9
 Policy Loans, Net                                               (2)                (804)                 (70)                  (6)
 Cost of Insurance                                              (19)                (798)                 (70)                 (51)
 Policy Loan Processing Charges                                   0                   (9)                  (1)                   0
 Transfers Among Investment Divisions                           191                8,621                 (766)                 615
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         265                9,620                 (555)                 575
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         397               13,024               (2,148)                 269
Net Assets Beginning of Period                                1,006               40,837                5,656                3,551
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             1,403  $            53,861  $             3,508  $             3,820
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
												   MFS
							Index               Premier              Emerging               MFS
							 500                 Growth               Growth              Research
(In thousands)                                          Fund               Portfolio              Series               Series
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               271  $                13  $                48  $               129
 Mortality and Expense Charges (Note 3)                         (85)                (128)                 (60)                 (60)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  186                 (115)                 (12)                  69
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           237                  716                  239                   96
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,545                5,075                1,736                1,095
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               1,782                5,791                1,975                1,191
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,968                5,676                1,963                1,260
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     400                1,075                  673                  474
 Policy Loading, Net (Note 3)                                   (41)                 (30)                   6                  (14)
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                   (292)                (116)                 (85)                 (36)
 Policy Loans, Net                                              (14)                 (74)                (111)                (120)
 Cost of Insurance                                             (133)                (228)                (143)                (113)
 Policy Loan Processing Charges                                  (2)                  (3)                  (1)                  (2)
 Transfers Among Investment Divisions                         7,922               12,407                4,788                4,795
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       7,840               13,031                5,127                4,984
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       9,808               18,707                7,090                6,244
Net Assets Beginning of Period                                4,451                6,035                3,300                3,412
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            14,259  $            24,742  $            10,390  $             9,656
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
									      AIM
							 AIM              V.I. Capital
						      V.I. Value          Appreciation            1998                 1999
(In thousands)                                           Fund                 Fund                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               634  $               111  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (76)                 (25)                  (1)                 (11)
 Transaction Charges (Note 3)                                     0                    0                    0                   (4)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  558                   86                   (1)                 (15)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           103                   29                  176                   32
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,953                  420                 (170)                  38
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               2,056                  449                    6                   70
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    2,614                  535                    5                   55
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     470                  223                    0                    6
 Policy Loading, Net (Note 3)                                   (26)                   1                   (3)                  (9)
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                    (19)                  (4)                   0                  (46)
 Policy Loans, Net                                              (56)                  (6)                   0                    0
 Cost of Insurance                                             (132)                 (46)                  (1)                 (14)
 Policy Loan Processing Charges                                  (2)                  (1)                   0                   (1)
 Transfers Among Investment Divisions                         7,513                2,105               (1,010)                 (36)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       7,748                2,272               (1,014)                (100)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      10,362                2,807               (1,009)                 (45)
Net Assets Beginning of Period                                3,503                1,348                1,009                1,222
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            13,865  $             4,155  $                 0  $             1,177
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------


							2000                 2001                 2002                 2003
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (8)                  (3)                  (7)                  (3)
 Transaction Charges (Note 3)                                    (3)                  (1)                  (2)                  (1)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (11)                  (4)                  (9)                  (4)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            31                    3                    8                   37
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 32                   21                   58                    3
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  63                   24                   66                   40
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       52                   20                   57                   36
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      10                    2                    0                    6
 Policy Loading, Net (Note 3)                                    (8)                  (2)                  (4)                 (12)
 Contract Owner Deaths                                          (41)                   0                    0                  (94)
 Contract Owner Terminations                                    (16)                   0                    0                   (1)
 Policy Loans, Net                                               (8)                  (9)                  (3)                  (3)
 Cost of Insurance                                              (11)                  (4)                  (8)                  (5)
 Policy Loan Processing Charges                                   0                    0                    0                   (1)
 Transfers Among Investment Divisions                            12                   16                   (2)                  26
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         (62)                   3                  (17)                 (84)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         (10)                  23                   40                  (48)
Net Assets Beginning of Period                                  936                  298                  711                  351
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $               926  $               321  $               751  $               303
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------


							2004                 2005                 2006                 2007
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (11)                  (7)                  (3)                  (2)
 Transaction Charges (Note 3)                                    (4)                  (3)                  (1)                  (1)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (15)                 (10)                  (4)                  (3)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            83                   27                    7                    4
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 54                   64                   35                   24
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 137                   91                   42                   28
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      122                   81                   38                   25
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      15                   16                   39                   20
 Policy Loading, Net (Note 3)                                    (9)                  (5)                   0                    0
 Contract Owner Deaths                                            0                  (44)                   0                    0
 Contract Owner Terminations                                    (97)                   0                    0                    0
 Policy Loans, Net                                              (10)                   0                    0                    0
 Cost of Insurance                                              (13)                  (9)                  (2)                  (2)
 Policy Loan Processing Charges                                  (1)                   0                    0                    0
 Transfers Among Investment Divisions                           (12)                   4                   49                   27
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (127)                 (38)                  86                   45
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                          (5)                  43                  124                   70
Net Assets Beginning of Period                                1,253                  763                  297                  181
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             1,248  $               806  $               421  $               251
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------


							2008                 2009                 2010                 2011
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- ------------------   -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $               0    $               0    $               0
 Mortality and Expense Charges (Note 3)                          (4)                (1)                  (6)                  (2)
 Transaction Charges (Note 3)                                    (2)                 0                   (2)                  (1)
						-------------------- ------------------   ------------------   ------------------
  Net Investment Income (Loss)                                   (6)                (1)                  (8)                  (3)
						-------------------- ------------------   ------------------   ------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             4                  7                  108                    2
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 68                  6                   (5)                  25
						-------------------- ------------------   ------------------   ------------------
 Net Gain (Loss) on Investments                                  72                 13                  103                   27
						-------------------- ------------------   ------------------   ------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       66                 12                   95                   24
						-------------------- ------------------   ------------------   ------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      46                 15                    6                    3
 Policy Loading, Net (Note 3)                                     0                  0                    1                   (1)
 Contract Owner Deaths                                            0                  0                    0                    0
 Contract Owner Terminations                                      0                  0                    0                    0
 Policy Loans, Net                                                0                  0                    1                    0
 Cost of Insurance                                               (5)                (2)                  (7)                  (2)
 Policy Loan Processing Charges                                   0                  0                    0                    0
 Transfers Among Investment Divisions                            47                 (7)                 126                   42
						-------------------- ------------------   ------------------   ------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          88                  6                  127                   42
						-------------------- ------------------   ------------------   ------------------

Total Increase (Decrease) in Net Assets                         154                 18                  222                   66
Net Assets Beginning of Period                                  419                 81                  542                  169
						-------------------- ------------------   ------------------   ------------------
Net Assets End of Period                        $               573  $              99  $               764  $               235
						==================== ================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

							  Divisions Investing In
						---------------------------------------


							2013                 2014
(In thousands)                                          Trust                Trust
						-------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (2)                 (41)
 Transaction Charges (Note 3)                                    (1)                 (16)
						-------------------- --------------------
  Net Investment Income (Loss)                                   (3)                 (57)
						-------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             2                  188
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 35                  444
						-------------------- --------------------
 Net Gain (Loss) on Investments                                  37                  632
						-------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       34                  575
						-------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      58                  159
 Policy Loading, Net (Note 3)                                     8                   (8)
 Contract Owner Deaths                                            0                    0
 Contract Owner Terminations                                      0                  (43)
 Policy Loans, Net                                                0                  (96)
 Cost of Insurance                                               (2)                 (61)
 Policy Loan Processing Charges                                   0                   (1)
 Transfers Among Investment Divisions                            58                  774
						-------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         122                  724
						-------------------- --------------------

Total Increase (Decrease) in Net Assets                         156                1,299
Net Assets Beginning of Period                                  203                3,711
						-------------------- --------------------
Net Assets End of Period                        $               359  $             5,010
						==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

										Divisions Investing In
						-----------------------------------------------------------------------------------
									  Intermediate          Long-Term
							Money              Government           Corporate             Capital
						       Reserve                Bond                 Bond                Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             3,061  $             1,024  $               854  $             1,534
 Mortality and Expense Charges (Note 3)                        (432)                (139)                (116)                (305)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                2,629                  885                  738                1,229
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                   29                 (130)                 178
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                  203                  400                4,630
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0                  232                  270                4,808
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    2,629                1,117                1,008                6,037
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                  80,752                  309                  619                2,655
 Policy Loading, Net (Note 3)                                 5,432                  (94)                 (67)                  23
 Contract Owner Deaths                                         (212)                 (34)                 (49)                 (92)
 Contract Owner Terminations                                   (528)                (199)                (258)                (485)
 Policy Loans, Net                                             (662)                 (20)                 (85)                (235)
 Cost of Insurance                                             (961)                (187)                (177)                (487)
 Policy Loan Processing Charges                                 (14)                  (2)                  (2)                  (7)
 Transfers Among Investment Divisions                       (79,759)                 987                3,328                5,273
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       4,048                  760                3,309                6,645
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       6,677                1,877                4,317               12,682
Net Assets Beginning of Period                               44,182               14,833               10,757               25,862
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            50,859  $            16,710  $            15,074  $            38,544
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------

						       Growth              Multiple               High               Natural
							Stock              Strategy               Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             2,954  $             1,431  $             1,816  $                17
 Mortality and Expense Charges (Note 3)                        (317)                (223)                (175)                 (22)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                2,637                1,208                1,641                   (5)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           519                  (43)                  66                  111
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              6,065                2,796                   (5)                (413)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               6,584                2,753                   61                 (302)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    9,221                3,961                1,702                 (307)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   3,002                1,618                1,134                  171
 Policy Loading, Net (Note 3)                                    24                 (120)                 (58)                 (10)
 Contract Owner Deaths                                         (112)                (133)                 (97)                   0
 Contract Owner Terminations                                   (324)                (391)                (205)                 (45)
 Policy Loans, Net                                             (486)                 (85)                (114)                   0
 Cost of Insurance                                             (543)                (360)                (275)                 (33)
 Policy Loan Processing Charges                                  (9)                  (5)                  (6)                   0
 Transfers Among Investment Divisions                         6,858                2,874                9,319                  212
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       8,410                3,398                9,698                  295
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      17,631                7,359               11,400                  (12)
Net Assets Beginning of Period                               24,991               20,376               13,166                2,240
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            42,622  $            27,735  $            24,566  $             2,228
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
												  Global           International
						       Global                                    Utility               Equity
						      Strategy             Balanced               Focus                Focus
(In thousands)                                        Portfolio            Portfolio              Fund                 Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             1,985  $             1,063  $                49  $               214
 Mortality and Expense Charges (Note 3)                        (323)                 (95)                 (14)                 (92)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                1,662                  968                   35                  122
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           197                   50                   50                  193
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,051                  546                  269               (1,034)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               1,248                  596                  319                 (841)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    2,910                1,564                  354                 (719)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   3,286                  747                  112                1,098
 Policy Loading, Net (Note 3)                                  (116)                 (66)                  (4)                 (11)
 Contract Owner Deaths                                         (139)                 (46)                   0                 (108)
 Contract Owner Terminations                                   (512)                 (95)                 (12)                 (55)
 Policy Loans, Net                                             (259)                 (64)                 (14)                 (18)
 Cost of Insurance                                             (576)                (157)                 (20)                (170)
 Policy Loan Processing Charges                                 (11)                  (3)                   0                   (2)
 Transfers Among Investment Divisions                         6,664                1,705                  374                2,570
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       8,337                2,021                  436                3,304
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      11,247                3,585                  790                2,585
Net Assets Beginning of Period                               28,041                8,574                1,145                7,795
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            39,288  $            12,159  $             1,935  $            10,380
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
							Global               Basic              Developing            Special
							Bond                 Value               Capital               Value
							Focus                Focus            Markets Focus            Focus
(In thousands)                                          Fund                 Fund                 Fund                 Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                62  $             2,148  $                92  $                86
 Mortality and Expense Charges (Note 3)                          (9)                (280)                 (59)                 (25)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   53                1,868                   33                   61
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            (8)                 319                   88                   26
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (33)               2,666                 (718)                 140
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 (41)               2,985                 (630)                 166
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       12                4,853                 (597)                 227
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     112                2,539                  796                  133
 Policy Loading, Net (Note 3)                                    (1)                 (81)                   0                   (5)
 Contract Owner Deaths                                            0                  (99)                 (37)                   0
 Contract Owner Terminations                                    (10)                (201)                 (63)                  (6)
 Policy Loans, Net                                              (11)                (323)                 (63)                  (4)
 Cost of Insurance                                              (15)                (503)                 (93)                 (31)
 Policy Loan Processing Charges                                   0                   (6)                  (1)                   0
 Transfers Among Investment Divisions                           (20)              15,312                  780                1,570
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          55               16,638                1,319                1,657
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                          67               21,491                  722                1,884
Net Assets Beginning of Period                                  939               19,346                4,934                1,667
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             1,006  $            40,837  $             5,656  $             3,551
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
												   MFS
							Index               Premier              Emerging               MFS
							 500                Growth                Growth              Research
(In thousands)                                          Fund               Portfolio              Series               Series
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 1  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (16)                 (16)                 (11)                 (11)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (16)                 (15)                 (11)                 (11)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             5                   17                   32                   15
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                295                  195                   65                   67
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 300                  212                   97                   82
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      284                  197                   86                   71
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      54                  201                   69                   87
 Policy Loading, Net (Note 3)                                    (3)                   8                    4                    3
 Contract Owner Deaths                                          (15)                   0                    0                    0
 Contract Owner Terminations                                     (3)                  (1)                  (5)                  (2)
 Policy Loans, Net                                                0                  (19)                 (11)                 (26)
 Cost of Insurance                                              (20)                 (31)                 (30)                 (19)
 Policy Loan Processing Charges                                  (1)                  (1)                  (1)                  (1)
 Transfers Among Investment Divisions                         4,155                5,681                3,188                3,299
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       4,167                5,838                3,214                3,341
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       4,451                6,035                3,300                3,412
Net Assets Beginning of Period                                    0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             4,451  $             6,035  $             3,300  $             3,412
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------
									      AIM
							 AIM              V.I. Capital
						      V.I. Value          Appreciation            1997                 1998
(In thousands)                                           Fund                 Fund                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               125  $                17  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (10)                  (5)                   0                   (9)
 Transaction Charges (Note 3)                                     0                    0                    0                   (3)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  115                   12                    0                  (12)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             7                   18                   33                    6
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (74)                 (50)                 (31)                  49
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 (67)                 (32)                   2                   55
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       48                  (20)                   2                   43
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      57                   55                    0                    2
 Policy Loading, Net (Note 3)                                     0                    2                   (1)                  (8)
 Contract Owner Deaths                                          (10)                   0                    0                    0
 Contract Owner Terminations                                     (4)                   0                    0                    0
 Policy Loans, Net                                                0                  (10)                   0                   (2)
 Cost of Insurance                                              (19)                  (9)                  (1)                  (7)
 Policy Loan Processing Charges                                  (1)                   0                    0                    0
 Transfers Among Investment Divisions                         3,432                1,330                 (354)                   5
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       3,455                1,368                 (356)                 (10)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       3,503                1,348                 (354)                  33
Net Assets Beginning of Period                                    0                    0                  354                  976
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             3,503  $             1,348  $                 0  $             1,009
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------


							1999                 2000                 2001                 2002
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (11)                  (8)                  (2)                  (6)
 Transaction Charges (Note 3)                                    (4)                  (3)                  (1)                  (2)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (15)                 (11)                  (3)                  (8)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            10                   14                    4                    7
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 61                   46                   14                   48
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  71                   60                   18                   55
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       56                   49                   15                   47
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners
 Policy Loading, Net (Note 3)                                     3                   10                    3                    0
 Contract Owner Deaths                                           (9)                  (7)                  (4)                  (5)
 Contract Owner Terminations                                      0                    0                    0                    0
 Policy Loans, Net                                                0                  (30)                   0                    0
 Cost of Insurance                                                2                   (7)                 (21)                  (9)
 Policy Loan Processing Charges                                 (13)                 (10)                  (3)                  (8)
 Transfers Among Investment Divisions                            (1)                   0                    0                    0
								 23                  135                  144                   66
  Net Increase (Decrease) in Net Assets         -------------------- -------------------- -------------------- --------------------
   Resulting from Contract Transactions
								  5                   91                  119                   44
						-------------------- -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets
Net Assets Beginning of Period                                   61                  140                  134                   91
							      1,161                  796                  164                  620
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             1,222  $               936  $               298  $               711
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------


							2003                 2004                 2005                 2006
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (2)                 (10)                  (7)                  (2)
 Transaction Charges (Note 3)                                    (1)                  (4)                  (2)                  (1)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   (3)                 (14)                  (9)                  (3)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             5                   38                   10                    1
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 23                   73                   70                   28
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  28                  111                   80                   29
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       25                   97                   71                   26
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       7                   29                   18                   39
 Policy Loading, Net (Note 3)                                    (2)                   0                   (5)                  (1)
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                      0                    3                   (8)                   0
 Policy Loans, Net                                              (16)                 (28)                   0                    0
 Cost of Insurance                                               (4)                 (12)                  (8)                  (2)
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                           130                  209                  (14)                   0
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         115                  201                  (17)                  36
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         140                  298                   54                   62
Net Assets Beginning of Period                                  211                  955                  709                  235
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $               351  $             1,253  $               763  $               297
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

										Divisions Investing In
						-----------------------------------------------------------------------------------


							2007                 2008                 2009                 2010
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (1)                  (3)                  (1)                  (5)
 Transaction Charges (Note 3)                                     0                   (1)                   0                   (2)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   (1)                  (4)                  (1)                  (7)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             1                    3                   10                   85
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 19                   48                    0                   (3)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  20                   51                   10                   82
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       19                   47                    9                   75
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       2                   39                   17                    6
 Policy Loading, Net (Note 3)                                    (2)                  (1)                  (3)                   8
 Contract Owner Deaths                                            0                    0                    0                   (1)
 Contract Owner Terminations                                      0                    0                  (30)                   0
 Policy Loans, Net                                                0                   (6)                   0                    0
 Cost of Insurance                                               (1)                  (4)                  (2)                  (5)
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                           130                  100                    0                 (100)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         129                  128                  (18)                 (92)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         148                  175                   (9)                 (17)
Net Assets Beginning of Period                                   33                  244                   90                  559
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $               181  $               419  $                81  $               542
						==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

								    Divisions Investing In
						--------------------------------------------------------------


							2011                 2013                 2014
(In thousands)                                          Trust                Trust                Trust
						-------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (2)                  (1)                 (28)
 Transaction Charges (Note 3)                                    (1)                  (1)                 (11)
						-------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   (3)                  (2)                 (39)
						-------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            74                    0                   23
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 49                   32                  651
						-------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 123                   32                  674
						-------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      120                   30                  635
						-------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       2                   46                  132
 Policy Loading, Net (Note 3)                                    (8)                   4                   (8)
 Contract Owner Deaths                                            0                    0                    0
 Contract Owner Terminations                                   (190)                   0                    0
 Policy Loans, Net                                                0                    0                  (11)
 Cost of Insurance                                               (2)                  (2)                 (31)
 Policy Loan Processing Charges                                   0                    0                   (1)
 Transfers Among Investment Divisions                           (76)                   7                  463
						-------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (274)                  55                  544
						-------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (154)                  85                1,179
Net Assets Beginning of Period                                  323                  118                2,532
						-------------------- -------------------- --------------------
Net Assets End of Period                        $               169  $               203  $             3,711
						==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill Lynch Variable Life Separate Account ("Account"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable life insurance contracts ("Contracts"). The Account is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Account is registered as a unit investment trust under the Investment Company Act of 1940 and consists of forty-two investment divisions (forty-three during the year). The investment divisions are as follows:

     Merrill Lynch Series Fund, Inc.: Ten of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Series Fund, Inc. ("Merrill Series Fund"). The investment advisor to the funds of the Merrill Series Fund is Merrill Lynch Asset Management, L.P. ("MLAM"), an indirect subsidiary of Merrill Lynch & Co.
     Merrill Lynch Variable Series Funds, Inc: Nine of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds").The investment advisor to the funds of the Merrill Variable Funds is MLAM. The Capital Focus Fund and Global Growth Focus Fund commenced operations on July 21, 1999. Effective following the close of business on August 15, 1997, the Equity Growth Fund was renamed the Special Value Focus Fund. The Fund's investment objective was not modified.
     Hotchkis & Wiley Variable Trust: One of the investment divisions invests in the securities of a single mutual fund portfolio of the Hotchkis & Wiley Variable Trust ("H&W Trust"). The investment advisor to the fund of the H&W Trust is Hotchkis & Wiley, a division of MLAM. This investment division commenced operations on July 21, 1999.
     Mercury Asset Management V.I. Funds, Inc.: One of the investment divisions invests in the securities of a single mutual fund portfolio of the Mercury Asset Management V.I. Funds, Inc. ("Mercury Funds"). The investment advisor to the fund of the Mercury Funds is Mercury Asset Management International Ltd., an indirect subsidiary of Merrill Lynch and Co. This investment division commenced operations on July 21, 1999.
     Alliance Variable Products Series Fund, Inc.: Two of the investment divisions invest in the securities of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. ("Alliance Variable Fund"). The investment advisor to the funds of the Alliance Variable Fund is Alliance Capital Management L.P. The Quasar Portfolio Fund commenced operations on July 21, 1999.
     MFS Variable Insurance Trust: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS Variable Trust"). The investment advisor to the funds of the MFS Variable Trust is Massachusetts Financial Services Company.
     AIM Variable Insurance Funds: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the AIM Variable Insurance Funds, Inc. ("AIM Variable Funds"). The investment advisor to the funds of the AIM Variable Funds is AIM Advisors, Inc.
     The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through L: Fifteen of the investment divisions (sixteen during the year) each invest in the securities of a single trust of the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through L ("Merrill Zero Trusts"). Each trust of the Merrill Zero Trusts consists of Stripped Treasury Securities with a fixed maturity date and a Treasury Note deposited to provide income to pay expenses of the trust. Merrill Zero Trusts are sponsored by Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch & Co. The 2019 Trust commenced operations on July 21, 1999. The 1999 Trust matured on February 16, 1999.

   The assets of the Account are registered in the name of Merrill Lynch Life. The portion of the Account's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable life separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares/units held in the underlying funds/trusts, which value their investments at market value.

   Dividend  income  is  recognized  on  the  ex-dividend  date.   All
   dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   Investment transactions are recorded on the trade date.

   The operations of the Account are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable life insurance contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to the Account if the law is changed. Contract loading, however, includes a charge for a significantly higher Federal income tax liability of Merrill Lynch Life (see Note 3). Charges for state and local taxes, if any, attributable to the Account may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in the Account and deducts daily charges at a rate of .9% (on an annual basis) of the net assets of the Account to cover these risks.

   Merrill Lynch Life makes certain deductions from each premium. For certain Contracts, the deductions are made before the premium is allocated to the Account. For other Contracts, the deductions are taken in equal installments on the first through tenth Contract anniversaries. The deductions are for (1) sales load, (2) Federal income taxes, and (3) state and local premium taxes.

   In addition, the cost of providing life insurance coverage for the insureds is deducted on the dates specified by the Contract. This cost will vary dependent upon the insured's underwriting class, sex (except where unisex rates are required by state law), attained age of each insured and the Contract's net amount at risk.

   Merrill Lynch Life pays all transaction charges to MLPF&S on the sale of Zero Trusts units to the Account. Merrill Lynch Life deducts a daily asset charge against the assets of each trust for the reimbursement of these transaction charges. The asset charge is equivalent to an effective annual rate of .34% (annually at the beginning of the year) of net assets for Contract owners.

4.UNIT VALUES

  The following is a summary of unit values and units outstanding for variable life insurance contracts and the expense ratios, excluding expenses of the  underlying funds for each of the five years in the period ended  December 31, 1999 or  lesser time period, if applicable. Total return calculations represent the one year total return and do not reflect the cost of insurance charge.

								     Intermediate            Long-Term
						  Money               Government             Corporate              Capital
						 Reserve                 Bond                  Bond                  Stock
  (In thousands, except unit values)             Portfolio             Portfolio             Portfolio             Portfolio
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                  2,781                   521                   447                   508
  Unit Value                              $              31.29  $              46.52  $              53.11  $             109.89
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             87,020  $             24,249  $             23,752  $             55,780

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            4.08%                -2.14%                -3.23%                30.45%

		    1998
  Units                                                  2,542                   462                   413                   564
  Unit Value                              $              30.06  $              47.54  $              54.88  $              84.24
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             76,418  $             21,945  $             22,666  $             47,552

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            4.48%                 7.96%                 7.48%                14.52%

		    1997
  Units                                                  1,768                   380                   295                   524
  Unit Value                              $              28.77  $              44.03  $              51.06  $              73.56
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             50,859  $             16,710  $             15,074  $             38,544

  Ratio of Expenses to                                    0.90%                 0.90%                 0.90%                 0.90%
    Average Net Assets                                    4.50%                 7.44%                 7.82%                21.37%
  Total Return

		    1996

  Units                                                  1,605                   362                   227                   427
  Unit Value                              $              27.54  $              40.98  $              47.36  $              60.61
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             44,182  $             14,833  $             10,757  $             25,862

  Ratio of Expenses to                                    0.90%                 0.90%                 0.90%                 0.90%
    Average Net Assets                                    4.39%                 1.68%                 1.84%                15.48%
  Total Return

		    1995
  Units                                                  1,246                   290                   175                   318
  Unit Value                              $              26.38  $              40.31  $              46.51  $              52.48
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             32,872  $             11,704  $              8,126  $             16,702

  Ratio of Expenses to                                    0.90%                 0.90%                 0.90%                 0.90%
    Average Net Assets                                    4.87%                17.80%                19.58%                19.64%
  Total Return


						  Growth               Mutliple                High                Natural
						   Stock               Strategy               Yield                Resources
  (In thousands, except unit values)             Portfolio             Portfolio             Portfolio             Portfolio
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                    792                   700                   873                   181
  Unit Value                              $             109.87  $              52.87  $              30.87  $               9.92
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             87,028  $             37,024  $             26,949  $              1,796

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           37.74%                19.13%                 4.63%                24.37%

		    1998
  Units                                                    793                   718                   959                   187
  Unit Value                              $              79.77  $              44.38  $              29.50  $               7.98
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             63,237  $             31,861  $             28,303  $              1,496

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           36.94%                 9.83%                -6.04%               -14.34%

		    1997
  Units                                                    732                   686                   782                   239
  Unit Value                              $              58.25  $              40.41  $              31.40  $               9.31
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             42,622  $             27,735  $             24,566  $              2,228

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           32.55%                18.09%                 9.74%               -11.77%

		    1996
  Units                                                    569                   596                   460                   212
  Unit Value                              $              43.95  $              34.21  $              28.62  $              10.56
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             24,991  $             20,376  $             13,166  $              2,240

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           18.48%                13.28%                11.30%                13.68%

		    1995

  Units                                                    351                   531                   308                   175
  Unit Value                              $              37.09  $              30.20  $              25.71  $               9.29
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             13,014  $             16,039  $              7,922  $              1,627

  Ratio of Expenses to                                    0.90%                 0.90%                 0.90%                 0.90%
    Average Net Assets                                   34.13%                16.49%                16.07%                11.21%
  Total Return

											      Global             International
						  Global                                      Utility               Equity
						 Strategy              Balanced               Focus                 Focus
  (In thousands, except unit values)             Portfolio             Portfolio               Fund                  Fund
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                  1,539                   570                   172                   817
  Unit Value                              $              32.90  $              31.71  $              22.60  $              14.87
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             50,626  $             18,077  $              3,890  $             12,156

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           20.06%                 7.58%                11.62%                36.39%

		    1998
  Units                                                  1,605                   528                   154                   968
  Unit Value                              $              27.40  $              29.48  $              20.25  $              10.90
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             43,979  $             15,568  $              3,113  $             10,552

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            8.51%                12.43%                22.94%                 6.83%

		    1997
  Units                                                  1,556                   464                   117                 1,018
  Unit Value                              $              25.25  $              26.22  $              16.47  $              10.20
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             39,288  $             12,159  $              1,935  $             10,380

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           10.72%                15.88%                24.77%                -5.41%

		    1996
  Units                                                  1,229                   379                    87                   722
  Unit Value                              $              22.81  $              22.62  $              13.20  $              10.79
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             28,041  $              8,574  $              1,145  $              7,795

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           12.75%                 8.77%                11.94%                 5.65%

		    1995
  Units                                                  1,006                   252                    31                   414
  Unit Value                              $              20.23  $              20.80  $              11.79  $              10.21
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             20,342  $              5,248  $                367  $              4,223

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            9.45%                20.50%                23.21%                 4.53%

						  Global                 Basic              Developing              Special
						   Bond                  Value                Capital                Value
						   Focus                 Focus             Markets Focus             Focus
  (In thousands, except unit values)               Fund                  Fund                  Fund                  Fund
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                     84                 2,920                   493                   249
  Unit Value                              $              12.55  $              24.11  $              10.80  $              20.43
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              1,054  $             70,404  $              5,328  $              5,093

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           -9.01%                20.03%                64.03%                32.94%

		    1998
  Units                                                    102                 2,681                   533                   249
  Unit Value                              $              13.80  $              20.09  $               6.58  $              15.37
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              1,403  $             53,861  $              3,508  $              3,820

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           11.61%                 8.46%               -30.02%                -7.34%

		    1997
  Units                                                     81                 2,205                   601                   214
  Unit Value                              $              12.36  $              18.52  $               9.41  $              16.58
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              1,006  $             40,837  $              5,656  $              3,551

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            1.03%                19.54%                -7.37%                10.72%

		    1996
  Units                                                     77                 1,249                   486                   111
  Unit Value                              $              12.24  $              15.49  $              10.15  $              14.98
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                939  $             19,346  $              4,934  $              1,667

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            7.04%                19.60%                 9.58%                -4.42%

		    1995
  Units                                                     19                   638                   260         Division
  Unit Value                              $              11.43  $              12.96  $               9.27          was not
					  --------------------- --------------------- ---------------------        available
  Net Assets                              $                219  $              8,270  $              2,408

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%
  Total Return                                           15.65%                24.36%                -1.97%

											      Global
						   Index                Capital               Growth             International
						   500                   Focus                 Focus                  VIP
  (In thousands, except unit values)               Fund                  Fund                  Fund                Portfolio
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                  1,583                    25                    52                   192
  Unit Value                              $              20.27  $              10.38  $              14.79  $              11.47
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             32,092  $                255  $                769  $              2,201

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           19.41%                -2.50%                69.39%                15.84%

		    1998
  Units                                                    840         Division              Division              Division
  Unit Value                              $              16.97          was not               was not               was not
					  ---------------------        available             available             available
  Net Assets                              $             14,259

  Ratio of Expenses to
    Average Net Assets                                    0.90%
  Total Return                                           27.12%

		    1997
  Units                                                    333         Division              Division              Division
  Unit Value                              $              13.35          was not               was not               was not
					  ---------------------        available             available             available
  Net Assets                              $              4,451

  Ratio of Expenses to
    Average Net Assets                                    0.90%
  Total Return                                           32.84%

		    1996
  Units                                          Division              Division              Division              Division
  Unit Value                                      was not               was not               was not               was not
						 available             available             available             available
  Net Assets

  Ratio of Expenses to
    Average Net Assets
  Total Return

		    1995
  Units                                          Division              Division              Division              Division
  Unit Value                                      was not               was not               was not               was not
						 available             available             available             available
  Net Assets

  Ratio of Expenses to
    Average Net Assets
  Total Return

						  Mercury                                                             MFS
						 V.I. U.S.                                    Premier              Emerging
						 Large Cap              Quasar                Growth                Growth
  (In thousands, except unit values)               Fund                Portfolio             Portfolio              Series
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                    119                    50                 2,263                 1,128
  Unit Value                              $              12.04  $              10.26  $              25.51  $              27.67
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              1,437  $                512  $             57,725  $             31,207

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           34.91%                20.46%                31.12%                75.13%

		    1998
  Units                                          Division              Division                      1,271                   658
  Unit Value                                      was not               was not       $              19.46  $              15.80
						 available             available      --------------------- ---------------------
  Net Assets                                                                          $             24,742  $             10,390

  Ratio of Expenses to
    Average Net Assets                                                                                0.90%                 0.90%
  Total Return                                                                                       46.64%                32.95%

		    1997
  Units                                          Division              Division                        455                   278
  Unit Value                                      was not               was not       $              13.27  $              11.88
						 available             available      --------------------- ---------------------
  Net Assets                                                                          $              6,035  $              3,300

  Ratio of Expenses to
    Average Net Assets                                                                                0.90%                 0.90%
  Total Return                                                                                       34.01%                36.01%

		    1996
  Units                                          Division              Division              Division              Division
  Unit Value                                      was not               was not               was not               was not
						 available             available             available             available
  Net Assets

  Ratio of Expenses to
    Average Net Assets
  Total Return

		    1995
  Units                                          Division              Division              Division              Division
  Unit Value                                      was not               was not               was not               was not
						 available             available             available             available
  Net Assets

  Ratio of Expenses to
    Average Net Assets
  Total Return


						    MFS                   AIM                   AIM
						 Research             V.I. Value           V.I. Capital              1997
  (In thousands, except unit values)              Series                 Fund              Appreciation              Trust
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                    938                 1,592                   537         Division
  Unit Value                              $              18.06  $              21.24  $              19.11          was not
					  --------------------- --------------------- ---------------------        available
  Net Assets                              $             16,938  $             33,816  $             10,262

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%
  Total Return                                           22.93%                28.73%                43.31%

		    1998
  Units                                                    657                   840                   312         Division
  Unit Value                              $              14.69  $              16.50  $              13.33          was not
					  --------------------- --------------------- ---------------------        available
  Net Assets                              $              9,656  $             13,865  $              4,155

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%
  Total Return                                           22.28%                31.21%                18.23%

		    1997
  Units                                                    284                   278                   120         Division
  Unit Value                              $              12.01  $              12.58  $              11.28      matured during
					  --------------------- --------------------- ---------------------        the year
  Net Assets                              $              3,412  $              3,503  $              1,348

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%
  Total Return                                           25.10%                28.42%                25.96%

		    1996
  Units                                          Division              Division              Division                         17
  Unit Value                                      was not               was not               was not       $              21.02
						 available             available             available      ---------------------
  Net Assets                                                                                                $                354

  Ratio of Expenses to
    Average Net Assets                                                                                                      1.24%
  Total Return                                                                                                              3.83%

		    1995
  Units                                          Division              Division              Division                         14
  Unit Value                                      was not               was not               was not       $              20.24
  Net Assets                                     available             available             available      ---------------------
													    $                278
  Ratio of Expenses to
    Average Net Assets                                                                                                      1.24%
  Total Return                                                                                                              9.41%



						   1998                  1999                  2000                  2001
  (In thousands, except unit values)               Trust                 Trust                 Trust                 Trust
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                          Division              Division                         31                     7
  Unit Value                                      was not           matured during    $              21.23  $              46.93
						 available             the year       --------------------- ---------------------
  Net Assets                                                                          $                658  $                321

  Ratio of Expenses to
    Average Net Assets                                                                                1.24%                 1.24%
  Total Return                                                                                        3.22%                 1.77%

		    1998
  Units                                          Division                         55                    45                     7
  Unit Value                                  matured during    $              21.41  $              20.57  $              46.12
						 the year       --------------------- --------------------- ---------------------
  Net Assets                                                    $              1,177  $                926  $                321

  Ratio of Expenses to
    Average Net Assets                                                          1.24%                 1.24%                 1.24%
  Total Return                                                                  4.55%                 5.73%                 6.77%

		    1997
  Units                                                     48                    60                    48                     7
  Unit Value                              $              20.94  $              20.47  $              19.45  $              43.19
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              1,009  $              1,222  $                936  $                298

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                            4.39%                 4.87%                 5.51%                 6.16%

		    1996
  Units                                                     49                    59                    43                     4
  Unit Value                              $              20.06  $              19.52  $              18.44  $              40.68
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                976  $              1,161  $                796  $                164

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                            3.41%                 2.72%                 1.87%                 1.05%

		    1995
  Units                                                     42                    53                    41                     1
  Unit Value                              $              19.40  $              19.01  $              18.10  $              40.26
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                822  $                999  $                740  $                 56

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           12.35%                15.04%                17.54%                20.02%



						   2002                  2003                  2004                  2005
  (In thousands, except unit values)               Trust                 Trust                 Trust                 Trust
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                     39                     4                    73                    14
  Unit Value                              $              17.20  $              73.71  $              14.44  $              54.75
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                667  $                292  $              1,058  $                745

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           -0.09%                -2.89%                -3.74%                -5.33%

		    1998
  Units                                                     44                     4                    83                    14
  Unit Value                              $              17.21  $              75.91  $              15.00  $              57.84
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                751  $                303  $              1,248  $                806

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                            8.04%                 9.88%                10.31%                11.18%

		    1997
  Units                                                     45                     5                    92                    15
  Unit Value                              $              15.93  $              69.09  $              13.60  $              52.02
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                711  $                351  $              1,253  $                763

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                            6.90%                 8.45%                 9.06%                10.11%

		    1996
  Units                                                     42                     3                    77                    15
  Unit Value                              $              14.90  $              63.70  $              12.47  $              47.25
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                620  $                211  $                955  $                709

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                            0.32%                -0.80%                -1.21%                -1.91%

		    1995
  Units                                                     13                     2                    64                    13
  Unit Value                              $              14.86  $              64.22  $              12.62  $              48.17
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                196  $                105  $                808  $                638

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           22.44%                26.24%                27.27%                29.68%



						   2006                  2007                  2008                  2009
  (In thousands, except unit values)               Trust                 Trust                 Trust                 Trust
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                     10                     7                    18                     3
  Unit Value                              $              30.47  $              32.46  $              30.34  $              27.16
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                318  $                226  $                540  $                 89

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           -7.14%                -8.49%                -9.99%               -10.93%

		    1998
  Units                                                     13                     7                    17                     3
  Unit Value                              $              32.81  $              35.48  $              33.71  $              30.50
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                421  $                251  $                573  $                 99

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           12.60%                13.39%                14.14%                14.58%

		    1997
  Units                                                     10                     6                    14                     3
  Unit Value                              $              29.14  $              31.29  $              29.53  $              26.62
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                297  $                181  $                419  $                 81

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           11.08%                11.95%                12.96%                13.80%

		    1996
  Units                                                      9                     1                     9                     4
  Unit Value                              $              26.24  $              27.95  $              26.14  $              23.39
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                235  $                 33  $                244  $                 90

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           -2.46%                -3.13%                -3.74%                -4.38%

		    1995
  Units                                                      3                     1                     7                     3
  Unit Value                              $              26.90  $              28.85  $              27.16  $              24.46
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                 71  $                 33  $                194  $                 72

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           32.22%                34.59%                36.56%                38.56%



						   2010                  2011                  2013                  2014
  (In thousands, except unit values)               Trust                 Trust                 Trust                 Trust
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                     17                     8                    20                   241
  Unit Value                              $              26.11  $              21.75  $              16.07  $              15.79
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                453  $                169  $                325  $              3,807

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                          -11.58%               -12.09%               -13.56%               -14.35%

		    1998
  Units                                                     26                     9                    19                   272
  Unit Value                              $              29.53  $              24.75  $              18.59  $              18.44
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                764  $                235  $                359  $              5,010

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           14.56%                14.38%                14.20%                13.88%

		    1997
  Units                                                     21                     8                    12                   229
  Unit Value                              $              25.78  $              21.64  $              16.28  $              16.19
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                542  $                169  $                203  $              3,711

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           14.64%                15.77%                18.22%                19.65%

		    1996
  Units                                                     25                    17                     9                   187
  Unit Value                              $              22.49  $              18.69  $              13.77  $              13.53
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                559  $                323  $                118  $              2,532

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           -4.84%                -4.96%                -5.93%                -6.55%

		    1995
  Units                                                     13                    17                     5                    28
  Unit Value                              $              23.63  $              19.66  $              14.64  $              14.48
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                298  $                343  $                 68  $                400

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           40.46%                43.09%                47.04%                47.33%



						   2019
  (In thousands, except unit values)               Trust
					  ---------------------
		    1999
  Units                                                     23
  Unit Value                              $               8.78
					  ---------------------
  Net Assets                              $                202

  Ratio of Expenses to
    Average Net Assets                                    1.24%
  Total Return                                          -15.61%

		    1998
  Units                                          Division
  Unit Value                                      was not
						 available
  Net Assets

  Ratio of Expenses to
    Average Net Assets
  Total Return

		    1997
  Units                                          Division
  Unit Value                                      was not
						 available
  Net Assets

  Ratio of Expenses to
    Average Net Assets
  Total Return

		    1996
  Units                                          Division
  Unit Value                                      was not
						 available
  Net Assets

  Ratio of Expenses to
    Average Net Assets
  Total Return

		    1995
  Units                                          Division
  Unit Value                                      was not
						 available
  Net Assets

  Ratio of Expenses to
    Average Net Assets
  Total Return

5.UNITS ISSUED AND REDEEMED

  Units issued and redeemed by the investment divisions during 1999, 1998 and 1997 were as follows:

								    Intermediate           Long-Term
						  Money              Government            Corporate             Capital
						 Reserve                Bond                 Bond                 Stock
  (In thousands)                                 Portfolio            Portfolio            Portfolio            Portfolio
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                         1,605                  362                  227                  427
  Activity during 1997:
       Issued                                            8,121                   63                  114                  163
       Redeemed                                         (7,958)                 (45)                 (46)                 (66)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                       1,768                  380                  295                  524
  Activity during 1998:
       Issued                                            9,052                  163                  222                  217
       Redeemed                                         (8,278)                 (81)                (104)                (177)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                       2,542                  462                  413                  564
  Activity during 1999:
       Issued                                            7,488                  168                  352                  106
       Redeemed                                         (7,249)                (109)                (318)                (162)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                       2,781                  521                  447                  508
					    ===================  ===================  ===================  ===================


						  Growth              Mutliple               High               Natural
						   Stock              Strategy              Yield               Resources
						 Portfolio            Portfolio            Portfolio            Portfolio
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                           569                  596                  460                  212
  Activity during 1997:
       Issued                                              278                  160                  470                  103
       Redeemed                                           (115)                 (70)                (148)                 (76)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                         732                  686                  782                  239
  Activity during 1998:
       Issued                                              210                  118                  371                  114
       Redeemed                                           (149)                 (86)                (194)                (166)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                         793                  718                  959                  187
  Activity during 1999:
       Issued                                              225                  118                  179                  220
       Redeemed                                           (226)                (136)                (265)                (226)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                         792                  700                  873                  181
					    ===================  ===================  ===================  ===================

											    Global            International
						  Global                                    Utility              Equity
						 Strategy             Balanced              Focus                Focus
  (In thousands)                                 Portfolio            Portfolio             Fund                 Fund
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                         1,229                  379                   87                  722
  Activity during 1997:
       Issued                                              532                  136                   46                  629
       Redeemed                                           (205)                 (51)                 (16)                (333)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                       1,556                  464                  117                1,018
  Activity during 1998:
       Issued                                              452                  110                  137                  537
       Redeemed                                           (403)                 (46)                (100)                (587)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                       1,605                  528                  154                  968
  Activity during 1999:
       Issued                                              346                  158                  115                  840
       Redeemed                                           (412)                (116)                 (97)                (991)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                       1,539                  570                  172                  817
					    ===================  ===================  ===================  ===================



											  Developing
						  Global                Basic              Capitals              Special
						   Bond                 Value               Markets               Value
						   Focus                Focus                Focus                Focus
						   Fund                 Fund                 Fund                 Fund
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                            77                1,249                  486                  111
  Activity during 1997:
       Issued                                               39                1,264                  404                  147
       Redeemed                                            (35)                (308)                (289)                 (44)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                          81                2,205                  601                  214
  Activity during 1998:
       Issued                                               30                1,133                  199                  155
       Redeemed                                             (9)                (657)                (267)                (120)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                         102                2,681                  533                  249
  Activity during 1999:
       Issued                                               88                1,112                  285                  168
       Redeemed                                           (106)                (873)                (325)                (168)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                          84                2,920                  493                  249
					    ===================  ===================  ===================  ===================

											    Global
						   Index               Capital              Growth            International
						   500                  Focus                Focus                 VIP
  (In thousands)                                   Fund                 Fund                 Fund               Portfolio
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                             0                    0                    0                    0
  Activity during 1997:
       Issued                                              337                    0                    0                    0
       Redeemed                                             (4)                   0                    0                    0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                         333                    0                    0                    0
  Activity during 1998:
       Issued                                              822                    0                    0                    0
       Redeemed                                           (315)                   0                    0                    0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                         840                    0                    0                    0
  Activity during 1999:
       Issued                                            1,207                   38                  101                  552
       Redeemed                                           (464)                 (13)                 (49)                (360)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                       1,583                   25                   52                  192
					    ===================  ===================  ===================  ===================


						  Mercury                                                          MFS
						 V.I. U.S.                                  Premier             Emerging
						 Large Cap             Quasar               Growth               Growth
						   Fund               Portfolio            Portfolio             Series
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                             0                    0                    0                    0
  Activity during 1997:
       Issued                                                0                    0                  510                  301
       Redeemed                                              0                    0                  (55)                 (23)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                           0                    0                  455                  278
  Activity during 1998:
       Issued                                                0                    0                1,196                  560
       Redeemed                                              0                    0                 (380)                (180)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                           0                    0                1,271                  658
  Activity during 1999:
       Issued                                              152                   50                1,829                  880
       Redeemed                                            (33)                   0                 (837)                (410)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                         119                   50                2,263                1,128
					    ===================  ===================  ===================  ===================


						    MFS                  AIM                  AIM
						 Research            V.I. Value          V.I. Capital             1997
  (In thousands)                                  Series                Fund             Appreciation             Trust
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                             0                    0                    0                   17
  Activity during 1997:
       Issued                                              319                  319                  149                    0
       Redeemed                                            (35)                 (41)                 (29)                 (17)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                         284                  278                  120                    0
  Activity during 1998:
       Issued                                              480                  680                  263                    0
       Redeemed                                           (107)                (118)                 (71)                   0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                         657                  840                  312                    0
  Activity during 1999:
       Issued                                              423                  990                  406                    0
       Redeemed                                           (142)                (238)                (181)                   0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                         938                1,592                  537                    0
					    ===================  ===================  ===================  ===================


						   1998                 1999                 2000                 2001
						   Trust                Trust                Trust                Trust
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                            49                   59                   43                    4
  Activity during 1997:
       Issued                                                0                    2                    9                    3
       Redeemed                                             (1)                  (1)                  (4)                   0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                          48                   60                   48                    7
  Activity during 1998:
       Issued                                                0                    1                    4                    0
       Redeemed                                            (48)                  (6)                  (7)                   0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                           0                   55                   45                    7
  Activity during 1999:
       Issued                                                0                    0                    8                    1
       Redeemed                                              0                  (55)                 (22)                  (1)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                           0                    0                   31                    7
					    ===================  ===================  ===================  ===================



						   2002                 2003                 2004                 2005
  (In thousands)                                   Trust                Trust                Trust                Trust
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                            42                    3                   77                   15
  Activity during 1997:
       Issued                                                4                    2                   26                    1
       Redeemed                                             (1)                   0                  (11)                  (1)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                          45                    5                   92                   15
  Activity during 1998:
       Issued                                                0                    2                    7                    3
       Redeemed                                             (1)                  (3)                 (16)                  (4)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                          44                    4                   83                   14
  Activity during 1999:
       Issued                                                5                    0                    3                    1
       Redeemed                                            (10)                   0                  (13)                  (1)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                          39                    4                   73                   14
					    ===================  ===================  ===================  ===================


						   2006                 2007                 2008                 2009
						   Trust                Trust                Trust                Trust
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                             9                    1                    9                    4
  Activity during 1997:
       Issued                                                1                    5                    5                    1
       Redeemed                                              0                    0                    0                   (2)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                          10                    6                   14                    3
  Activity during 1998:
       Issued                                                3                    2                    3                    1
       Redeemed                                              0                   (1)                   0                   (1)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                          13                    7                   17                    3
  Activity during 1999:
       Issued                                                1                    2                    2                    2
       Redeemed                                             (4)                  (2)                  (1)                  (2)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                          10                    7                   18                    3
					    ===================  ===================  ===================  ===================



						   2010                 2011                 2013                 2014
  (In thousands)                                   Trust                Trust                Trust                Trust
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                            25                   17                    9                  187
  Activity during 1997:
       Issued                                              122                    2                    4                   60
       Redeemed                                           (126)                 (11)                  (1)                 (18)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                          21                    8                   12                  229
  Activity during 1998:
       Issued                                               77                    3                    7                   87
       Redeemed                                            (72)                  (2)                   0                  (44)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                          26                    9                   19                  272
  Activity during 1999:
       Issued                                              215                    0                    6                   45
       Redeemed                                           (224)                  (1)                  (5)                 (76)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                          17                    8                   20                  241
					    ===================  ===================  ===================  ===================


						   2019
  (In thousands)                                   Trust
					    -------------------
  Outstanding at January 1, 1997                             0
  Activity during 1997:
       Issued                                                0
       Redeemed                                              0
					    -------------------
  Outstanding at December 31, 1997                           0
  Activity during 1998:
       Issued                                                0
       Redeemed                                              0
					    -------------------
  Outstanding at December 31, 1998                           0
  Activity during 1999:
       Issued                                               23
       Redeemed                                              0
					    -------------------
  Outstanding at December 31, 1999                          23
					    ===================



INDEPENDENT AUDITORS' REPORT



The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1999 and 1998, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.





February 28, 2000

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1999 AND 1998
(Dollars in thousands, except common stock par value and shares)

ASSETS                                                                   1999                  1998
------                                                               ------------          ------------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 1999 - $2,228,921; 1998 - $2,504,599)            $ 2,138,335           $ 2,543,097
 Equity securities, at estimated fair value
   (cost: 1999 - $214,153; 1998 - $162,710)                              186,575               158,591
 Trading account securities, at estimated fair value                      22,212                17,280
 Real estate held-for-sale                                                20,072                25,960
 Policy loans on insurance contracts                                   1,159,163             1,139,456
                                                                     ------------           -----------
   Total Investments                                                   3,526,357             3,884,384


CASH AND CASH EQUIVALENTS                                                 92,181                95,377
ACCRUED INVESTMENT INCOME                                                 73,167                73,459
DEFERRED POLICY ACQUISITION COSTS                                        475,915               405,640
FEDERAL INCOME TAXES - DEFERRED                                           37,383                 9,403
REINSURANCE RECEIVABLES                                                    4,194                 2,893
AFFILIATED RECEIVABLES - NET                                                 287                     -
RECEIVABLES FROM SECURITIES SOLD                                             566                14,938
OTHER ASSETS                                                              47,437                46,512
SEPARATE ACCOUNTS ASSETS                                              12,860,562            10,571,489
                                                                     ------------          ------------
TOTAL ASSETS                                                         $17,118,049           $15,104,095
                                                                     ============          ============





See accompanying notes to financial statements.



LIABILITIES AND STOCKHOLDER'S EQUITY                                     1999                  1998
------------------------------------                                 ------------          ------------
LIABILITIES:
POLICYHOLDER LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                   $ 3,587,867           $ 3,816,744
   Claims and claims settlement expenses                                  85,696                63,925
                                                                     ------------          ------------
    Total policyholder liabilities and accruals                        3,673,563             3,880,669

OTHER POLICYHOLDER FUNDS                                                  25,095                20,802
LIABILITY FOR GUARANTY FUND ASSESSMENTS                                   14,889                13,864
FEDERAL INCOME TAXES - CURRENT                                            12,806                15,840
AFFILIATED PAYABLES - NET                                                      -                   822
PAYABLES FOR SECURITIES PURCHASED                                            339                10,541
UNEARNED POLICY CHARGE REVENUE                                            77,663                55,235
OTHER LIABILITIES                                                         25,868                24,273
SEPARATE ACCOUNTS LIABILITIES                                         12,853,960            10,559,459
                                                                     ------------          ------------
    Total Liabilities                                                 16,684,183            14,581,505
                                                                     ------------          ------------
STOCKHOLDER'S EQUITY:
 Common stock ($10 par value; authorized: 1,000,000 shares;
   issued and outstanding: 1999 - 250,000 shares,
   1998 - 200,000 shares)                                                  2,500                 2,000
 Additional paid-in capital                                              347,324               347,324
 Retained earnings                                                       134,127               173,496
 Accumulated other comprehensive loss                                    (50,085)                 (230)
                                                                     ------------          ------------
    Total Stockholder's Equity                                           433,866               522,590
                                                                     ------------          ------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                           $17,118,049           $15,104,095
                                                                     ============          ============

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands)

                                                                         1999                  1998                  1997
                                                                     ------------          ------------          ------------
REVENUES:
 Investment revenue:
  Net investment income                                              $   253,835          $    272,038           $   308,702
  Net realized investment gains                                            8,875                12,460                13,289
 Policy charge revenue                                                   233,029               197,662               178,933
                                                                     ------------         -------------          ------------
     Total Revenues                                                      495,739               482,160               500,924
                                                                     ------------         -------------          ------------
BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                    175,839               195,676               209,542
 Market value adjustment expense                                           2,400                 5,528                 4,079
 Policy benefits (net of reinsurance recoveries: 1999 - $14,175;
  1998 - $9,761; 1997 - $10,439)                                          32,983                31,891                27,029
 Reinsurance premium ceded                                                21,691                19,972                17,879
 Amortization of deferred policy acquisition costs                        65,607                44,835                72,111
 Insurance expenses and taxes                                             53,377                51,735                49,105
                                                                     ------------          ------------          ------------
     Total Benefits and Expenses                                         351,897               349,637               379,745
                                                                     ------------          ------------          ------------

     Earnings Before Federal Income Tax Provision                        143,842               132,523               121,179

FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                  48,846                40,535                52,705
 Deferred                                                                 (1,135)                 (773)              (12,261)
                                                                     ------------          ------------          ------------
     Total Federal Income Tax Provision                                   47,711                39,762                40,444
                                                                     ------------          ------------          ------------
NET EARNINGS                                                         $    96,131           $    92,761           $    80,735
                                                                     ============          ============          ============




See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands)

                                                                         1999                  1998                  1997
                                                                     ------------          ------------          ------------
NET EARNINGS                                                         $    96,131           $    92,761           $    80,735
                                                                     ------------          ------------          ------------
OTHER COMPREHENSIVE INCOME (LOSS):

 Net unrealized gains (losses) on available-for-sale securities:
   Net unrealized holding gains (losses) arising during the period      (143,202)              (31,718)               22,347
   Reclassification adjustment for gains included in net earnings         (8,347)              (15,932)              (12,390)
                                                                     ------------          ------------          ------------
    Net unrealized gains (losses) on investment securities              (151,549)              (47,650)                9,957

   Adjustments for:
     Policyholder liabilities                                             31,959                14,483                10,094
     Deferred policy acquisition costs                                    42,890                 5,129                  (822)
     Deferred federal income taxes                                        26,845                 9,813                (6,730)
                                                                     ------------          ------------          ------------
 Total other comprehensive income (loss), net of tax                     (49,855)              (18,225)               12,499
                                                                     ------------          ------------          ------------
COMPREHENSIVE INCOME                                                 $    46,276           $    74,536           $    93,234
                                                                     ============          ============          ============



See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands, except common stock par value and shares)

                                                                                                   Accumulated
                                                               Additional                             other            Total
                                              Common            paid-in          Retained         comprehensive    stockholder's
                                              stock             capital          earnings         income (loss)       equity
                                            -----------       -----------       -----------       -------------    -------------
BALANCE, JANUARY 1, 1997                    $    2,000        $  402,937        $   79,387        $      5,496     $    489,820

 Dividend to Parent                                              (55,613)          (79,387)                            (135,000)
 Net earnings                                                                       80,735                               80,735
 Other comprehensive income, net of tax                                                                 12,499           12,499
                                            -----------       -----------       -----------       -------------    -------------
BALANCE, DECEMBER 31, 1997                       2,000           347,624            80,735              17,995          448,054

 Net earnings                                                                       92,761                               92,761
 Other comprehensive loss, net of tax                                                                  (18,225)         (18,225)
                                            -----------       -----------       -----------       -------------    -------------
BALANCE, DECEMBER 31, 1998                       2,000           347,324           173,496                (230)         522,590

 Stock dividend paid to parent
   ($10 par value, 500 shares)                     500                                (500)                                   -
 Cash dividend paid to parent                                                     (135,000)                            (135,000)
 Net earnings                                                                       96,131                               96,131
 Other comprehensive loss, net of tax                                                                  (49,855)         (49,855)
                                            -----------       -----------       -----------       -------------    -------------
BALANCE, DECEMBER 31, 1999                  $    2,500        $  347,324        $  134,127        $    (50,085)    $    433,866
                                            ===========       ===========       ===========       =============    =============

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands)

                                                                         1999                  1998                  1997
                                                                     ------------          ------------          ------------
Cash Flows From Operating Activities:
 Net earnings                                                        $    96,131           $    92,761           $    80,735
 Noncash items included in earnings:
   Amortization of deferred policy acquisition costs                      65,607                44,835                72,111
   Capitalization of policy acquisition costs                            (92,992)              (80,241)              (71,577)
   Amortization (accretion) of investments                                (1,649)               (5,350)               (4,672)
   Interest credited to policyholders' account balances                  175,839               195,676               209,542
   Benefit for deferred Federal income tax                                (1,135)                 (773)              (12,261)
 (Increase) decrease in operating assets:
   Trading account securities                                               (154)                 (287)              (14,928)
   Accrued investment income                                                 292                 4,765                 7,962
   Affiliated receivables                                                   (287)                  166                  (166)
   Other                                                                  (2,230)                1,565                (5,470)
 Increase (decrease) in operating liabilities:
   Claims and claims settlement expenses                                  21,771                13,351                10,908
   Other policyholder funds                                                4,293                (6,358)                7,740
   Liability for guaranty fund assessments                                 1,025                (1,510)               (3,399)
   Federal income taxes - current                                         (3,034)               (8,598)                3,470
   Affiliated payables                                                      (822)                  822                (6,164)
   Unearned policy charge revenue                                         22,428                23,133                11,269
   Other                                                                   1,595                 1,941                 5,922
 Other operating activities:
   Net realized investment gains (excluding gains on cash and
    cash equivalents)                                                     (8,892)              (12,460)              (13,289)
                                                                     ------------          ------------          ------------
    Net cash and cash equivalents provided by operating activities       277,786               263,438               277,733
                                                                     ------------          ------------          ------------
Cash Flow From Investing Activities:
 Proceeds from (payments for):
  Sales of available-for-sale securities                                 595,836               893,619               846,041
  Maturities of available-for-sale securities                            378,914               451,759               595,745
  Purchases of available-for-sale securities                            (748,436)           (1,028,086)           (1,156,222)
  Mortgage loans principal payments received                                   -                     -                68,864
  Purchases of mortgage loans                                                  -                     -                (5,375)
  Sales of real estate held-for-sale                                      13,282                14,135                 6,060
  Policy loans on insurance contracts                                    (19,707)              (21,317)              (26,068)
  Recapture of investment in separate accounts                            12,267                     -                11,026
  Investment in separate accounts                                         (5,381)              (12,000)                  (21)
                                                                     ------------          ------------          ------------
    Net cash and cash equivalents provided by investing activities       226,775               298,110               340,050
                                                                     ------------          ------------          ------------

See accompanying notes to financial statements.               (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Continued) (Dollars in thousands)

                                                                          1999                 1998                 1997
                                                                     ------------          ------------          ------------
Cash Flows from Financing Activities:
 Proceeds from (payments for):
  Dividends paid to parent                                           $  (135,000)          $         -           $  (135,000)
  Policyholder deposits                                                1,196,120             1,042,509             1,101,934
  Policyholder withdrawals (including transfers to/from separate      (1,568,877)           (1,595,068)           (1,593,320)
   accounts)                                                         ------------          ------------          ------------

Net cash and cash equivalents used by financing activities:             (507,757)             (552,559)             (626,386)
                                                                     ------------          ------------          ------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                      (3,196)                8,989                (8,603)

CASH AND CASH EQUIVALENTS
 Beginning of year                                                        95,377                86,388                94,991
                                                                     ------------          ------------          ------------
 End of year                                                         $    92,181           $    95,377           $    86,388
                                                                     ============          ============          ============
Supplementary Disclosure of Cash Flow Information:
 Cash paid to affiliates for:
   Federal income taxes                                              $    51,880           $    49,133           $    49,235
   Interest                                                                  688                   860                   842


See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group,Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)


 NOTE 1:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Description of Business: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

  The Company sells non-participating life insurance and annuity products including variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is currently licensed to sell insurance in forty-nine states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

  Basis of Reporting: The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

  For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

  To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

  Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for mortality risks and the cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

  Investments: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive loss, net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If management determines that a decline in the value of a security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss.

  For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

  Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

  All outstanding mortgage loans were repaid during 1997. The Company recognized income from mortgage loans based on the cash payment interest rate of the loan, which may have been different from the accrual interest rate of the loan for certain mortgage loans. The Company recognized a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there was a difference between the cash payment interest rate and the accrual interest rate. For all loans the Company stopped accruing income when an interest payment default either occurred or was probable. Impairments of mortgage loans were established as valuation allowances and recorded as a net realized investment loss.

  Real estate held-for-sale is stated at estimated fair value less estimated selling costs.

  Policy loans on insurance contracts are stated at unpaid principal balances.

  Investments in limited partnerships are carried at cost.

  Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

  Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

  During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions are capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                               1999           1998           1997
                            ----------     ----------     ----------
 Beginning balance          $ 101,793      $ 102,252      $ 112,249
 Capitalized amounts           11,759          6,085          5,077
 Interest accrued               7,634          7,669          9,653
 Amortization                 (19,112)       (14,213)       (24,727)
                            ----------     ----------     ----------
 Ending balance             $ 102,074      $ 101,793      $ 102,252
                            ==========     ==========     ==========

  The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                    2000   $6,110
                    2001   $5,670
                    2002   $5,400
                    2003   $5,386
                    2004   $5,619

  Separate Accounts: Separate Accounts are established in conformity with Arkansas State Insurance law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 1999 and 1998, the Company's Separate Accounts assets exceeded Separate Accounts liabilities by $6,602 and $12,030, respectively. This excess represents the Company's temporary investment in certain Separate Accounts investment divisions that were made to facilitate the establishment of those investment divisions.

  Net investment income and net realized and unrealized gains
  (losses) attributable to Separate Accounts assets accrue directly to the policyholder and are not reported as revenue in the Company's Statement of Earnings.

  Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

  Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

  Interest-sensitive life products             4.00% - 4.85%
  Interest-sensitive deferred annuities        3.60% - 8.61%
  Immediate annuities                          3.00% - 10.00%

  These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

  Claims and Claims Settlement Expenses: Liabilities for claims and claims settlement expenses equal the death benefit for claims that have been reported to the Company and an estimate based upon prior experience for unreported claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

  Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal income tax liability.

  The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

  Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

  Unearned Policy Charge Revenue: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

  Accounting Pronouncements: In June 1999, the Financial Accounting Standards Board deferred for one year the effective date of the accounting and reporting requirements of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The Company will adopt the provisions of SFAS No. 133 on January 1, 2001. The adoption of the standard is not expected to have a material impact on the Company's financial position or results of operations.


NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

 Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                   1999            1998
                                               ------------    ------------
  Assets:
   Fixed maturity securities (1)               $ 2,138,335     $ 2,543,097
   Equity securities (1), (2)                      186,575         158,591
   Trading account securities (1)                   22,212          17,280
   Policy loans on insurance contracts (3)       1,159,163       1,139,456
   Cash and cash equivalents (4)                    92,181          95,377
   Separate Accounts assets (5)                 12,860,562      10,571,489
                                               ------------    ------------
  Total financial instruments                  $16,459,028     $14,525,290
                                               ============    ============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1999 and 1998, securities without a readily ascertainable market value, having an amortized cost of $440,947 and $376,993, had an estimated fair value of $417,710 and $375,470, respectively.

 (2) The Company has investments in two limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships. At December 31, 1999 and 1998, the Company's limited partnership investments were $10,427 and $11,569, respectively.

 (3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (4) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 3.   INVESTMENTS

 The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                        1999
                                              ---------------------------------------------------------
                                                  Cost/         Gross          Gross        Estimated
                                                Amortized     Unrealized     Unrealized       Fair
                                                  Cost          Gains          Losses         Value
                                              ------------   ------------   ------------   ------------
  Fixed maturity securities:
   Corporate debt securities                  $ 1,912,965    $     8,778    $    85,108    $ 1,836,635
   Mortgage-backed securities                     119,195          1,760          1,036        119,919
   U.S. Government and agencies                   149,835            408         12,306        137,937
   Foreign governments                             25,290             61          2,969         22,382
   Municipals                                      21,636            152            326         21,462
                                              ------------   ------------   ------------   ------------
      Total fixed maturity securities         $ 2,228,921    $    11,159    $   101,745    $ 2,138,335
                                              ============   ============   ============   ============

  Equity securities:
   Non-redeemable preferred stocks            $   203,726    $        43    $    27,621    $   176,148
   Limited partnerships                            10,427              -              -         10,427
                                              ------------   ------------   ------------   ------------
      Total equity securities                 $   214,153    $        43    $    27,621    $   186,575
                                              ============   ============   ============   ============


                                                                        1998
                                              ---------------------------------------------------------
                                                 Cost/          Gross          Gross        Estimated
                                               Amortized      Unrealized     Unrealized       Fair
                                                 Cost           Gains          Losses         Value
                                              ------------   ------------   ------------   ------------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,079,867    $    56,703    $    29,078    $ 2,107,492
   Mortgage-backed securities                     229,197          7,908             43        237,062
   U.S. Government and agencies                   150,500          6,393          1,328        155,565
   Foreign governments                             21,157             35          2,996         18,196
   Municipals                                      23,878            905              1         24,782
                                              ------------   ------------   ------------   ------------
      Total fixed maturity securities         $ 2,504,599    $    71,944    $    33,446    $ 2,543,097
                                              ============   ============   ============   ============
  Equity securities:
   Non-redeemable preferred stocks            $   151,130    $       699    $     4,823    $   147,006
   Limited partnerships                            11,569              -              -         11,569
   Common stocks                                       11              5              -             16
                                              ------------   ------------   ------------   ------------
      Total equity securities                 $   162,710    $       704    $     4,823    $   158,591
                                              ============   ============   ============   ============

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1999 by contractual maturity were:

                                                             Estimated
                                               Amortized       Fair
                                                 Cost          Value
  Fixed maturity securities:                  -----------   -----------
   Due in one year or less                    $  250,435    $  250,396
   Due after one year through five years         935,856       912,037
   Due after five years through ten years        563,026       524,231
   Due after ten years                           360,409       331,752
                                              -----------   -----------
                                               2,109,726     2,018,416
   Mortgage-backed securities                    119,195       119,919
                                              -----------   -----------
    Total fixed maturity securities           $2,228,921    $2,138,335
                                              ===========   ===========

 Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1999 by rating agency equivalent were:

                                                         Estimated
                                           Amortized       Fair
                                             Cost          Value
                                          -----------   -----------
  AAA                                     $  396,644    $  380,538
  AA                                         196,792       188,710
  A                                          670,531       645,929
  BBB                                        884,446       847,858
  Non-investment grade                        80,508        75,300
                                          -----------   -----------
    Total fixed maturity securities       $2,228,921    $2,138,335
                                          ===========   ===========

 The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive loss at December 31 were as follows:

                                                  1999          1998
                                              ------------   -----------
  Assets:
   Fixed maturity securities                  $   (90,586)   $   38,498
   Equity securities                              (27,578)       (4,119)
   Deferred policy acquisition costs               42,567          (323)
   Federal income taxes - deferred                 26,969           124
   Other assets                                        (4)            -
   Separate Accounts assets                         1,028            30
                                              ------------   -----------
                                                  (47,604)       34,210
                                              ------------   -----------
  Liabilities:
   Policyholders' account balances                  2,481        34,440
                                              ------------   -----------
  Stockholder's equity:
   Accumulated other comprehensive loss       $   (50,085)   $     (230)
                                              ============   ===========

 The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains on trading account securities included in net realized investment gains were $3,112, $932 and $520 at December 31, 1999, 1998 and 1997, respectively.

 Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
 December 31 were:

                                          1999         1998        1997
                                       ----------   ----------   ----------
  Proceeds                             $ 595,836    $ 893,619    $ 846,041
  Gross realized investment gains         12,196       20,232       16,783
  Gross realized investment losses        15,936       17,429        7,193


 The Company had investment securities with a carrying value of $24,697 and $27,189 that were deposited with insurance regulatory authorities at December 31, 1999 and 1998, respectively.

 Excluding investments in U.S. Government and Agencies the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.


 Net investment income arose from the following sources for the years ended December 31:

                                           1999         1998         1997
                                        ----------   ----------   ----------
  Fixed maturity securities             $ 170,376    $ 202,313    $ 236,325
  Equity securities                        16,630        9,234        3,020
  Mortgage loans                                -            -        4,627
  Real estate held-for-sale                 3,792        2,264        1,939
  Policy loans on insurance contracts      60,445       59,236       57,998
  Cash and cash equivalents                 7,995        3,912        9,570
  Other                                        88          761          709
                                        ----------   ----------   ----------
  Gross investment income                 259,326      277,720      314,188
  Less investment expenses                 (5,491)      (5,682)      (5,486)
                                        ----------   ----------   ----------
  Net investment income                 $ 253,835    $ 272,038    $ 308,702
                                        ==========   ==========   ==========

 Net realized investment gains (losses), including changes in valuation allowances for the years ended December 31 were as follows:

                                           1999         1998        1997
                                        ----------   ----------   ----------
  Fixed maturity securities             $  (3,721)   $   2,617    $   6,149
  Equity securities                           (19)         186        3,441
  Trading account securities                4,778        1,368          697
  Investment in Separate Accounts             460            -        1,005
  Mortgage loans                                -            -        6,252
  Real estate held-for-sale                 7,394        8,290       (4,252)
  Cash and cash equivalents                   (17)          (1)          (3)
                                        ----------   ----------   ----------
  Net realized investment gains         $   8,875    $  12,460    $  13,289
                                        ==========   ==========   ==========

NOTE 4.   FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                            1999       1998       1997
                                          ---------  ---------  ---------
  Provision for income taxes
   computed at Federal stautory rate      $ 50,345   $ 46,383   $ 42,413

  Decrease in income taxes resulting from:
    Dividend received deduction             (1,594)    (3,664)    (1,969)
    Foreign tax credit                      (1,040)    (2,957)         -
                                          ---------  ---------  ---------
  Federal income tax provision            $ 47,711   $ 39,762   $ 40,444
                                          =========  =========  =========

 The Federal statutory rate for each of the three years in the period ended December 31, 1999 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                               1999        1998        1997
                                            ----------  ----------  ----------
  Deferred policy acquisition costs         $   8,822   $  11,062   $  (2,422)
  Policyholders' account balances              (9,635)    (10,950)    (16,099)
  Liability for guaranty fund assessments        (359)        529       1,190
  Investment adjustments                          (27)     (1,350)      5,070
  Other                                            64         (64)          -
                                            ----------  ----------  ----------
  Deferred Federal income tax benefit       $  (1,135)  $    (773)  $ (12,261)
                                            ==========  ==========  ==========


 Deferred tax assets and liabilities as of December 31 are determined as follows:

                                               1999           1998
                                            -----------    -----------
  Deferred tax assets:
   Policyholders' account balances          $  115,767     $  106,132
   Investment adjustments                        1,978          1,951
   Liability for guaranty fund assessments       5,211          4,852
   Net unrealized investment loss on
    investment securities                       26,969            124
                                             ----------    -----------

     Total deferred tax assets                 149,925        113,059
                                            -----------    -----------
  Deferred tax liabilities:
   Deferred policy acquisition costs           108,554         99,732
   Other                                         3,988          3,924
                                            -----------    -----------
     Total deferred tax liabilities            112,542        103,656
                                            -----------    -----------
     Net deferred tax asset                 $   37,383     $    9,403
                                            ===========    ===========

 The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5.   REINSURANCE

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

 Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $686 that can be drawn upon for delinquent reinsurance recoverables.

 As of December 31, 1999 the Company had the following life insurance inforce:

                                                                                         Percentage
                                             Ceded to        Assumed                      of amount
                                Gross          other        from other       Net         assumed to
                                amount       companies      companies       amount           net
                             ------------   ------------   -----------   ------------   -----------
   Life insurance in force   $14,356,639    $ 3,670,860    $    2,001    $10,687,780         0.02%


 The Company has entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system.

NOTE 6.   RELATED PARTY TRANSACTIONS

 The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $43,410, $43,179 and $43,028 for the years ended December 31, 1999, 1998 and 1997, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $688, $860 and $842 for 1999, 1998 and 1997, respectively. Intercompany interest is included in net investment income.

 The Company and Merrill Lynch Asset Management, L.P. ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,823, $1,915 and $1,913 for 1999, 1998 and 1997, respectively.

 MLIG has entered into agreements with MLAM and Hotchkis & Wiley ("H&W"), a division of MLAM, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., and Hotchkis & Wiley Variable Trust (collectively, "the Funds"). The Company invests in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under this agreement, MLAM and H&W pay compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Funds to MLAM and H&W. The Company received from MLIG its allocable share of such compensation in the amount of $21,630, $20,289 and $19,057 during 1999, 1998 and 1997, respectively. Revenue attributable to these agreements is included in policy charge revenue.

 The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $88,955, $79,117 and $72,729 for 1999, 1998 and 1997, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

 Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

 During 1997, the Company sold its investment in 2141 E.
 Camelback, Corp. to Merrill Lynch Mortgage Capital, Inc. The investment was sold at its carrying value of $5,375.

NOTE 7.   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

 During 1999 and 1997, the Company paid cash dividends of $135,000 to MLIG. Of these cash dividends, $105,793 and $110,030, respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance Commissioner. The Company also paid a $500 stock dividend to MLIG during 1999. The
 Company paid no cash or stock dividends in 1998.

 At December 31, 1999 and 1998, approximately $26,518 and $29,707, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 1999 and 1998, were $267,679 and $299,069, respectively.

 Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, there is no provision for deferred income taxes, and securities are valued on a different basis. The Company's statutory net income for 1999, 1998 and 1997 was $106,266, $55,813 and $81,963, respectively.

 The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 1999 and 1998, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

 In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. Codification is not expected to have a material impact on the Company's capital requirements or statutory financial statements.

NOTE 8.   COMMITMENTS AND CONTINGENCIES

 State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 1999 and 1998, the Company has established an estimated liability for future guaranty fund assessments of $14,889 and $13,864, respectively. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate.

 In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

 During 1994, the Company committed to participate in a limited partnership that invests in leveraged transactions. As of December 31, 1999, $8,116 has been advanced towards the Company's $10,000 commitment to the limited partnership.

NOTE 9.     SEGMENT INFORMATION

 In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life products. The Company's Annuity segment consists of variable annuities and interest sensitive annuities.

 The Company's organization is structured in accordance with its two business segments. Each segment has its own administrative service center that provides product support to the Company and customer service support to the Company's policyholders. Additionally, marketing and sales management functions, within MLIG, are organized according to these two business segments.

 The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

 The "Other" category, presented in the following segment financial information, represents assets and the earnings on those assets that do not support policyholder liabilities.

 The following table summarizes each business segment's contribution to the consolidated amounts:

                                                 Life
  1999                                         Insurance          Annuities            Other              Total
 ------                                       ------------       ------------       ------------       ------------
  Net interest spread (a)                     $    36,805        $    31,098        $    10,093        $    77,996
  Other revenues                                   94,821            140,541              6,542            241,904
                                              ------------       ------------       ------------       ------------
  Net revenues                                    131,626            171,639             16,635            319,900
                                              ------------       ------------       ------------       ------------

  Policy benefits                                  16,569             16,414                  -             32,983
  Reinsurance premium ceded                        21,691                  -                  -             21,691
  Amortization of deferred policy
      acquisition costs                            22,464             43,143                  -             65,607
  Other non-interest expenses                      16,728             39,049                  -             55,777
                                              ------------       ------------       ------------       ------------
  Total non-interest expenses                      77,452             98,606                  -            176,058
                                              ------------       ------------       ------------       ------------
  Net earnings before Federal income
      tax provision                                54,174             73,033             16,635            143,842
  Income tax expense                               18,442             23,447              5,822             47,711
                                              ------------       ------------       ------------       ------------
  Net earnings                                $    35,732        $    49,586        $    10,813        $    96,131
                                              ============       ============       ============       ============
  Balance Sheet Information:

  Total assets                                $ 6,492,686        $10,523,453        $   101,910        $17,118,049
  Deferred policy acquisition costs               251,017            224,898                  -            475,915
  Policyholder liabilities and accruals         2,150,671          1,522,892                  -          3,673,563
  Other policyholder funds                         18,345              6,750                  -             25,095




                                                  Life
  1998                                          Insurance          Annuities           Other              Total
 ------                                       ------------       ------------       ------------       ------------
  Net interest spread (a)                     $    35,228        $    32,765        $     8,369        $    76,362
  Other revenues                                   84,836            124,864                422            210,122
                                              ------------       ------------       ------------       ------------
  Net revenues                                    120,064            157,629              8,791            286,484
                                              ------------       ------------       ------------       ------------

  Policy benefits                                  18,397             13,494                  -             31,891
  Reinsurance premium ceded                        19,972                  -                  -             19,972
  Amortization of deferred policy
      acquisition costs                            13,040             31,795                  -             44,835
  Other non-interest expenses                      18,030             39,233                  -             57,263
                                              ------------       ------------       ------------       ------------
  Total non-interest expenses                      69,439             84,522                  -            153,961
                                              ------------       ------------       ------------       ------------
  Net earnings before Federal
      income tax provision                         50,625             73,107              8,791            132,523
  Income tax expense                               16,033             20,653              3,076             39,762
                                              ------------       ------------       ------------       ------------
  Net earnings                                $    34,592        $    52,454        $     5,715        $    92,761
                                              ============       ============       ============       ============
  Balance Sheet Information:

  Total assets                                $ 6,069,649        $ 8,885,981        $   148,465        $15,104,095
  Deferred policy acquisition costs               207,713            197,927                  -            405,640
  Policyholder liabilities and accruals         2,186,001          1,694,668                  -          3,880,669
  Other policyholder funds                         16,033              4,769                  -             20,802


                                                 Life
  1997                                         Insurance          Annuities            Other              Total
 ------                                       ------------       ------------       ------------       ------------
  Net interest spread (a)                     $    38,826        $    47,973        $    12,361        $    99,160
  Other revenues                                   86,301            102,782              3,139            192,222
                                              ------------       ------------       ------------       ------------
  Net revenues                                    125,127            150,755             15,500            291,382
                                              ------------       ------------       ------------       ------------

  Policy benefits                                  15,876             11,153                  -             27,029
  Reinsurance premium ceded                        17,879                  -                  -             17,879
  Amortization of deferred policy
      acquisition costs                            36,180             35,931                  -             72,111
  Other non-interest expenses                      16,545             36,639                  -             53,184
                                              ------------       ------------       ------------       ------------
  Total non-interest expenses                      86,480             83,723                  -            170,203
                                              ------------       ------------       ------------       ------------
  Net earnings before Federal
      income tax provision                         38,647             67,032             15,500            121,179
  Income tax expense                               12,753             22,265              5,426             40,444
                                              ------------       ------------       ------------       ------------
  Net earnings                                $    25,894        $    44,767        $    10,074        $    80,735
                                              ============       ============       ============       ============
  Balance Sheet Information:

  Total assets                                $ 5,925,872        $ 7,998,461        $   129,248        $14,053,581
  Deferred policy acquisition costs               182,610            182,495                  -            365,105
  Policyholder liabilities and accruals         2,229,533          2,009,151                  -          4,238,684
  Other policyholder funds                         18,788              8,372                  -             27,160


 (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.


 The table below summarizes the Company's net revenues by product for 1999, 1998, and 1997:

                                            1999         1998         1997
                                         ----------   ----------   ----------
  Life Insurance
    Variable life insurance              $ 104,036    $  91,806    $  92,245
    Interest-sensitive life insurance       27,590       28,258       32,882
                                         ----------   ----------   ----------
      Total Life Insurance                 131,626      120,064      125,127
                                         ----------   ----------   ----------
  Annuities
    Variable annuities                     130,039      105,545       88,509
    Interest-sensitive annuities            41,600       52,084       62,246
                                         ----------   ----------   ----------
      Total Annuities                      171,639      157,629      150,755
                                         ----------   ----------   ----------
  Other                                     16,635        8,791       15,500
                                         ----------   ----------   ----------
  Total                                  $ 319,900    $ 286,484    $ 291,382
                                         ==========   ==========   ==========

  * * * * *

                           PART II. OTHER INFORMATION

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

     The Insurance Company's By-Laws provide, in Article VI, Section 1, 2, 3 and 4, as follows:

     Section 1. Actions Other Than by or in the Right of the Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

     Section 2. Actions by or in the Right of the Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determined upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

     Section 3. Right to Indemnification. To the extent that a director, officer of employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

     Section 4. Determination of Right to Indemnification. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

DIRECTORS' AND OFFICERS' INSURANCE

     Merrill Lynch has purchased from Corporate Officers' and Directors' Assurance Company directors' and officers' liability insurance policies which cover, in addition to the Indemnification described above, liabilities for which indemnification is not provided under the By-Laws. The Company will pay an allocable portion of the insurance premium paid by Merrill Lynch with respect to such insurance policies.

ARKANSAS BUSINESS CORPORATION LAW

     In addition, Section 4-26-814 of the Arkansas Business Corporation Law generally provides that a corporation has the power to indemnify a director or officer of the corporation, or a person serving at the request of the corporation as a director or officer of another corporation or other enterprise against any judgments, amounts paid in settlement, and reasonably incurred expenses in a civil or criminal action or proceeding if the director or officer acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation (or, in the case of a criminal action or proceeding, if he or she in addition had no reasonable cause to believe that his or her conduct was unlawful).

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATION PURSUANT TO SECTION 26(e)

     Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

                     MERRILL LYNCH, PIERCE, FENNER & SMITH
                                  INCORPORATED
                             OFFICERS AND DIRECTORS
                             AS OF OCTOBER 19, 1999


                                   DIRECTORS

                                John L. Steffens


                               E. Stanley O'Neal


                               George A. Schieren



                                    OFFICERS

John L. Steffens         Chairman of the Board and Chief Executive Officer
George A. Schieren       General Counsel
John C. Stomber          Treasurer
Andrea L. Dulberg        Secretary


                           EXECUTIVE VICE PRESIDENTS

Thomas W. Davis
Barry S. Friedberg
Edward L. Goldberg
Jerome P. Kenney
E. Stanley O'Neal
Thomas H. Patrick
Winthrop H. Smith, Jr.
Roger M. Vasey

                             SENIOR VICE PRESIDENTS

Harry P. Allex

Daniel H. Bayly


Rosemary T. Berkery

Michael J. Castellano

Michael R. Cowan

Richard A. Dunn

Ahmass L. Fakahany

Richard M. Fuscone
Donald N. Gershuny
J. Michael Giles
Mark B. Goldfus
Allen N. Jones

Theresa Lang

Michael J.P. Marks
G. Kelly Martin

Robert J. McCann


John T. McGowan


Andrew J. Melnick

Athanassios N. Michas
Joseph H. Moglia
Carlos M. Morales
Hisashi Moriya
Thomas O. Muller III
Daniel T. Napoli
John Qua

George A. Schieren

Howard A. Shallcross
Robert D. Sherman
James F. Shoaf
Howard P. Sorgen

John C. Stomber

G. Stephen Thoma
Arthur L. Thomas

Anthony J. Vespa


Kevan V. Watts


Madeline A. Weinstein

Joseph T. Willett

                             FIRST VICE PRESIDENTS


Charles P. Borkowski, Jr.

Matthias B. Bowman

Richard M. Drew


Harry J. Ferguson

Richard K. Gordon
Brian C. Henderson
Michael Koeneke
Jack Levy
Frank M. Macioce, Jr.
Donald N. Malawsky
Barry J. Mandel

Lawrence W. Roberts

Eric M. Rosenberg
Stanley Schaefer
Barry G. Skolnick

Arthur H. Sobel

Kenneth S. Spirer
John B. Sprung
Paul A. Stein
Nathan C. Thorne

James R. Vallone




VICE PRESIDENTS

Leonard E. Accardo
Rudley B. Anthony
Joseph A. Boccuzzi
Robert G. Dieckmann
Freddy Enriquez
Edward J. Gallagher, Jr.
Scott C. Harrison
Peter C. Lee

Richard D. Lilleston
Daniel R. Mayo
Avadhesh K. Nigam
David D. Northrop
George A. Ruth
John M. Sabatino
Michael S. Schreier
John P. Smith


ASSISTANT VICE PRESIDENTS


Gregory R. Krolikowski
Edward A. Mallaney

ASSISTANT SECRETARIES

Darryl W. Colletti
Lawrence M. Egan, Jr.
Andrea Lowenthal
Margaret E. Nelson

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

  The facing sheet.

  Two Prospectuses consisting of 109 and 103 pages, respectively.

  Undertaking to file reports.
  Rule 484 Undertaking.
  Representation Pursuant to Section 26(e).
  Merrill Lynch, Pierce, Fenner & Smith Incorporated Officers and Directors The signatures.
  Written Consents of the Following Persons:
     (a) Barry G. Skolnick, Esq.
     (b) Joseph E. Crowne, Jr., F.S.A.
     (c) Sutherland Asbill & Brennan LLP
     (d) Deloitte & Touche LLP, Independent Auditors

     The following exhibits:

1. A.   (1)          Resolution of the Board of Directors of Merrill Lynch Life
                     Insurance Company establishing the Separate Account
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 8 to Form S-6 Registration No. 33-55472 Filed
                     April 29, 1997)
        (2)          Not applicable
        (3)(a)       Distribution Agreement between Merrill Lynch Life Insurance
                     Company and Merrill Lynch, Pierce, Fenner & Smith
                     Incorporated (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 8 to Form S-6 Registration No.
                     33-55472 Filed April 29, 1997)
           (b)       Amended Sales Agreement between Merrill Lynch Life Insurance
                     Company and Merrill Lynch Life Agency Inc. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 8 to
                     Form S-6 Registration No. 33-55472 Filed April 29, 1997)
           (c)       Schedules of Sales Commissions. (Incorporated by Reference
                     to Registrant's Post-Effective Amendment No. 8 to Form S-6
                     Registration No. 33-55472 Filed April 29, 1997)
           (d)       Indemnity Agreement between Merrill Lynch Life Insurance
                     Company and Merrill Lynch Life Agency, Inc. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 8 to
                     Form S-6 Registration No. 33-55472 Filed April 29, 1997)
        (4)          Not applicable
        (5)(a) (1)   Flexible Premium Variable Universal Life Insurance Policy
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 8 to Form S-6 Registration No. 33-55678 Filed
                     April 30, 1997)
        (5)(a) (2)   Flexible Premium Variable Universal Life Insurance Policy
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 4 to Form S-6 Registration No. 33-55678 Filed
                     December 9, 1994)
           (b) (1)   Backdating Endorsement (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 8 to Form S-6
                     Registration No. 33-55678 Filed April 30, 1997)
              (2)(a) Additional Insurance Rider for Flexible Premium Variable
                     Universal Life Insurance Policy (Incorporated by Reference
                     to Registrant's Post-Effective Amendment No. 8 to Form S-6
                     Registration No. 33-55678 Filed April 30, 1997)
              (2)(b) Additional Insurance Rider for Flexible Premium Variable
                     Universal Life Insurance Policy (Incorporated by Reference
                     to Registrant's Post-Effective Amendment No. 4 to Form S-6
                     Registration No. 33-55678 Filed December 9, 1994)
              (3)    Endorsement for Guaranteed Interest Division for Flexible
                     Premium Variable Universal Life Insurance Policy
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 8 to Form S-6 Registration No. 33-55678 Filed
                     April 30, 1997)
              (4)    Endorsement for Flexible Premium Variable Universal Life
                     Insurance Policy (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 4 to Form S-6 Registration No.
                     33-55678 Filed December 9, 1994)
              (5)    Accelerated Benefit Rider (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 4 to Form S-6
                     Registration No. 33-55472 Filed December 9, 1994)
              (6)    Unisex Rider (Form No. EIUN192S) (Incorporated by Reference
                     to Registrant's Post-Effective Amendment No. 5 to Form S-6
                     Registration No. 33-55678 Filed April 28, 1995)
              (7)    Policy Endorsement (Form No. VUSDEC) (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 6 to
                     Form S-6 Registration No. 33-55678 Filed February 29, 1996.)
        (6)(a)       Articles of Amendment, Restatement, and Redomestication of
                     the Articles of Incorporation of Merrill Lynch Life
                     Insurance Company (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 8 to Form S-6 Registration No.
                     33-55472 Filed April 29, 1997)
           (b)       Amended and Restated By-Laws of Merrill Lynch Life Insurance
                     Company (Incorporated by Reference to Registrant's Post-
                     Effective Amendment No. 8 to Form S-6 Registration No.
                     33-55472 Filed April 29, 1997)
        (7)          Not applicable

        (8)(a)       Agreement between Merrill Lynch Life Insurance Company and
                     Merrill Lynch Series Fund, Inc. (Incorporated by Reference
                     to Registrant's Post-Effective Amendment No. 8 to Form S-6
                     Registration No. 33-55472 Filed April 29, 1997)
           (b)       Agreement between Merrill Lynch Life Insurance Company and
                     Merrill Lynch Funds Distributor, Inc. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 8 to
                     Form S-6 Registration No. 33-55472 Filed April 29, 1997)
           (c)       Agreement between Merrill Lynch Life Insurance Company and
                     Merrill Lynch, Pierce, Fenner & Smith Incorporated
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 8 to Form S-6 Registration No. 33-55472 Filed
                     April 29, 1997)
           (d)       Participation Agreement among Merrill Lynch Life Insurance
                     Company, ML Life Insurance Company of New York and Monarch
                     Life Insurance Company (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 8 to Form S-6
                     Registration No. 33-55472 Filed April 29, 1997)
           (e)       Management Agreement between Merrill Lynch Life Insurance
                     Company and Merrill Lynch Asset Management, Inc.
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 8 to Form S-6 Registration No. 33-55472 Filed
                     April 29, 1997)
           (f)       Form of Participation Agreement Among Merrill Lynch Life
                     Insurance Company, Alliance Capital Management L.P., and
                     Alliance Fund Distributors, Inc. (Incorporated by Reference
                     to Merrill Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 10 to Form N-4 Registration No.
                     33-43773 Filed December 10, 1996)
           (g)       Form of Participation Agreement Among MFS Variable Insurance
                     Trust, Merrill Lynch Life Insurance Company, and
                     Massachusetts Financial Services Company (Incorporated by
                     Reference to Merrill Lynch Life Variable Annuity Separate
                     Account A's Post-Effective Amendment No. 10 to Form N-4
                     Registration No. 33-43773 Filed December 10, 1996)
           (h)       Participation Agreement By and Among AIM Variable Insurance
                     Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life
                     Insurance Company (Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 11 to Form N-4 Registration No.
                     33-43773 Filed April 24, 1997)
           (i)       Form of Participation Agreement among Merrill Lynch Life
                     Insurance Company, Hotchkis and Wiley Variable Trust, and
                     Hotchkis and Wiley (Incorporated by reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 12 to Form N-4 Registration No.
                     33-43773 Filed May 1, 1998)
           (j)       Form of Participation Agreement between Merrill Lynch Life
                     Insurance Company and Mercury Asset Management V.I. Funds,
                     Inc. (Incorporated by reference to Merrill Lynch Life
                     Variable Annuity Separate Account A's Post-Effective
                     Amendment No. 15 to Form N-4 Registration No. 33-43773 Filed
                     April 14, 1999)
           (k)       Form of Participation Agreement Between Merrill Lynch
                     Variable Series Funds, Inc. and Merrill Lynch Life Insurance
                     Company. (Incorporated by Reference to Merrill Lynch Life
                     Variable Annuity Separate Account A's Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43773
                     Filed December 10, 1996.)
           (l)       Amendment to the Participation Agreement Between Merrill
                     Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                     Insurance Company. (Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Registration Statement on Form N-4, Registration No.
                     333-90243 Filed November 3, 1999.)
           (m)       Amendment to the Participation Agreement Among Merrill Lynch
                     Life Insurance Company, Alliance Capital Management L.P.,
                     and Alliance Fund Distributors, Inc. dated May 1, 1997.
                     (Incorporated by Reference to Merrill Lynch Life Variable
                     Annuity Separate Account A's Registration Statement on Form
                     N-4, Registration No. 333-90243 Filed November 3, 1999.)
           (n)       Amendment to the Participation Agreement Among Merrill Lynch
                     Life Insurance Company, Alliance Capital Management L.P.,
                     and Alliance Fund Distributors, Inc. dated June 5, 1998.
                     (Incorporated by Reference to Merrill Lynch Life Variable
                     Annuity Separate Account A's Registration Statement on Form
                     N-4, Registration No. 333-90243 Filed November 3, 1999.)
           (o)       Amendment to the Participation Agreement Among Merrill Lynch
                     Life Insurance Company, Alliance Capital Management L.P.,
                     and Alliance Fund Distributors, Inc. dated July 22, 1999.
                     (Incorporated by Reference to Merrill Lynch Life Variable
                     Annuity Separate Account A's Registration Statement on Form
                     N-4, Registration No. 333-90243 Filed November 3, 1999.)
           (p)       Amendment to the Participation Agreement Among MFS(R)
                     Variable Insurance Trust(SM), Merrill Lynch Life Insurance
                     Company, and Massachusetts Financial Services Company dated
                     May 1, 1997. (Incorporated by Reference to Merrill Lynch
                     Life Variable Annuity Separate Account A's Registration
                     Statement on Form N-4, Registration No. 333-90243 Filed
                     November 3, 1999.)
           (q)       Amendment to the Participation Agreement By and Among AIM
                     Variable Insurance Funds, Inc., AIM Distributors, Inc., and
                     Merrill Lynch Life Insurance Company. (Incorporated by
                     Reference to Merrill Lynch Life Variable Annuity Separate
                     Account A's Registration Statement on Form N-4, Registration
                     No. 333-90243 Filed November 3, 1999.)
           (r)       Amendment to the Participation Agreement Among Merrill Lynch
                     Life Insurance Company and Hotchkis and Wiley Variable
                     Trust. (Incorporated by Reference to Merrill Lynch Life
                     Variable Annuity Separate Account A's Registration Statement
                     on Form N-4, Registration No. 333-90243 Filed November 3,
                     1999.)
        (9)(a)       Service Agreement among Merrill Lynch Insurance Group, Inc.,
                     Family Life Insurance Company and Merrill Lynch Life
                     Insurance Company (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 8 to Form S-6 Registration No.
                     33-55472 Filed April 29, 1997)
       (10)(a) (1)   Variable Life Insurance Application (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 8 to
                     Form S-6 Registration No. 33-55678 Filed April 30, 1997)
       (10)(a) (2)   Variable Life Insurance Application (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 4 to
                     Form S-6 Registration No. 33-55472 Filed December 9, 1994)
       (10)(a) (3)   Variable Life Insurance Application (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 8 to
                     Form S-6 Registration No. 33-55472 Filed April 29, 1997)
           (b)       Application for Reinstatement (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 8 to Form S-6
                     Registration No. 33-55678 Filed April 30, 1997)

           (c)       Variable Life Insurance Application, Part 1 (Form No. A1016
                     New 3/95) (Incorporated by Reference to Registrant's Post-
                     Effective Amendment No. 5 to Form S-6 Registration No.
                     33-55678 Filed April 28, 1995)
           (d)       Variable Life Insurance Application, Part 2 (Form No. A1011
                     Revised 10/94) (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 5 to Form S-6 Registration No.
                     33-55678 Filed April 28, 1995)
           (e)       Temporary Insurance Agreement (Form No. A1010 Revised 6/94)
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 5 to Form S-6 Registration No. 33-55678 Filed
                     April 28, 1995)
       (11)(a)       Memorandum describing Merrill Lynch Life Insurance Company's
                     Issuance, Transfer and Redemption Procedures (Incorporated
                     by Reference to Registrant's Post-Effective Amendment No. 2
                     to Form S-6 Registration No. 33-55678 Filed March 1, 1994)
       (11)(b)       Amended and restated memorandum describing Merrill Lynch
                     Life Insurance Company's Issuance, Transfer and Redemption
                     Procedures (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 4 to Form S-6 Registration No.
                     33-55678 Filed December 9, 1994)
       (11)(c)       Amended and restated memorandum describing Merrill Lynch
                     Life Insurance Company's Issuance, Transfer and Redemption
                     Procedures (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 6 to Form S-6 Registration No.
                     33-55678 Filed February 29, 1996.)
       (11)(d)       Supplement to Memorandum describing Merrill Lynch Life
                     Insurance Company's Issuance, Transfer and Redemption
                     Procedures (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 8 to Form S-6 Registration No.
                     33-55472 Filed April 29, 1997)
2.                   See Exhibit 1.A.(5)
3.                   Opinion and Consent of Barry G. Skolnick, Esq. as to the
                     legality of the securities being registered (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 7 to
                     Form S-6 Registration No. 33-55678 Filed April 25, 1996)
4.                   Not applicable
5.                   Not applicable
6.                   Opinion and Consent of Joseph E. Crowne, Jr., F.S.A. as to
                     actuarial matters pertaining to the securities being
                     registered
7.         (a)       Power of Attorney of Joseph E. Crowne, Jr. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-55472 Filed March 1, 1994)
           (b)       Power of Attorney of David E. Dunford (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-55472 Filed March 1, 1994)
           (c)       Power of Attorney of Gail R. Farkas (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 6 to
                     Form S-6 Registration No. 33-55678 Filed February 29, 1996.)
           (d)       Power of Attorney of John C.R. Hele (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-55472 Filed March 1, 1994)
           (e)       Power of Attorney of Allen N. Jones (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-55472 Filed March 1, 1994)
           (f)       Power of Attorney of Barry G. Skolnick (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-55472 Filed March 1, 1994)
           (g)       Power of Attorney of Anthony J. Vespa (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-55472 Filed March 1, 1994)
 8.        (a)       Written Consent of Barry G. Skolnick, Esq.
           (b)       Written Consent of Joseph E. Crowne, Jr., F.S.A. (See
                     Exhibit 6)
           (c)       Written Consent of Sutherland Asbill & Brennan LLP
           (d)       Written Consent of Deloitte & Touche LLP, Independent
                     Auditors

                                   SIGNATURES


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT, HEREBY CERTIFIES THAT THIS POST-EFFECTIVE AMENDMENT NO. 11 MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS PURSUANT TO PARAGRAPH (b) OF RULE 485 UNDER THE SECURITIES ACT OF 1933, AND HAS DULY CAUSED THIS POST-EFFECTIVE AMENDMENT NO. 11 TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED, AND ITS SEAL TO BE HEREUNTO AFFIXED AND ATTESTED, ALL IN THE CITY OF PLAINSBORO AND THE STATE OF NEW JERSEY, ON THE 24TH DAY OF APRIL 2000.


                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
                                  (Registrant)

                    BY: MERRILL LYNCH LIFE INSURANCE COMPANY
                                  (Depositor)

Attest:  /s/ EDWARD W. DIFFIN, JR.                  By:  /s/ BARRY G. SKOLNICK
       Edward W. Diffin, Jr.                            Barry G. Skolnick
       Vice President                                   Senior Vice President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 24, 2000.


                    SIGNATURE                                             TITLE
                    ---------                                             -----
                        *                           Chairman of the Board, President, and Chief
--------------------------------------------------  Executive Officer
                 Anthony J. Vespa

                        *                           Director, Senior Vice President, Chief Financial
--------------------------------------------------  Officer, Chief Actuary, and Treasurer
              Joseph E. Crowne, Jr.

                        *                           Director, Senior Vice President, and Chief
--------------------------------------------------  Investment Officer
                 David M. Dunford

                        *                           Director and Senior Vice President
--------------------------------------------------
                  Gail R. Farkas

*By:            /s/ BARRY G. SKOLNICK               In his own capacity as Director, Senior Vice
                                                    President, Secretary, General Counsel, and as
    Barry G. Skolnick                               Attorney-in-Fact

                                 EXHIBIT INDEX

                                                                               SEQUENTIALLY
    EXHIBIT                                                                      NUMBERED
    NUMBER                               DESCRIPTION                               PAGE
    -------                              -----------                           ------------
 6.              Opinion and Consent of Joseph E. Crowne, Jr., F.S.A. as to
                 actuarial matters pertaining to the securities being
                 registered
 8.(a)           Written Consent of Barry G. Skolnick, Esq.
 8.(c)           Written Consent of Sutherland Asbill & Brennan LLP
 8.(d)           Written Consent of Deloitte & Touche LLP, Independent
                 Auditors